UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2013

2013 Semi-Annual Report to Shareholders

PIQ	PowerShares Dynamic MagniQuant Portfolio

PWC	PowerShares Dynamic Market Portfolio

PWO	PowerShares Dynamic OTC Portfolio

PRF	PowerShares FTSE RAFI US 1000 Portfolio

PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

2

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2013.

In pursuing its investment objective, PowerShares Dynamic OTC Portfolio (the “Portfolio”) may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effect of such expenses are included in the Portfolio’s total return.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio (PIQ)
Actual	$1,000.00	$1,149.70	0.64%	$3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
Powershares Dynamic Market Portfolio (PWC)
Actual	1,000.00	1,147.09	0.60	3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Powershares Dynamic OTC Portfolio (PWO)
Actual	1,000.00	1,162.29	0.59	3.22
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
PowerShares FTSE RAFI US 1000 Portfolio (PRF)
Actual	1,000.00	1,114.73	0.39	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Actual	1,000.00	1,190.66	0.39	2.15
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 184/365.

3

Portfolio Composition
PowerShares Dynamic MagniQuant Portfolio (PIQ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	28.0
Consumer Discretionary	16.7
Information Technology	15.3
Industrials	14.6
Energy	8.6
Health Care	6.4
Consumer Staples	4.9
Materials	4.0
Telecommunication Services	1.0
Utilities	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.7%
2,245	AFC Enterprises, Inc.(b)	$100,082
4,926	Apollo Group, Inc., Class A(b)	131,475
2,531	Best Buy Co., Inc.	108,327
2,251	CEC Entertainment, Inc.	104,334
1,713	Children’s Place Retail Stores, Inc. (The)(b)	93,513
1,444	Core-Mark Holding Co., Inc.	102,134
4,367	Dana Holding Corp.	85,593
1,656	Delphi Automotive PLC (United Kingdom)	94,723
1,483	Domino’s Pizza, Inc.	99,450
5,648	Ford Motor Co.	96,637
5,037	Fox Factory Holding Corp.(b)	87,745
2,673	General Motors Co.(b)	98,767
4,548	Goodyear Tire & Rubber Co. (The)	95,417
1,532	Hanesbrands, Inc.	104,360
3,783	Haverty Furniture Cos., Inc.	105,205
5,051	hhgregg, Inc.(b)	78,341
1,223	Home Depot, Inc. (The)	95,259
4,843	International Game Technology	91,048
3,162	ITT Educational Services, Inc.(b)	126,859
2,307	Jack in the Box, Inc.(b)	93,849
1,325	Lear Corp.	102,542
1,388	Lithia Motors, Inc., Class A	87,236
5,424	Live Nation Entertainment, Inc.(b)	105,443
1,988	Lowe’s Cos., Inc.	98,963
1,466	Outerwall, Inc.(b)	95,261
1,411	Red Robin Gourmet Burgers, Inc.(b)	107,490
4,683	Remy International, Inc.(b)	103,167
8,348	Smith & Wesson Holding Corp.(b)	89,991
7,519	Stein Mart, Inc.	111,056

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,743	Sturm Ruger & Co., Inc.	$114,010
1,319	TRW Automotive Holdings Corp.(b)	99,070
1,272	Visteon Corp.(b)	98,058
160	Washington Post Co. (The), Class B	102,931

		3,308,336

	Consumer Staples—4.9%
1,393	Andersons, Inc. (The)	103,333
1,493	Herbalife Ltd. (Cayman Islands)	96,776
3,666	Ingles Markets, Inc., Class A	94,620
2,489	Kroger Co. (The)	106,629
5,963	Pilgrim’s Pride Corp. (Brazil)(b)	84,496
2,806	Prestige Brands Holdings, Inc.(b)	87,631
26,407	Rite Aid Corp.(b)	140,749
1,391	Sanderson Farms, Inc.	87,925
12,747	SUPERVALU, Inc.	89,611
3,147	Tyson Foods, Inc., Class A	87,078

		978,848

	Energy—8.6%
1,503	Alliance Holdings GP LP	89,639
1,230	Alliance Resource Partners LP	93,369
7,356	Alon USA Energy, Inc. (Israel)	88,860
5,772	Alon USA Partners LP (Israel)	78,615
1,006	Anadarko Petroleum Corp.	95,862
2,328	Cabot Oil & Gas Corp.	82,225
1,374	ConocoPhillips	100,714
3,347	CVR Refining LP	81,466
580	EOG Resources, Inc.	103,472
2,692	EPL Oil & Gas, Inc.(b)	85,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic MagniQuant Portfolio (PIQ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
3,322	Exterran Holdings, Inc.(b)	$94,843
1,445	Helmerich & Payne, Inc.	112,060
1,217	Hess Corp.	98,820
1,256	Marathon Petroleum Corp.	90,005
1,566	Murphy Oil Corp.	94,461
3,325	Stone Energy Corp.(b)	115,910
2,564	Valero Energy Corp.	105,560
3,106	Western Refining, Inc.	100,231

		1,711,933

	Financials—28.0%
538	Affiliated Managers Group, Inc.(b)	106,223
1,581	Aflac, Inc.	102,733
1,921	Allstate Corp. (The)	101,928
4,619	American Equity Investment Life Holding Co.	96,260
1,788	American Financial Group, Inc.	100,593
1,981	American International Group, Inc.	102,319
888	American National Insurance Co.	89,750
1,067	Ameriprise Financial, Inc.	107,276
2,571	AmTrust Financial Services, Inc.	98,624
3,608	Apollo Global Management LLC, Class A	116,394
1,729	Arch Capital Group Ltd.(b)	100,213
2,231	Argo Group International Holdings Ltd.	93,657
1,900	Artisan Partners Asset Management, Inc., Class A	113,753
2,561	Aspen Insurance Holdings Ltd.	99,905
1,718	Assurant, Inc.	100,469
2,119	Axis Capital Holdings Ltd.	100,483
6,473	Bank of America Corp.	90,363
819	Berkshire Hathaway, Inc., Class B(b)	94,251
1,885	Citigroup, Inc.	91,950
2,597	CNA Financial Corp.	105,412
6,724	CNO Financial Group, Inc.	104,760
3,437	Employers Holdings, Inc.	103,351
665	Everest Re Group Ltd.	102,237
2,165	FBL Financial Group, Inc., Class A	96,862
1,709	Financial Engines, Inc.	95,482
4,028	First Interstate BancSystem, Inc.	101,143
12,677	Fortress Investment Group LLC, Class A	104,585
4,818	FXCM, Inc., Class A	78,967
3,988	Green Dot Corp., Class A(b)	85,583
1,710	Hanover Insurance Group, Inc. (The)	100,103
2,159	HCC Insurance Holdings, Inc.	98,558
3,476	Horace Mann Educators Corp.	96,285
5,379	Investment Technology Group, Inc.(b)	86,172
1,803	JPMorgan Chase & Co.	92,927
7,827	KeyCorp	98,072
2,802	Legg Mason, Inc.	107,793
2,167	Lincoln National Corp.	98,403
1,973	MetLife, Inc.	93,343
1,665	Navigators Group, Inc. (The)(b)	93,640
6,436	Old Republic International Corp.	108,060
1,045	PartnerRe Ltd.	104,719
2,224	Principal Financial Group, Inc.	105,551
3,654	Progressive Corp. (The)	94,894
2,180	Protective Life Corp.	100,454
1,224	Prudential Financial, Inc.	99,621

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,178	Raymond James Financial, Inc.	$99,426
1,042	RenaissanceRe Holdings Ltd.	97,646
3,993	Selective Insurance Group, Inc.	104,896
1,741	StanCorp Financial Group, Inc.	102,545
1,371	State Street Corp.	96,066
2,978	Stewart Information Services Corp.	93,271
5,296	Symetra Financial Corp.	99,194
6,269	United Community Banks, Inc.(b)	97,734
3,176	United Fire Group, Inc.	100,679
3,085	Unum Group	97,918
3,082	XL Group PLC	94,217

		5,547,713

	Health Care—6.4%
1,457	Aetna, Inc.	91,354
1,605	AmerisourceBergen Corp.	104,855
1,812	Cardinal Health, Inc.	106,292
1,158	Cigna Corp.	89,143
989	Humana, Inc.	91,136
1,621	Magellan Health Services, Inc.(b)	95,153
750	McKesson Corp.	117,255
1,676	Omnicare, Inc.	92,431
11,515	PDL BioPharma, Inc.	93,156
2,106	Quintiles Transnational Holdings, Inc.(b)	88,431
4,066	Santarus, Inc.(b)	94,860
1,070	WellPoint, Inc.	90,736
2,464	West Pharmaceutical Services, Inc.	119,134

		1,273,936

	Industrials—14.6%
3,927	AAON, Inc.	106,068
2,307	ADT Corp. (The)	100,055
1,631	AGCO Corp.	95,218
1,629	Alaska Air Group, Inc.	115,105
952	Alliant Techsystems, Inc.	103,644
572	AMERCO	115,504
889	Boeing Co. (The)	116,015
6,054	Comfort Systems USA, Inc.	112,786
1,703	Consolidated Graphics, Inc.(b)	109,145
4,635	Delta Air Lines, Inc.	122,271
1,071	Dover Corp.	98,307
7,827	Federal Signal Corp.(b)	107,152
1,439	Huntington Ingalls Industries, Inc.	102,960
1,214	Hyster-Yale Materials Handling, Inc.	95,226
1,540	IDEX Corp.	106,491
2,856	Insperity, Inc.	110,442
2,786	ITT Corp.	110,688
1,019	L-3 Communications Holdings, Inc.	102,359
1,405	Manpowergroup, Inc.	109,731
2,098	Old Dominion Freight Line, Inc.(b)	98,396
2,028	Oshkosh Corp.(b)	96,513
1,703	PACCAR, Inc.	94,687
2,907	Quad/Graphics, Inc.	101,512
7,132	Southwest Airlines Co.	122,813
5,093	Swift Transportation Co.(b)	110,976
5,658	US Airways Group, Inc.(b)	124,306
1,168	WABCO Holdings, Inc.(b)	100,074

		2,888,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic MagniQuant Portfolio (PIQ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—15.3%
2,787	AOL, Inc.	$101,001
1,963	Arrow Electronics, Inc.(b)	94,263
2,363	Avnet, Inc.(b)	93,811
4,167	Benchmark Electronics, Inc.(b)	94,716
1,817	Computer Sciences Corp.	89,505
5,188	Convergys Corp.	102,411
3,745	Cray, Inc.(b)	83,738
2,263	EchoStar Corp., Class A(b)	108,534
3,112	Electronics for Imaging, Inc.(b)	106,773
2,652	Euronet Worldwide, Inc.(b)	115,097
895	FleetCor Technologies, Inc.(b)	103,238
10,166	Flextronics International Ltd. (Singapore)(b)	80,210
12,927	Harmonic, Inc.(b)	94,496
4,098	Hewlett-Packard Co.	99,868
4,143	Ingram Micro, Inc., Class A(b)	95,993
2,564	InterDigital, Inc.	99,355
4,013	Jabil Circuit, Inc.	83,711
1,826	Jack Henry & Associates, Inc.	99,718
8,258	Kulicke & Soffa Industries, Inc. (Singapore)(b)	106,528
1,952	Lam Research Corp.(b)	105,857
2,667	Lexmark International, Inc., Class A	94,812
4,475	Magnachip Semiconductor Corp. (South Korea)(b)	83,638
150	MasterCard, Inc., Class A	107,565
5,620	Sanmina Corp.(b)	81,827
2,174	Stamps.com, Inc.(b)	98,787
2,373	Synaptics, Inc.(b)	110,345
3,743	TeleTech Holdings, Inc.(b)	99,077
2,599	Ubiquiti Networks, Inc.(b)	100,269
8,198	United Online, Inc.(b)	99,934
7,458	Vishay Intertechnology, Inc.(b)	91,510
1,469	Western Digital Corp.	102,286

		3,028,873

	Materials—4.0%
1,054	Ashland, Inc.	97,548
3,964	Boise Cascade Co.(b)	101,518
5,665	FutureFuel Corp.	98,628
3,206	OM Group, Inc.(b)	109,004
1,721	Packaging Corp. of America	107,184
820	Rock-Tenn Co., Class A	87,748
3,208	Sealed Air Corp.	96,817
426	Terra Nitrogen Co. LP	87,044

		785,491

	Telecommunication Services—1.0%
3,290	Telephone & Data Systems, Inc.	102,582
2,130	United States Cellular Corp.	103,092

		205,674

	Utilities—0.5%
3,412	MDU Resources Group, Inc.	101,609

	Total Common Stocks and Other Equity Interests (Cost $17,677,240)	19,830,857

Number of Shares		Value
	Money Market Fund—0.4%
74,628	Premier Portfolio—Institutional Class(c) (Cost $74,628)	$74,628

	Total Investments (Cost $17,751,868)—100.4%	19,905,485
	Other assets less liabilities—(0.4)%	(73,946)

	Net Assets—100.0%	$19,831,539

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition
PowerShares Dynamic Market Portfolio (PWC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Information Technology	18.0
Financials	14.6
Consumer Discretionary	13.5
Industrials	12.2
Health Care	12.0
Energy	11.3
Consumer Staples	9.2
Materials	4.1
Utilities	2.9
Telecommunication Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.5%
34,797	Bridgepoint Education, Inc.(b)	$682,021
10,577	Capella Education Co.(b)	644,351
74,582	DISH Network Corp., Class A	3,594,852
207,117	Ford Motor Co.	3,543,772
31,655	Fox Factory Holding Corp.(b)	551,430
11,448	GameStop Corp., Class A	627,579
28,571	Goodyear Tire & Rubber Co. (The)	599,420
9,665	Hanesbrands, Inc.	658,380
31,742	hhgregg, Inc.(b)	492,318
8,361	Lear Corp.	647,058
8,862	Red Robin Gourmet Burgers, Inc.(b)	675,107
45,604	Scripps Networks Interactive, Inc., Class A	3,671,122
55,398	Time Warner, Inc.	3,808,059
8,323	TRW Automotive Holdings Corp.(b)	625,141

		20,820,610

	Consumer Staples—9.2%
10,043	Andersons, Inc. (The)	744,990
131,097	Archer-Daniels-Midland Co.	5,361,867
41,261	Costco Wholesale Corp.	4,868,798
7,640	Green Mountain Coffee Roasters, Inc.(b)	479,868
24,818	Inter Parfums, Inc.	872,601
43,015	Pilgrim’s Pride Corp. (Brazil)(b)	609,522
10,070	Sanderson Farms, Inc.	636,525
22,777	Tyson Foods, Inc., Class A	630,240

		14,204,411

	Energy—11.3%
94,458	Alon USA Energy, Inc. (Israel)	1,141,053

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
18,609	Helmerich & Payne, Inc.	$1,443,128
73,143	Hess Corp.	5,939,212
26,376	HollyFrontier Corp.	1,214,878
154,090	Valero Energy Corp.	6,343,885
39,999	Western Refining, Inc.	1,290,768

		17,372,924

	Financials—14.6%
41,735	Aflac, Inc.	2,711,940
26,089	American Equity Investment Life Holding Co.	543,695
10,029	American Financial Group, Inc.	564,231
51,912	American International Group, Inc.(b)	2,681,255
19,496	Employers Holdings, Inc.	586,245
12,282	FBL Financial Group, Inc., Class A	549,497
22,737	First Interstate BancSystem, Inc.	570,926
71,681	Fortress Investment Group LLC, Class A	591,368
47,731	JPMorgan Chase & Co.	2,460,056
57,370	Lincoln National Corp.	2,605,172
52,215	MetLife, Inc.	2,470,292
58,940	Principal Financial Group, Inc.	2,797,292
12,367	Protective Life Corp.	569,871
9,878	StanCorp Financial Group, Inc.	581,814
16,895	Stewart Information Services Corp.	529,151
29,926	Symetra Financial Corp.	560,514
35,447	United Community Banks, Inc.(b)	552,619
18,014	United Fire Group, Inc.	571,044

		22,496,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dynamic Market Portfolio (PWC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—12.0%
27,618	Amedisys, Inc.(b)	$449,621
50,716	AmerisourceBergen Corp.	3,313,276
12,065	AmSurg Corp.(b)	517,468
272,852	Boston Scientific Corp.(b)	3,189,640
20,622	Celgene Corp.(b)	3,062,161
7,872	Centene Corp.(b)	442,092
6,460	Chemed Corp.	438,117
22,075	Impax Laboratories, Inc.(b)	447,239
8,004	Magellan Health Services, Inc.(b)	469,835
23,777	McKesson Corp.	3,717,296
2,958	MWI Veterinary Supply, Inc.(b)	469,257
8,275	Omnicare, Inc.	456,366
56,662	PDL BioPharma, Inc.	458,396
19,977	Santarus, Inc.(b)	466,063
12,169	West Pharmaceutical Services, Inc.	588,371

		18,485,198

	Industrials—12.2%
10,084	AGCO Corp.	588,704
5,894	Alliant Techsystems, Inc.	641,680
10,660	Consolidated Graphics, Inc.(b)	683,200
179,864	Delta Air Lines, Inc.	4,744,812
38,772	Exelis, Inc.	639,350
39,287	L-3 Communications Holdings, Inc.	3,946,379
51,059	Republic Airways Holdings, Inc.(b)	601,475
36,350	RPX Corp.(b)	649,211
44,246	SkyWest, Inc.	665,460
277,028	Southwest Airlines Co.	4,770,422
35,293	US Airways Group, Inc.(b)	775,387

		18,706,080

	Information Technology—18.0%
31,695	Benchmark Electronics, Inc.(b)	720,427
71,276	Computer Sciences Corp.	3,511,056
23,782	Electronics for Imaging, Inc.(b)	815,961
20,272	Euronet Worldwide, Inc.(b)	879,805
77,543	Flextronics International Ltd. (Singapore)(b)	611,814
98,491	Harmonic, Inc.(b)	719,969
160,005	Hewlett-Packard Co.	3,899,322
31,508	Ingram Micro, Inc., Class A(b)	730,040
19,593	InterDigital, Inc.	759,229
62,959	Kulicke & Soffa Industries, Inc. (Singapore)(b)	812,171
20,384	Lexmark International, Inc., Class A	724,651
5,898	MasterCard, Inc., Class A	4,229,456
42,798	Sanmina Corp.(b)	623,139
32,403	SunPower Corp. (France)(b)	978,247
72,949	TE Connectivity Ltd. (Switzerland)	3,756,144
57,653	Western Digital Corp.(b)	4,014,378

		27,785,809

	Materials—4.1%
20,070	CF Industries Holdings, Inc.	4,327,092
33,814	FutureFuel Corp.	588,702
23,443	Hi-Crush Partners LP(b)	711,026
23,707	Suncoke Energy Partners LP(b)	618,278

		6,245,098

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services—2.2%
162,313	Sprint Corp. (Japan)(b)	$1,092,366
11,238	Telephone & Data Systems, Inc.	350,401
7,273	United States Cellular Corp.	352,013
22,986	Verizon Communications, Inc.	1,161,023
99,735	Vonage Holdings Corp.(b)	372,012

		3,327,815

	Utilities—2.9%
13,148	Black Hills Corp.	666,867
32,496	Dynegy, Inc., Class A(b)	631,397
64,207	Edison International	3,148,069

		4,446,333

	Total Common Stocks and Other Equity Interests (Cost $138,733,929)	153,891,260

	Money Market Fund—0.1%
136,983	Premier Portfolio—Institutional Class(c) (Cost $136,983)	136,983

	Total Investments (Cost $138,870,912)—100.1%	154,028,243
	Other assets less liabilities—(0.1)%	(105,207)

	Net Assets—100.0%	$153,923,036

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition
PowerShares Dynamic OTC Portfolio (PWO)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Information Technology	48.5
Consumer Discretionary	20.4
Health Care	14.7
Financials	6.4
Industrials	4.6
Consumer Staples	3.1
Energy	1.0
Materials	0.6
Telecommunication Services	0.6
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Dynamic OTC Portfolio (PWO)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—20.4%
4,392	AFC Enterprises, Inc.(b)	$195,796
9,684	Apollo Group, Inc., Class A(b)	258,466
3,309	Capella Education Co.(b)	201,584
19,891	Comcast Corp., Class A	946,414
18,621	DISH Network Corp., Class A	897,532
9,903	Fox Factory Holding Corp.(b)	172,510
8,938	Goodyear Tire & Rubber Co. (The)(b)	187,519
4,554	Jack in the Box, Inc.(b)	185,257
28,633	LKQ Corp.(b)	945,748
4,583	Multimedia Games Holding Co., Inc.(b)	148,993
2,773	Red Robin Gourmet Burgers, Inc.(b)	211,247
10,523	Viacom, Inc., Class B	876,461

		5,227,527

	Consumer Staples—3.1%
8,205	Green Mountain Coffee Roasters, Inc.(b)	515,356
19,854	Pilgrim’s Pride Corp. (Brazil)(b)	281,331

		796,687

	Energy—1.0%
3,015	Alliance Holdings GP LP	179,815
5,139	Tesco Corp.(b)	88,288

		268,103

	Financials—6.4%
2,108	AMBAC Financial Group, Inc.(b)	42,560
2,596	American National Insurance Co.	262,378
7,629	AmTrust Financial Services, Inc.(b)	292,648
721	BofI Holding, Inc.(b)	43,563
9,323	East West Bancorp, Inc.	314,092
14,899	Fifth Third Bancorp	283,528
2,055	First Interstate BancSystem, Inc.	51,601

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
854	Navigators Group, Inc. (The)(b)	$48,029
2,078	S&T Bancorp, Inc.	50,953
2,090	Sandy Spring Bancorp, Inc.	51,184
2,037	Selective Insurance Group, Inc.	53,512
3,204	United Community Banks, Inc.(b)	49,950
1,628	United Fire Group, Inc.	51,608
1,628	WesBanco, Inc.	47,863

		1,643,469

	Health Care—14.7%
7,084	Amedisys, Inc.(b)	115,328
3,095	AmSurg Corp.(b)	132,745
4,328	Celgene Corp.(b)	642,665
14,700	Endo Health Solutions, Inc.(b)	642,831
5,996	Henry Schein, Inc.(b)	674,130
5,662	Impax Laboratories, Inc.(b)	114,712
2,053	Magellan Health Services, Inc.(b)	120,511
759	MWI Veterinary Supply, Inc.(b)	120,408
2,485	PAREXEL International Corp.(b)	113,589
14,534	PDL BioPharma, Inc.	117,580
5,124	Santarus, Inc.(b)	119,543
8,518	United Therapeutics Corp.(b)	754,013
4,229	VCA Antech, Inc.(b)	120,315

		3,788,370

	Industrials—4.6%
2,162	AMERCO	436,573
1,179	G&K Services, Inc., Class A	73,569
1,844	ICF International, Inc.(b)	63,839
21,209	R.R. Donnelley & Sons Co.	393,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dynamic OTC Portfolio (PWO) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
5,429	Republic Airways Holdings, Inc.(b)	$63,954
3,865	RPX Corp.(b)	69,029
4,705	SkyWest, Inc.	70,763

		1,171,578

	Information Technology—48.5%
40,348	Activision Blizzard, Inc.	671,391
4,015	Acxiom Corp.(b)	133,419
3,701	Advent Software, Inc.	124,169
2,988	Aspen Technology, Inc.(b)	114,231
2,773	Blackbaud, Inc.	99,828
13,499	Brocade Communications Systems, Inc.(b)	108,262
28,250	Cisco Systems, Inc.	635,625
3,506	comScore, Inc.(b)	93,680
673	CoStar Group, Inc.(b)	119,114
4,084	Cray, Inc.(b)	91,318
2,481	EchoStar Corp., Class A(b)	118,989
24,789	Electronic Arts, Inc.(b)	650,711
3,412	Electronics for Imaging, Inc.(b)	117,066
2,908	Euronet Worldwide, Inc.(b)	126,207
2,720	First Solar, Inc.(b)	136,734
73,325	Flextronics International Ltd. (Singapore)(b)	578,534
14,129	Harmonic, Inc.(b)	103,283
5,227	Insight Enterprises, Inc.(b)	110,133
1,696	Interactive Intelligence Group, Inc.(b)	104,219
2,811	InterDigital, Inc.	108,926
2,029	j2 Global, Inc.	111,555
2,002	Jack Henry & Associates, Inc.	109,329
9,032	Kulicke & Soffa Industries, Inc. (Singapore)(b)	116,513
14,110	Lam Research Corp.(b)	765,185
17,180	Linear Technology Corp.	706,785
1,354	Littelfuse, Inc.	115,131
1,142	Manhattan Associates, Inc.(b)	121,635
3,511	ManTech International Corp., Class A	98,097
48,537	Micron Technology, Inc.(b)	858,134
3,051	Plexus Corp.(b)	116,792
1,917	Power Integrations, Inc.	110,113
11,935	SanDisk Corp.	829,483
6,140	Sanmina Corp.(b)	89,398
6,682	Sapient Corp.(b)	105,643
2,823	SS&C Technologies Holdings, Inc.(b)	110,944
2,385	Stamps.com, Inc.(b)	108,374
4,648	SunPower Corp. (France)(b)	140,323
2,584	Synaptics, Inc.(b)	120,156
5,441	Take-Two Interactive Software, Inc.(b)	97,448
4,082	TeleTech Holdings, Inc.(b)	108,051
17,239	Texas Instruments, Inc.	725,417
2,849	Ubiquiti Networks, Inc.	109,914
8,775	United Online, Inc.	106,966
10,651	Western Digital Corp.	741,629
15,167	Xilinx, Inc.	688,885
24,286	Yahoo!, Inc.(b)	799,738

		12,457,477

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—0.6%
1,937	Balchem Corp.	$110,913
971	Innospec, Inc.	44,724

		155,637

	Telecommunication Services—0.6%
921	Atlantic Tele-Network, Inc.	51,042
23,447	Frontier Communications Corp.	103,401

		154,443

	Total Common Stocks and Other Equity Interests (Cost $23,074,864)	25,663,291

	Money Market Fund—0.3%
74,312	Premier Portfolio—Institutional Class(c) (Cost $74,312)	74,312

	Total Investments (Cost $23,149,176)—100.2%	25,737,603
	Other assets less liabilities—(0.2)%	(62,245)

	Net Assets—100.0%	$25,675,358

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition
PowerShares FTSE RAFI US 1000 Portfolio (PRF)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	21.4
Energy	12.0
Consumer Discretionary	11.5
Industrials	11.3
Information Technology	10.9
Health Care	10.6
Consumer Staples	9.8
Utilities	4.6
Telecommunication Services	4.0
Materials	3.9
Money Market Fund and Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.5%
13,372	Abercrombie & Fitch Co., Class A	$501,183
8,041	Advance Auto Parts, Inc.	797,506
20,328	Aeropostale, Inc.(b)(c)	188,847
10,220	Amazon.com, Inc.(c)	3,720,387
27,987	American Eagle Outfitters, Inc.	433,519
9,402	ANN, Inc.	332,455
44,842	Apollo Group, Inc., Class A)	1,196,833
15,879	Ascena Retail Group, Inc.)	314,245
16,324	Autoliv, Inc.	1,456,590
8,752	AutoNation, Inc.(c)	422,109
2,858	AutoZone, Inc.(c)	1,242,344
24,848	Barnes & Noble, Inc.(c)	351,102
25,955	Bed Bath & Beyond, Inc.(c)	2,006,841
200,638	Best Buy Co., Inc.	8,587,306
17,039	Big Lots, Inc.(c)	619,538
9,899	BorgWarner, Inc.(c)	1,020,884
12,559	Brinker International, Inc.	557,871
8,065	Brunswick Corp.	363,973
61,512	Cablevision Systems Corp., Class A	956,512
26,891	Caesars Entertainment Corp.(b)(c)	468,441
100,624	Career Education Corp.(c)	551,419
27,158	CarMax, Inc.(c)	1,276,154
47,425	Carnival Corp.	1,643,276
1,061	CBS Corp., Class A	62,716
65,654	CBS Corp., Class B	3,882,778
9,682	Charter Communications, Inc., Class A(c)	1,299,712
1,098	Chipotle Mexican Grill, Inc.(c)	578,613
13,210	Cinemark Holdings, Inc.	433,420

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
16,839	Coach, Inc.	$853,400
236,500	Comcast Corp., Class A	11,252,670
59,511	Comcast Corp. Special, Class A(c)	2,755,359
13,216	Cooper Tire & Rubber Co.	343,748
20,288	CST Brands, Inc.(c)	654,085
30,073	D.R. Horton, Inc.	569,883
45,791	Dana Holding Corp.	897,504
23,960	Darden Restaurants, Inc.	1,234,659
30,239	Delphi Automotive PLC (United Kingdom)	1,729,671
8,673	DeVry, Inc.	311,361
6,738	Dick’s Sporting Goods, Inc.	358,529
5,020	Dillard’s, Inc., Class A	411,540
79,055	DIRECTV(c)	4,940,147
8,296	Discovery Communications, Inc., Class A(c)	737,680
5,005	Discovery Communications, Inc., Class C(c)	413,964
29,785	DISH Network Corp., Class A	1,435,637
25,038	Dollar General Corp.(c)	1,446,696
17,532	Dollar Tree, Inc.(c)	1,023,869
9,230	Domino’s Pizza, Inc.	618,964
7,569	Expedia, Inc.	445,663
11,757	Family Dollar Stores, Inc.	809,822
20,828	Foot Locker, Inc.	722,732
1,197,058	Ford Motor Co.	20,481,662
3,223	Fossil Group, Inc.(c)	409,128
49,685	GameStop Corp., Class A	2,723,732
63,311	Gannett Co., Inc.	1,751,815
36,617	Gap, Inc. (The)	1,354,463
17,677	Garmin Ltd.(b)	826,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
294,394	General Motors Co.(c)	$10,877,858
15,819	Gentex Corp.	465,711
22,138	Genuine Parts Co.	1,745,138
8,101	GNC Holdings, Inc., Class A	476,501
149,189	Goodyear Tire & Rubber Co. (The)	3,129,985
5,778	Group 1 Automotive, Inc.	369,792
13,737	Guess?, Inc.	429,281
34,874	H&R Block, Inc.	991,817
14,458	Hanesbrands, Inc.(c)	984,879
22,032	Harley-Davidson, Inc.	1,410,929
8,968	Harman International Industries, Inc.	726,587
17,508	Hasbro, Inc.	904,288
153,674	Home Depot, Inc. (The)	11,969,668
6,296	Hyatt Hotels Corp., Class A(c)	299,690
44,974	International Game Technology	845,511
60,636	Interpublic Group of Cos., Inc. (The)	1,018,685
20,415	ITT Educational Services, Inc.(b)(c)	819,050
70,992	J.C. Penney Co., Inc.(b)	532,440
8,849	Jack in the Box, Inc.(c)	359,977
13,395	Jarden Corp.(c)	741,547
6,878	John Wiley & Sons, Inc., Class A	345,895
166	John Wiley & Sons, Inc., Class B	8,086
127,831	Johnson Controls, Inc.	5,899,401
32,907	Jones Group, Inc. (The)	511,375
46,806	Kohl’s Corp.	2,658,581
36,601	L Brands, Inc.	2,291,589
8,763	Lamar Advertising Co., Class A(c)	400,557
17,649	Las Vegas Sands Corp.	1,239,313
19,428	Lear Corp.	1,503,533
23,545	Leggett & Platt, Inc.	700,228
12,491	Lennar Corp., Class A	444,055
745	Lennar Corp., Class B	21,955
18,127	Liberty Global PLC, Class A (United Kingdom)(c)	1,420,613
156	Liberty Global PLC, Class B (United Kingdom)(c)	12,246
15,761	Liberty Global PLC, Class C (United Kingdom)(c)	1,179,868
87,754	Liberty Interactive Corp., Class A(c)	2,365,848
243	Liberty Interactive Corp., Class B(c)	6,556
3,490	Liberty Media Corp., Class A(c)	533,656
16	Liberty Media Corp., Class B(c)	2,412
43,699	Live Nation Entertainment, Inc.(c)	849,509
18,473	LKQ Corp.(c)	610,163
170,664	Lowe’s Cos., Inc.	8,495,654
73,939	Macy’s, Inc.	3,409,327
22,204	Marriott International, Inc., Class A	1,000,956
33,336	Mattel, Inc.	1,479,118
96,497	McDonald’s Corp.	9,313,890
96,605	MGM Resorts International(c)	1,839,359
8,253	Mohawk Industries, Inc.(c)	1,092,862
12,047	Murphy USA, Inc.(c)	488,867
1,689	Netflix, Inc.(c)	544,669
30,950	New York Times Co. (The), Class A(c)	428,038
42,220	Newell Rubbermaid, Inc.	1,250,979
35,610	News Corp., Class A(c)	626,736

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
11,794	News Corp., Class B(c)	$211,466
46,430	NIKE, Inc., Class B	3,517,537
18,921	Nordstrom, Inc.	1,144,153
527	NVR, Inc.(c)	483,428
212,491	Office Depot, Inc.(c)	1,187,825
43,591	OfficeMax, Inc.	652,993
35,366	Omnicom Group, Inc.	2,408,778
8,659	O’Reilly Automotive, Inc.(c)	1,072,071
1,630	Panera Bread Co., Class A(c)	257,410
9,516	Penn National Gaming, Inc.(c)	556,781
13,189	Penske Automotive Group, Inc.	522,548
10,001	PetSmart, Inc.	727,673
3,529	Polaris Industries, Inc.	462,123
1,054	Priceline.com, Inc.(c)	1,110,737
20,017	PulteGroup, Inc.(c)	353,300
4,152	PVH Corp.	517,215
156,649	RadioShack Corp.(b)	440,184
3,634	Ralph Lauren Corp.	601,936
41,592	Regal Entertainment Group, Class A(b)	790,664
15,115	Regis Corp.	219,167
15,143	Rent-A-Center, Inc.	518,496
15,652	Ross Stores, Inc.	1,210,682
30,319	Royal Caribbean Cruises Ltd.	1,274,611
23,015	Saks, Inc.(c)	368,010
11,590	Sally Beauty Holdings, Inc.(c)	305,049
4,871	Scripps Networks Interactive, Inc., Class A	392,115
31,969	Sears Holdings Corp.(b)(c)	1,856,759
27,984	Service Corp. International	503,992
9,595	Signet Jewelers Ltd.	716,363
17,176	Sonic Automotive, Inc., Class A	382,681
216,515	Staples, Inc.	3,490,222
28,662	Starbucks Corp.	2,323,055
17,034	Starwood Hotels & Resorts Worldwide, Inc.	1,254,043
16,034	Starz, Class A(c)	483,425
75	Starz, Class B(c)	2,260
125,798	Target Corp.	8,150,452
17,060	Tenneco, Inc.(c)	905,374
10,569	Tiffany & Co.	836,748
46,598	Time Warner Cable, Inc.	5,598,750
159,600	Time Warner, Inc.	10,970,904
54,899	TJX Cos., Inc. (The)	3,337,310
12,799	Toll Brothers, Inc.(c)	420,831
5,174	Tractor Supply Co.(c)	369,165
56,241	TravelCenters of America LLC(c)	467,363
26,181	TRW Automotive Holdings Corp.(c)	1,966,455
4,336	Tupperware Brands Corp.	388,722
146,313	Twenty-First Century Fox, Inc.	4,986,347
40,447	Twenty-First Century Fox, Inc., Class B(c)	1,375,198
7,613	Urban Outfitters, Inc.(c)	288,380
10,681	Valassis Communications, Inc.(b)(c)	292,232
7,999	VF Corp.	1,719,785
1,200	Viacom, Inc., Class A	100,260
39,857	Viacom, Inc., Class B	3,319,689
15,558	Visteon Corp.(c)	1,199,366
162,005	Walt Disney Co. (The)	11,111,923
1,252	Washington Post Co. (The), Class B	805,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
57,971	Wendy’s Co. (The)	$503,768
17,673	Whirlpool Corp.	2,580,435
8,670	Williams-Sonoma, Inc.	454,655
12,644	Wyndham Worldwide Corp.	839,562
10,876	Wynn Resorts Ltd.	1,808,135
33,634	Yum! Brands, Inc.	2,274,331

		288,247,914

	Consumer Staples—9.8%
338,364	Altria Group, Inc.	12,597,292
5,230	Andersons, Inc. (The)	387,961
203,477	Archer-Daniels-Midland Co.	8,322,209
91,151	Avon Products, Inc.	1,595,142
17,307	Beam, Inc.	1,164,761
3,803	Brown-Forman Corp., Class A	274,120
8,591	Brown-Forman Corp., Class B	626,971
53,637	Bunge Ltd.	4,405,207
23,238	Campbell Soup Co.	989,242
6,453	Casey’s General Stores, Inc.	470,295
54,838	Chiquita Brands International, Inc.(c)	567,573
8,274	Church & Dwight Co., Inc.	539,051
13,616	Clorox Co. (The)	1,228,027
362,814	Coca-Cola Co. (The)	14,356,550
45,893	Coca-Cola Enterprises, Inc.	1,915,115
70,055	Colgate-Palmolive Co.	4,534,660
63,156	ConAgra Foods, Inc.	2,008,992
14,647	Constellation Brands, Inc., Class A(c)	956,449
106	Constellation Brands, Inc., Class B(c)	6,638
61,524	Costco Wholesale Corp.	7,259,832
212,877	CVS Caremark Corp.	13,253,722
46,088	Dean Foods Co.(c)	898,716
23,762	Dr Pepper Snapple Group, Inc.	1,125,131
8,838	Energizer Holdings, Inc.(c)	867,096
10,596	Estee Lauder Cos., Inc. (The), Class A	751,892
17,239	Flowers Foods, Inc.	436,836
9,683	Fresh Del Monte Produce, Inc.	257,471
76,787	General Mills, Inc.	3,871,601
6,382	Green Mountain Coffee Roasters, Inc.(b)(c)	400,853
6,486	Harris Teeter Supermarkets, Inc.	319,890
10,613	Herbalife Ltd. (Cayman Islands)(b)	687,935
10,663	Hershey Co. (The)	1,058,196
52,240	Hillshire Brands Co.	1,715,039
13,670	Hormel Foods Corp.	594,098
8,799	Ingredion, Inc.	578,622
13,102	J.M. Smucker Co. (The)	1,457,073
29,069	Kellogg Co.	1,838,614
48,010	Kimberly-Clark Corp.	5,185,080
85,914	Kraft Foods Group, Inc.(c)	4,672,003
193,744	Kroger Co. (The)	8,299,993
59,463	Lorillard, Inc.	3,033,208
617	McCormick & Co., Inc.(b)	40,414
9,547	McCormick & Co., Inc., Non-Voting	660,175
8,773	Mead Johnson Nutrition Co.	716,403
22,740	Molson Coors Brewing Co., Class B	1,227,960
385,056	Mondelez International, Inc., Class A	12,953,284
5,085	Monster Beverage Corp.(c)	291,015

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
15,655	Nash Finch Co.	$439,279
31,673	Pantry, Inc. (The)(c)	424,101
168,976	PepsiCo, Inc.	14,209,192
128,256	Philip Morris International, Inc.	11,430,175
6,783	Post Holdings, Inc.(c)	291,330
324,319	Procter & Gamble Co. (The)	26,188,759
51,007	Reynolds American, Inc.	2,620,230
900,690	Rite Aid Corp.(c)	4,800,678
149,201	Safeway, Inc.	5,207,115
749,328	SUPERVALU, Inc.(c)	5,267,776
125,612	Sysco Corp.	4,062,292
5,077	TreeHouse Foods, Inc.(c)	371,941
85,475	Tyson Foods, Inc., Class A	2,365,093
6,762	United Natural Foods, Inc.(c)	483,145
6,754	Universal Corp.(b)	358,165
152,742	Walgreen Co.	9,048,436
315,939	Wal-Mart Stores, Inc.	24,248,318
20,735	Whole Foods Market, Inc.(c)	1,309,001

		244,523,433

	Energy—12.0%
149,941	Alpha Natural Resources, Inc.(c)	1,049,587
52,757	Anadarko Petroleum Corp.	5,027,215
68,534	Apache Corp.	6,085,819
142,097	Arch Coal, Inc.(b)(c)	602,491
6,327	Atwood Oceanics, Inc.(c)	336,153
69,629	Baker Hughes, Inc.	4,044,749
16,337	Bill Barrett Corp.(b)(c)	452,045
12,444	Cabot Oil & Gas Corp.(c)	439,522
20,202	Cameron International Corp.(c)	1,108,282
171,490	Chesapeake Energy Corp.	4,794,860
367,406	Chevron Corp.	44,074,024
9,371	Cimarex Energy Co.	987,235
17,107	Cloud Peak Energy, Inc.(c)	267,040
6,117	Concho Resources, Inc.(c)	676,601
500,621	ConocoPhillips	36,695,519
31,518	CONSOL Energy, Inc.	1,150,407
20,823	Cosan Ltd., Class A (Brazil)	328,170
49,504	Denbury Resources, Inc.(c)	940,081
81,965	Devon Energy Corp.	5,181,827
18,466	Diamond Offshore Drilling, Inc.	1,143,599
6,310	Dresser-Rand Group, Inc.(c)	383,459
10,621	Energen Corp.	831,837
24,468	Ensco PLC, Class A	1,410,580
20,110	EOG Resources, Inc.	3,587,624
12,519	EQT Corp.	1,071,752
40,584	EXCO Resources, Inc.(b)(c)	219,559
19,095	Exterran Holdings, Inc.(c)	545,162
745,806	Exxon Mobil Corp.	66,839,134
13,261	FMC Technologies, Inc.(c)	670,344
60,004	Forest Oil Corp.(c)	284,419
95,285	Halliburton Co.	5,052,964
19,577	Helix Energy Solutions Group, Inc.(c)	463,192
9,396	Helmerich & Payne, Inc.	728,660
70,643	Hess Corp.	5,736,212
20,073	HollyFrontier Corp.	924,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
39,675	Key Energy Services, Inc.(c)	$310,258
39,782	Kinder Morgan, Inc.	1,404,702
206,056	Marathon Oil Corp.	7,265,535
57,432	Marathon Petroleum Corp.	4,115,577
52,374	McDermott International, Inc.(c)	370,284
46,641	Murphy Oil Corp.	2,813,385
87,835	Nabors Industries Ltd.	1,535,356
47,923	National Oilwell Varco, Inc.	3,890,389
44,787	Newfield Exploration Co.(c)	1,363,764
41,704	Noble Corp.	1,572,241
26,745	Noble Energy, Inc.	2,004,003
113,113	Occidental Petroleum Corp.	10,867,897
5,544	Oceaneering International, Inc.	476,119
7,528	Oil States International, Inc.(c)	817,767
23,971	Patterson-UTI Energy, Inc.	581,536
63,909	Peabody Energy Corp.	1,244,947
210,215	Phillips 66	13,544,152
6,855	Pioneer Natural Resources Co.	1,403,767
24,747	QEP Resources, Inc.	818,136
5,798	Range Resources Corp.	438,967
18,551	Rowan Cos. PLC, Class A(c)	669,320
62,375	SandRidge Energy, Inc.(b)(c)	395,457
109,500	Schlumberger Ltd.	10,262,340
6,344	SEACOR Holdings, Inc.(c)	620,443
5,637	SM Energy Co.	499,495
30,495	Southwestern Energy Co.(c)	1,135,024
96,654	Spectra Energy Corp.	3,437,983
17,763	Superior Energy Services, Inc.(c)	476,581
5,479	Targa Resources Corp.	424,951
10,218	Teekay Corp. (Bermuda)	443,768
31,129	Tesoro Corp.(c)	1,521,897
8,902	Tidewater, Inc.	536,078
24,632	Ultra Petroleum Corp.(b)(c)	452,244
10,070	Unit Corp.(c)	517,699
178,768	Valero Energy Corp.	7,359,879
193,749	Weatherford International Ltd.(c)	3,185,234
10,322	Western Refining, Inc.(b)	333,091
13,374	Whiting Petroleum Corp.(c)	894,587
59,258	Williams Cos., Inc. (The)	2,116,103
25,869	World Fuel Services Corp.	986,902
104,749	WPX Energy, Inc.(c)	2,319,143

		299,561,687

	Financials—21.4%
50,808	ACE Ltd.	4,849,116
2,788	Affiliated Managers Group, Inc.(c)	550,463
73,260	Aflac, Inc.	4,760,435
7,055	Alexandria Real Estate Equities, Inc. REIT	464,078
1,084	Alleghany Corp.(c)	439,475
6,344	Allied World Assurance Co. Holdings AG	686,992
106,138	Allstate Corp. (The)	5,631,682
5,893	American Campus Communities, Inc. REIT	203,662
21,733	American Capital Agency Corp. REIT	472,041
107,934	American Express Co.	8,829,001
19,334	American Financial Group, Inc.	1,087,731
397,582	American International Group, Inc.	20,535,110

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
8,848	American Tower Corp. REIT	$702,089
27,857	Ameriprise Financial, Inc.	2,800,743
237,421	Annaly Capital Management, Inc. REIT	2,799,194
41,932	Anworth Mortgage Asset Corp. REIT	205,886
30,590	Aon PLC (United Kingdom)	2,419,363
21,420	Apartment Investment & Management Co., Class A REIT	599,332
17,764	Arch Capital Group Ltd.(c)	1,029,601
14,059	Arthur J. Gallagher & Co.	667,100
14,588	Aspen Insurance Holdings Ltd.	569,078
37,862	Associated Banc-Corp.	615,636
29,972	Assurant, Inc.	1,752,763
26,393	Assured Guaranty Ltd.	541,056
30,816	Astoria Financial Corp.	407,079
8,037	AvalonBay Communities, Inc. REIT	1,005,027
20,754	Axis Capital Holdings Ltd.	984,155
18,855	BancorpSouth, Inc.	416,695
3,939,255	Bank of America Corp.	54,992,000
7,551	Bank of Hawaii Corp.	437,807
212,828	Bank of New York Mellon Corp. (The)	6,767,930
146,057	BB&T Corp.	4,961,556
243,052	Berkshire Hathaway, Inc., Class B(c)	27,970,424
19,830	BioMed Realty Trust, Inc. REIT	395,014
13,039	BlackRock, Inc.	3,922,262
14,694	Boston Properties, Inc. REIT	1,520,829
32,333	Brandywine Realty Trust REIT	460,099
7,734	BRE Properties, Inc. REIT	422,354
10,236	Brown & Brown, Inc.	326,835
7,399	Camden Property Trust REIT	475,016
105,619	Capital One Financial Corp.	7,252,857
57,402	CapitalSource, Inc.	750,818
27,841	Capitol Federal Financial, Inc.	352,745
24,743	Capstead Mortgage Corp. REIT	292,710
20,045	CBL & Associates Properties, Inc. REIT	397,091
24,534	CBRE Group, Inc., Class A(c)	569,925
127,010	Charles Schwab Corp. (The)	2,876,776
185,214	Chimera Investment Corp. REIT	561,198
45,410	Chubb Corp. (The)	4,181,353
25,150	Cincinnati Financial Corp.	1,257,500
29,573	CIT Group, Inc.(c)	1,424,236
795,465	Citigroup, Inc.	38,802,783
6,908	City National Corp.	498,136
46,328	CME Group, Inc.	3,438,001
93,318	CNO Financial Group, Inc.	1,453,894
40,697	Comerica, Inc.	1,762,180
12,826	Commerce Bancshares, Inc.	590,124
23,516	CommonWealth REIT	573,085
12,524	Corporate Office Properties Trust REIT	308,090
10,592	Corrections Corp. of America REIT(c)	391,904
8,821	Cullen/Frost Bankers, Inc.	624,439
21,605	CYS Investments, Inc. REIT	183,426
38,637	DCT Industrial Trust, Inc. REIT	299,437
27,246	DDR Corp. REIT	461,820
32,822	DiamondRock Hospitality Co. REIT	373,843
8,141	Digital Realty Trust, Inc. REIT(b)(c)	388,000
57,718	Discover Financial Services	2,994,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
13,894	Douglas Emmett, Inc. REIT	$346,377
43,133	Duke Realty Corp. REIT	714,714
76,594	E*TRADE Financial Corp.(c)	1,295,205
14,362	East West Bancorp, Inc.	483,856
6,994	Eaton Vance Corp.	292,419
10,178	Endurance Specialty Holdings Ltd.	562,742
6,273	EPR Properties REIT	322,244
30,321	Equity Residential REIT	1,587,608
3,782	Erie Indemnity Co., Class A	271,623
2,751	Essex Property Trust, Inc. REIT	442,911
8,672	Everest Re Group Ltd.	1,333,233
23,783	F.N.B. Corp.	297,525
4,796	Federal Realty Investment Trust REIT	496,866
20,808	Federated Investors, Inc., Class B(b)	564,313
40,565	Fidelity National Financial, Inc., Class A	1,141,905
183,080	Fifth Third Bancorp	3,484,012
19,562	First American Financial Corp.	505,873
52,359	First Horizon National Corp.	557,623
80,745	First Niagara Financial Group, Inc.	890,617
8,865	First Republic Bank	452,736
23,630	FirstMerit Corp.	530,730
32,490	Franklin Resources, Inc.	1,749,911
36,683	Fulton Financial Corp.	447,899
44,412	General Growth Properties, Inc. REIT	942,867
273,984	Genworth Financial, Inc., Class A(c)	3,980,987
7,365	Geo Group, Inc. (The) REIT	259,764
85,760	Goldman Sachs Group, Inc. (The)	13,795,354
11,229	Hancock Holding Co.	368,087
12,088	Hanover Insurance Group, Inc. (The)	707,631
207,638	Hartford Financial Services Group, Inc. (The)	6,997,401
15,013	Hatteras Financial Corp. REIT	273,237
15,895	HCC Insurance Holdings, Inc.	725,607
34,115	HCP, Inc. REIT	1,415,772
16,291	Health Care REIT, Inc.	1,056,471
9,605	Healthcare Realty Trust, Inc. REIT	230,616
9,986	Highwoods Properties, Inc. REIT	385,460
5,520	Home Properties, Inc. REIT	332,911
30,277	Hospitality Properties Trust REIT	889,538
82,305	Host Hotels & Resorts, Inc. REIT	1,526,758
118,261	Hudson City Bancorp, Inc.	1,061,984
171,089	Huntington Bancshares, Inc.	1,505,583
27,235	Interactive Brokers Group, Inc., Class A	561,858
3,789	IntercontinentalExchange, Inc.(c)	730,254
54,605	Invesco Ltd.(d)	1,842,919
12,810	Invesco Mortgage Capital, Inc. REIT(d)	197,914
43,173	iStar Financial, Inc. REIT(c)	545,275
28,471	Janus Capital Group, Inc.	281,009
4,242	Jones Lang LaSalle, Inc.	403,838
799,985	JPMorgan Chase & Co.	41,231,227
13,821	Kemper Corp.	511,653
225,801	KeyCorp	2,829,287
5,521	Kilroy Realty Corp. REIT	293,496
44,266	Kimco Realty Corp. REIT	950,834
10,289	LaSalle Hotel Properties REIT	319,473
29,804	Legg Mason, Inc.	1,146,560
20,949	Leucadia National Corp.	593,695

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
30,470	Lexington Realty Trust REIT	$356,499
18,067	Liberty Property Trust REIT	671,912
78,993	Lincoln National Corp.	3,587,072
65,379	Loews Corp.	3,158,459
17,026	M&T Bank Corp.	1,915,936
11,443	Macerich Co. (The) REIT	677,540
20,276	Mack-Cali Realty Corp. REIT	416,875
1,321	Markel Corp.(c)	699,694
61,926	Marsh & McLennan Cos., Inc.	2,836,211
34,101	McGraw Hill Financial, Inc.	2,376,158
7,694	Mercury General Corp.	358,233
234,230	MetLife, Inc.	11,081,421
57,200	MFA Financial, Inc. REIT	423,852
4,095	Mid-America Apartment Communities, Inc. REIT	271,908
12,675	Moody’s Corp.	895,615
319,173	Morgan Stanley	9,169,840
16,064	MSCI, Inc., Class A(c)	654,929
25,297	NASDAQ OMX Group, Inc. (The)	896,273
9,484	National Retail Properties, Inc. REIT(b)	326,250
106,452	New York Community Bancorp, Inc.(b)	1,725,587
32,783	Northern Trust Corp.	1,849,617
44,761	NYSE Euronext(b)	1,970,379
62,403	Old Republic International Corp.	1,047,746
13,097	PartnerRe Ltd.	1,312,450
71,959	People’s United Financial, Inc.	1,038,368
37,313	PHH Corp.(c)	897,378
33,793	Piedmont Office Realty Trust, Inc., Class A REIT	624,495
5,539	Platinum Underwriters Holdings Ltd.	344,470
17,619	Plum Creek Timber Co., Inc. REIT	799,903
100,110	PNC Financial Services Group, Inc.	7,361,088
29,594	Popular, Inc.(c)	747,248
11,928	Primerica, Inc.	512,308
62,989	Principal Financial Group, Inc.	2,989,458
6,348	ProAssurance Corp.	287,691
104,288	Progressive Corp. (The)	2,708,359
42,853	Prologis, Inc. REIT	1,711,977
26,075	Protective Life Corp.	1,201,536
127,952	Prudential Financial, Inc.	10,414,013
8,665	Public Storage REIT	1,446,795
11,214	Raymond James Financial, Inc.	511,919
11,417	Rayonier, Inc. REIT	536,827
9,232	Realty Income Corp. REIT	384,513
12,755	Redwood Trust, Inc. REIT(b)	223,468
9,379	Regency Centers Corp. REIT	484,519
390,974	Regions Financial Corp.	3,765,080
19,368	Reinsurance Group of America, Inc.	1,378,614
6,687	RenaissanceRe Holdings Ltd.	626,639
12,153	RLJ Lodging Trust REIT	306,985
8,900	SEI Investments Co.	295,391
11,621	Selective Insurance Group, Inc.	305,284
16,018	Senior Housing Properties Trust REIT	394,684
3,541	Signature Bank(c)	360,545
15,566	Simon Property Group, Inc. REIT	2,405,725
9,239	SL Green Realty Corp. REIT	873,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
69,094	SLM Corp.	$1,752,915
12,649	StanCorp Financial Group, Inc.	745,026
9,312	Starwood Property Trust, Inc. REIT	239,225
61,930	State Street Corp.	4,339,435
144,018	SunTrust Banks, Inc.	4,844,766
28,390	Susquehanna Bancshares, Inc.	334,576
4,887	SVB Financial Group(c)	468,077
34,605	Symetra Financial Corp.	648,152
218,446	Synovus Financial Corp.	709,949
16,338	T. Rowe Price Group, Inc.	1,264,725
3,676	Taubman Centers, Inc. REIT	241,844
34,011	TCF Financial Corp.	516,287
17,690	TD Ameritrade Holding Corp.	482,229
16,313	Torchmark Corp.	1,188,565
92,407	Travelers Cos., Inc. (The)	7,974,724
269,881	U.S. Bancorp	10,082,754
25,924	UDR, Inc. REIT	643,174
72,869	Unum Group	2,312,862
13,958	Validus Holdings Ltd. (Bermuda)	551,062
39,001	Valley National Bancorp(b)(c)	380,260
21,917	Ventas, Inc. REIT	1,429,865
20,928	Vornado Realty Trust REIT	1,863,848
18,100	W.R. Berkley Corp.	794,771
6,806	Waddell & Reed Financial, Inc., Class A	420,270
10,019	Washington REIT	262,598
20,072	Washington Federal, Inc.	457,240
13,397	Webster Financial Corp.	373,642
14,011	Weingarten Realty Investors REIT	444,569
848,549	Wells Fargo & Co.	36,224,557
168,936	Weyerhaeuser Co. REIT	5,135,654
982	White Mountains Insurance Group Ltd.	573,557
23,950	Willis Group Holdings PLC	1,079,426
59,847	XL Group PLC	1,829,523
42,126	Zions Bancorp.	1,195,115

		535,830,462

	Health Care—10.6%
330,264	Abbott Laboratories	12,071,149
129,212	AbbVie, Inc.	6,260,321
10,082	Actavis PLC(c)	1,558,476
75,360	Aetna, Inc.	4,725,072
28,278	Agilent Technologies, Inc.	1,435,391
15,655	Alere, Inc.(c)	528,043
11,152	Allergan, Inc.	1,010,483
94,120	AmerisourceBergen Corp.	6,148,860
48,065	Amgen, Inc.	5,575,540
50,093	Baxter International, Inc.	3,299,626
22,662	Becton, Dickinson and Co.	2,382,456
10,351	Biogen Idec, Inc.(c)	2,527,611
2,276	Bio-Rad Laboratories, Inc., Class A(c)	281,132
52	Bio-Rad Laboratories, Inc., Class B(c)	6,070
343,924	Boston Scientific Corp.(c)	4,020,472
232,783	Bristol-Myers Squibb Co.	12,225,763
10,043	Brookdale Senior Living, Inc.(c)	271,964
5,570	C.R. Bard, Inc.	758,745
138,147	Cardinal Health, Inc.	8,103,703

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
32,983	CareFusion Corp.(c)	$1,278,751
11,617	Celgene Corp.(c)	1,725,008
9,547	Centene Corp.(c)	536,160
11,178	Cerner Corp.(c)	626,303
38,467	Cigna Corp.	2,961,190
36,526	Community Health Systems, Inc.(c)	1,593,629
6,134	Covance, Inc.(c)	547,521
42,584	Covidien PLC	2,730,060
18,816	DaVita HealthCare Partners, Inc.(c)	1,057,647
10,787	DENTSPLY International, Inc.	508,068
4,399	Edwards Lifesciences Corp.(c)	286,771
140,136	Eli Lilly & Co.	6,981,576
15,983	Endo Health Solutions, Inc.(c)	698,937
55,807	Express Scripts Holding Co.(c)	3,489,054
36,547	Forest Laboratories, Inc.(c)	1,718,805
59,054	Gilead Sciences, Inc.(c)	4,192,243
96,560	HCA Holdings, Inc.	4,551,838
124,812	Health Management Associates, Inc., Class A(c)	1,600,090
48,457	Health Net, Inc.(c)	1,473,093
11,969	HealthSouth Corp.(c)	420,232
10,725	Henry Schein, Inc.(c)	1,205,812
7,685	Hill-Rom Holdings, Inc.	317,314
28,000	Hologic, Inc.(c)	626,920
29,600	Hospira, Inc.(c)	1,199,392
41,691	Humana, Inc.	3,841,826
1,109	Intuitive Surgical, Inc.(c)	411,993
319,563	Johnson & Johnson	29,594,729
47,371	Kindred Healthcare, Inc.(c)	657,509
11,860	Laboratory Corp. of America Holdings(c)	1,196,674
16,923	Life Technologies Corp.(c)	1,274,471
12,086	LifePoint Hospitals, Inc.(c)	624,121
6,929	Magellan Health Services, Inc.(c)	406,732
5,608	Mallinckrodt PLC(c)	235,592
67,724	McKesson Corp.	10,587,970
4,073	MEDNAX, Inc.(c)	444,038
122,776	Medtronic, Inc.	7,047,342
396,572	Merck & Co., Inc.	17,881,431
1,469	Mettler-Toledo International, Inc.(c)	363,519
29,111	Mylan, Inc.(c)	1,102,434
22,133	Omnicare, Inc.	1,220,635
18,574	Owens & Minor, Inc.	695,039
9,718	Patterson Cos., Inc.	413,112
9,638	PerkinElmer, Inc.	366,630
3,086	Perrigo Co.	425,529
1,113,043	Pfizer, Inc.	34,148,159
22,555	Quest Diagnostics, Inc.	1,351,270
7,780	ResMed, Inc.(b)	402,537
27,623	St. Jude Medical, Inc.	1,585,284
7,583	STERIS Corp.	342,676
22,987	Stryker Corp.	1,697,820
4,995	Teleflex, Inc.	460,439
27,251	Tenet Healthcare Corp.(c)	1,285,975
41,917	Thermo Fisher Scientific, Inc.	4,098,644
181,657	UnitedHealth Group, Inc.	12,399,907
31,774	Universal American Corp.	235,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
11,283	Universal Health Services, Inc., Class B	$908,958
6,930	Varian Medical Systems, Inc.(c)	502,979
12,395	VCA Antech, Inc.(c)	352,638
4,452	Waters Corp.(c)	449,296
10,607	WellCare Health Plans, Inc.(c)	707,275
111,785	WellPoint, Inc.	9,479,368
15,087	Zimmer Holdings, Inc.	1,319,660

		266,037,265

	Industrials—11.3%
72,046	3M Co.	9,066,989
14,013	ABM Industries, Inc.	385,498
3,803	Acuity Brands, Inc.	382,240
26,434	ADT Corp. (The)(c)	1,146,443
24,405	AECOM Technology Corp.(c)	775,591
19,474	AerCap Holdings NV(c)	395,127
20,699	AGCO Corp.	1,208,408
25,330	Aircastle Ltd.	477,977
11,232	Alaska Air Group, Inc.(c)	793,653
8,042	Alliant Techsystems, Inc.	875,533
12,007	AMETEK, Inc.	574,295
6,868	Armstrong World Industries, Inc.	366,957
52,763	Avis Budget Group, Inc.(c)	1,653,065
9,283	B/E Aerospace, Inc.(c)	753,408
15,174	Babcock & Wilcox Co. (The)	488,755
93,946	Boeing Co. (The)	12,259,953
10,265	Briggs & Stratton Corp.	188,260
12,526	Brink’s Co. (The)	393,316
18,380	C.H. Robinson Worldwide, Inc.	1,098,021
5,805	Carlisle Cos., Inc.	421,907
80,683	Caterpillar, Inc.	6,725,735
8,105	Chicago Bridge & Iron Co. NV	600,499
13,972	Cintas Corp.	751,274
12,520	Con-way, Inc.	515,824
2,454	Copa Holdings SA, Class A (Panama)	366,971
14,128	Covanta Holding Corp.	242,578
5,717	Crane Co.	363,029
132,315	CSX Corp.	3,448,129
16,487	Cummins, Inc.	2,094,179
8,451	Curtiss-Wright Corp.	420,691
38,178	Danaher Corp.	2,752,252
42,002	Deere & Co.	3,437,444
52,691	Delta Air Lines, Inc.	1,389,989
7,730	Deluxe Corp.	364,006
8,859	Donaldson Co., Inc.	350,905
20,424	Dover Corp.	1,874,719
213,314	DryShips, Inc. (Greece)(b)(c)	586,613
4,831	Dun & Bradstreet Corp. (The)	525,564
40,459	Eaton Corp. PLC	2,854,787
11,353	EMCOR Group, Inc.	420,742
92,601	Emerson Electric Co.	6,201,489
6,528	EnerSys	433,133
8,790	Equifax, Inc.	568,449
5,122	Esterline Technologies Corp.(c)	410,580
63,798	Exelis, Inc.	1,052,029
19,791	Expeditors International of Washington, Inc.	896,334

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
11,309	Fastenal Co.	$563,188
42,833	FedEx Corp.	5,611,123
13,173	Flowserve Corp.	915,128
29,480	Fluor Corp.	2,188,006
16,405	Fortune Brands Home & Security, Inc.	706,727
25,321	Foster Wheeler AG (Switzerland)(c)	683,414
9,054	FTI Consulting, Inc.(c)	367,411
7,059	GATX Corp.	363,891
19,721	General Cable Corp.	649,413
70,625	General Dynamics Corp.	6,118,244
1,853,483	General Electric Co.	48,450,046
41,591	GrafTech International Ltd.(b)(c)	370,160
23,502	Harsco Corp.	655,236
77,226	Hertz Global Holdings, Inc.(c)	1,773,109
80,354	Honeywell International, Inc.	6,969,102
416	Hubbell, Inc., Class A	40,269
5,105	Hubbell, Inc., Class B	548,992
14,629	Huntington Ingalls Industries, Inc.	1,046,705
7,428	IDEX Corp.	513,646
2,527	IHS, Inc., Class A(c)	275,569
54,445	Illinois Tool Works, Inc.	4,289,722
38,079	Ingersoll-Rand PLC	2,571,475
15,629	Iron Mountain, Inc.	414,794
38,560	ITT Corp.	1,531,989
5,814	J.B. Hunt Transport Services, Inc.	436,224
26,351	Jacobs Engineering Group, Inc.(c)	1,602,668
101,006	JetBlue Airways Corp.(c)	716,133
10,891	Joy Global, Inc.	618,064
6,317	Kansas City Southern	767,642
30,896	KBR, Inc.	1,067,148
15,049	Kelly Services, Inc., Class A	313,922
10,117	Kennametal, Inc.	465,382
3,891	Kirby Corp.(c)	344,315
28,823	L-3 Communications Holdings, Inc.	2,895,270
4,941	Lennox International, Inc.	385,694
5,511	Lincoln Electric Holdings, Inc.	381,582
65,362	Lockheed Martin Corp.	8,715,369
19,552	Manitowoc Co., Inc. (The)	380,482
27,439	Manpowergroup, Inc.	2,142,986
58,897	Masco Corp.	1,244,494
12,191	Matson, Inc.	330,254
77,670	Meritor, Inc.(c)	533,593
6,175	Moog, Inc., Class A(c)	368,833
87	Moog, Inc., Class B(c)	5,173
8,384	MRC Global, Inc.(c)	234,333
3,307	MSC Industrial Direct Co., Inc., Class A	252,556
46,668	Navistar International Corp.(b)(c)	1,687,515
12,836	Nielsen Holdings NV (Netherland)	506,252
45,601	Norfolk Southern Corp.	3,922,598
69,247	Northrop Grumman Corp.	7,444,745
7,818	Old Dominion Freight Line, Inc.(c)	366,664
18,444	Oshkosh Corp.(c)	877,750
22,198	Owens Corning(c)	797,574
49,815	PACCAR, Inc.	2,769,714
7,559	Pall Corp.	608,651
18,866	Parker Hannifin Corp.	2,202,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
10,835	Pentair Ltd.	$726,920
98,274	Pitney Bowes, Inc.(b)	2,097,167
8,283	Precision Castparts Corp.	2,099,326
11,593	Quad/Graphics, Inc.	404,828
21,921	Quanta Services, Inc.(c)	662,233
145,210	R.R. Donnelley & Sons Co.(b)	2,696,550
70,561	Raytheon Co.	5,812,110
4,392	Regal-Beloit Corp.	322,065
35,636	Republic Airways Holdings, Inc.(c)	419,792
50,460	Republic Services, Inc.	1,688,896
13,239	Robert Half International, Inc.	510,099
11,645	Rockwell Automation, Inc.	1,285,724
15,641	Rockwell Collins, Inc.	1,092,211
4,977	Roper Industries, Inc.	631,133
15,843	Ryder System, Inc.	1,042,945
29,778	SkyWest, Inc.	447,861
6,321	Snap-On, Inc.	657,826
33,065	Southwest Airlines Co.	569,379
32,415	Spirit Aerosystems Holdings, Inc., Class A(c)	865,156
8,766	SPX Corp.	795,164
18,752	Stanley Black & Decker, Inc.	1,483,096
21,394	Steelcase, Inc., Class A	350,648
3,626	Stericycle, Inc.(c)	421,341
4,201	Teledyne Technologies, Inc.(c)	373,133
23,449	Terex Corp.(c)	819,543
52,047	Textron, Inc.	1,498,433
10,609	Timken Co. (The)	560,261
4,921	Towers Watson & Co., Class A	564,980
3,381	TransDigm Group, Inc.(c)	491,631
9,661	Trinity Industries, Inc.	489,136
4,849	Triumph Group, Inc.	347,431
21,897	Tutor Perini Corp.(c)	502,536
114,233	Tyco International Ltd.	4,175,216
38,707	Union Pacific Corp.	5,860,240
26,628	United Continental Holdings, Inc.(c)	904,021
80,091	United Parcel Service, Inc., Class B	7,868,140
9,611	United Rentals, Inc.(c)	620,774
10,588	United Stationers, Inc.	470,531
110,446	United Technologies Corp.	11,734,887
22,562	URS Corp.	1,223,312
76,086	US Airways Group, Inc.(b)(c)	1,671,609
22,307	UTi Worldwide, Inc.	339,066
4,303	W.W. Grainger, Inc.	1,157,378
3,926	WABCO Holdings, Inc.(c)	336,380
8,347	Waste Connections, Inc.	356,751
88,171	Waste Management, Inc.	3,838,965
11,332	Werner Enterprises, Inc.	262,449
6,979	WESCO International, Inc.(c)	596,425
17,187	Xylem, Inc.	592,951

		281,094,968

	Information Technology—10.9%
43,593	Accenture PLC, Class A	3,204,086
39,968	Activision Blizzard, Inc.	665,068
34,717	Adobe Systems, Inc.(c)	1,881,661
239,217	Advanced Micro Devices, Inc.(b)(c)	798,985

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
11,517	Akamai Technologies, Inc.(c)	$515,271
2,997	Alliance Data Systems Corp.(c)	710,469
17,205	Altera Corp.	578,088
20,719	Amdocs Ltd.	796,646
66,813	Amkor Technology, Inc.(c)	354,777
8,181	Amphenol Corp., Class A	656,852
25,735	Analog Devices, Inc.	1,268,735
6,420	Anixter International, Inc.(c)	548,846
3,916	ANSYS, Inc.(c)	342,454
25,077	AOL, Inc.	908,790
41,886	Apple, Inc.	21,879,152
172,113	Applied Materials, Inc.	3,072,217
47,182	Arrow Electronics, Inc.(c)	2,265,680
40,650	Atmel Corp.(c)	295,932
13,852	Autodesk, Inc.(c)	552,833
45,521	Automatic Data Processing, Inc.	3,412,709
11,882	Avago Technologies Ltd., Class A	539,799
57,717	Avnet, Inc.(c)	2,291,365
17,550	Benchmark Electronics, Inc.(c)	398,911
30,577	Broadcom Corp., Class A	817,017
16,557	Broadridge Financial Solutions, Inc.	582,144
69,359	Brocade Communications Systems, Inc.(c)	556,259
41,340	CA, Inc.	1,312,958
7,640	CACI International, Inc., Class A(c)	549,927
8,255	Check Point Software Technologies Ltd. (Israel)(c)	478,955
441,809	Cisco Systems, Inc.	9,940,702
7,965	Citrix Systems, Inc.(c)	452,253
13,048	Cognizant Technology Solutions Corp., Class A(c)	1,134,263
37,867	Computer Sciences Corp.	1,865,328
24,544	Convergys Corp.	484,499
33,488	CoreLogic, Inc.(c)	1,114,146
251,123	Corning, Inc.	4,291,692
7,480	Cree, Inc.(c)	454,410
14,745	Diebold, Inc.	441,760
3,792	DST Systems, Inc.	321,448
59,837	eBay, Inc.(c)	3,154,008
6,753	EchoStar Corp., Class A(c)	323,874
27,909	Electronic Arts, Inc.(c)	732,611
194,044	EMC Corp.	4,670,639
2,060	Equinix, Inc.(c)	332,649
13,087	Facebook, Inc., Class A(c)	657,753
24,410	Fairchild Semiconductor International, Inc.(c)	309,275
27,125	Fidelity National Information Services, Inc.	1,322,344
20,177	First Solar, Inc.(c)	1,014,298
13,779	Fiserv, Inc.(c)	1,443,075
395,621	Flextronics International Ltd. (Singapore)(c)	3,121,450
9,673	FLIR Systems, Inc.	275,487
5,267	Global Payments, Inc.	313,281
11,970	Google, Inc., Class A(c)	12,336,043
19,409	Harris Corp.	1,202,582
764,429	Hewlett-Packard Co.	18,629,135
148,002	Ingram Micro, Inc., Class A(c)	3,429,206
20,888	Insight Enterprises, Inc.(c)	440,110
835,011	Intel Corp.	20,399,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
96,174	International Business Machines Corp.	$17,235,343
13,145	Intuit, Inc.	938,684
7,962	Itron, Inc.(c)	339,739
51,788	Jabil Circuit, Inc.	1,080,298
62,630	Juniper Networks, Inc.(c)	1,167,423
13,757	KLA-Tencor Corp.	902,459
15,123	Lam Research Corp.(c)	820,120
22,010	Leidos Holdings, Inc.	1,036,451
15,313	Lender Processing Services, Inc.	528,605
23,305	Lexmark International, Inc., Class A	828,493
17,543	Linear Technology Corp.	721,719
52,239	LSI Corp.(c)	442,987
78,623	Marvell Technology Group Ltd.	943,476
2,871	MasterCard, Inc., Class A	2,058,794
29,767	Maxim Integrated Products, Inc.	884,080
23,219	Microchip Technology, Inc.(b)	997,488
262,787	Micron Technology, Inc.(c)	4,646,074
785,858	Microsoft Corp.	27,780,080
10,316	Molex, Inc.	398,198
11,608	Molex, Inc., Class A	446,908
29,805	Motorola Solutions, Inc.	1,863,409
20,504	NCR Corp.(c)	749,421
30,071	NetApp, Inc.(c)	1,167,056
17,574	Nuance Communications, Inc.(c)	273,451
66,307	NVIDIA Corp.(c)	1,006,540
9,524	NXP Semiconductor NV (Netherlands)(c)	401,151
59,652	ON Semiconductor Corp.(c)	421,143
232,403	Oracle Corp.	7,785,500
38,564	Paychex, Inc.	1,629,715
31,471	Polycom, Inc.(c)	327,298
94,084	QUALCOMM, Inc.	6,536,015
5,179	Red Hat, Inc.(c)	224,095
15,131	Rovi Corp.(c)	253,596
7,460	Salesforce.com, Inc.(c)	398,066
27,217	SanDisk Corp.	1,891,581
60,531	Sanmina Corp.(c)	881,331
12,297	Science Applications International Corp.(c)	433,469
44,304	Seagate Technology PLC	2,156,719
14,717	Skyworks Solutions, Inc.(c)	379,404
79,523	SunEdison, Inc.(c)	739,564
71,561	Symantec Corp.	1,627,297
14,044	SYNNEX Corp.(c)	860,897
12,219	Synopsys, Inc.(c)	445,383
59,438	TE Connectivity Ltd. (Switzerland)	3,060,463
34,956	Tech Data Corp.(c)	1,819,809
8,051	Teradata Corp.(c)	354,808
19,503	Teradyne, Inc.(c)	341,107
114,502	Texas Instruments, Inc.	4,818,244
24,679	Total System Services, Inc.	736,175
11,126	Trimble Navigation Ltd.(c)	317,870
23,505	Unisys Corp.(c)	619,357
20,176	Visa, Inc., Class A	3,968,014
36,486	Vishay Intertechnology, Inc.(c)	447,683
35,540	Western Digital Corp.(c)	2,474,650
70,830	Western Union Co. (The)	1,205,527
362,283	Xerox Corp.	3,601,093

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
22,257	Xilinx, Inc.	$1,010,913
96,752	Yahoo!, Inc.(c)	3,186,043

		271,455,502

	Materials—3.9%
28,027	Air Products & Chemicals, Inc.	3,055,223
5,297	Airgas, Inc.	577,744
126,734	AK Steel Holding Corp.(b)(c)	557,630
7,541	Albemarle Corp.	499,139
451,060	Alcoa, Inc.	4,181,326
25,288	Allegheny Technologies, Inc.	837,033
6,862	AptarGroup, Inc.	440,266
11,862	Ashland, Inc.	1,097,828
22,170	Avery Dennison Corp.	1,044,650
19,462	Ball Corp.	951,497
18,337	Bemis Co., Inc.	731,646
11,404	Cabot Corp.	531,541
16,522	Celanese Corp., Series A	925,397
5,353	CF Industries Holdings, Inc.	1,154,107
18,738	Chemtura Corp.(c)	459,081
45,558	Cliffs Natural Resources, Inc.(b)	1,169,930
16,978	Coeur Mining, Inc.(c)	207,301
38,022	Commercial Metals Co.	698,084
3,666	Compass Minerals International, Inc.	273,007
22,409	Crown Holdings, Inc.(c)	977,032
5,526	Cytec Industries, Inc.	459,155
10,572	Domtar Corp.	895,554
254,208	Dow Chemical Co. (The)	10,033,590
134,862	E.I. du Pont de Nemours & Co.	8,253,554
14,995	Eastman Chemical Co.	1,181,456
16,222	Ecolab, Inc.	1,719,532
8,670	FMC Corp.	630,829
193,457	Freeport-McMoRan Copper & Gold, Inc.	7,111,479
34,295	Graphic Packaging Holding Co.(c)	288,078
5,233	Greif, Inc., Class A	279,913
1,419	Greif, Inc., Class B	80,670
41,118	Huntsman Corp.	954,760
7,054	International Flavors & Fragrances, Inc.	583,013
78,507	International Paper Co.	3,502,197
58,201	LyondellBasell Industries NV, Class A	4,341,795
4,880	Martin Marietta Materials, Inc.	478,679
31,680	MeadWestvaco Corp.	1,104,048
33,555	Monsanto Co.	3,519,248
32,052	Mosaic Co. (The)	1,469,584
76,632	Newmont Mining Corp.	2,088,988
70,363	Nucor Corp.	3,642,693
14,770	Olin Corp.	332,473
10,869	OM Group, Inc.(c)	369,546
44,516	Owens-Illinois, Inc.(c)	1,415,164
12,089	Packaging Corp. of America	752,903
16,577	PPG Industries, Inc.	3,026,629
25,488	Praxair, Inc.	3,178,609
12,087	Reliance Steel & Aluminum Co.	885,856
45,390	Resolute Forest Products(c)	725,786
7,019	Rock-Tenn Co., Class A	751,103
8,916	Rockwood Holdings, Inc.	563,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
19,757	RPM International, Inc.	$764,991
10,332	Schnitzer Steel Industries, Inc., Class A	300,041
7,705	Scotts Miracle-Gro Co. (The), Class A	452,438
37,702	Sealed Air Corp.	1,137,846
7,645	Sensient Technologies Corp.	398,534
5,697	Sherwin-Williams Co. (The)	1,071,036
8,108	Sigma-Aldrich Corp.	700,775
20,220	Sonoco Products Co.	821,741
23,281	Southern Copper Corp. (Mexico)	650,704
53,060	Steel Dynamics, Inc.	953,488
78,918	United States Steel Corp.(b)	1,964,269
8,246	Valspar Corp. (The)	576,973
18,335	Vulcan Materials Co.	981,839
5,506	W.R. Grace & Co.(c)	504,680
13,847	Walter Energy, Inc.(b)	220,029

		96,489,667

	Telecommunication Services—4.0%
1,278,952	AT&T, Inc.	46,298,062
118,750	CenturyLink, Inc.	4,020,875
91,641	Cincinnati Bell, Inc.(c)	262,093
10,187	Crown Castle International Corp.(c)	774,416
454,185	Frontier Communications Corp.(b)	2,002,956
57,017	Leap Wireless International, Inc.(c)	917,974
30,244	Level 3 Communications, Inc.(c)	923,954
242,744	NII Holdings, Inc.(b)(c)	835,039
1,058,897	Sprint Corp. (Japan)(c)	7,126,377
38,883	Telephone & Data Systems, Inc.	1,212,372
40,061	T-Mobile US, Inc. (Germany)(c)	1,110,892
13,330	tw telecom, inc.(c)	420,162
652,590	Verizon Communications, Inc.	32,962,321
205,399	Windstream Holdings, Inc.(b)	1,756,161

		100,623,654

	Utilities—4.6%
249,694	AES Corp. (The)	3,518,188
19,703	AGL Resources, Inc.	942,986
6,293	ALLETE, Inc.	317,985
20,722	Alliant Energy Corp.	1,082,103
75,000	Ameren Corp.	2,713,500
100,630	American Electric Power Co., Inc.	4,713,509
24,465	American Water Works Co., Inc.	1,048,815
13,360	Aqua America, Inc.	336,405
23,269	Atmos Energy Corp.	1,030,119
13,467	Avista Corp.	374,248
8,157	Black Hills Corp.	413,723
70,720	Calpine Corp.(c)	1,426,422
92,754	CenterPoint Energy, Inc.	2,281,748
8,383	Cleco Corp.	388,468
44,062	CMS Energy Corp.	1,209,943
62,877	Consolidated Edison, Inc.	3,660,699
89,705	Dominion Resources, Inc.	5,718,694
35,764	DTE Energy Co.	2,472,723
91,391	Duke Energy Corp.(c)	6,555,476
69,770	Edison International	3,420,823
56,880	Entergy Corp.	3,681,274
227,433	Exelon Corp.	6,490,938

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
113,328	FirstEnergy Corp.	$4,291,731
33,770	Great Plains Energy, Inc.	791,569
22,135	Hawaiian Electric Industries, Inc.	588,127
8,199	IDACORP, Inc.	423,068
21,981	Integrys Energy Group, Inc.	1,289,845
3,737	ITC Holdings Corp.	375,905
37,759	MDU Resources Group, Inc.	1,124,463
10,083	National Fuel Gas Co.	721,439
8,236	New Jersey Resources Corp.	379,103
68,828	NextEra Energy, Inc.	5,833,173
61,726	NiSource, Inc.	1,945,604
30,856	Northeast Utilities	1,323,414
5,615	Northwest Natural Gas Co.	243,859
7,676	NorthWestern Corp.	351,868
96,787	NRG Energy, Inc.	2,761,333
46,089	NV Energy, Inc.	1,094,153
31,195	OGE Energy Corp.	1,151,096
35,788	ONEOK, Inc.	2,022,022
75,998	Pepco Holdings, Inc.	1,465,241
97,978	PG&E Corp.	4,100,379
11,966	Piedmont Natural Gas Co., Inc.	408,519
21,926	Pinnacle West Capital Corp.	1,228,514
18,529	PNM Resources, Inc.	443,214
16,906	Portland General Electric Co.	485,202
106,642	PPL Corp.	3,266,444
120,647	Public Service Enterprise Group, Inc.	4,041,675
27,183	Questar Corp.	643,150
24,386	SCANA Corp.	1,137,119
35,316	Sempra Energy	3,218,700
148,625	Southern Co. (The)	6,080,249
8,974	Southwest Gas Corp.	486,929
54,052	TECO Energy, Inc.	928,073
24,778	UGI Corp.	1,025,066
7,536	UIL Holdings Corp.	290,287
7,478	UNS Energy Corp.	370,011
17,961	Vectren Corp.	627,198
24,698	Westar Energy, Inc.	780,704
11,262	WGL Holdings, Inc.	506,903
27,173	Wisconsin Energy Corp.	1,144,255
98,854	Xcel Energy, Inc.	2,852,927

		116,041,320

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,002,503,497)—100.0%	2,499,905,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
24,795,387	Invesco Liquid Assets Portfolio—Institutional Class (Cost $24,795,387)(e)(f)	$24,795,387

	Total Investments (Cost $2,027,298,884)—101.0%	2,524,701,259
	Other assets less liabilities—(1.0)%	(24,264,208)

	Net Assets—100.0%	$2,500,437,051

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT, are wholly-owned subsidiaries of Invesco Ltd. and therefore are considered to be affiliated with the Fund. See Note 4.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Portfolio Composition
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	20.4
Consumer Discretionary	19.0
Information Technology	17.4
Industrials	17.2
Health Care	7.3
Energy	6.9
Materials	5.4
Consumer Staples	3.7
Telecommunication Services	1.5
Utilities	1.2
Money Market Fund and Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.0%
34,050	1-800-FLOWERS.COM, Inc., Class A(b)	$184,892
42,824	AH Belo Corp., Class A	344,305
18,566	Allison Transmission Holdings, Inc.	452,082
26,011	Ambassadors Group, Inc.	95,981
14,079	AMC Networks, Inc., Class A(b)	986,797
90,265	American Apparel, Inc.(b)(c)	120,955
46,870	American Axle & Manufacturing Holdings, Inc.(b)	872,251
4,733	American Public Education, Inc.(b)	189,462
4,304	America’s Car-Mart, Inc.(b)	196,865
77,578	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands)(c)	934,039
6,389	Arctic Cat, Inc.(b)	334,784
33,864	Asbury Automotive Group, Inc.(b)	1,627,165
6,896	Ascent Capital Group, Inc., Class A(b)	582,160
15,029	Bally Technologies, Inc.(b)	1,099,221
12,177	Bassett Furniture Industries, Inc.	170,478
29,600	Beazer Homes USA, Inc.(b)(c)	537,832
55,410	bebe Stores, Inc.	334,122
71,387	Belo Corp., Class A	980,144
21,534	Big 5 Sporting Goods Corp.	407,208
1,123	Biglari Holdings, Inc.(b)	489,650
11,373	BJ’s Restaurants, Inc.(b)	307,753
13,143	Bloomin’ Brands, Inc.(b)	328,969
4,661	Blue Nile, Inc.(b)	191,427
29,493	Blyth, Inc.(c)	407,298
27,728	Bob Evans Farms, Inc.	1,582,992
49,241	Bon-Ton Stores, Inc. (The)(c)	563,809

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
169,796	Boyd Gaming Corp.(b)	$1,793,046
12,195	Bravo Brio Restaurant Group, Inc.(b)	182,071
20,860	Bridgepoint Education, Inc.(b)	408,856
62,177	Brown Shoe Co., Inc.	1,395,252
19,174	Buckle, Inc. (The)(c)	938,376
6,170	Buffalo Wild Wings, Inc.(b)	879,719
41,306	Build-A-Bear Workshop, Inc.(b)	324,665
51,569	Burger King Worldwide, Inc.(b)	1,092,231
23,430	Cabela’s, Inc.(b)	1,389,868
75,049	Callaway Golf Co.	632,663
9,831	Capella Education Co.(b)	598,905
13,952	Carmike Cinemas, Inc.(b)	319,361
8,084	Carriage Services, Inc.	162,408
51,497	Carrols Restaurant Group, Inc.(b)	298,683
20,481	Carter’s, Inc.(b)	1,416,261
21,100	Cato Corp. (The), Class A	632,367
3,370	Cavco Industries, Inc.(b)	197,381
18,215	CEC Entertainment, Inc.	844,265
147,866	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)(c)	453,949
30,403	Cheesecake Factory, Inc. (The)	1,436,542
9,089	Cherokee, Inc.	124,701
65,874	Chico’s FAS, Inc.	1,129,739
20,059	Children’s Place Retail Stores, Inc. (The)(b)	1,095,021
10,816	Choice Hotels International, Inc.	503,917
33,360	Christopher & Banks Corp.(b)	192,487
6,009	Churchill Downs, Inc.	516,233
23,380	Citi Trends, Inc.(b)	343,218

22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
51,331	Clear Channel Outdoor Holdings, Inc., Class A	$436,313
81,857	Coldwater Creek, Inc.(b)(c)	81,857
7,969	Columbia Sportswear Co.	532,887
11,378	Conn’s, Inc.(b)	687,686
20,558	Core-Mark Holding Co., Inc.	1,454,067
449,567	Corinthian Colleges, Inc.(b)(c)	962,073
14,651	Cracker Barrel Old Country Store, Inc.	1,609,705
42,963	Crocs, Inc.(b)	523,289
7,621	CSS Industries, Inc.	197,308
28,805	CTC Media, Inc.	364,095
62,311	Cumulus Media, Inc., Class A(b)	372,620
27,317	Deckers Outdoor Corp.(b)	1,880,229
9,029	Delta Apparel, Inc.(b)	170,648
70,644	Denny’s Corp.(b)	448,589
9,714	Destination Maternity Corp.	303,465
57,863	Destination XL Group, Inc.(b)	402,148
52,089	Digital Generation, Inc.(b)(c)	658,926
10,548	DineEquity, Inc.	865,674
8,153	Dorman Products, Inc.	396,317
62,094	DreamWorks Animation SKG, Inc., Class A(b)	2,126,099
8,397	Drew Industries, Inc.(b)	422,033
11,680	DSW, Inc., Class A	1,023,986
21,839	Dunkin’ Brands Group, Inc.	1,041,284
40,281	E.W. Scripps Co. (The), Class A(b)	798,369
146,902	Education Management Corp.(b)(c)	2,247,601
82,829	Emmis Communications Corp., Class A(b)	206,244
39,781	Entercom Communications Corp., Class A(b)	348,879
60,784	Entravision Communications Corp., Class A(b)	409,684
17,631	Ethan Allen Interiors, Inc.	469,690
60,554	Express, Inc.(b)	1,405,458
100,819	Federal-Mogul Corp.(b)	2,065,781
10,636	Fiesta Restaurant Group, Inc.(b)	450,860
46,904	Fifth & Pacific Cos., Inc.(b)	1,242,487
39,938	Finish Line, Inc. (The), Class A	1,000,048
7,566	Flexsteel Industries, Inc.	207,762
7,166	Francesca’s Holdings Corp.(b)	128,916
45,916	Fred’s, Inc., Class A	743,839
23,711	Fuel Systems Solutions, Inc.(b)	425,850
20,087	Genesco, Inc.(b)	1,368,126
12,865	G-III Apparel Group Ltd.(b)	729,703
10,373	Gordmans Stores, Inc.(b)	102,693
8,750	Grand Canyon Education, Inc.(b)	413,613
63,616	Gray Television, Inc.(b)	537,555
69,415	Harte-Hanks, Inc.	553,238
685	Haverty Furniture Cos., Inc., Class A(b)	19,180
14,248	Haverty Furniture Cos., Inc.	396,237
23,562	Helen of Troy Ltd.(b)	1,100,817
39,895	hhgregg, Inc.(b)(c)	618,771
8,473	Hibbett Sports, Inc.(b)(c)	494,230
39,807	Hillenbrand, Inc.	1,123,354
11,101	Hooker Furniture Corp.	175,396
98,930	Hovnanian Enterprises, Inc., Class A(b)(c)	500,586
23,493	HSN, Inc.	1,231,033
31,774	Iconix Brand Group, Inc.(b)	1,146,724
18,521	International Speedway Corp., Class A	605,822
18,023	Interval Leisure Group, Inc.	437,418

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
12,528	iRobot Corp.(b)	$424,323
56,027	Isle of Capri Casinos, Inc.(b)	454,379
33,289	JAKKS Pacific, Inc.(c)	214,381
4,822	Johnson Outdoors, Inc., Class A(b)	132,267
19,925	Jos. A. Bank Clothiers, Inc.(b)	956,002
51,474	Journal Communications, Inc., Class A(b)	429,808
13,473	K12, Inc.(b)	246,286
52,105	KB Home(c)	884,222
109,775	Kingold Jewelry, Inc.(b)(c)	221,746
15,343	Kirkland’s, Inc.(b)	272,338
17,356	Krispy Kreme Doughnuts, Inc.(b)	421,057
31,286	La-Z-Boy, Inc.(b)	722,081
26,279	LeapFrog Enterprises, Inc.(b)(c)	224,948
122,128	Lee Enterprises, Inc.(b)(c)	335,852
17,665	Libbey, Inc.(b)	377,148
26,843	Life Time Fitness, Inc.(b)	1,219,209
12,850	Lifetime Brands, Inc.	201,231
18,038	LIN Media LLC, Class A(b)	443,194
66,909	Lincoln Educational Services Corp.	319,825
33,934	Lions Gate Entertainment Corp.(b)	1,173,438
17,255	Lithia Motors, Inc., Class A	1,084,477
5,707	Loral Space & Communications, Inc.(b)	407,309
17,743	Luby’s, Inc.(b)	135,911
7,999	Lululemon Athletica, Inc. (Canada)(b)	552,331
6,128	Lumber Liquidators Holdings, Inc.(b)	699,756
9,471	M/I Homes, Inc.(b)	193,871
8,912	Mac-Gray Corp.	187,865
18,677	Madison Square Garden Co. (The), Class A(b)	1,130,332
25,851	Marcus Corp.	371,220
26,647	MarineMax, Inc.(b)	392,510
20,254	Marriott Vacations Worldwide Corp.(b)	1,014,320
18,927	Matthews International Corp., Class A	768,436
4,762	Mattress Firm Holding Corp.(b)(c)	143,146
345,770	McClatchy Co. (The), Class A(b)(c)	975,071
21,200	MDC Holdings, Inc.	618,828
57,748	Media General, Inc., Class A(b)(c)	841,966
41,214	Men’s Wearhouse, Inc. (The)	1,743,352
27,103	Meredith Corp.	1,390,384
16,572	Meritage Homes Corp.(b)	752,203
7,297	Michael Kors Holdings Ltd.(b)	561,504
67,043	Modine Manufacturing Co.(b)	893,013
11,033	Monro Muffler Brake, Inc.	507,518
26,716	Morgans Hotel Group Co.(b)	191,287
4,796	Morningstar, Inc.	385,071
23,404	Motorcar Parts of America, Inc.(b)	320,167
6,454	Movado Group, Inc.	300,950
46,987	MTR Gaming Group, Inc.(b)	244,332
9,062	Multimedia Games Holding Co., Inc.(b)	294,606
15,669	NACCO Industries, Inc., Class A	892,663
43,646	National CineMedia, Inc.	764,678
39,445	New York & Co., Inc.(b)	201,958
8,064	Nexstar Broadcasting Group, Inc., Class A(b)	357,961
42,528	Nutrisystem, Inc.	799,526
60,458	Orbitz Worldwide, Inc.(b)	558,632
47,394	Orient-Express Hotels Ltd., Class A(b)	630,814
18,369	Outerwall, Inc.(b)(c)	1,193,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
12,166	Overstock.com, Inc.(b)	$285,049
8,664	Oxford Industries, Inc.	621,815
183,520	Pacific Sunwear of California, Inc.(b)	493,669
9,833	Papa John’s International, Inc.(b)	744,063
74,938	PEP Boys-Manny Moe & Jack (The)(b)	969,698
28,024	Perry Ellis International, Inc.(b)	532,736
34,863	Pier 1 Imports, Inc.	727,939
64,047	Pinnacle Entertainment, Inc.(b)	1,498,700
19,480	Pool Corp.	1,059,322
148,129	Quiksilver, Inc.(b)	1,232,433
90,688	Radio One, Inc., Class D(b)(c)	272,064
22,155	Reading International, Inc., Class A(b)	146,666
24,791	Red Lion Hotels Corp.(b)	149,242
10,343	Red Robin Gourmet Burgers, Inc.(b)	787,930
12,504	Rocky Brands, Inc.	189,561
100,363	Ruby Tuesday, Inc.(b)	595,153
24,952	Ruth’s Hospitality Group, Inc.(b)	304,165
18,331	Ryland Group, Inc. (The)	736,906
2,797	Saga Communications, Inc., Class A	133,165
34,557	Scholastic Corp.	991,440
70,918	Scientific Games Corp., Class A(b)	1,296,381
10,759	Sears Hometown and Outlet Stores, Inc.(b)	299,746
19,097	Select Comfort Corp.(b)	349,857
17,166	SHFL entertainment, Inc.(b)	397,908
13,584	Shoe Carnival, Inc.	353,048
10,722	Shutterfly, Inc.(b)	526,879
40,176	Sinclair Broadcast Group, Inc., Class A	1,288,043
288,606	Sirius XM Radio, Inc.	1,088,045
31,423	Six Flags Entertainment Corp.	1,181,819
41,387	Skechers U.S.A., Inc., Class A(b)	1,206,017
21,928	Smith & Wesson Holding Corp.(b)(c)	236,384
2,625	SodaStream International Ltd. (Israel)(b)(c)	140,359
47,187	Sonic Corp.(b)	910,709
23,444	Sotheby’s	1,216,744
53,929	Spartan Motors, Inc.	366,178
19,139	Speedway Motorsports, Inc.	349,478
25,504	Stage Stores, Inc.	526,658
14,456	Standard Motor Products, Inc.	522,729
23,355	Standard Pacific Corp.(b)	185,205
34,756	Stein Mart, Inc.(b)	513,346
8,259	Steiner Leisure Ltd.(b)	462,669
21,140	Steven Madden Ltd.(b)	775,415
51,787	Stewart Enterprises, Inc., Class A	684,106
53,522	Stoneridge, Inc.(b)	682,941
14,182	Strayer Education, Inc.	560,614
3,715	Sturm Ruger & Co., Inc.(c)	242,998
21,895	Superior Industries International, Inc.	410,531
20,970	Systemax, Inc.(b)	199,215
17,922	Tempur-Sealy International, Inc.(b)	687,309
24,056	Texas Roadhouse, Inc.	659,616
27,061	Thor Industries, Inc.	1,569,809
21,550	Tower International, Inc.(b)	457,291
34,276	Town Sports International Holdings, Inc.(b)	442,846
11,302	TripAdvisor, Inc.(b)	934,788
36,259	Tuesday Morning Corp.(b)	513,065
10,880	Ulta Salon, Cosmetics & Fragrance, Inc.	1,401,888

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
13,986	Under Armour, Inc., Class A(b)	$1,134,964
23,686	Unifi, Inc.(b)	577,702
13,448	Universal Electronics, Inc.(b)	523,262
13,995	Universal Technical Institute, Inc.	185,994
16,081	Vail Resorts, Inc.	1,132,906
70,121	ValueVision Media, Inc., Class A(b)	374,446
5,745	Vera Bradley, Inc.(b)(c)	127,252
8,605	Vitamin Shoppe, Inc.(b)	403,661
39,059	VOXX International Corp.(b)	605,805
18,375	Weight Watchers International, Inc. (Luxembourg)(c)	590,021
16,919	West Marine, Inc.(b)	206,581
121,245	Wet Seal, Inc. (The), Class A(b)	401,321
5,754	Weyco Group, Inc.	165,312
12,839	Winnebago Industries, Inc.(b)	380,805
22,627	Wolverine World Wide, Inc.	1,306,483
48,094	World Wrestling Entertainment, Inc., Class A(c)	622,817
188,102	Zale Corp.(b)	2,940,034
9,765	Zumiez, Inc.(b)	289,435

		154,548,560

	Consumer Staples—3.7%
45,796	Adecoagro S.A. (Argentina)(b)	366,368
184,492	Alliance One International, Inc.(b)	547,941
22,406	B&G Foods, Inc.	758,443
1,294	Boston Beer Co., Inc. (The), Class A(b)	297,089
27,749	Boulder Brands, Inc.(b)	454,806
7,717	Calavo Growers, Inc.	229,118
11,238	Cal-Maine Foods, Inc.	570,104
26,146	Central Garden & Pet Co.(b)	198,448
85,509	Central Garden & Pet Co., Class A(b)	629,346
4,492	Coca-Cola Bottling Co. Consolidated	284,433
64,698	Darling International, Inc.(b)	1,505,522
27,346	Diamond Foods, Inc.(c)	667,516
94,348	Dole Food Co., Inc.(b)	1,278,415
16,896	Elizabeth Arden, Inc.(b)	611,466
10,048	Fresh Market, Inc. (The)(b)	511,544
14,146	Hain Celestial Group, Inc. (The)(b)	1,177,372
46,006	Harbinger Group, Inc.(b)	501,005
15,757	Ingles Markets, Inc., Class A	406,688
5,416	Inter Parfums, Inc.	190,427
5,651	J & J Snack Foods Corp.	483,556
13,342	John B. Sanfilippo & Son, Inc.(b)	327,946
10,114	Lancaster Colony Corp.	839,361
5,963	Medifast, Inc.(b)	138,998
12,090	National Beverage Corp.(b)	221,368
23,492	Nu Skin Enterprises, Inc., Class A	2,746,920
10,315	Nutraceutical International Corp.(b)	248,076
25,951	Omega Protein Corp.(b)	242,901
62,367	Pilgrim’s Pride Corp. (Brazil)(b)	883,740
20,711	Prestige Brands Holdings, Inc.(b)	646,805
6,189	PriceSmart, Inc.	704,246
8,554	Revlon, Inc., Class A(b)	203,157
184,679	Roundy’s, Inc.(b)	1,717,515
15,347	Sanderson Farms, Inc.	970,084
201	Seaboard Corp.(b)	548,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
18,188	Seneca Foods Corp., Class A(b)	$533,272
3,685	Seneca Foods Corp., Class B(b)	108,707
30,606	Snyders-Lance, Inc.	917,874
55,973	Spartan Stores, Inc.	1,317,045
17,216	Spectrum Brands Holdings, Inc.(b)	1,134,879
22,284	Susser Holdings Corp.(b)	1,222,055
9,831	Tootsie Roll Industries, Inc.(c)	314,592
3,744	USANA Health Sciences, Inc.(b)	255,453
61,427	Vector Group Ltd.(b)(c)	993,275
8,839	Village Super Market, Inc., Class A	324,038
6,391	WD-40 Co.	463,284
11,359	Weis Markets, Inc.	581,240
11,434	WhiteWave Foods Co., Class A(b)	228,794

		30,503,962

	Energy—6.9%
54,984	Abraxas Petroleum Corp.(b)(c)	158,904
7,130	Adams Resources & Energy, Inc.	369,120
17,696	Alon USA Energy, Inc. (Israel)	213,768
10,904	Approach Resources, Inc.(b)	306,948
50,527	Basic Energy Services, Inc.(b)	741,231
19,263	Berry Petroleum Co., Class A	919,808
3,946	Bonanza Creek Energy, Inc.(b)	199,431
18,062	Bristow Group, Inc.	1,453,449
15,898	C&J Energy Services, Inc.(b)	366,290
375,849	Cal Dive International, Inc.(b)(c)	740,423
52,819	Callon Petroleum Co.(b)	360,754
4,110	CARBO Ceramics, Inc.(c)	515,147
20,167	Carrizo Oil & Gas, Inc.(b)	884,121
8,414	Clayton Williams Energy, Inc.(b)	654,862
19,592	Clean Energy Fuels Corp.(b)(c)	223,153
24,969	Cobalt International Energy, Inc.(b)	579,531
64,286	Comstock Resources, Inc.(b)	1,099,933
8,412	Contango Oil & Gas Co.(b)	360,454
5,148	Continental Resources, Inc.(b)	586,357
6,328	Core Laboratories NV	1,184,728
52,184	Crosstex Energy, Inc.	1,601,527
6,672	CVR Energy, Inc.(b)	265,012
7,541	Dawson Geophysical Co.(b)	220,499
10,518	Delek US Holdings, Inc. (Israel)	268,735
74,592	DHT Holdings, Inc.	382,657
10,570	Dril-Quip, Inc.(b)	1,241,129
69,923	Endeavour International Corp.(b)(c)	415,343
28,935	Energy XXI Bermuda Ltd.	840,851
23,284	EPL Oil & Gas, Inc.(b)	742,294
13,049	Forum Energy Technologies, Inc.(b)	381,814
109,944	Gastar Exploration Ltd.(b)	474,958
1,836	Geospace Technologies Corp.(b)	178,863
77,647	Global Geophysical Services, Inc.(b)	185,576
16,065	Goodrich Petroleum Corp.(b)	375,760
156,692	Gran Tierra Energy, Inc. (Canada)(b)	1,189,292
72,311	Green Plains Renewable Energy, Inc.(b)	1,166,376
9,811	Gulf Island Fabrication, Inc.	247,433
5,594	Gulfmark Offshore, Inc., Class A(b)	278,469
10,117	Gulfport Energy Corp.(b)	593,767
32,080	Harvest Natural Resources, Inc.(b)(c)	160,400

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
151,345	Hercules Offshore, Inc.(b)	$1,029,146
24,123	Hornbeck Offshore Services, Inc.(b)	1,333,278
7,612	InterOil Corp.(b)(c)	528,653
72,980	ION Geophysical Corp.(b)	338,627
228,032	James River Coal Co.(b)(c)	437,821
65,167	Knightsbridge Tankers Ltd. (Bermuda)(c)	536,976
51,033	Kodiak Oil & Gas Corp.(b)	661,898
11,894	Kosmos Energy Ltd.(b)	126,790
9,536	Laredo Petroleum Holdings, Inc.(b)	302,959
54,414	Magnum Hunter Resources Corp.(b)(c)	387,972
21,661	Matrix Service Co.(b)	450,332
15,695	Midstates Petroleum Co., Inc.(b)(c)	88,520
10,070	Mitcham Industries, Inc.(b)	167,565
8,781	Natural Gas Services Group, Inc.(b)	245,780
45,590	Navios Maritime Acquisition Corp.(b)	181,904
73,400	Newpark Resources, Inc.(b)	935,850
99,737	Nordic American Tankers Ltd.(c)	813,854
20,763	Northern Oil and Gas, Inc.(b)	341,136
8,611	Oasis Petroleum, Inc.(b)	458,536
30,421	Ocean Rig UDW, Inc. (Greece)(b)	533,280
37,959	Pacific Drilling SA (Monaco)(b)	431,594
30,529	Pacific Ethanol, Inc.(b)(c)	111,736
185,605	Parker Drilling Co.(b)	1,336,356
14,466	PBF Energy, Inc., Class A(b)(c)	380,890
16,316	PDC Energy, Inc.(b)	1,106,388
198,840	Penn Virginia Corp.	1,692,128
105,840	PetroQuest Energy, Inc.(b)	499,565
1,225	PHI, Inc.(b)	46,085
13,616	PHI, Inc.(b)	542,189
81,560	Pioneer Energy Services Corp.(b)	685,104
617,398	Quicksilver Resources, Inc.(b)(c)	1,321,232
23,421	Renewable Energy Group, Inc.(b)	255,523
24,152	Resolute Energy Corp.(b)	226,546
6,734	REX American Resources Corp.(b)	194,209
14,181	Rex Energy Corp.(b)	304,892
16,751	Rosetta Resources, Inc.(b)	1,004,055
30,793	RPC, Inc.(c)	564,744
25,321	SemGroup Corp., Class A	1,529,135
62,966	Ship Finance International Ltd. (Norway)	1,042,087
18,526	StealthGas, Inc.(b)	213,049
51,949	Stone Energy Corp.(b)	1,810,942
88,108	Swift Energy Co.(b)	1,208,842
248,352	Teekay Tankers Ltd., Class A(c)	648,199
37,548	Tesco Corp.(b)	645,075
96,389	TETRA Technologies, Inc.(b)	1,250,165
209,898	Tsakos Energy Navigation Ltd.	1,051,589
40,149	USEC, Inc.(b)(c)	323,601
37,207	VAALCO Energy, Inc.(b)	196,081
170,201	Vantage Drilling Co.(b)	302,958
36,303	W&T Offshore, Inc.	693,024
72,672	Warren Resources, Inc.(b)	227,463
22,414	Westmoreland Coal Co.(b)	318,503
104,549	Willbros Group, Inc.(b)	1,020,398

		56,214,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—20.4%
13,517	1st Source Corp.	$424,163
18,858	1st United Bancorp, Inc.	144,075
20,262	Acadia Realty Trust REIT	540,388
6,613	Agree Realty Corp. REIT	208,772
701	Alexander’s, Inc. REIT	225,554
3,896	Altisource Portfolio Solutions SA(b)	612,763
14,107	American Assets Trust, Inc. REIT	469,622
80,374	American Equity Investment Life Holding Co.	1,674,994
7,108	American National Bankshares, Inc.	163,058
14,538	American National Insurance Co.	1,469,356
14,292	Ameris Bancorp(b)	261,544
11,724	AMERISAFE, Inc.	451,374
12,946	AmTrust Financial Services, Inc.(b)(c)	496,609
15,503	Apollo Commercial Real Estate Finance, Inc. REIT	249,753
26,626	Arbor Realty Trust, Inc. REIT	177,063
35,042	Argo Group International Holdings Ltd.	1,471,063
7,584	Arlington Asset Investment Corp., Class A	187,097
35,774	ARMOUR Residential REIT, Inc. REIT	147,389
7,924	Arrow Financial Corp.(b)(c)	204,518
75,371	Ashford Hospitality Trust, Inc. REIT	984,345
20,018	Associated Estates Realty Corp. REIT	307,076
12,317	ASTA Funding, Inc.	105,680
7,552	AV Homes, Inc.(b)	144,243
936	Baldwin & Lyons, Inc., Class A(b)	24,373
8,079	Baldwin & Lyons, Inc., Class B(b)	220,799
3,932	BancFirst Corp.	218,501
18,485	Bancorp, Inc. (The)(b)	298,902
45,089	Bank Mutual Corp.	286,766
3,516	Bank of Marin Bancorp	149,606
7,418	Bank of the Ozarks, Inc.	367,043
17,433	BankFinancial Corp.	161,953
17,802	BankUnited, Inc.	547,768
10,670	Banner Corp.	408,234
3,153	Bar Harbor Bankshares	118,994
29,515	BBCN Bancorp, Inc.(b)	437,707
14,278	Beneficial Mutual Bancorp, Inc.(b)	139,211
14,621	Berkshire Hills Bancorp, Inc.	370,935
153,451	BGC Partners, Inc., Class A	816,359
11,298	Blackstone Mortgage Trust, Inc., Class A REIT(b)	276,688
3,651	BofI Holding, Inc.(b)	220,593
13,684	BOK Financial Corp.	837,871
51,867	Boston Private Financial Holdings, Inc.	590,765
5,968	Bridge Bancorp, Inc.	137,801
63,810	Brookline Bancorp, Inc.	565,995
6,666	Bryn Mawr Bank Corp.	185,715
3,182	C&F Financial Corp.	171,542
42,108	Calamos Asset Management, Inc., Class A	413,501
6,899	Camden National Corp.	278,375
14,085	Campus Crest Communities, Inc. REIT	140,991
17,339	Capital City Bank Group, Inc.(b)	213,270
69,678	CapLease, Inc. REIT	592,263
11,243	Cardinal Financial Corp.	185,510
17,307	Cash America International, Inc.	682,761
41,669	Cathay General Bancorp	1,026,307

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
21,967	CBOE Holdings, Inc.	$1,065,400
83,608	Cedar Realty Trust, Inc. REIT	477,402
13,627	Centerstate Banks, Inc.	134,362
22,798	Central Pacific Financial Corp.(b)	419,939
11,333	Charter Financial Corp.	122,850
8,374	Chatham Lodging Trust REIT	157,934
24,655	Chemical Financial Corp.	722,145
17,338	Chesapeake Lodging Trust REIT	408,657
9,148	Citizens & Northern Corp.	180,764
18,001	Citizens, Inc., Class A(b)	151,208
11,356	City Holding Co.	516,698
26,078	CNA Financial Corp.	1,058,506
8,904	CNB Financial Corp.	178,169
21,921	CoBiz Financial, Inc.	237,843
9,611	Cohen & Steers, Inc.(c)	368,678
10,279	Colony Financial, Inc. REIT	207,944
25,306	Columbia Banking System, Inc.	650,111
24,922	Community Bank System, Inc.	904,918
10,711	Community Trust Bancorp, Inc.	456,182
13,983	Consumer Portfolio Services, Inc.(b)	93,966
5,775	Coresite Realty Corp. REIT	187,341
66,050	Cousins Properties, Inc. REIT	748,347
72,180	Cowen Group, Inc., Class A(b)	286,555
18,490	Crawford & Co., Class A(b)	154,022
22,262	Crawford & Co., Class B(b)	244,659
1,411	Credit Acceptance Corp.(b)	166,921
51,701	CubeSmart REIT	944,577
61,793	CVB Financial Corp.	898,470
37,831	DFC Global Corp.(b)	457,755
2,119	Diamond Hill Investment Group	233,662
25,880	Dime Community Bancshares, Inc.	423,397
1,096	Donegal Group, Inc., Class B	23,016
10,466	Donegal Group, Inc., Class A	165,886
24,557	Doral Financial Corp. (Puerto Rico)(b)	415,013
23,042	DuPont Fabros Technology, Inc. REIT	572,594
28,064	Dynex Capital, Inc. REIT	242,473
7,399	Eagle Bancorp, Inc.(b)	195,704
13,785	EastGroup Properties, Inc. REIT	877,553
41,313	Education Realty Trust, Inc. REIT	377,601
10,794	eHealth, Inc.(b)	460,040
25,071	Employers Holdings, Inc.	753,885
13,687	Encore Capital Group, Inc.(b)	668,610
3,150	Enstar Group Ltd.(b)	428,180
12,520	Enterprise Financial Services Corp.	225,736
20,664	Equity Lifestyle Properties, Inc. REIT	785,025
30,027	Equity One, Inc. REIT	723,951
36,117	Everbank Financial Corp.	546,089
6,778	Evercore Partners, Inc., Class A	342,086
12,170	Excel Trust, Inc. REIT	147,014
26,338	Extra Space Storage, Inc. REIT	1,211,285
34,229	EZCORP, Inc., Class A(b)	538,422
8,001	Farmers Capital Bank Corp.(b)	164,341
13,232	FBL Financial Group, Inc., Class A	592,000
8,489	FBR & Co.(b)	224,959
4,412	Federal Agricultural Mortgage Corp., Class C	157,464
123,582	FelCor Lodging Trust, Inc. REIT(b)	830,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,533	Financial Engines, Inc.	$253,259
8,347	Financial Institutions, Inc.	197,573
15,446	First Bancorp	231,381
9,130	First Bancorp, Inc.	158,953
138,278	First BanCorp.(b)	767,443
89,837	First Busey Corp.	464,457
8,354	First Cash Financial Services, Inc.(b)	505,333
3,686	First Citizens BancShares, Inc., Class A	780,437
91,316	First Commonwealth Financial Corp.	793,536
18,666	First Community Bancshares, Inc.	311,536
8,313	First Connecticut Bancorp, Inc.	122,035
8,956	First Defiance Financial Corp.	231,244
45,495	First Financial Bancorp	706,082
12,724	First Financial Bankshares, Inc.(c)	782,653
8,937	First Financial Corp.	308,684
6,812	First Financial Holdings, Inc.	408,243
15,349	First Financial Northwest, Inc.	166,383
41,721	First Industrial Realty Trust, Inc. REIT	753,898
15,682	First Interstate BancSystem, Inc.	393,775
24,686	First Merchants Corp.	464,097
68,797	First Midwest Bancorp, Inc.	1,144,094
4,296	First of Long Island Corp. (The)	169,048
42,598	First Potomac Realty Trust REIT	523,529
18,124	Flagstar Bancorp, Inc.(b)	293,790
26,054	Flushing Financial Corp.	523,425
46,826	Forest City Enterprises, Inc., Class A(b)	948,695
1,233	Forest City Enterprises, Inc., Class B(b)	24,907
20,129	Forestar Group, Inc.(b)	449,481
8,330	Franklin Financial Corp.	157,187
51,854	Franklin Street Properties Corp. REIT	684,473
39,098	FXCM, Inc., Class A	640,816
2,452	GAMCO Investors, Inc., Class A	175,343
8,189	German American Bancorp, Inc.	222,577
18,059	Getty Realty Corp. REIT	346,372
110,601	GFI Group, Inc.	383,785
52,847	Glacier Bancorp, Inc.	1,460,163
9,415	Gladstone Commercial Corp. REIT	177,944
61,496	Glimcher Realty Trust REIT	630,334
11,691	Global Indemnity PLC(b)	287,949
24,199	Government Properties Income Trust REIT	591,666
162,332	Gramercy Property Trust, Inc. REIT(b)	741,857
9,986	Great Southern Bancorp, Inc.	280,407
18,320	Green Dot Corp., Class A(b)	393,147
9,350	Greenhill & Co., Inc.	479,655
19,395	Greenlight Capital Re Ltd., Class A(b)	597,172
15,598	Guaranty Bancorp	210,573
20,477	Hallmark Financial Services, Inc.(b)	174,259
17,348	Hanmi Financial Corp.(b)	303,243
17,168	Healthcare Trust of America, Inc., Class A REIT	199,492
13,483	Heartland Financial USA, Inc.	357,165
10,754	Heritage Financial Corp.	173,462
92,302	Hersha Hospitality Trust REIT	523,352
9,036	HFF, Inc., Class A	221,834
21,613	Hilltop Holdings, Inc.(b)	374,769
13,288	Home BancShares, Inc.	450,197

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
9,852	HomeTrust Bancshares, Inc.(b)	$159,110
45,678	Horace Mann Educators Corp.	1,265,281
14,827	Howard Hughes Corp. (The)(b)	1,735,500
9,129	Hudson Pacific Properties, Inc. REIT	188,879
18,533	Hudson Valley Holding Corp.	342,675
16,799	IBERIABANK Corp.	981,566
11,185	ICG Group, Inc.(b)	182,427
30,283	Impac Mortgage Holdings, Inc. REIT(b)(c)	205,924
12,979	Independent Bank Corp.	465,687
24,769	Independent Bank Corp./Mi(b)	240,755
12,935	Infinity Property & Casualty Corp.	887,082
66,596	Inland Real Estate Corp. REIT	711,911
44,291	International Bancshares Corp.	1,012,049
26,508	Intervest Bancshares Corp., Class A(b)	193,243
11,495	INTL FCStone, Inc.(b)	235,188
69,316	Investment Technology Group, Inc.(b)	1,110,442
20,744	Investors Bancorp, Inc.	491,840
75,444	Investors Real Estate Trust REIT	650,327
4,822	Kansas City Life Insurance Co.	221,330
7,307	Kennedy-Wilson Holdings, Inc.	146,432
55,524	Kite Realty Group Trust REIT	355,354
21,648	Lakeland Bancorp, Inc.	246,787
11,947	Lakeland Financial Corp.	425,194
33,385	LPL Financial Holdings, Inc.	1,360,105
11,542	LTC Properties, Inc. REIT	455,332
50,468	Maiden Holdings Ltd.	552,625
18,605	MainSource Financial Group, Inc.	301,773
12,003	Manning & Napier, Inc., Class A	199,250
5,770	MarketAxess Holdings, Inc.	376,377
32,764	MB Financial, Inc.	973,091
55,163	MBIA, Inc.(b)	627,203
73,566	Meadowbrook Insurance Group, Inc.	488,478
50,837	Medical Properties Trust, Inc. REIT	662,914
7,612	Mercantile Bank Corp.	166,246
9,943	Metro Bancorp, Inc.(b)	212,184
322,599	MGIC Investment Corp.(b)	2,625,956
5,542	MidWestOne Financial Group, Inc.	146,420
16,770	Monmouth Real Estate Investment Corp., Class A REIT	154,619
39,643	Montpelier Re Holdings Ltd.	1,094,543
4,480	National Bankshares, Inc.	157,472
5,974	National Health Investors, Inc. REIT	373,494
3,693	National Interstate Corp.	96,498
83,468	National Penn Bancshares, Inc.	865,563
2,784	National Western Life Insurance Co., Class A	579,072
10,889	Navigators Group, Inc. (The)(b)	612,397
30,690	NBT Bancorp, Inc.	747,915
14,501	Nelnet, Inc., Class A	618,178
61,186	New Residential Investment Corp. REIT	404,439
61,576	Newcastle Investment Corp. REIT	353,446
22,267	NewStar Financial, Inc.(b)	387,668
8,154	Nicholas Financial, Inc.	130,872
5,618	Northrim Bancorp, Inc.	141,012
108,515	NorthStar Realty Finance Corp. REIT	1,012,445
77,406	Northwest Bancshares, Inc.	1,082,910
9,321	OceanFirst Financial Corp.	163,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
27,782	Ocwen Financial Corp.(b)	$1,562,182
27,587	OFG Bancorp	408,563
77,773	Old National Bancorp	1,130,819
41,744	OMEGA Healthcare Investors, Inc. REIT(c)	1,387,571
5,271	OmniAmerican Bancorp, Inc.(b)	115,540
8,293	One Liberty Properties, Inc. REIT	175,314
52,420	OneBeacon Insurance Group Ltd., Class A	836,623
22,301	Oppenheimer Holdings, Inc., Class A	442,229
23,655	Oritani Financial Corp.	383,684
7,933	Orrstown Financial Services, Inc.(b)	132,719
12,679	Pacific Continental Corp.	174,717
19,936	PacWest Bancorp(c)	758,565
13,601	Park National Corp.	1,077,471
15,317	Parkway Properties, Inc. REIT	277,391
24,115	Pebblebrook Hotel Trust REIT	728,273
3,001	Penns Woods Bancorp, Inc.	153,651
50,758	Pennsylvania Real Estate Investment Trust REIT	920,243
20,725	PennyMac Mortgage Investment Trust REIT	478,126
9,168	Peoples Bancorp, Inc.	205,547
29,806	Phoenix Cos., Inc. (The)(b)	1,149,617
12,981	PICO Holdings, Inc.(b)	304,794
22,633	Pinnacle Financial Partners, Inc.(b)	701,623
14,871	Piper Jaffray Cos., Inc.(b)	533,720
11,989	Portfolio Recovery Associates, Inc.(b)	712,746
21,864	Post Properties, Inc. REIT	1,000,059
22,798	Potlatch Corp. REIT	930,842
42,556	PrivateBancorp, Inc.	1,036,664
25,061	Prosperity Bancshares, Inc.	1,565,059
7,783	Provident Financial Holdings, Inc.	117,990
51,983	Provident Financial Services, Inc.	974,161
36,833	Provident New York Bancorp(b)	431,683
8,846	PS Business Parks, Inc. REIT	720,861
82,389	Radian Group, Inc.	1,200,408
117,093	RAIT Financial Trust REIT	884,052
28,067	Ramco-Gershenson Properties Trust REIT	456,369
11,069	Realogy Holdings Corp.(b)	455,379
20,744	Renasant Corp.	594,938
19,675	Republic Bancorp, Inc., Class A	452,919
15,782	Resource America, Inc., Class A	136,199
87,957	Resource Capital Corp. REIT	540,936
19,892	Retail Opportunity Investments Corp. REIT	294,402
64,340	Retail Properties of America, Inc., Class A REIT	920,705
17,278	RLI Corp.	1,632,425
16,150	Rockville Financial, Inc.	212,373
7,061	Rouse Properties, Inc. REIT(b)(c)	142,773
23,771	Ryman Hospitality Properties, Inc. REIT(b)(c)	877,388
29,190	S&T Bancorp, Inc.	715,739
8,640	S.Y. Bancorp, Inc.	259,286
28,434	Sabra Health Care REIT, Inc. REIT	764,875
11,528	Safeguard Scientifics, Inc.(b)	201,164
16,303	Safety Insurance Group, Inc.	891,611
19,316	Sandy Spring Bancorp, Inc.	473,049
7,053	Saul Centers, Inc. REIT	331,491
60,121	Seacoast Banking Corp. of Florida(b)	137,076

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
6,681	Select Income REIT(b)	$184,062
11,481	Sierra Bancorp	217,335
13,594	Simmons First National Corp., Class A	445,068
16,199	Southside Bancshares, Inc.(b)	442,233
16,707	Southwest Bancorp, Inc.(b)	267,479
14,131	Sovran Self Storage, Inc. REIT	1,080,880
14,928	St. Joe Co. (The)(b)(c)	278,706
5,181	STAG Industrial, Inc. REIT	108,335
19,854	State Auto Financial Corp.	377,226
24,351	State Bank Financial Corp.	415,428
20,105	StellarOne Corp.	468,044
18,086	Sterling Financial Corp.	523,771
16,907	Stewart Information Services Corp.	529,527
30,641	Stifel Financial Corp.(b)	1,254,749
63,844	Strategic Hotels & Resorts, Inc. REIT(b)	555,443
12,558	Suffolk Bancorp(b)	245,509
24,895	Summit Hotel Properties, Inc. REIT	228,785
12,325	Sun Communities, Inc. REIT	549,325
79,750	Sunstone Hotel Investors, Inc. REIT(b)	1,056,688
63,202	SWS Group, Inc.(b)	355,827
26,444	Tanger Factory Outlet Centers, Inc. REIT	921,573
8,008	Taylor Capital Group, Inc.(b)	184,184
3,808	Tejon Ranch Co.(b)	140,972
5,523	Territorial Bancorp, Inc.	120,457
13,989	Texas Capital Bancshares, Inc.(b)	728,127
32,584	TFS Financial Corp.(b)	395,570
6,272	Tompkins Financial Corp.	309,335
58,257	Tower Group International Ltd.(b)(c)	211,473
24,902	TowneBank	362,573
15,390	TriCo Bancshares	389,213
97,050	TrustCo Bank Corp. NY	652,176
52,184	Trustmark Corp.	1,417,317
55,153	Two Harbors Investment Corp. REIT	514,577
16,586	UMB Financial Corp.	977,247
93,951	Umpqua Holdings Corp.(c)	1,537,978
19,453	Union First Market Bankshares Corp.	469,206
38,664	United Bankshares, Inc.(c)	1,143,681
24,352	United Community Banks, Inc.(b)	379,648
10,640	United Financial Bancorp, Inc.	166,835
19,937	United Fire Group, Inc.	632,003
3,079	Universal Health Realty Income Trust REIT	135,230
38,744	Universal Insurance Holdings, Inc.	303,753
18,643	Univest Corp. of Pennsylvania	372,301
2,427	Urstadt Biddle Properties, Inc. REIT(b)	40,046
12,118	Urstadt Biddle Properties, Inc., Class A REIT	239,209
12,636	ViewPoint Financial Group, Inc.	275,591
18,948	Virginia Commerce Bancorp, Inc.(b)	303,736
1,033	Virtus Investment Partners, Inc.(b)	210,236
5,651	Walker & Dunlop, Inc.(b)	73,350
8,825	Walter Investment Management Corp.(b)	333,320
10,130	Washington Banking Co.	172,311
10,826	Washington Trust Bancorp, Inc.	356,067
25,981	WesBanco, Inc.	763,841
13,348	West Bancorporation, Inc.	184,469
18,217	Westamerica Bancorp.(c)	937,811
33,085	Western Alliance Bancorp(b)	699,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
28,420	Westfield Financial, Inc.	$204,908
3,884	Westwood Holdings Group, Inc.	207,134
41,943	Wilshire Bancorp, Inc.	355,257
21,545	Winthrop Realty Trust REIT	253,585
24,293	Wintrust Financial Corp.	1,056,988
7,451	World Acceptance Corp.(b)(c)	775,798
5,100	WSFS Financial Corp.	357,051

		165,787,887

	Health Care—7.3%
3,840	Abaxis, Inc.(b)	137,203
32,054	Accuray, Inc.(b)(c)	216,364
4,404	Acorda Therapeutics, Inc.(b)	134,806
66,565	Affymetrix, Inc.(b)	470,615
9,529	Air Methods Corp.(b)	416,608
15,958	Albany Molecular Research, Inc.(b)	209,050
10,085	Alexion Pharmaceuticals, Inc.(b)	1,239,951
11,859	Align Technology, Inc.(b)	676,675
22,469	Alkermes PLC(b)	790,684
88,064	Allscripts Healthcare Solutions, Inc.(b)	1,217,925
10,202	Almost Family, Inc.(b)	196,184
92,721	Amedisys, Inc.(b)	1,509,498
32,223	AMN Healthcare Services, Inc.(b)	399,565
30,637	AmSurg Corp.(b)	1,314,021
4,842	Analogic Corp.	446,578
23,294	AngioDynamics, Inc.(b)	366,182
10,611	ArthroCare Corp.(b)	397,276
2,416	athenahealth, Inc.(b)	322,560
720	Atrion Corp.	192,370
16,555	Aveo Pharmaceuticals, Inc.(b)	34,269
7,890	BioMarin Pharmaceutical, Inc.(b)	495,650
12,174	Bio-Reference Labs, Inc.(b)(c)	394,559
39,676	BioScrip, Inc.(b)	278,129
24,032	Bruker Corp.(b)	491,454
63,954	Cambrex Corp.(b)	1,075,706
6,930	Cantel Medical Corp.(b)	243,243
8,471	Capital Senior Living Corp.(b)	187,887
4,434	Cepheid, Inc.(b)	180,552
29,357	Charles River Laboratories International, Inc.(b)	1,444,658
8,323	Chemed Corp.(c)	564,466
4,517	Computer Programs & Systems, Inc.	257,650
20,600	CONMED Corp.	747,162
10,752	Cooper Cos., Inc. (The)	1,389,266
7,083	CorVel Corp.(b)	294,653
65,346	Cross Country Healthcare, Inc.(b)	388,155
20,248	CryoLife, Inc.	182,029
20,398	Cubist Pharmaceuticals, Inc.(b)	1,264,676
4,567	Cyberonics, Inc.(b)	263,790
33,068	Dendreon Corp.(b)(c)	84,985
14,278	Emergent Biosolutions, Inc.(b)	278,849
18,461	Emeritus Corp.(b)	353,713
10,114	Ensign Group, Inc. (The)	430,654
32,357	Enzon Pharmaceuticals, Inc.(b)	47,888
12,060	ExamWorks Group, Inc.(b)	311,751
90,664	Five Star Quality Care, Inc.(b)	459,666
65,637	Gentiva Health Services, Inc.(b)	751,544

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
21,284	Greatbatch, Inc.(b)	$811,346
20,214	Haemonetics Corp.(b)	819,880
15,005	Hanger, Inc.(b)	550,683
41,116	Healthways, Inc.(b)	395,947
4,273	Hi-Tech Pharmacal Co., Inc.(b)	184,124
14,278	HMS Holdings Corp.(b)	301,694
4,032	ICU Medical, Inc.(b)	249,178
11,541	IDEXX Laboratories, Inc.(b)	1,244,812
22,502	Illumina, Inc.(b)	2,104,162
40,345	Impax Laboratories, Inc.(b)	817,390
10,154	Integra LifeSciences Holdings(b)	464,850
13,754	InterMune, Inc.(b)	193,794
53,927	Invacare Corp.	1,157,813
6,745	IPC The Hospitalist Co., Inc.(b)	369,559
4,744	Landauer, Inc.	229,610
13,356	LHC Group, Inc.(b)	275,134
10,402	Luminex Corp.(b)	202,839
24,593	Masimo Corp.	630,073
19,603	MedAssets, Inc.(b)	451,457
37,576	Medical Action Industries, Inc.(b)	227,711
12,787	Medicines Co. (The)(b)	433,735
18,466	Meridian Bioscience, Inc.	456,479
28,423	Merit Medical Systems, Inc.(b)	454,484
37,050	Molina Healthcare, Inc.(b)	1,172,262
19,138	Momenta Pharmaceuticals, Inc.(b)	313,672
4,054	MWI Veterinary Supply, Inc.(b)	643,127
18,992	Myriad Genetics, Inc.(b)(c)	463,025
8,273	National Healthcare Corp.	400,248
18,567	Natus Medical, Inc.(b)	366,327
14,595	Nektar Therapeutics(b)	138,798
7,272	Neogen Corp.(b)	336,112
23,126	NuVasive, Inc.(b)	734,944
14,344	Omnicell, Inc.(b)	330,916
11,502	Orthofix International NV(b)	235,676
26,804	PAREXEL International Corp.(b)	1,225,211
157,065	PDL BioPharma, Inc.(c)	1,270,656
66,637	PharMerica Corp.(b)	983,562
22,116	Providence Service Corp. (The)(b)	661,047
22,001	QLT, Inc. (Canada)(b)(c)	95,704
20,164	Quality Systems, Inc.	460,142
7,281	Questcor Pharmaceuticals, Inc.	446,835
6,330	Quidel Corp.(b)	156,351
42,802	RadNet, Inc.(b)	104,865
1,475	Regeneron Pharmaceuticals, Inc.(b)	424,210
17,990	Rigel Pharmaceuticals, Inc.(b)	55,589
41,747	RTI Surgical, Inc.(b)	116,474
8,739	Salix Pharmaceuticals Ltd.(b)	627,023
56,525	Select Medical Holdings Corp.	479,332
12,224	Sirona Dental Systems, Inc.(b)	883,184
49,099	Skilled Healthcare Group, Inc., Class A(b)	209,162
9,682	Spectrum Pharmaceuticals, Inc.(c)	83,168
6,164	SurModics, Inc.(b)	145,347
35,298	Symmetry Medical, Inc.(b)	285,914
12,032	Syneron Medical Ltd. (Israel)(b)	114,304
19,315	Team Health Holdings, Inc.(b)	839,044
8,901	Techne Corp.	777,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
13,087	Thoratec Corp.(b)	$565,228
32,877	Triple-S Management Corp., Class B (Puerto Rico)(b)	585,539
13,574	United Therapeutics Corp.(b)	1,201,570
5,705	US Physical Therapy, Inc.	182,104
11,123	Vertex Pharmaceuticals, Inc.(b)	793,515
29,254	ViroPharma, Inc.(b)	1,135,640
15,103	Volcano Corp.(b)	289,524
31,866	West Pharmaceutical Services, Inc.	1,540,721
21,566	Wright Medical Group, Inc.(b)	585,948

		59,037,751

	Industrials—17.2%
29,562	A.O. Smith Corp.	1,526,877
11,068	AAON, Inc.	298,947
56,577	AAR Corp.	1,656,575
7,422	Acacia Research Corp.	111,998
81,129	ACCO Brands Corp.(b)	474,605
120,517	Accuride Corp.(b)	542,326
21,816	Aceto Corp.	347,965
31,639	Actuant Corp., Class A	1,188,361
5,453	Advisory Board Co. (The)(b)	374,076
104,407	Aegean Marine Petroleum Network, Inc. (Greece)	1,025,277
26,524	Aegion Corp.(b)	543,742
9,075	Aerovironment, Inc.(b)	246,023
37,916	Air Lease Corp.	1,114,730
113,376	Air Transport Services Group, Inc.(b)	820,842
6,641	Alamo Group, Inc.	313,389
17,198	Albany International Corp., Class A	633,058
5,690	Allegiant Travel Co.	593,296
17,079	Altra Holdings, Inc.	518,689
6,519	AMERCO(b)	1,316,382
20,068	Ameresco, Inc., Class A(b)	209,911
3,201	American Railcar Industries, Inc.(c)	131,113
4,972	American Science & Engineering, Inc.	327,058
4,480	American Woodmark Corp.(b)	151,962
11,982	Ampco-Pittsburgh Corp.	220,589
49,757	API Technologies Corp.(b)	145,290
15,603	Apogee Enterprises, Inc.	488,062
22,059	Applied Industrial Technologies, Inc.	1,043,611
141,503	ARC Document Solutions, Inc.(b)	882,979
59,609	Arkansas Best Corp.	1,631,498
15,119	Astec Industries, Inc.	511,173
24,785	Atlas Air Worldwide Holdings, Inc.(b)	917,789
8,645	AZZ, Inc.	388,160
43,690	Baltic Trading Ltd.	195,731
21,261	Barnes Group, Inc.	755,616
3,178	Barrett Business Services, Inc.	264,632
27,413	Beacon Roofing Supply, Inc.(b)	951,505
25,181	Blount International, Inc.(b)	306,705
65,291	BlueLinx Holdings, Inc.(b)	121,441
34,659	Brady Corp., Class A	1,011,696
22,486	Builders FirstSource, Inc.(b)	166,621
4,386	CAI International, Inc.(b)	96,010
77,653	Casella Waste Systems, Inc., Class A(b)	458,929

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
66,699	CBIZ, Inc.(b)	$544,264
18,333	CDI Corp.	294,245
18,879	Celadon Group, Inc.	350,017
434,486	Cenveo, Inc.(b)(c)	1,364,286
10,210	Chart Industries, Inc.(b)	1,097,269
96,007	China Ceramics Co. Ltd. (China)(c)	336,024
50,801	China Yuchai International Ltd.	1,187,219
10,767	CIRCOR International, Inc.	794,282
17,810	CLARCOR, Inc.	1,041,529
22,240	Clean Harbors, Inc.(b)	1,373,320
16,554	Coleman Cable, Inc.	407,228
8,082	Colfax Corp.(b)	452,269
19,337	Columbus McKinnon Corp.(b)	502,955
42,508	Comfort Systems USA, Inc.	791,924
35,989	Commercial Vehicle Group, Inc.(b)	283,233
16,663	Consolidated Graphics, Inc.(b)	1,067,932
31,322	Copart, Inc.(b)	1,009,508
11,618	Corporate Executive Board Co. (The)	846,952
12,029	Costamare, Inc. (Greece)	223,379
22,343	Courier Corp.	379,608
20,499	Covenant Transport Group, Inc., Class A(b)	133,858
14,095	CRA International, Inc.(b)	268,510
9,213	Cubic Corp.	483,682
125,205	Diana Shipping, Inc. (Greece)(b)(c)	1,419,825
18,597	DigitalGlobe, Inc.(b)	591,757
109,709	Dolan Co. (The)(b)	281,952
19,988	Douglas Dynamics, Inc.	303,218
16,703	Ducommun, Inc.(b)	415,237
4,016	DXP Enterprises, Inc.(b)	369,070
35,805	Dycom Industries, Inc.(b)	1,061,618
8,637	Dynamic Materials Corp.	190,878
329,019	Eagle Bulk Shipping, Inc.(b)(c)	1,829,346
5,887	Echo Global Logistics, Inc.(b)	108,380
31,092	Edgen Group, Inc., Class A(b)	372,171
15,542	Encore Wire Corp.	769,795
7,970	EnerNOC, Inc.(b)	132,541
33,397	Ennis, Inc.	592,797
15,424	EnPro Industries, Inc.(b)	920,350
13,552	ESCO Technologies, Inc.	488,956
5,134	Exponent, Inc.(b)	388,182
53,441	Federal Signal Corp.(b)	731,607
35,508	Flow International Corp.(b)	141,677
8,698	Forward Air Corp.	352,095
9,266	Franklin Covey Co.(b)	174,201
9,787	Franklin Electric Co., Inc.	370,438
10,029	FreightCar America, Inc.	223,045
34,771	Furmanite Corp.(b)	391,174
14,852	G&K Services, Inc., Class A	926,765
397,708	Genco Shipping & Trading Ltd.(b)(c)	1,061,880
30,219	GenCorp, Inc.(b)(c)	507,679
13,323	Generac Holdings, Inc.	657,490
9,065	Genesee & Wyoming, Inc., Class A(b)	905,050
23,589	Gibraltar Industries, Inc.(b)	377,660
21,845	Global Power Equipment Group, Inc.	444,764
9,952	Gorman-Rupp Co. (The)	405,444
7,734	GP Strategies Corp.(b)	216,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
16,851	Graco, Inc.	$1,301,908
31,788	Granite Construction, Inc.	1,028,342
38,572	Great Lakes Dredge & Dock Corp.	313,205
27,759	Greenbrier Cos., Inc.(b)	736,724
61,821	Griffon Corp.	774,617
28,958	H&E Equipment Services, Inc.	724,819
11,132	Hardinge, Inc.	164,642
136,124	Hawaiian Holdings, Inc.(b)(c)	1,123,023
25,510	Healthcare Services Group, Inc.	698,719
45,806	Heartland Express, Inc.	657,774
5,398	HEICO Corp.	289,225
10,842	HEICO Corp., Class A	422,404
25,124	Heidrick & Struggles International, Inc.	465,296
35,141	Herman Miller, Inc.	1,066,178
42,477	Hexcel Corp.(b)	1,797,202
43,166	Hill International, Inc.(b)	148,491
37,925	HNI Corp.	1,473,386
14,716	Houston Wire & Cable Co.	204,111
26,906	Hub Group, Inc., Class A(b)	988,257
43,540	Hudson Global, Inc.(b)	141,505
4,067	Hurco Cos., Inc.	99,601
14,828	Huron Consulting Group, Inc.(b)	868,476
3,904	Hyster-Yale Materials Handling, Inc.	306,230
15,142	ICF International, Inc.(b)	524,216
30,218	II-VI, Inc.(b)	515,519
11,113	InnerWorkings, Inc.(b)	106,351
19,627	Insperity, Inc.	758,976
12,576	Insteel Industries, Inc.	208,636
30,992	Interface, Inc.	627,588
17,172	International Shipholding Corp.	426,209
11,676	Intersections, Inc.	100,063
24,160	John Bean Technologies Corp.	656,669
11,191	Kadant, Inc.(b)	400,638
20,029	Kaman Corp.	744,678
41,844	KAR Auction Services, Inc.	1,243,604
28,405	Kforce, Inc.	559,294
51,659	Kimball International, Inc., Class B	604,410
35,653	Knight Transportation, Inc.	605,031
31,783	Knoll, Inc.	521,877
31,493	Korn/Ferry International(b)	749,533
72,116	Kratos Defense & Security Solutions, Inc.(b)	611,544
18,700	Landstar System, Inc.	1,033,923
32,726	Layne Christensen Co.(b)	632,921
5,588	LB Foster Co., Class A	261,239
3,185	Lindsay Corp.	242,092
7,217	LMI Aerospace, Inc.(b)	113,307
34,476	LSI Industries, Inc.	317,524
14,880	Lydall, Inc.(b)	271,114
20,243	Macquarie Infrastructure Co. LLC (Australia)	1,111,543
18,303	Marten Transport Ltd.(b)	322,865
26,484	MasTec, Inc.(b)	846,693
16,083	McGrath RentCorp	573,681
174,366	Metalico, Inc.(b)(c)	285,960
29,387	MFC Industrial Ltd. (Canada)(c)	238,329
4,137	Middleby Corp. (The)(b)	941,788
11,200	Miller Industries, Inc.	209,888

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
12,198	Mine Safety Appliances Co.	$587,456
8,694	Mistras Group, Inc.(b)	159,622
28,858	Mobile Mini, Inc.(b)	1,042,351
18,602	Mueller Industries, Inc.	1,121,515
133,498	Mueller Water Products, Inc., Class A	1,144,078
10,318	Multi-Color Corp.	359,376
17,368	MYR Group, Inc.(b)	459,384
7,295	National Presto Industries, Inc.(c)	514,662
54,558	Navigant Consulting, Inc.(b)	946,581
210,711	Navios Maritime Holdings, Inc.(c)	1,491,834
31,826	NCI Building Systems, Inc.(b)	459,249
17,470	NN, Inc.	280,918
10,288	Nordson Corp.	741,662
9,933	Nortek, Inc.(b)	696,999
13,283	Northwest Pipe Co.(b)	478,586
14,552	On Assignment, Inc.(b)	491,712
60,490	Orbital Sciences Corp.(b)	1,395,504
30,326	Orion Marine Group, Inc.(b)	379,075
109,384	Pacer International, Inc.(b)	872,884
63,729	Paragon Shipping, Inc., Class A (Greece)(b)(c)	344,137
13,838	Park-Ohio Holdings Corp.(b)	573,032
14,074	Pike Electric Corp.(b)	152,140
18,013	Polypore International, Inc.(b)(c)	814,188
3,986	Powell Industries, Inc.(b)	250,440
13,564	Primoris Services Corp.	353,207
37,236	Quality Distribution, Inc.(b)	382,786
27,475	Quanex Building Products Corp.	488,505
14,464	Raven Industries, Inc.	482,519
8,011	RBC Bearings, Inc.(b)	551,077
36,897	Resources Connection, Inc.	470,806
17,686	Rexnord Corp.(b)	415,975
7,081	Roadrunner Transportation Systems, Inc.(b)	187,646
18,381	Rollins, Inc.	508,051
32,148	Rush Enterprises, Inc., Class A(b)	920,076
6,325	Rush Enterprises, Inc., Class B(b)	153,761
58,904	Safe Bulkers, Inc. (Greece)	439,424
25,187	Saia, Inc.(b)	819,333
12,922	Schawk, Inc.	188,920
52,595	Seaspan Corp. (Hong Kong)(c)	1,174,446
26,394	Sensata Technologies Holding NV(b)	993,206
18,489	Simpson Manufacturing Co., Inc.	655,435
21,234	Spirit Airlines, Inc.(b)	916,247
15,748	Standard Parking Corp.(b)	416,850
6,894	Standex International Corp.	424,050
29,079	Sterling Construction Co., Inc.(b)	279,158
5,083	Sun Hydraulics Corp.	201,693
72,863	Swift Transportation Co.(b)(c)	1,587,685
17,008	TAL International Group, Inc.(c)	821,656
7,763	Team, Inc.(b)	289,482
37,445	Tecumseh Products Co., Class A(b)	292,071
10,724	Tecumseh Products Co., Class B(b)	78,178
9,097	Tennant Co.	552,097
38,294	Tetra Tech, Inc.(b)	1,000,622
6,023	Textainer Group Holdings Ltd. (South Africa)(c)	228,272
9,693	Thermon Group Holdings, Inc.(b)	227,882
22,125	Titan International, Inc.	320,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
14,620	Titan Machinery, Inc.(b)(c)	$257,897
22,592	Toro Co. (The)	1,331,572
3,555	Trex Co., Inc.(b)	249,632
20,207	Trimas Corp.(b)	765,037
35,191	TrueBlue, Inc.(b)	869,218
6,564	Twin Disc, Inc.	169,811
7,367	UniFirst Corp.	757,475
21,103	Universal Forest Products, Inc.	1,116,771
5,694	US Ecology, Inc.	202,422
39,848	USG Corp.(b)	1,088,249
5,741	Valmont Industries, Inc.	806,610
15,835	Verisk Analytics, Inc., Class A(b)	1,085,014
17,837	Viad Corp.	476,248
8,787	VSE Corp.	384,871
29,394	Wabash National Corp.(b)	342,734
18,850	Wabtec Corp.	1,228,831
15,448	Watsco, Inc.	1,472,040
15,097	Watts Water Technologies, Inc., Class A	872,305
11,827	Wesco Aircraft Holdings, Inc.(b)	216,671
13,069	Willis Lease Finance Corp.(b)	227,793
29,911	Woodward, Inc.	1,199,132
80,283	YRC Worldwide, Inc.(b)(c)	761,083

		140,005,048

	Information Technology—17.4%
4,723	3D Systems Corp.(b)(c)	293,960
16,104	Accelrys, Inc.(b)	150,572
8,954	ACI Worldwide, Inc.(b)	493,544
27,217	Active Network, Inc. (The)(b)	393,013
21,099	Actuate Corp.(b)	169,003
46,477	Acxiom Corp.(b)	1,544,431
30,685	ADTRAN, Inc.	720,484
20,341	Advanced Energy Industries, Inc.(b)	424,720
10,972	Advent Software, Inc.	368,111
13,775	Aeroflex Holding Corp.(b)	106,756
18,878	Agilysys, Inc.(b)	221,816
21,706	Alpha & Omega Semiconductor Ltd.(b)	159,756
16,780	American Software, Inc., Class A	146,825
29,402	Amtech Systems, Inc.(b)	235,216
60,246	ANADIGICS, Inc.(b)	121,697
10,314	Anaren, Inc.(b)	257,644
15,142	Applied Micro Circuits Corp.(b)	176,556
64,042	ARRIS Group, Inc.(b)	1,143,790
7,975	Aruba Networks, Inc.(b)	149,611
42,212	AsiaInfo-Linkage, Inc.(b)	489,659
5,424	Aspen Technology, Inc.(b)	207,360
18,883	ATMI, Inc.(b)	516,261
82,089	Aviat Networks, Inc.(b)	169,103
53,918	Avid Technology, Inc.(b)	401,689
46,886	AVX Corp. (Japan)	621,239
170,393	Axcelis Technologies, Inc.(b)	369,753
39,743	AXT, Inc.(b)	89,819
4,916	Badger Meter, Inc.	255,681
21,235	Bankrate, Inc. (United Kingdom)(b)	357,597
2,186	Bel Fuse, Inc., Class A(b)	45,075
9,951	Bel Fuse, Inc., Class B(b)	209,369

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
18,897	Belden, Inc.	$1,271,012
23,194	Black Box Corp.	580,778
13,966	Blackbaud, Inc.	502,776
15,496	Blucora, Inc.(b)	366,170
22,594	Booz Allen Hamilton Holding Corp.	447,361
7,044	Bottomline Technologies, Inc.(b)	221,322
36,835	Brooks Automation, Inc.	355,089
16,024	Cabot Microelectronics Corp.	655,221
59,037	Cadence Design Systems, Inc.(b)	765,710
20,912	Calix, Inc.(b)	212,675
98,888	Canadian Solar, Inc. (Canada)(b)(c)	2,274,424
13,066	Cardtronics, Inc.(b)	512,840
3,058	Cass Information Systems, Inc.	175,315
5,834	Cavium, Inc.(b)	235,169
8,133	CEVA, Inc.(b)	116,546
58,312	Checkpoint Systems, Inc.(b)	992,470
39,369	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	628,723
119,518	CIBER, Inc.(b)	388,433
23,488	Ciena Corp.(b)	546,566
17,180	Cirrus Logic, Inc.(b)	385,347
20,346	Cognex Corp.(b)	635,812
10,844	Coherent, Inc.(b)	717,764
21,196	Cohu, Inc.	202,634
3,546	CommVault Systems, Inc.(b)	276,872
6,173	Computer Task Group, Inc.(b)	105,743
98,804	Compuware Corp.	1,055,227
10,422	comScore, Inc.(b)	278,476
22,453	Comtech Telecommunications Corp.	674,039
9,604	Comverse, Inc.(b)	303,294
5,411	Concur Technologies, Inc.(b)	565,991
9,831	Constant Contact, Inc.(b)	254,721
3,995	CoStar Group, Inc.(b)	707,075
9,301	Cray, Inc.(b)	207,970
26,876	CSG Systems International, Inc.(b)	748,765
35,887	CTS Corp.	668,216
30,447	Cypress Semiconductor Corp.	282,548
35,938	Daktronics, Inc.	429,818
12,581	Datalink Corp.(b)	129,207
14,314	Dealertrack Technologies, Inc.(b)	533,912
19,755	Dice Holdings, Inc.(b)	145,792
22,973	Digi International, Inc.(b)	231,568
34,998	Digital River, Inc.(b)	624,364
23,278	Diodes, Inc.(b)	563,793
24,881	Dolby Laboratories, Inc., Class A(b)(c)	889,247
26,930	DSP Group, Inc.(b)	200,629
6,964	DTS, Inc.(b)	139,280
155,263	EarthLink, Inc.	785,631
10,935	Ebix, Inc.(c)	124,440
18,791	Electro Rent Corp.	340,869
25,041	Electro Scientific Industries, Inc.	299,991
21,202	Electronics for Imaging, Inc.(b)	727,441
84,146	Emulex Corp.(b)	633,619
57,267	Entegris, Inc.(b)	592,713
47,050	Entropic Communications, Inc.(b)	201,374
17,994	EPIQ Systems, Inc.	269,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,760	ePlus, Inc.(b)	$258,754
35,097	Euronet Worldwide, Inc.(b)	1,523,210
10,200	Exar Corp.(b)	117,606
7,049	ExlService Holdings, Inc.(b)	203,787
46,011	Extreme Networks, Inc.(b)	246,619
12,776	F5 Networks, Inc.(b)	1,041,372
13,577	Fabrinet (Cayman Islands)(b)	227,279
9,655	FactSet Research Systems, Inc.(c)	1,051,816
12,319	Fair Isaac Corp.	705,632
5,183	FARO Technologies, Inc.(b)	246,193
11,344	FEI Co.	1,010,524
44,372	Finisar Corp.(b)	1,021,000
8,751	FleetCor Technologies, Inc.(b)	1,009,428
42,040	FormFactor, Inc.(b)	219,449
12,779	Forrester Research, Inc.	495,953
10,776	Fortinet, Inc.(b)	216,705
39,725	Freescale Semiconductor Ltd.(b)	613,354
15,251	Gartner, Inc.(b)	899,046
66,139	Genpact Ltd.(b)	1,311,536
31,025	Global Cash Access Holdings, Inc.(b)	257,508
14,587	Globecomm Systems, Inc.(b)	204,656
22,487	GSI Group, Inc.(b)	224,420
252,869	GT Advanced Technologies, Inc.(b)(c)	1,896,518
31,914	Hackett Group, Inc. (The)	227,228
82,597	Harmonic, Inc.(b)	603,784
23,165	Heartland Payment Systems, Inc.(c)	937,024
7,524	Hittite Microwave Corp.(b)	480,708
10,433	Hollysys Automation Technologies Ltd. (China)(b)	174,961
82,033	Hutchinson Technology, Inc.(b)	305,163
27,461	IAC/InterActiveCorp.	1,466,143
6,071	iGATE Corp.(b)	193,301
134,357	Imation Corp.(b)	624,760
44,272	Infinera Corp.(b)(c)	452,017
23,192	Informatica Corp.(b)	895,211
99,978	Integrated Device Technology, Inc.(b)	1,063,766
26,552	Integrated Silicon Solution, Inc.(b)	286,231
10,565	InterDigital, Inc.	409,394
25,872	Internap Network Services Corp.(b)	188,089
52,604	International Rectifier Corp.(b)	1,369,808
130,639	Intersil Corp., Class A	1,457,931
7,980	InterXion Holding NV (Netherlands)(b)	179,231
29,434	Intevac, Inc.(b)	150,113
30,848	IntraLinks Holdings, Inc.(b)	320,511
4,960	IPG Photonics Corp.(b)(c)	328,699
10,504	Ixia(b)	148,947
13,831	IXYS Corp.	160,855
14,278	j2 Global, Inc.	785,004
20,412	Jack Henry & Associates, Inc.	1,114,699
78,311	JDS Uniphase Corp.(b)	1,025,091
99,260	Kemet Corp.(b)	562,804
10,534	Key Tronic Corp.(b)	114,294
38,036	Kopin Corp.(b)	139,592
45,597	Kulicke & Soffa Industries, Inc. (Singapore)(b)	588,201
67,500	Lattice Semiconductor Corp.(b)	346,275
1,998	LinkedIn Corp., Class A(b)	446,893

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
51,763	Lionbridge Technologies, Inc.(b)	$225,687
4,648	Liquidity Services, Inc.(b)(c)	121,359
6,905	Littelfuse, Inc.	587,132
33,946	LTX-Credence Corp.(b)	208,089
27,710	Magnachip Semiconductor Corp. (South Korea)(b)	517,900
4,080	Manhattan Associates, Inc.(b)	434,561
32,865	ManTech International Corp., Class A	918,248
13,252	MAXIMUS, Inc.	642,059
6,805	Measurement Specialties, Inc.(b)	379,243
50,322	Mentor Graphics Corp.(b)	1,111,110
1,569	MercadoLibre, Inc. (Argentina)	211,242
36,039	Mercury Systems, Inc.(b)	332,280
27,435	Methode Electronics, Inc.	701,787
22,821	Micrel, Inc.	209,953
26,630	MICROS Systems, Inc.(b)	1,444,678
39,146	Microsemi Corp.(b)	983,739
2,769	MicroStrategy, Inc., Class A(b)	337,790
25,746	MKS Instruments, Inc.	763,111
137,570	ModusLink Global Solutions, Inc.(b)	566,788
9,056	Monolithic Power Systems, Inc.	288,343
5,717	Monotype Imaging Holdings, Inc.	161,334
194,666	Monster Worldwide, Inc.(b)	840,957
13,633	Move, Inc.(b)	231,352
6,248	MTS Systems Corp.	408,119
13,019	Multi-Fineline Electronix, Inc. (Singapore)(b)	174,585
20,255	Nam Tai Electronics, Inc. (China)	141,582
8,855	Nanometrics, Inc.(b)	164,526
19,044	National Instruments Corp.	553,228
36,934	NCI, Inc., Class A(b)	210,524
67,260	Net 1 UEPS Technologies, Inc. (South Africa)(b)	799,049
22,179	NETGEAR, Inc.(b)	637,868
14,101	NetScout Systems, Inc.(b)	399,340
19,805	NeuStar, Inc., Class A(b)	909,446
26,090	Newport Corp.(b)	414,048
8,100	NIC, Inc.	199,422
106,825	Novatel Wireless, Inc.(b)	327,419
144,752	Oclaro, Inc.(b)(c)	295,294
96,546	OCZ Technology Group, Inc.(b)(c)	107,166
43,082	OmniVision Technologies, Inc.(b)	603,579
2,013	OpenTable, Inc.(b)	139,863
14,604	Oplink Communications, Inc.(b)	266,523
38,251	Orbotech Ltd. (Israel)(b)	455,952
7,329	OSI Systems, Inc.(b)	533,844
14,450	Park Electrochemical Corp.	405,323
12,624	PC Connection, Inc.(b)	252,354
16,570	PCM, Inc.(b)	174,316
18,875	Perficient, Inc.(b)	341,449
24,840	Pericom Semiconductor Corp.(b)	200,707
80,632	Photronics, Inc.(b)	677,309
14,623	Plantronics, Inc.	627,912
43,720	Plexus Corp.(b)	1,673,602
145,989	PMC—Sierra, Inc.(b)	856,955
6,472	Power Integrations, Inc.	371,752
19,338	PRGX Global, Inc.(b)	138,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
26,609	Progress Software Corp.(b)	$690,770
44,726	PTC, Inc.(b)	1,239,805
6,345	QLIK Technologies, Inc.(b)	160,782
80,540	QLogic Corp.(b)	994,669
309,288	Quantum Corp.(b)	383,517
40,186	QuinStreet, Inc.(b)	357,254
12,275	Rackspace Hosting, Inc.(b)	628,848
48,556	RadiSys Corp.(b)	146,639
7,996	RADWARE Ltd. (Israel)(b)	119,700
41,601	Rambus, Inc.(b)	363,593
10,412	RealD, Inc.(b)(c)	72,051
25,697	RealNetworks, Inc.(b)	197,096
174,479	RF Micro Devices, Inc.(b)	916,015
11,872	Richardson Electronics Ltd.	136,765
34,544	Riverbed Technology, Inc.(b)	511,942
20,230	Rofin-Sinar Technologies, Inc.(b)	531,038
7,884	Rogers Corp.(b)	480,609
24,691	Rubicon Technology, Inc.(b)(c)	212,343
14,795	Rudolph Technologies, Inc.(b)	156,827
41,416	Sapient Corp.(b)	654,787
30,899	ScanSource, Inc.(b)	1,188,376
16,767	SeaChange International, Inc.(b)	237,924
16,577	Semtech Corp.(b)	515,710
52,683	Sigma Designs, Inc.(b)	286,596
11,071	Silicon Graphics International Corp.(b)	141,377
34,412	Silicon Image, Inc.(b)	180,663
13,006	Silicon Laboratories, Inc.(b)	523,101
15,307	SINA Corp. (China)(b)	1,279,053
18,696	Sohu.com, Inc. (China)(b)	1,251,884
2,663	SolarWinds, Inc.(b)	96,374
14,054	Solera Holdings, Inc.	790,116
119,955	Sonus Networks, Inc.(b)	359,865
77,163	Spansion, Inc., Class A(b)	923,641
12,489	SS&C Technologies Holdings, Inc.(b)	490,818
112,033	STR Holdings, Inc.(b)	222,946
39,308	SunPower Corp. (France)(b)(c)	1,186,709
27,731	Super Micro Computer, Inc.(b)	386,016
6,071	Supertex, Inc.(b)	154,871
35,030	Sykes Enterprises, Inc.(b)	655,762
41,997	Symmetricom, Inc.(b)	301,118
12,432	Synaptics, Inc.(b)	578,088
6,508	Synchronoss Technologies, Inc.(b)	225,307
4,477	Syntel, Inc.	384,306
59,029	Take-Two Interactive Software, Inc.(b)	1,057,209
116,759	TeleCommunication Systems, Inc., Class A(b)	266,211
27,446	TeleTech Holdings, Inc.(b)	726,496
572,492	Tellabs, Inc.	1,396,880
6,340	Tessco Technologies, Inc.	224,626
36,819	Tessera Technologies, Inc.	700,297
43,662	TIBCO Software, Inc.(b)	1,072,339
15,213	TiVo, Inc.(b)	202,181
169,181	TriQuint Semiconductor, Inc.(b)	1,341,605
76,761	TTM Technologies, Inc.(b)	671,659
3,954	Tyler Technologies, Inc.(b)	382,391
1,385	Ultimate Software Group, Inc. (The)(b)	213,955
22,787	Ultra Clean Holdings, Inc.(b)	212,147

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
5,330	Ultratech, Inc.(b)	$126,801
171,517	United Online, Inc.(b)	1,481,907
4,777	Universal Display Corp.(b)(c)	152,386
95,266	Unwired Planet, Inc.(b)	154,331
87,842	UTStarcom Holdings Corp(b)	245,958
25,261	ValueClick, Inc.(b)	485,264
11,812	Vantiv, Inc., Class A(b)	324,830
26,243	Veeco Instruments, Inc.(b)	766,558
44,141	Velti PLC (Ireland)(b)(c)	11,905
59,580	VeriFone Systems, Inc.(b)	1,350,083
6,654	Verint Systems, Inc.(b)	243,004
19,198	Verisign, Inc.(b)	1,042,067
18,445	ViaSat, Inc.(b)	1,219,583
5,430	Virtusa Corp.(b)	168,764
13,833	Vishay Precision Group, Inc.(b)	226,861
15,797	VistaPrint NV (Netherlands)(b)(c)	853,828
10,040	VMware, Inc., Class A(b)	816,051
27,963	WebMD Health Corp.(b)(c)	984,857
61,185	Westell Technologies, Inc., Class A(b)	219,654
11,292	Wex, Inc.(b)	1,054,108
12,111	XO Group, Inc.(b)	168,101
55,073	Xyratex Ltd.	547,426
17,510	Yandex NV, Class A (Russia)(b)	645,419
22,747	Zebra Technologies Corp., Class A(b)	1,098,908
8,241	Zygo Corp.(b)	127,241
219,445	Zynga, Inc., Class A(b)	787,808

		141,509,190

	Materials—5.4%
30,242	A. Schulman, Inc.	1,001,615
18,345	A.M. Castle & Co.(b)	262,517
3,915	AEP Industries, Inc.(b)	232,629
13,913	Allied Nevada Gold Corp.(b)(c)	56,765
17,904	AMCOL International Corp.	574,360
7,919	American Pacific Corp.(b)	360,473
4,048	American Vanguard Corp.	105,653
9,244	Axiall Corp.	359,499
6,201	Balchem Corp.	355,069
29,538	Berry Plastics Group, Inc.(b)	593,123
25,275	Calgon Carbon Corp.(b)	504,236
22,991	Carpenter Technology Corp.	1,364,056
105,126	Century Aluminum Co.(b)	912,494
56,672	China Gerui Advanced Materials Group Ltd.(b)(c)	82,174
19,900	Clearwater Paper Corp.(b)	1,039,178
2,126	Deltic Timber Corp.	135,809
9,875	Eagle Materials, Inc.	740,724
209,205	Ferro Corp.(b)	2,684,100
9,048	Flotek Industries, Inc.(b)	193,446
10,793	FutureFuel Corp.	187,906
24,472	Globe Specialty Metals, Inc.	429,239
46,607	Golden Minerals Co.(b)(c)	35,887
94,243	Gulf Resources, Inc. (China)(b)(c)	211,104
23,879	H.B. Fuller Co.	1,143,088
7,963	Handy & Harman Ltd.(b)	183,866
5,850	Hawkins, Inc.	210,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
6,498	Haynes International, Inc.	$350,242
53,006	Headwaters, Inc.(b)	462,742
139,219	Hecla Mining Co.	434,363
39,062	Horsehead Holding Corp.(b)	566,790
15,389	Innophos Holdings, Inc.	771,297
8,588	Innospec, Inc.(b)	395,563
23,105	Intrepid Potash, Inc.(b)(c)	343,109
15,227	Kaiser Aluminum Corp.	1,027,061
17,988	KapStone Paper and Packaging Corp.(b)	934,657
14,983	Koppers Holdings, Inc.	666,893
37,066	Kraton Performance Polymers, Inc.(b)	788,394
17,045	Kronos Worldwide, Inc.	264,368
16,953	Landec Corp.(b)	198,520
37,142	Louisiana-Pacific Corp.(b)	631,786
9,920	LSB Industries, Inc.(b)	364,262
25,244	Materion Corp.	752,524
72,808	Mercer International, Inc.(b)	582,464
19,115	Minerals Technologies, Inc.	1,082,483
37,645	Molycorp, Inc.(b)(c)	190,860
23,874	Myers Industries, Inc.	425,435
13,671	Neenah Paper, Inc.	562,425
3,810	NewMarket Corp.	1,186,282
57,063	Noranda Aluminum Holding Corp.	155,211
20,221	Olympic Steel, Inc.	553,449
57,329	Omnova Solutions, Inc.(b)	498,762
41,382	P.H. Glatfelter Co.	1,084,208
12,851	Penford Corp.(b)	174,774
45,938	PolyOne Corp.	1,391,921
6,903	Quaker Chemical Corp.	524,007
12,098	Royal Gold, Inc.	581,188
22,100	RTI International Metals, Inc.(b)	749,190
16,592	Schweitzer-Mauduit International, Inc.	1,026,713
25,424	Silgan Holdings, Inc.	1,145,860
9,940	Stepan Co.	585,168
65,110	Stillwater Mining Co.(b)	710,350
61,864	SunCoke Energy, Inc.(b)	1,237,280
9,662	Texas Industries, Inc.(b)	518,849
14,027	Tredegar Corp.	409,869
30,877	Tronox Ltd., Class A	712,950
5,578	Universal Stainless & Alloy Products, Inc.(b)	180,281
26,670	US Concrete, Inc.(b)	582,740
45,576	Wausau Paper Corp.	533,239
7,077	Westlake Chemical Corp.	760,211
40,455	Worthington Industries, Inc.	1,640,046
45,478	Yongye International, Inc. (China)(b)(c)	286,511
19,316	Zep, Inc.	384,195
20,819	Zoltek Cos., Inc.(b)(c)	347,677

		43,716,838

	Telecommunication Services—1.5%
351,839	Alaska Communications Systems Group, Inc.	865,524
6,938	Atlantic Tele-Network, Inc.	384,504
43,595	Cbeyond, Inc.(b)	280,752
10,582	Cogent Communications Group, Inc.	371,746
45,422	Consolidated Communications Holdings, Inc.(c)	846,212
69,814	Fairpoint Communications, Inc.(b)(c)	652,063

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
51,996	General Communication, Inc., Class A(b)	$494,482
15,686	Hawaiian Telcom Holdco, Inc.(b)	416,934
18,543	HickoryTech Corp.	248,105
31,661	IDT Corp., Class B	693,059
82,522	Inteliquent, Inc.	1,060,408
53,105	Iridium Communications, Inc.(b)	320,223
14,888	Lumos Networks Corp.	327,685
43,553	NTELOS Holdings Corp.	829,249
38,896	Premiere Global Services, Inc.(b)	350,453
36,567	PTGi Holding, Inc.(b)	128,716
9,781	SBA Communications Corp., Class A(b)	855,544
20,846	Shenandoah Telecommunications Co.	578,059
15,836	Straight Path Communications, Inc., Class B(b)	86,464
24,547	United States Cellular Corp.	1,188,075
68,136	USA Mobility, Inc.	1,016,589
116,311	Vonage Holdings Corp.(b)	433,840

		12,428,686

	Utilities—1.2%
21,232	American States Water Co.	604,687
5,373	Artesian Resources Corp., Class A	123,042
30,102	California Water Service Group	656,224
7,326	Chesapeake Utilities Corp.	398,608
5,500	Connecticut Water Service, Inc.	176,275
13,201	Consolidated Water Co. Ltd. (Cayman Islands)	198,543
5,658	Delta Natural Gas Co., Inc.	126,287
28,134	El Paso Electric Co.	989,473
47,789	Empire District Electric Co. (The)	1,074,775
27,763	Laclede Group, Inc. (The)	1,306,804
15,066	MGE Energy, Inc.	848,366
11,511	Middlesex Water Co.	238,623
13,555	Ormat Technologies, Inc. (Israel)	353,379
31,911	Otter Tail Corp.	951,905
9,729	SJW Corp.	274,650
19,008	South Jersey Industries, Inc.	1,131,926
12,772	Unitil Corp.	385,970
6,699	York Water Co. (The)	138,737

		9,978,274

	Total Common Stocks and Other Equity Interests (Cost $657,498,230)	813,730,587

	Warrants—0.0%
	Energy—0.0%
4,742	Magnum Hunter Corp., expiring 05/15/16	0

	Financials—0.0%
1	Tejon Ranch Co., Class W, expiring 08/31/16(b)	5

	Total Warrants (Cost $0)	5

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $657,498,230)—100.0%	813,730,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.1%
49,944,340	Invesco Liquid Assets Portfolio—Institutional Class (Cost $49,944,340)(d)(e)	$49,944,340

	Total Investments (Cost $707,442,570)—106.1%	863,674,932
	Other assets less liabilities—(6.1)%	(49,886,022)

	Net Assets—100.0%	$813,788,910

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Assets:
Unaffiliated investments, at value(a)	$19,830,857	$153,891,260	$25,663,291	$2,497,865,039	$813,730,592
Affiliated investments, at value	74,628	136,983	74,312	26,836,220	49,944,340

Total investments, at value	19,905,485	154,028,243	25,737,603	2,524,701,259	863,674,932
Foreign currencies, at value	—	—	—	—	25,976
Receivables:
Investments sold	171,367	11,487	89,303	5,690,393	2,904,674
Dividends	4,690	57,950	9,992	2,847,728	281,740
Foreign tax reclaims	—	—	—	2,407	154
Security lending	—	—	—	32,506	94,723
Shares sold	—	—	—	7,916,423	—
Other assets	813	1,195	813	1,195	246

Total Assets	20,082,355	154,098,875	25,837,711	2,541,191,911	866,982,445

Liabilities:
Due to custodian	—	—	—	5,788,720	2,037,033
Payables:
Investments purchased	168,039	—	84,875	8,043,140	490,133
Collateral upon return of securities loaned	—	—	—	24,795,387	49,944,340
Accrued advisory fees	2,855	61,593	4,538	560,124	176,484
Accrued trustees fees	11,456	24,787	12,259	67,453	26,724
Accrued expenses	68,466	89,459	60,681	1,500,036	518,821

Total Liabilities	250,816	175,839	162,353	40,754,860	53,193,535

Net Assets	$19,831,539	$153,923,036	$25,675,358	$2,500,437,051	$813,788,910

Net Assets Consist of:
Shares of beneficial interest	$46,472,747	$492,794,575	$101,557,334	$2,169,089,480	$681,774,998
Undistributed net investment income (loss).	(7,087)	28,477	(1,239)	4,760,266	777,095
Undistributed net realized gain (loss)	(28,787,738)	(354,057,347)	(78,469,164)	(170,815,070)	(24,995,965)
Net unrealized appreciation	2,153,617	15,157,331	2,588,427	497,402,375	156,232,782

Net Assets	$19,831,539	$153,923,036	$25,675,358	$2,500,437,051	$813,788,910

Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	2,400,000	400,000	31,700,000	8,850,000
Net asset value	$36.06	$64.13	$64.19	$78.88	$91.95

Market price	$36.09	$64.27	$64.20	$78.99	$92.08

Unaffiliated investments, at cost	$17,677,240	$138,733,929	$23,074,864	$2,000,707,653	$657,498,230

Affiliated investments, at cost	$74,628	$136,983	$74,312	$26,591,231	$49,944,340

Total investments, at cost	$17,751,868	$138,870,912	$23,149,176	$2,027,298,884	$707,442,570

Foreign currencies, at cost	$—	$—	$—	$—	$25,556

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$23,981,761	$48,187,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Operations

For the six months ended October 31, 2013

(Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares Dynamic OTC Portfolio (PWO)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Investment Income:
Unaffiliated dividend income	$148,930	$1,224,084	$144,182	$23,951,940	$4,817,492
Affiliated dividend income	4	7	3	33,001	16
Securities lending income	—	—	—	178,141	639,871
Foreign withholding tax	—	—	—	(1,522)	(1,923)

Total Income	148,934	1,224,091	144,185	24,161,560	5,455,456

Expenses:
Advisory fees	48,865	373,535	61,259	3,115,358	991,360
Accounting & administration fees	18,046	18,045	18,046	188,830	60,881
Professional fees	13,743	15,317	13,867	21,124	20,958
Custodian & transfer agent fees	5,190	9,059	3,959	22,482	21,649
Sub-licensing	4,887	19,414	3,676	964,837	307,024
Trustees fees	4,244	5,892	4,292	30,764	12,469
Other expenses	4,550	10,823	5,164	59,452	24,583

Total Expenses	99,525	452,085	110,263	4,402,847	1,438,924

Waivers	(36,555)	(4,631)	(37,393)	(229,428)	(106,357)

Net Expenses	62,970	447,454	72,870	4,173,419	1,332,567

Net Investment Income	85,964	776,637	71,315	19,988,141	4,122,889

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(60,132)	(286,839)	415,940	1,992,188	1,242,010
In-kind redemptions	3,271,064	18,875,331	3,416,794	14,784,617	2,512,164

Net realized gain	3,210,932	18,588,492	3,832,734	16,776,805	3,754,174

Change in net unrealized appreciation (depreciation) on:
Investment securities	(616,413)	1,281,451	(294,157)	195,102,875	107,452,949
Foreign currencies	—	—	—	—	784

Net change in unrealized appreciation (depreciation)	(616,413)	1,281,451	(294,157)	195,102,875	107,453,733

Net realized and unrealized gain	2,594,519	19,869,943	3,538,577	211,879,680	111,207,907

Net increase in net assets resulting from operations	$2,680,483	$20,646,580	$3,609,892	$231,867,821	$115,330,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

(This Page Intentionally Left Blank)

Statements of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Dynamic MagniQuant Portfolio (PIQ)		PowerShares Dynamic Market Portfolio (PWC)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income	$85,964	$306,960	$776,637	$2,191,518
Net realized gain	3,210,932	1,699,696	18,588,492	19,915,303
Net change in unrealized appreciation (depreciation)	(616,413)	1,413,674	1,281,451	5,567,136

Net increase in net assets resulting from operations	2,680,483	3,420,330	20,646,580	27,673,957

Distributions to Shareholders from:
Net investment income	(94,117)	(330,631)	(900,135)	(2,277,011)

Shareholder Transactions:
Proceeds from shares sold	16,494,945	20,180,567	136,600,215	188,278,816
Value of shares repurchased	(18,164,521)	(22,839,404)	(143,081,188)	(201,661,797)

Net increase (decrease) in net assets resulting from shares transactions	(1,669,576)	(2,658,837)	(6,480,973)	(13,382,981)

Increase (Decrease) in Net Assets	916,790	430,862	13,265,472	12,013,965

Net Assets:
Beginning of period	18,914,749	18,483,887	140,657,564	128,643,599

End of period	$19,831,539	$18,914,749	$153,923,036	$140,657,564

Undistributed net investment income (loss) at end of period	$(7,087)	$1,066	$28,477	$151,975

Changes in Shares Outstanding:
Shares sold	500,000	750,000	2,350,000	3,900,000
Shares repurchased	(550,000)	(850,000)	(2,450,000)	(4,150,000)
Shares outstanding, beginning of period	600,000	700,000	2,500,000	2,750,000

Shares outstanding, end of period	550,000	600,000	2,400,000	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Dynamic OTC Portfolio (PWO)		PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$71,315	$343,750	$19,988,141	$31,090,567	$4,122,889	$7,804,825
3,832,734	1,181,833	16,776,805	63,846,705	3,754,174	33,918,746
(294,157)	302,308	195,102,875	215,084,872	107,453,733	44,374,003

3,609,892	1,827,891	231,867,821	310,022,144	115,330,796	86,097,574

(74,188)	(376,429)	(19,312,837)	(30,575,583)	(4,439,229)	(7,992,111)

20,700,993	22,456,458	547,584,777	319,681,049	147,298,956	130,742,268
(20,721,287)	(29,971,505)	(38,152,761)	(209,338,770)	(8,164,329)	(108,729,552)

(20,294)	(7,515,047)	509,432,016	110,342,279	139,134,627	22,012,716

3,515,410	(6,063,585)	721,987,000	389,788,840	250,026,194	100,118,179

22,159,948	28,223,533	1,778,450,051	1,388,661,211	563,762,716	463,644,537

$25,675,358	$22,159,948	$2,500,437,051	$1,778,450,051	$813,788,910	$563,762,716

$(1,239)	$1,634	$4,760,266	$4,084,962	$777,095	$1,093,435

350,000	450,000	7,300,000	4,900,000	1,700,000	1,800,000
(350,000)	(600,000)	(500,000)	(3,250,000)	(100,000)	(1,500,000)
400,000	550,000	24,900,000	23,250,000	7,250,000	6,950,000

400,000	400,000	31,700,000	24,900,000	8,850,000	7,250,000

41

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio (PIQ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$31.52		$26.41	$27.02	$22.56	$16.85	$25.08
Net investment income(a)	0.15		0.48	0.18	0.19	0.09	0.14
Net realized and unrealized gain (loss) on investments	4.55		5.16	(0.62)	4.45	5.71	(8.24)
Total from investment operations	4.70		5.64	(0.44)	4.64	5.80	(8.10)
Distributions to shareholders from:
Net investment income	(0.16)		(0.53)	(0.17)	(0.18)	(0.09)	(0.13)
Net asset value at end of period	$36.06		$31.52	$26.41	$27.02	$22.56	$16.85
Market price at end of period(b)	$36.09		$31.47	$26.40	$27.03	$22.56	$16.84
Net Asset Value Total Return(c)	14.97%		21.70%	(1.55)%	20.72%	34.54%	(32.40)%
Market Price Total Return(c)	15.25%		21.56%	(1.63)%	20.76%	34.62%	(32.41)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,832		$18,915	$18,484	$27,024	$27,073	$28,651
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	1.02	%(d)	1.19%	1.22%	1.08%	0.98%	0.87%
Net investment income, after Waivers	0.88	%(d)	1.77%	0.73%	0.83%	0.45%	0.70%
Portfolio turnover rate(e)	107%		118%	110%	93%	98%	102%

PowerShares Dynamic Market Portfolio (PWC)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$56.26		$46.78	$48.26	$40.38	$31.42	$48.12
Net investment income(a)	0.31		0.82	0.44	0.57	0.33	0.50
Net realized and unrealized gain (loss) on investments	7.92		9.51	(1.52)	7.94	8.97	(16.72)
Total from investment operations	8.23		10.33	(1.08)	8.51	9.30	(16.22)
Distributions to shareholders from:
Net investment income	(0.36)		(0.85)	(0.40)	(0.63)	(0.34)	(0.48)
Net asset value at end of period	$64.13		$56.26	$46.78	$48.26	$40.38	$31.42
Market price at end of period(b)	$64.27		$56.23	$46.75	$48.24	$40.38	$31.41
Net Asset Value Total Return(c)	14.71%		22.39%	(2.12)%	21.34%	29.75%	(33.86)%
Market Price Total Return(c)	15.02%		22.40%	(2.14)%	21.29%	29.80%	(33.84)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$153,923		$140,658	$128,644	$188,207	$230,151	$260,779
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.61	%(d)	0.60%	0.62%	0.64%	0.60%	0.60%
Net investment income, after Waivers	1.04	%(d)	1.68%	1.00%	1.38%	0.92%	1.28%
Portfolio turnover rate(e)	126%		166%	133%	107%	98%	113%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Dynamic OTC Portfolio (PWO)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$55.40		$51.32		$53.76	$45.15	$32.83	$46.92
Net investment income(a)	0.18		0.71	(b)	0.10	0.07	0.01	0.03
Net realized and unrealized gain (loss) on investments	8.80		4.18		(2.50)	8.65	12.36	(14.12)
Total from investment operations	8.98		4.89		(2.40)	8.72	12.37	(14.09)
Distributions to shareholders from:
Net investment income	(0.19)		(0.81)		(0.04)	(0.11)	(0.05)	—
Net asset value at end of period	$64.19		$55.40		$51.32	$53.76	$45.15	$32.83
Market price at end of period(c)	$64.20		$55.32		$51.30	$53.75	$45.15	$32.83
Net Asset Value Total Return(d)	16.23%		9.75%		(4.46)%	19.34%	37.73%	(30.03)%
Market Price Total Return(d)	16.41%		9.63%		(4.48)%	19.31%	37.73%	(30.06)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,675		$22,160		$28,224	$40,321	$40,635	$39,393
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(e)(f)	0.60%		0.60%	0.60%	0.60%	0.59%
Expenses, prior to Waivers	0.90	%(e)(f)	0.95%		0.93%	0.91%	0.85%	0.74%
Net investment income, after Waivers	0.58	%(f)	1.42	%(b)	0.22%	0.15%	0.01%	0.08%
Portfolio turnover rate(g)	110%		118%		99%	75%	90%	77%

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$71.42		$59.73	$60.72	$52.93	$34.78	$55.15
Net investment income(a)	0.70		1.31	1.12	1.07	0.62	0.97
Net realized and unrealized gain (loss) on investments	7.44		11.66	(0.99)	7.63	18.21	(20.26)
Total from investment operations	8.14		12.97	0.13	8.70	18.83	(19.29)
Distributions to shareholders from:
Net investment income	(0.68)		(1.28)	(1.12)	(0.91)	(0.68)	(1.08)
Net asset value at end of period	$78.88		$71.42	$59.73	$60.72	$52.93	$34.78
Market price at end of period(c)	$78.99		$71.42	$59.72	$60.71	$52.96	$34.78
Net Asset Value Total Return(d)	11.47%		22.06%	0.41%	16.72%	54.57%	(35.26)%
Market Price Total Return(d)	11.63%		22.09%	0.41%	16.63%	54.66%	(35.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,500,437		$1,778,450	$1,388,661	$1,208,246	$648,428	$396,443
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.58%
Expenses, prior to Waivers	0.41	%(f)	0.43%	0.43%	0.44%	0.45%	0.60%
Net investment income, after Waivers	1.86	%(f)	2.10%	2.00%	2.01%	1.38%	2.34%
Portfolio turnover rate(g)	2%		13%	6%	9%	24%	15%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.43 and 0.87%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$77.76		$66.71	$70.66	$59.82	$34.96		$50.36
Net investment income(a)	0.52		1.13	0.73	0.50	0.32		0.46
Net realized and unrealized gain (loss) on investments	14.24		11.08	(4.04)	10.80	24.88		(15.42)
Total from investment operations	14.76		12.21	(3.31)	11.30	25.20		(14.96)
Distributions to shareholders from:
Net investment income	(0.57)		(1.16)	(0.64)	(0.46)	(0.34)		(0.44)
Net asset value at end of period	$91.95		$77.76	$66.71	$70.66	$59.82		$34.96
Market price at end of period(b)	$92.08		$77.67	$66.72	$70.64	$59.79		$34.90
Net Asset Value Total Return(c)	19.07%		18.56%	(4.60)%	19.04%	72.38	%(d)	(29.79)%
Market Price Total Return(c)	19.37%		18.41%	(4.56)%	19.06%	72.59%		(29.84)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$813,789		$563,763	$463,645	$409,826	$284,135		$94,399
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.39%		0.58%
Expenses, prior to Waivers	0.42	%(e)	0.43%	0.44%	0.46%	0.51%		0.79%
Net investment income, after Waivers	1.21	%(e)	1.64%	1.17%	0.82%	0.67%		1.22%
Portfolio turnover rate(f)	4%		30%	15%	19%	16%		15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one period are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2013

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered fifty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio (PIQ)	“Dynamic MagniQuant Portfolio”
PowerShares Dynamic Market Portfolio (PWC)	“Dynamic Market Portfolio”
PowerShares Dynamic OTC Portfolio (PWO)	“Dynamic OTC Portfolio”
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	“FTSE RAFI US 1000 Portfolio”
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	“FTSE RAFI US 1500 Small-Mid Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca”), except for Shares of FTSE RAFI US 1500 Small-Mid Portfolio, which is listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally in-kind for securities included in each Fund’s relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Index
Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index
FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

45

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index even if that security generally is underperforming.

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Funds’ portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when

46

rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. For Dynamic MagniQuant Portfolio, Dynamic OTC Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Over-the Counter Risk. For Dynamic OTC Portfolio, over-the-counter (“OTC”) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned

47

securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of the Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2014. The Expense Cap for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio is 0.39% of each Fund’s average daily net assets per year, through at least August 31, 2014, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2014. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term.

Further, the Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six-months ended October 31, 2013, the Adviser waived fees and/or paid Fund expenses for each Fund, in the following amounts:

Dynamic MagniQuant Portfolio	$36,555
Dynamic Market Portfolio	4,631
Dynamic OTC Portfolio	37,393
FTSE RAFI US 1000 Portfolio	229,428
FTSE RAFI US 1500 Small-Mid Portfolio	106,357

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2013 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/14	04/30/15	04/30/16	10/31/16
Dynamic MagniQuant Portfolio	$301,854	$64,712	$107,958	$92,649	$36,535
FTSE RAFI US 1000 Portfolio	1,435,923	266,301	420,812	519,689	229,121
FTSE RAFI US Portfolio 1500 Small-Mid Portfolio	639,641	135,481	186,171	211,738	106,251

48

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca, Inc.
Dynamic Market Portfolio	NYSE Arca, Inc.
Dynamic OTC Portfolio	NYSE Arca, Inc.
FTSE RAFI US 1000 Portfolio	FTSE International Ltd.
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2013.

FTSE RAFI US 1000 Portfolio

	Value April 30, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2013	Dividend Income
Invesco Ltd.	$1,352,664	$416,994	$(27,960)	$91,826	$9,395	$1,842,919	$21,159
Invesco Mortgage Capital, Inc. REIT	215,926	48,759	(4,567)	(63,730)	1,526	197,914	11,795

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices	are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices	are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$863,674,932	$0	$—	$863,674,932

49

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of April 30, 2013, which expires as follows:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic MagniQuant Portfolio	$—	$—	$5,211,608	$10,595,808	$7,191,135	$3,524,581	$2,624,138	$2,450,292	$31,597,562
Dynamic Market Portfolio	13,686,812	65,552,628	39,899,556	96,635,542	104,214,879	15,461,574	35,337,138	237,165	371,025,294
Dynamic OTC Portfolio	5,449,844	21,767,708	11,353,752	15,764,010	14,947,690	3,683,431	8,046,056	126,379	81,138,870
FTSE RAFI US 1000 Portfolio	—	44,432	1,148,192	44,806,580	49,808,238	38,490,195	—	5,431,042	139,728,679
FTSE RAFI US 1500 Small-Mid Portfolio	—	5,818	128,460	8,229,508	5,168,127	2,475,894	—	1,694,731	17,702,538

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$20,550,673	$20,417,689
Dynamic Market Portfolio	183,384,115	183,335,558
Dynamic OTC Portfolio	26,666,171	26,411,154
FTSE RAFI US 1000 Portfolio	46,057,380	44,129,286
FTSE RAFI US Portfolio 1500 Small-Mid Portfolio	29,496,625	28,627,350

For the six-month period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$16,497,169	$18,293,216
Dynamic Market Portfolio	136,285,781	143,061,967
Dynamic OTC Portfolio	20,676,364	20,968,449
FTSE RAFI US 1000 Portfolio	546,373,896	38,118,477
FTSE RAFI US Portfolio 1500 Small-Mid Portfolio	146,696,774	8,105,067

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

50

At October 31, 2013, the aggregate cost and the net unrealized appreciation of investments on a tax basis including the adjustments for financial reporting purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$17,803,450	$2,102,035	$2,335,223	$(233,188)
Dynamic Market Portfolio	139,333,259	14,694,984	16,081,917	(1,386,933)
Dynamic OTC Portfolio	23,259,421	2,478,182	2,968,482	(490,300)
FTSE RAFI US 1000 Portfolio	2,069,813,728	454,887,531	518,034,732	(63,147,201)
FTSE RAFI US 1500 Small-Mid Portfolio	717,961,077	145,713,855	183,388,145	(37,674,290)

Note 8. Trustees’ Fees

The Funds compensate each Independent Trustee. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

At a meeting held on December 17, 2013, the Board of Trustees of the Trust approved the liquidation of PowerShares Dynamic Magniquant Portfolio, which is expected to commence on February 18, 2014. Investors, who have elected not to sell their shares before February 18, 2014, will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2014.

In addition, the Board of Trustees of the Trust approved changes to the Fund name, investment objective, underlying index, and investment policies and strategies for PowerShares Dynamic OTC Portfolio. The Fund will be renamed PowerShares DWA NASDAQ Momentum Portfolio and the ticker will change from PWO to DWAQ. These changes are scheduled to take effect on February 19, 2014.

51

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-SAR-2
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2013

2013 Semi-Annual Report to Shareholders

PWB	PowerShares Dynamic Large Cap Growth Portfolio

PWV	PowerShares Dynamic Large Cap Value Portfolio

PXLC	PowerShares Fundamental Pure Large Core Portfolio

PXLG	PowerShares Fundamental Pure Large Growth Portfolio

PXLV	PowerShares Fundamental Pure Large Value Portfolio

PXMC	PowerShares Fundamental Pure Mid Core Portfolio

PXMG	PowerShares Fundamental Pure Mid Growth Portfolio

PXMV	PowerShares Fundamental Pure Mid Value Portfolio

PXSC	PowerShares Fundamental Pure Small Core Portfolio

PXSG	PowerShares Fundamental Pure Small Growth Portfolio

PXSV	PowerShares Fundamental Pure Small Value Portfolio

PZI	PowerShares Zacks Micro Cap Portfolio

2

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2013.

In pursuing its investment objective, each of PowerShares Zacks Micro Cap Portfolio and PowerShares Fundamental Pure Small Growth Portfolio (collectively, the “Portfolios”) may invest a portion of their assets in investment companies. The Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of such expenses are included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB)
Actual	$1,000.00	$1,152.98	0.59%	$3.20
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
PowerShares Dynamic Large Cap Value Portfolio (PWV)
Actual	1,000.00	1,078.45	0.57	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
PowerShares Fundamental Pure Large Core Portfolio (PXLC)
Actual	1,000.00	1,120.70	0.39	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)
Actual	1,000.00	1,099.13	0.39	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Large Value Portfolio (PXLV)
Actual	1,000.00	1,091.29	0.39	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
Actual	1,000.00	1,123.80	0.39	2.09
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

3

Fees and Expenses (continued)

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)
Actual	$1,000.00	$1,092.07	0.39%	$2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)
Actual	1,000.00	1,132.47	0.39	2.10
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Small Core Portfolio (PXSC)
Actual	1,000.00	1,141.40	0.38	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.29	0.38	1.94
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)
Actual	1,000.00	1,155.53	0.39	2.12
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Fundamental Pure Small Value Portfolio (PXSV)
Actual	1,000.00	1,195.15	0.39	2.16
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Zacks Micro Cap Portfolio (PZI)
Actual	1,000.00	1,163.89	0.70	3.82
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

4

Portfolio Composition
PowerShares Dynamic Large Cap Growth Portfolio (PWB)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Consumer Discretionary	29.5
Information Technology	24.0
Health Care	9.9
Industrials	9.2
Financials	8.9
Energy	8.5
Consumer Staples	4.3
Materials	3.0
Telecommunication Services	2.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—29.5%
43,031	Bed Bath & Beyond, Inc.(b)	$3,327,157
62,097	CBS Corp., Class B	3,672,417
175,911	Comcast Corp., Class A	8,369,845
78,465	Gap, Inc. (The)	2,902,420
99,397	Home Depot, Inc. (The)	7,742,032
56,311	Las Vegas Sands Corp.	3,954,158
69,252	Lowe’s Cos., Inc.	3,447,365
3,381	Priceline.com, Inc.(b)	3,562,999
104,992	Starbucks Corp.	8,509,602
29,560	Time Warner Cable, Inc.	3,551,634
122,320	Time Warner, Inc.	8,408,277
60,189	TJX Cos., Inc. (The)	3,658,889
39,883	Viacom, Inc., Class B	3,321,855
121,718	Walt Disney Co. (The)	8,348,638

		72,777,288

	Consumer Staples—4.3%
28,364	Costco Wholesale Corp.	3,346,952
34,509	Hershey Co. (The)	3,424,673
75,016	Lorillard, Inc.	3,826,566

		10,598,191

	Energy—8.5%
34,710	Anadarko Petroleum Corp.	3,307,516
81,093	Cabot Oil & Gas Corp.	2,864,205
122,944	Chesapeake Energy Corp.	3,437,514
34,394	Continental Resources, Inc.(b)	3,917,476
20,204	EOG Resources, Inc.	3,604,394
51,655	Noble Energy, Inc.	3,870,509

		21,001,614

Number of Shares		Value
	Common Stocks (continued)
	Financials—8.9%
66,571	Berkshire Hathaway, Inc., Class B(b)	$7,660,991
12,189	BlackRock, Inc.	3,666,573
151,971	Charles Schwab Corp. (The)	3,442,143
68,742	Franklin Resources, Inc.	3,702,444
76,962	Marsh & McLennan Cos., Inc.	3,524,860

		21,997,011

	Health Care—9.9%
52,894	Celgene Corp.(b)	7,854,230
68,892	Cerner Corp.(b)	3,860,019
122,848	Gilead Sciences, Inc.(b)	8,720,979
26,135	McKesson Corp.	4,085,946

		24,521,174

	Industrials—9.2%
160,829	Delta Air Lines, Inc.	4,242,669
48,222	Union Pacific Corp.	7,300,811
73,967	United Technologies Corp.	7,858,994
12,829	W.W. Grainger, Inc.	3,450,616

		22,853,090

	Information Technology—24.0%
194,434	Activision Blizzard, Inc.	3,235,382
69,359	Adobe Systems, Inc.(b)	3,759,258
148,110	eBay, Inc.(b)	7,806,878
8,743	Google, Inc., Class A(b)	9,010,361
12,217	MasterCard, Inc., Class A	8,760,811
111,708	QUALCOMM, Inc.	7,760,355
64,758	TE Connectivity Ltd. (Switzerland)	3,334,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Large Cap Growth Portfolio (PWB) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
83,067	Texas Instruments, Inc.	$3,495,459
42,450	Visa, Inc., Class A	8,348,642
117,005	Yahoo!, Inc.(b)	3,852,975

		59,364,510
	Materials—3.0%
34,736	Ecolab, Inc.	3,682,016
20,313	PPG Industries, Inc.	3,708,747

		7,390,763

	Telecommunication Services—2.7%
45,710	Crown Castle International Corp.(b)	3,474,874
472,901	Sprint Corp. (Japan)(b)	3,182,624

		6,657,498

	Total Common Stocks (Cost $198,109,082)	247,161,139

	Money Market Fund—0.1%
150,394	Premier Portfolio—Institutional Class(c) (Cost $150,394)	150,394

	Total Investments (Cost $198,259,476)—100.1%	247,311,533
	Other assets less liabilities—(0.1)%	(170,495)

	Net Assets—100.0%	$247,141,038

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition
PowerShares Dynamic Large Cap Value Portfolio (PWV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	31.0
Energy	17.3
Health Care	15.0
Information Technology	10.7
Industrials	8.7
Telecommunication Services	6.7
Consumer Staples	6.4
Materials	1.4
Consumer Discretionary	1.4
Utilities	1.4
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—1.4%
204,531	Macy’s, Inc.	$9,430,924

	Consumer Staples—6.4%
258,088	Archer-Daniels-Midland Co.	10,555,799
248,288	Kroger Co. (The)	10,636,658
290,541	Wal-Mart Stores, Inc.	22,299,022

		43,491,479

	Energy—17.3%
176,066	Chevron Corp.	21,120,877
319,816	ConocoPhillips	23,442,513
121,407	Hess Corp.	9,858,249
263,935	Marathon Oil Corp.	9,306,348
125,324	Marathon Petroleum Corp.	8,980,718
240,380	Occidental Petroleum Corp.	23,095,710
159,148	Phillips 66	10,253,906
255,765	Valero Energy Corp.	10,529,845

		116,588,166

	Financials—31.0%
103,596	ACE Ltd.	9,887,202
157,249	Aflac, Inc.	10,218,040
189,634	Allstate Corp. (The)	10,061,980
456,388	American International Group, Inc.	23,572,440
305,561	Bank of New York Mellon Corp. (The)	9,716,840
109,263	Chubb Corp. (The)	10,060,937
438,730	Citigroup, Inc.	21,401,249
192,324	Discover Financial Services	9,977,769
496,848	Fifth Third Bancorp	9,455,018
139,381	Goldman Sachs Group, Inc. (The)	22,420,828
419,627	JPMorgan Chase & Co.	21,627,576
196,740	MetLife, Inc.	9,307,769

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
121,360	Prudential Financial, Inc.	$9,877,490
113,735	Travelers Cos., Inc. (The)	9,815,331
516,158	Wells Fargo & Co.	22,034,785

		209,435,254

	Health Care—15.0%
194,841	Agilent Technologies, Inc.	9,890,129
180,734	Cardinal Health, Inc.	10,601,856
115,484	Cigna Corp.	8,889,958
176,797	Eli Lilly & Co.	8,808,027
237,949	HCA Holdings, Inc.	11,216,916
751,640	Pfizer, Inc.	23,060,315
295,564	UnitedHealth Group, Inc.	20,175,199
106,733	WellPoint, Inc.	9,050,958

		101,693,358

	Industrials—8.7%
73,762	Cummins, Inc.	9,369,249
109,157	General Dynamics Corp.	9,456,271
74,230	Lockheed Martin Corp.	9,897,828
98,485	Northrop Grumman Corp.	10,588,122
169,509	PACCAR, Inc.	9,424,701
120,507	Raytheon Co.	9,926,162

		58,662,333

	Information Technology—10.7%
406,775	Hewlett-Packard Co.	9,913,107
964,684	Intel Corp.	23,567,230
116,331	International Business Machines Corp.	20,847,678
354,834	Symantec Corp.	8,068,925
146,569	Western Digital Corp.	10,205,599

		72,602,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dynamic Large Cap Value Portfolio (PWV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Materials—1.4%
129,540	LyondellBasell Industries NV, Class A	$9,663,684

	Telecommunication Services—6.7%
626,774	AT&T, Inc.	22,689,219
447,527	Verizon Communications, Inc.	22,604,589

		45,293,808

	Utilities—1.4%
280,298	Public Service Enterprise Group, Inc.	9,389,983

	Total Investments (Cost $581,179,265)—100.0%	676,251,528
	Other assets less liabilities—0.0%	94,406

	Net Assets—100.0%	$676,345,934

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition
PowerShares Fundamental Pure Large Core Portfolio (PXLC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	22.8
Health Care	20.9
Consumer Staples	14.4
Consumer Discretionary	13.6
Industrials	9.5
Information Technology	9.3
Energy	5.0
Materials	2.6
Utilities	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.6%
4,486	DIRECTV(b)	$280,330
72,413	Ford Motor Co.	1,238,986
16,173	General Motors Co.(b)	597,592
7,684	Johnson Controls, Inc.	354,617
1,924	Liberty Global PLC, Class A (United Kingdom)(b)	150,784
6,281	McDonald’s Corp.	606,242
738	Murphy USA, Inc.(b)	29,948
2,841	News Corp., Class A(b)	50,002
2,832	Time Warner Cable, Inc.	340,265
11,406	Twenty-First Century Fox, Inc.	388,717
9,282	Walt Disney Co. (The)	636,652

		4,674,135

	Consumer Staples—14.4%
11,932	Archer-Daniels-Midland Co.	488,019
2,612	Bunge Ltd.	214,524
4,998	General Mills, Inc.	251,999
4,023	Lorillard, Inc.	205,213
21,159	Procter & Gamble Co. (The)	1,708,589
9,796	Walgreen Co.	580,315
19,487	Wal-Mart Stores, Inc.	1,495,627

		4,944,286

	Energy—5.0%
3,196	Anadarko Petroleum Corp.	304,547
9,445	Chesapeake Energy Corp.	264,082
4,371	Hess Corp.	354,925
3,391	Marathon Petroleum Corp.	242,999
2,939	Murphy Oil Corp.	177,281
6,489	Spectra Energy Corp.	230,814
4,095	Williams Cos., Inc. (The)	146,232

		1,720,880

Number of Shares		Value
	Common Stocks (continued)
	Financials—22.8%
3,254	ACE Ltd.	$310,562
4,720	Aflac, Inc.	306,706
7,594	American Express Co.	621,189
13,446	Bank of New York Mellon Corp. (The)	427,583
14,765	Berkshire Hathaway, Inc., Class B(b)	1,699,156
6,891	Capital One Financial Corp.	473,205
7,891	Charles Schwab Corp. (The)	178,731
4,095	Marsh & McLennan Cos., Inc.	187,551
14,179	MetLife, Inc.	670,808
6,181	PNC Financial Services Group, Inc.	454,489
3,821	State Street Corp.	267,737
52,520	Wells Fargo & Co.	2,242,079

		7,839,796

	Health Care—20.9%
21,349	Abbott Laboratories	780,306
7,957	AbbVie, Inc.	385,517
4,495	Aetna, Inc.	281,836
5,746	AmerisourceBergen Corp.	375,386
3,199	Baxter International, Inc.	210,718
15,342	Bristol-Myers Squibb Co.	805,762
2,385	Cigna Corp.	183,597
9,037	Eli Lilly & Co.	450,223
20,714	Johnson & Johnson	1,918,324
3,680	McKesson Corp.	575,331
7,814	Medtronic, Inc.	448,524
11,176	UnitedHealth Group, Inc.	762,874

		7,178,398

	Industrials—9.5%
4,684	3M Co.	589,481
8,584	CSX Corp.	223,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Fundamental Pure Large Core Portfolio (PXLC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
2,822	Deere & Co.	$230,953
6,046	Emerson Electric Co.	404,901
2,637	FedEx Corp.	345,447
5,055	Honeywell International, Inc.	438,420
3,779	Illinois Tool Works, Inc.	297,747
7,030	United Technologies Corp.	746,938

		3,277,586

	Information Technology—9.3%
2,919	Automatic Data Processing, Inc.	218,837
50,423	Intel Corp.	1,231,834
5,918	International Business Machines Corp.	1,060,565
3,699	TE Connectivity Ltd. (Switzerland)	190,462
7,222	Texas Instruments, Inc.	303,902
21,149	Xerox Corp.	210,221

		3,215,821

	Materials—2.6%
1,765	Air Products & Chemicals, Inc.	192,403
8,732	E.I. du Pont de Nemours & Co.	534,398
1,009	PPG Industries, Inc.	184,223

		911,024

	Utilities—1.9%
5,994	Duke Energy Corp.	429,949
6,933	PPL Corp.	212,358

		642,307

	Total Common Stocks (Cost $28,085,698)	34,404,233

	Money Market Fund—0.1%
41,047	Premier Portfolio—Institutional Class(c) (Cost $41,047)	41,047

	Total Investments (Cost $28,126,745)—100.1%	34,445,280
	Other assets less liabilities—(0.1)%	(34,088)

	Net Assets—100.0%	$34,411,192

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Information Technology	30.4
Consumer Staples	18.0
Energy	15.1
Health Care	11.9
Consumer Discretionary	8.7
Materials	5.7
Industrials	4.5
Financials	4.5
Telecommunication Services	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.7%
2,704	Amazon.com, Inc.(b)	$984,337
79,855	Comcast Corp., Class A	3,799,501
15,589	NIKE, Inc., Class B	1,181,023
15,303	TJX Cos., Inc. (The)	930,269
10,797	Viacom, Inc., Class B	899,282
9,225	Yum! Brands, Inc.	623,795

		8,418,207

	Consumer Staples—18.0%
100,109	Coca-Cola Co. (The)	3,961,313
19,603	Colgate-Palmolive Co.	1,268,902
16,753	Costco Wholesale Corp.	1,976,854
49,772	CVS Caremark Corp.	3,098,805
44,873	PepsiCo, Inc.	3,773,371
37,244	Philip Morris International, Inc.	3,319,185

		17,398,430

	Energy—15.1%
18,708	Apache Corp.	1,661,270
19,353	Baker Hughes, Inc.	1,124,216
5,490	EOG Resources, Inc.	979,416
26,718	Halliburton Co.	1,416,856
13,566	National Oilwell Varco, Inc.	1,101,288
31,919	Occidental Petroleum Corp.	3,066,777
35,306	Phillips 66	2,274,766
31,035	Schlumberger Ltd.	2,908,600

		14,533,189

	Financials—4.5%
71,042	Annaly Capital Management, Inc. REIT	837,585
3,475	BlackRock, Inc.	1,045,314

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
12,999	CME Group, Inc.	$964,656
14,652	Discover Financial Services	760,146
4,447	Simon Property Group, Inc. REIT	687,284

		4,294,985

	Health Care—11.9%
12,983	Amgen, Inc.	1,506,028
11,828	Covidien PLC	758,293
14,696	Express Scripts Holding Co.(b)	918,794
15,199	Gilead Sciences, Inc.(b)	1,078,977
11,536	Humana, Inc.	1,063,042
1,473	Mallinckrodt PLC(b)	61,881
109,824	Merck & Co., Inc.	4,951,964
11,295	Thermo Fisher Scientific, Inc.	1,104,425

		11,443,404

	Industrials—4.5%
23,387	Caterpillar, Inc.	1,949,540
10,876	Danaher Corp.	784,051
10,915	Union Pacific Corp.	1,652,531

		4,386,122

	Information Technology—30.4%
11,827	Accenture PLC, Class A	869,285
11,892	Apple, Inc.	6,211,786
116,949	Cisco Systems, Inc.	2,631,352
71,791	Corning, Inc.	1,226,908
17,195	eBay, Inc.(b)	906,348
51,452	EMC Corp.	1,238,450
3,232	Google, Inc., Class A(b)	3,330,835
222,759	Microsoft Corp.	7,874,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Fundamental Pure Large Growth Portfolio (PXLG) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
61,633	Oracle Corp.	$2,064,705
26,568	QUALCOMM, Inc.	1,845,679
5,685	Visa, Inc., Class A	1,118,069

		29,317,948

	Materials—5.7%
51,920	Freeport-McMoRan Copper & Gold, Inc.	1,908,579
15,353	LyondellBasell Industries NV, Class A	1,145,334
9,414	Monsanto Co.	987,340
21,475	Newmont Mining Corp.	585,409
7,245	Praxair, Inc.	903,524

		5,530,186

	Telecommunication Services—1.2%
34,402	CenturyLink, Inc.	1,164,852

	Total Common Stocks and Other Equity Interests (Cost $85,958,020)	96,487,323

	Money Market Fund—0.0%
27,643	Premier Portfolio—Institutional Class(c) (Cost $27,643)	27,643

	Total Investments (Cost $85,985,663)—100.0%	96,514,966
	Other assets less liabilities—(0.0)%	(24,699)

	Net Assets—100.0%	$96,490,267

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition
PowerShares Fundamental Pure Large Value Portfolio (PXLV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	26.5
Energy	19.2
Industrials	12.8
Telecommunication Services	9.4
Utilities	8.0
Health Care	6.9
Consumer Staples	6.3
Consumer Discretionary	5.7
Information Technology	2.8
Materials	2.4
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—5.7%
899	CBS Corp., Class B	$53,167
273	CST Brands, Inc.	8,802
2,109	Home Depot, Inc. (The)	164,270
2,358	Lowe’s Cos., Inc.	117,381
1,021	Macy’s, Inc.	47,078
3,117	Staples, Inc.	50,246
1,677	Target Corp.	108,653
2,115	Time Warner, Inc.	145,385

		694,982

	Consumer Staples—6.3%
4,953	Altria Group, Inc.	184,400
889	ConAgra Foods, Inc.	28,279
482	Kellogg Co.	30,487
695	Kimberly-Clark Corp.	75,060
1,186	Kraft Foods Group, Inc.	64,495
2,531	Kroger Co. (The)	108,428
5,386	Mondelez International, Inc., Class A	181,185
767	Reynolds American, Inc.	39,401
1,751	Sysco Corp.	56,627

		768,362

	Energy—19.2%
5,169	Chevron Corp.	620,073
6,291	ConocoPhillips	461,130
1,050	Devon Energy Corp.	66,381
10,670	Exxon Mobil Corp.	956,245
2,902	Marathon Oil Corp.	102,325
2,415	Valero Energy Corp.	99,426
3,007	Weatherford International Ltd.(b)	49,435

		2,355,015

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—26.5%
1,417	Allstate Corp. (The)	$75,186
1,240	American International Group, Inc.	64,046
51,323	Bank of America Corp.	716,469
2,039	BB&T Corp.	69,265
642	Chubb Corp. (The)	59,115
10,247	Citigroup, Inc.	499,849
2,552	Fifth Third Bancorp	48,565
1,110	Goldman Sachs Group, Inc. (The)	178,555
2,687	Hartford Financial Services Group, Inc. (The)	90,552
10,893	JPMorgan Chase & Co.	561,425
3,035	KeyCorp	38,029
1,052	Lincoln National Corp.	47,771
912	Loews Corp.	44,059
4,373	Morgan Stanley	125,636
1,483	Progressive Corp. (The)	38,513
1,717	Prudential Financial, Inc.	139,747
5,197	Regions Financial Corp.	50,047
1,983	SunTrust Banks, Inc.	66,708
1,285	Travelers Cos., Inc. (The)	110,895
3,873	U.S. Bancorp	144,695
2,464	Weyerhaeuser Co. REIT	74,906

		3,244,033

	Health Care—6.9%
4,729	Boston Scientific Corp.(b)	55,282
1,910	Cardinal Health, Inc.	112,040
1,326	HCA Holdings, Inc.	62,508
15,743	Pfizer, Inc.	482,995
1,525	WellPoint, Inc.	129,320

		842,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Fundamental Pure Large Value Portfolio (PXLV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—12.8%
1,257	Boeing Co. (The)	$164,038
1,007	General Dynamics Corp.	87,236
26,461	General Electric Co.	691,691
912	Lockheed Martin Corp.	121,606
648	Norfolk Southern Corp.	55,741
985	Northrop Grumman Corp.	105,897
668	PACCAR, Inc.	37,141
969	Raytheon Co.	79,817
1,645	Tyco International Ltd.	60,125
1,135	United Parcel Service, Inc., Class B	111,502
1,244	Waste Management, Inc.	54,164

		1,568,958

	Information Technology—2.8%
2,471	Applied Materials, Inc.	44,107
10,083	Hewlett-Packard Co.	245,723
3,325	Micron Technology, Inc.(b)	58,786

		348,616

	Materials—2.4%
6,288	Alcoa, Inc.	58,290
3,528	Dow Chemical Co. (The)	139,250
1,040	International Paper Co.	46,394
972	Nucor Corp.	50,321

		294,255

	Telecommunication Services—9.4%
18,338	AT&T, Inc.	663,836
3,046	Sprint Corp. (Japan)(b)	20,499
9,216	Verizon Communications, Inc.	465,500

		1,149,835

	Utilities—8.0%
3,204	AES Corp. (The)	45,144
1,069	Ameren Corp.	38,676
1,427	American Electric Power Co., Inc.	66,841
910	Consolidated Edison, Inc.	52,980
1,298	Dominion Resources, Inc.	82,748
516	DTE Energy Co.	35,676
950	Edison International	46,579
796	Entergy Corp.	51,517
3,173	Exelon Corp.	90,557
1,573	FirstEnergy Corp.	59,570
956	NextEra Energy, Inc.	81,021
1,284	NRG Energy, Inc.	36,633
1,391	PG&E Corp.	58,213
1,728	Public Service Enterprise Group, Inc.	57,888
467	Sempra Energy	42,562
2,137	Southern Co. (The)	87,425
1,402	Xcel Energy, Inc.	40,462

		974,492

	Total Investments (Cost $10,786,459)—100.0%	12,240,693
	Other assets less liabilities—(0.0)%	(12)

	Net Assets—100.0%	$12,240,681

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	19.0
Consumer Discretionary	18.6
Industrials	17.5
Information Technology	12.7
Health Care	10.7
Energy	7.1
Consumer Staples	4.5
Materials	4.2
Utilities	4.1
Telecommunication Services	1.5
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—18.6%
1,343	Advance Auto Parts, Inc.	$133,199
457	AutoZone, Inc.(b)	198,653
4,209	Bed Bath & Beyond, Inc.(b)	325,440
1,608	BorgWarner, Inc.	165,833
11,384	Cablevision Systems Corp., Class A	177,021
4,440	CarMax, Inc.(b)	208,636
7,532	Dana Holding Corp.	147,627
4,153	Darden Restaurants, Inc.	214,004
5,379	DISH Network Corp., Class A	259,268
2,901	Dollar Tree, Inc.(b)	169,418
1,473	Expedia, Inc.	86,730
2,058	Family Dollar Stores, Inc.	141,755
3,373	Garmin Ltd.	157,688
16,558	Goodyear Tire & Rubber Co. (The)	347,387
10,368	Interpublic Group of Cos., Inc. (The)	174,182
7,598	Kohl’s Corp.	431,566
6,010	Mattel, Inc.	266,664
3,337	Nordstrom, Inc.	201,788
1,772	PetSmart, Inc.	128,931
1,831	Rent-A-Center, Inc.	62,694
1,746	Tiffany & Co.	138,231
1,452	VF Corp.	312,180
1,770	Visteon Corp.(b)	136,449
2,162	Wyndham Worldwide Corp.	143,557

		4,728,901

	Consumer Staples—4.5%
1,552	Brown-Forman Corp., Class B	113,265
2,414	Clorox Co. (The)	217,719
4,178	Dr Pepper Snapple Group, Inc.	197,828

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
1,484	Energizer Holdings, Inc.	$145,595
2,447	Hershey Co. (The)	242,840
2,317	Hormel Foods Corp.	100,697
1,777	McCormick & Co., Inc.,	122,880

		1,140,824

	Energy—7.1%
25,382	Alpha Natural Resources, Inc.(b)	177,674
1,557	Cimarex Energy Co.	164,030
5,716	CONSOL Energy, Inc.	208,634
3,562	Diamond Offshore Drilling, Inc.	220,595
6,718	Kinder Morgan, Inc.	237,213
2,538	Linn Co LLC	74,846
7,632	Noble Corp.	287,726
1,289	Oil States International, Inc.(b)	140,024
11,161	Peabody Energy Corp.	217,416
3,188	Superior Energy Services, Inc.(b)	85,534

		1,813,692

	Financials—19.0%
4,855	Ameriprise Financial, Inc.	488,122
2,583	Arthur J. Gallagher & Co.	122,563
2,726	Boston Properties, Inc. REIT	282,141
1,350	Camden Property Trust REIT	86,670
4,593	CBRE Group, Inc., Class A(b)	106,695
4,928	CIT Group, Inc.(b)	237,332
5,499	Equity Residential REIT	287,928
867	Federal Realty Investment Trust REIT	89,821
14,591	First Niagara Financial Group, Inc.	160,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Fundamental Pure Mid Core Portfolio (PXMC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,098	First Republic Bank	$107,145
5,665	Franklin Resources, Inc.	305,117
7,699	General Growth Properties, Inc. REIT	163,450
9,406	Invesco Ltd.(c)	317,452
755	Jones Lang LaSalle, Inc.	71,876
8,020	Kimco Realty Corp. REIT	172,270
2,081	Macerich Co. (The) REIT	123,216
2,101	Moody’s Corp.	148,457
2,976	MSCI, Inc.(b)	121,331
3,899	NASDAQ OMX Group, Inc. (The)	138,142
7,979	NYSE Euronext	351,236
13,221	People’s United Financial, Inc.	190,779
2,080	Raymond James Financial, Inc.	94,952
1,962	Rayonier, Inc. REIT	92,253
1,687	Regency Centers Corp. REIT	87,150
2,005	Reinsurance Group of America, Inc.	142,716
3,834	Vornado Realty Trust REIT	341,456

		4,831,209

	Health Care—10.7%
4,676	Agilent Technologies, Inc.	237,354
3,970	Becton, Dickinson and Co.	417,366
1,066	C.R. Bard, Inc.	145,211
3,251	DaVita HealthCare Partners, Inc.(b)	182,739
1,870	DENTSPLY International, Inc.	88,077
5,547	Forest Laboratories, Inc.(b)	260,875
1,733	Henry Schein, Inc.(b)	194,841
5,116	Hospira, Inc.(b)	207,300
2,020	Laboratory Corp. of America Holdings(b)	203,818
2,008	Owens & Minor, Inc.	75,139
4,267	Tenet Healthcare Corp.(b)	201,360
1,898	Universal Health Services, Inc., Class B	152,903
1,849	WellCare Health Plans, Inc.(b)	123,291
2,640	Zimmer Holdings, Inc.	230,921

		2,721,195

	Industrials—17.5%
4,391	ADT Corp. (The)(b)	190,438
2,785	AECOM Technology Corp.(b)	88,507
3,366	AGCO Corp.	196,507
1,067	Alliant Techsystems, Inc.	116,164
3,270	C.H. Robinson Worldwide, Inc.	195,350
1,086	Carlisle Cos., Inc.	78,931
3,617	Dover Corp.	332,004
1,215	EMCOR Group, Inc.	45,028
4,523	Fluor Corp.	335,697
2,782	Fortune Brands Home & Security, Inc.	119,849
959	Hubbell, Inc., Class B	103,131
6,265	Ingersoll-Rand PLC	423,075
2,702	Iron Mountain, Inc.	71,711
3,401	Jacobs Engineering Group, Inc.(b)	206,849
5,308	KBR, Inc.	183,338
3,359	Nielsen Holdings NV	132,479
3,316	Oshkosh Corp.(b)	157,808
3,190	Parker Hannifin Corp.	372,337
2,056	Rockwell Automation, Inc.	227,003
2,745	Rockwell Collins, Inc.	191,683

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,102	Snap-On, Inc.	$114,685
5,505	Spirit Aerosystems Holdings, Inc., Class A(b)	146,929
2,001	Timken Co. (The)	105,673
2,302	URS Corp.	124,814
749	W.W. Grainger, Inc.	201,459

		4,461,449

	Information Technology—12.7%
5,360	Adobe Systems, Inc.(b)	290,512
488	Alliance Data Systems Corp.(b)	115,685
4,628	Analog Devices, Inc.	228,160
2,196	Autodesk, Inc.(b)	87,642
6,811	CA, Inc.	216,317
4,849	Electronic Arts, Inc.(b)	127,286
4,704	Fidelity National Information Services, Inc.	229,320
2,289	Fiserv, Inc.(b)	239,727
3,623	Harris Corp.	224,481
10,606	Juniper Networks, Inc.(b)	197,696
3,214	Linear Technology Corp.	132,224
5,374	Maxim Integrated Products, Inc.	159,608
11,620	NVIDIA Corp.	176,392
6,945	Paychex, Inc.	293,496
4,627	SanDisk Corp.	321,577
4,002	Xilinx, Inc.	181,771

		3,221,894

	Materials—4.2%
1,360	Albemarle Corp.	90,019
3,325	Ball Corp.	162,559
2,663	Celanese Corp., Series A	149,155
1,240	International Flavors & Fragrances, Inc.	102,486
2,101	Reliance Steel & Aluminum Co.	153,982
1,015	Sherwin-Williams Co. (The)	190,820
4,138	Southern Copper Corp. (Mexico)	115,657
1,354	Valspar Corp. (The)	94,739

		1,059,417

	Telecommunication Services—1.5%
44,720	Frontier Communications Corp.	197,215
6,696	T-Mobile US, Inc. (Germany)(b)	185,680

		382,895

	Utilities—4.1%
3,777	American Water Works Co., Inc.	161,920
12,147	Calpine Corp.(b)	245,005
7,707	CMS Energy Corp.	211,634
5,401	Northeast Utilities	231,649
4,962	Wisconsin Energy Corp.	208,950

		1,059,158

	Total Common Stocks and Other Equity Interests (Cost $21,293,110)	25,420,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Fundamental Pure Mid Core Portfolio (PXMC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.3%
73,894	Premier Portfolio—Institutional Class(d) (Cost $73,894)	$73,894

	Total Investments (Cost $21,367,004)—100.2%	25,494,528
	Other assets less liabilities—(0.2)%	(53,693)

	Net Assets—100.0%	$25,440,835

Investment	Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Portfolio Composition
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	17.9
Industrials	16.8
Information Technology	14.9
Energy	13.2
Consumer Discretionary	12.2
Health Care	10.3
Materials	8.7
Consumer Staples	5.1
Telecommunication Services	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—12.2%
15,234	Coach, Inc.	$772,059
10,936	Discovery Communications, Inc., Class A(b)	972,429
24,153	Dollar General Corp.(b)	1,395,560
13,294	Jarden Corp.(b)	735,956
14,605	Las Vegas Sands Corp.	1,025,563
12,496	Lear Corp.	967,065
7,445	O’Reilly Automotive, Inc.(b)	921,766
3,863	PVH Corp.	481,214
3,209	Ralph Lauren Corp.	531,539
14,398	Ross Stores, Inc.	1,113,685
10,286	Wynn Resorts Ltd.	1,710,048

		10,626,884

	Consumer Staples—5.1%
7,891	Church & Dwight Co., Inc.	514,099
9,776	Estee Lauder Cos., Inc. (The), Class A	693,705
6,250	Ingredion, Inc.	411,000
7,850	J.M. Smucker Co. (The)	872,998
8,263	Mead Johnson Nutrition Co.	674,757
20,399	Whole Foods Market, Inc.	1,287,789

		4,454,348

	Energy—13.2%
18,150	Cameron International Corp.(b)	995,709
5,259	Concho Resources, Inc.(b)	581,698
44,824	Denbury Resources, Inc.(b)	851,208
11,278	EQT Corp.	965,509
12,151	FMC Technologies, Inc.(b)	614,233
8,832	Helmerich & Payne, Inc.	684,922
18,129	HollyFrontier Corp.	835,022
23,836	Noble Energy, Inc.	1,786,031

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
6,152	Pioneer Natural Resources Co.	$1,259,806
22,020	QEP Resources, Inc.	727,981
5,166	Range Resources Corp.	391,118
24,632	Southwestern Energy Co.(b)	916,803
11,864	Whiting Petroleum Corp.(b)	793,583
4,724	World Fuel Services Corp.	180,221

		11,583,844

	Financials—17.9%
2,649	Affiliated Managers Group, Inc.(b)	523,019
6,716	Alexandria Real Estate Equities, Inc. REIT	441,778
25,005	American Capital Agency Corp. REIT	543,109
7,828	AvalonBay Communities, Inc. REIT	978,891
14,294	BioMed Realty Trust, Inc. REIT	284,736
179,554	Chimera Investment Corp. REIT	544,049
7,830	Digital Realty Trust, Inc. REIT	373,178
2,616	Essex Property Trust, Inc. REIT	421,176
32,330	HCP, Inc. REIT	1,341,695
15,632	Health Care REIT, Inc.	1,013,735
3,352	IntercontinentalExchange, Inc.(b)	646,031
19,661	Leucadia National Corp.	557,193
47,106	MFA Financial, Inc. REIT	349,055
40,789	Prologis, Inc. REIT	1,629,521
8,266	Public Storage REIT	1,380,174
8,898	Realty Income Corp. REIT	370,602
16,711	Senior Housing Properties Trust REIT	411,759
8,452	SL Green Realty Corp. REIT	799,306
15,056	T. Rowe Price Group, Inc.	1,165,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
24,766	UDR, Inc. REIT	$614,444
19,460	Ventas, Inc. REIT	1,269,570

		15,658,506

	Health Care—10.3%
8,873	Actavis PLC(b)	1,371,588
9,563	Cerner Corp.(b)	535,815
16,299	Endo Health Solutions, Inc.(b)	712,755
25,605	Hologic, Inc.(b)	573,296
969	Intuitive Surgical, Inc.(b)	359,984
14,804	Life Technologies Corp.(b)	1,114,889
25,412	Mylan, Inc.(b)	962,353
24,426	St. Jude Medical, Inc.	1,401,808
21,255	Stryker Corp.	1,569,894
6,152	Varian Medical Systems, Inc.(b)	446,512

		9,048,894

	Industrials—16.8%
10,880	AMETEK, Inc.	520,391
7,996	B/E Aerospace, Inc.(b)	648,955
14,833	Cummins, Inc.	1,884,088
7,437	Equifax, Inc.	480,951
17,762	Expeditors International of Washington, Inc.	804,441
10,901	Fastenal Co.	542,870
11,883	Flowserve Corp.	825,512
10,371	Joy Global, Inc.	588,554
5,661	Kansas City Southern	687,925
7,137	Pall Corp.	574,671
7,469	Precision Castparts Corp.	1,893,018
23,149	Quanta Services, Inc.(b)	699,331
26,590	Republic Services, Inc.	889,967
4,511	Roper Industries, Inc.	572,040
17,469	Stanley Black & Decker, Inc.	1,381,623
3,312	TransDigm Group, Inc.	481,598
21,512	United Continental Holdings, Inc.(b)	730,332
13,737	Xylem, Inc.	473,927

		14,680,194

	Information Technology—14.9%
36,553	Activision Blizzard, Inc.	608,242
16,342	Altera Corp.	549,091
7,283	Amphenol Corp., Class A	584,752
28,793	Broadcom Corp., Class A	769,349
73,563	Brocade Communications Systems, Inc.(b)	589,975
6,960	Citrix Systems, Inc.(b)	395,189
11,234	Cognizant Technology Solutions Corp., Class A(b)	976,572
18,263	First Solar, Inc.(b)	918,081
11,600	Intuit, Inc.	828,356
12,983	KLA-Tencor Corp.	851,685
13,605	Lam Research Corp.(b)	737,799
27,130	NetApp, Inc.	1,052,915
53,300	ON Semiconductor Corp.(b)	376,298
11,278	Synopsys, Inc.(b)	411,083
7,354	Teradata Corp.(b)	324,091
28,477	Western Digital Corp.	1,982,853
62,030	Western Union Co. (The)	1,055,751

		13,012,082

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—8.7%
5,784	Airgas, Inc.	$630,861
4,720	CF Industries Holdings, Inc.	1,017,632
42,949	Cliffs Natural Resources, Inc.	1,102,930
14,853	Ecolab, Inc.	1,574,418
7,792	FMC Corp.	566,946
27,384	Mosaic Co. (The)	1,255,556
6,348	Rock-Tenn Co., Class A	679,300
7,053	Sigma-Aldrich Corp.	609,591
12,892	Walter Energy, Inc.	204,854

		7,642,088

	Telecommunication Services—0.8%
8,810	Crown Castle International Corp.(b)	669,736

	Total Common Stocks and Other Equity Interests (Cost $72,751,952)	87,376,576

	Money Market Fund—0.2%
145,237	Premier Portfolio—Institutional Class(c) (Cost $145,237)	145,237

	Total Investments (Cost $72,897,189)—100.1%	87,521,813
	Other assets less liabilities—(0.1)%	(91,248)

	Net Assets—100.0%	$87,430,565

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Portfolio Composition
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	22.0
Consumer Discretionary	20.7
Industrials	12.3
Information Technology	11.0
Utilities	9.5
Materials	8.1
Consumer Staples	6.9
Energy	4.4
Health Care	3.7
Telecommunication Services	1.4
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—20.7%
2,006	Abercrombie & Fitch Co., Class A	$75,185
4,124	American Eagle Outfitters, Inc.	63,881
6,551	Apollo Group, Inc., Class A(b)	174,846
2,417	Autoliv, Inc.	215,669
3,143	AutoNation, Inc.(b)	151,587
2,347	Big Lots, Inc.(b)	85,337
7,452	Carnival Corp.	258,212
905	Charter Communications, Inc., Class A(b)	121,487
4,477	D.R. Horton, Inc.	84,839
1,578	Domino’s Pizza, Inc.	105,821
3,167	Foot Locker, Inc.	109,895
7,485	GameStop Corp., Class A	410,328
9,196	Gannett Co., Inc.	254,453
5,607	Gap, Inc. (The)	207,403
3,307	Genuine Parts Co.	260,691
5,548	H&R Block, Inc.	157,785
2,176	Hanesbrands, Inc.	148,229
3,350	Harley-Davidson, Inc.	214,534
2,678	Hasbro, Inc.	138,319
6,696	International Game Technology	125,885
13,497	J.C. Penney Co., Inc.(b)	101,228
6,640	L Brands, Inc.	415,730
3,602	Leggett & Platt, Inc.	107,124
1,882	Lennar Corp., Class A	66,905
12,814	Liberty Interactive Corp., Class A(b)	345,465
3,231	Marriott International, Inc., Class A	145,653
14,082	MGM Resorts International(b)	268,121
1,147	Mohawk Industries, Inc.(b)	151,886
6,441	Newell Rubbermaid, Inc.	190,847

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
72	NVR, Inc.(b)	$66,047
33,058	Office Depot, Inc.(b)	184,794
6,731	OfficeMax, Inc.	100,830
5,441	Omnicom Group, Inc.	370,587
1,408	Penn National Gaming, Inc.(b)	82,382
3,230	PulteGroup, Inc.(b)	57,010
4,259	Royal Caribbean Cruises Ltd.	179,048
4,956	Sears Holdings Corp.(b)	287,844
4,366	Service Corp. International	78,632
2,611	Starwood Hotels & Resorts Worldwide, Inc.	192,222
2,389	Tenneco, Inc.(b)	126,784
2,025	Toll Brothers, Inc.(b)	66,582
4,651	TRW Automotive Holdings Corp.(b)	349,337
164	Washington Post Co. (The), Class B	105,504
2,632	Whirlpool Corp.	384,298

		7,789,246

	Consumer Staples—6.9%
14,186	Avon Products, Inc.	248,255
2,751	Beam, Inc.	185,142
3,903	Campbell Soup Co.	166,151
6,531	Coca-Cola Enterprises, Inc.	272,538
2,299	Constellation Brands, Inc., Class A(b)	150,125
7,400	Dean Foods Co.(b)	144,300
7,497	Hillshire Brands Co.	246,126
3,731	Molson Coors Brewing Co., Class B	201,474
86,475	Rite Aid Corp.(b)	460,912
12,040	Tyson Foods, Inc., Class A	333,147
9,173	WhiteWave Foods Co., Class A(b)	183,552

		2,591,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—4.4%
21,918	Arch Coal, Inc.	$92,932
1,870	Energen Corp.	146,459
2,542	Exterran Holdings, Inc.(b)	72,574
3,023	Helix Energy Solutions Group, Inc.(b)	71,524
9,316	McDermott International, Inc.(b)	65,864
6,562	Newfield Exploration Co.(b)	199,813
3,847	Patterson-UTI Energy, Inc.	93,328
2,915	Rowan Cos. PLC, Class A(b)	105,173
989	SEACOR Holdings, Inc.	96,724
4,809	Tesoro Corp.	235,112
1,595	Tidewater, Inc.	96,051
1,377	Unit Corp.(b)	70,792
14,309	WPX Energy, Inc.(b)	316,801

		1,663,147

	Financials—22.0%
5,189	American Capital Ltd.(b)	72,698
2,718	American Financial Group, Inc.	152,915
101	American National Insurance Co.	10,208
3,451	Apartment Investment & Management Co., Class A REIT	96,559
6,045	Associated Banc-Corp.	98,292
4,491	Assurant, Inc.	262,634
5,041	Brandywine Realty Trust REIT	71,733
9,292	CapitalSource, Inc.	121,539
3,098	CBL & Associates Properties, Inc. REIT	61,371
4,243	Cincinnati Financial Corp.	212,150
9,022	CNO Financial Group, Inc.	140,563
6,233	Comerica, Inc.	269,889
1,846	Commerce Bancshares, Inc.	84,934
2,952	CommonWealth REIT	71,940
1,276	Cullen/Frost Bankers, Inc.	90,328
4,334	DDR Corp. REIT	73,461
7,028	Duke Realty Corp. REIT	116,454
11,054	E*TRADE Financial Corp.(b)	186,923
3,334	Federated Investors, Inc., Class B	90,418
6,148	Fidelity National Financial, Inc., Class A	173,066
2,904	First American Financial Corp.	75,097
7,659	First Horizon National Corp.	81,568
5,670	Fulton Financial Corp.	69,231
1,630	Hanover Insurance Group, Inc. (The)	95,420
2,497	HCC Insurance Holdings, Inc.	113,988
4,597	Hospitality Properties Trust REIT	135,060
13,009	Host Hotels & Resorts, Inc. REIT	241,317
20,120	Hudson City Bancorp, Inc.	180,678
25,696	Huntington Bancshares, Inc.	226,125
726	Kemper Corp.	26,877
4,847	Legg Mason, Inc.	186,464
2,932	Liberty Property Trust REIT	109,041
2,756	M&T Bank Corp.	310,133
2,968	Mack-Cali Realty Corp. REIT	61,022
183	Markel Corp.(b)	96,930
5,127	McGraw Hill Financial, Inc.	357,249
16,574	New York Community Bancorp, Inc.	268,665
4,960	Northern Trust Corp.	279,843
10,308	Old Republic International Corp.	173,071

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,274	PHH Corp.(b)	$126,840
5,290	Piedmont Office Realty Trust, Inc., Class A REIT	97,759
2,876	Plum Creek Timber Co., Inc. REIT	130,570
9,475	Principal Financial Group, Inc.	449,683
3,106	Protective Life Corp.	143,124
10,308	SLM Corp.	261,514
1,322	StanCorp Financial Group, Inc.	77,866
31,711	Synovus Financial Corp.	103,061
5,160	TCF Financial Corp.	78,329
2,528	Torchmark Corp.	184,190
10,620	Unum Group	337,079
6,459	Valley National Bancorp	62,975
2,781	W.R. Berkley Corp.	122,114
2,368	Weingarten Realty Investors REIT	75,137
42	White Mountains Insurance Group Ltd.	24,531
9,216	XL Group PLC	281,733
6,150	Zions Bancorp.	174,476

		8,276,835

	Health Care—3.7%
5,020	CareFusion Corp.(b)	194,625
5,296	Community Health Systems, Inc.	231,064
20,483	Health Management Associates, Inc., Class A(b)	262,592
4,839	Health Net, Inc.(b)	147,106
1,912	LifePoint Hospitals, Inc.(b)	98,736
3,349	Omnicare, Inc.	184,697
3,472	Quest Diagnostics, Inc.	208,008
891	Teleflex, Inc.	82,132

		1,408,960

	Industrials—12.3%
1,559	Alaska Air Group, Inc.	110,159
6,881	Avis Budget Group, Inc.(b)	215,582
2,084	Cintas Corp.	112,057
1,928	Con-way, Inc.	79,434
6,891	Delta Air Lines, Inc.	181,785
5,153	Exelis, Inc.	84,973
1,252	GATX Corp.	64,541
2,463	General Cable Corp.	81,107
3,099	Harsco Corp.	86,400
10,661	Hertz Global Holdings, Inc.(b)	244,776
1,790	Huntington Ingalls Industries, Inc.	128,074
4,968	ITT Corp.	197,379
12,045	JetBlue Airways Corp.(b)	85,399
3,890	L-3 Communications Holdings, Inc.	390,750
4,075	Manpowergroup, Inc.	318,257
8,653	Masco Corp.	182,838
4,142	Navistar International Corp.(b)	149,775
3,561	Owens Corning(b)	127,947
14,441	Pitney Bowes, Inc.	308,171
16,009	R.R. Donnelley & Sons Co.	297,287
2,021	Robert Half International, Inc.	77,869
2,319	Ryder System, Inc.	152,660
1,304	SPX Corp.	118,286
3,395	Terex Corp.(b)	118,655
7,712	Textron, Inc.	222,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Fundamental Pure Mid Value Portfolio (PXMV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,798	Trinity Industries, Inc.	$91,033
1,558	United Rentals, Inc.(b)	100,631
9,724	US Airways Group, Inc.(b)	213,636
1,172	WESCO International, Inc.(b)	100,159

		4,641,648

	Information Technology—11.0%
40,185	Advanced Micro Devices, Inc.(b)	134,218
3,223	Amdocs Ltd.	123,924
956	Anixter International, Inc.(b)	81,728
3,681	AOL, Inc.(b)	133,399
4,215	Arrow Electronics, Inc.(b)	202,404
6,893	Avnet, Inc.(b)	273,652
5,487	Computer Sciences Corp.	270,290
4,875	CoreLogic, Inc.(b)	162,191
2,311	Diebold, Inc.	69,238
873	Insight Enterprises, Inc.(b)	18,394
8,314	Jabil Circuit, Inc.	173,430
3,913	Leidos Holdings, Inc.	184,263
3,276	Lexmark International, Inc., Class A	116,462
3,696	Microchip Technology, Inc.	158,780
2,992	Molex, Inc.	115,491
4,364	Motorola Solutions, Inc.	272,837
3,033	NCR Corp.(b)	110,856
3,332	Sanmina Corp.(b)	48,514
2,236	Science Applications International Corp.	78,819
6,670	Seagate Technology PLC	324,696
10,276	Symantec Corp.	233,676
909	SYNNEX Corp.(b)	55,722
1,855	Tech Data Corp.(b)	96,571
4,061	Total System Services, Inc.	121,140
2,633	Unisys Corp.(b)	69,380
5,503	Vishay Intertechnology, Inc.(b)	67,522
14,078	Yahoo!, Inc.(b)	463,589

		4,161,186

	Materials—8.1%
3,309	Allegheny Technologies, Inc.	109,528
1,841	Ashland, Inc.	170,384
3,428	Avery Dennison Corp.	161,527
2,782	Bemis Co., Inc.	111,002
1,826	Cabot Corp.	85,110
6,535	Commercial Metals Co.	119,983
3,671	Crown Holdings, Inc.(b)	160,056
889	Cytec Industries, Inc.	73,867
2,250	Eastman Chemical Co.	177,277
6,921	Huntsman Corp.	160,706
708	Martin Marietta Materials, Inc.	69,448
4,939	MeadWestvaco Corp.	172,124
6,491	Owens-Illinois, Inc.(b)	206,349
1,754	Packaging Corp. of America	109,239
1,427	Rockwood Holdings, Inc.	90,258
3,081	RPM International, Inc.	119,296
1,452	Scotts Miracle-Gro Co. (The), Class A	85,261
5,724	Sealed Air Corp.	172,750
2,487	Sonoco Products Co.	101,072

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
8,197	Steel Dynamics, Inc.	$147,300
12,034	United States Steel Corp.	299,526
2,772	Vulcan Materials Co.	148,441

		3,050,504

	Telecommunication Services—1.4%
36,366	NII Holdings, Inc.(b)	125,099
4,160	Telephone & Data Systems, Inc.	129,709
33,094	Windstream Holdings, Inc.	282,954

		537,762

	Utilities—9.5%
2,713	AGL Resources, Inc.	129,844
2,717	Alliant Energy Corp.	141,882
2,489	Atmos Energy Corp.	110,188
14,268	CenterPoint Energy, Inc.	350,993
4,845	Great Plains Energy, Inc.	113,567
1,944	Hawaiian Electric Industries, Inc.	51,652
2,090	Integrys Energy Group, Inc.	122,641
3,922	MDU Resources Group, Inc.	116,797
1,714	National Fuel Gas Co.	122,637
9,546	NiSource, Inc.	300,890
6,983	NV Energy, Inc.	165,776
4,791	OGE Energy Corp.	176,788
5,493	ONEOK, Inc.	310,354
11,762	Pepco Holdings, Inc.	226,771
3,431	Pinnacle West Capital Corp.	192,239
2,814	PNM Resources, Inc.	67,311
2,554	Portland General Electric Co.	73,300
4,162	Questar Corp.	98,473
3,398	SCANA Corp.	158,449
8,074	TECO Energy, Inc.	138,631
3,684	UGI Corp.	152,407
2,027	Vectren Corp.	70,783
3,539	Westar Energy, Inc.	111,868
1,739	WGL Holdings, Inc.	78,272

		3,582,513

	Total Investments (Cost $30,254,665)—100.0%	37,703,523
	Other assets less liabilities—0.0%	11,637

	Net Assets—100.0%	$37,715,160

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Portfolio Composition
PowerShares Fundamental Pure Small Core Portfolio (PXSC)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	20.6
Industrials	17.4
Consumer Discretionary	16.4
Information Technology	13.4
Health Care	8.9
Consumer Staples	6.3
Energy	6.3
Materials	6.1
Utilities	2.6
Telecommunication Services	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—16.4%
2,064	American Axle & Manufacturing Holdings, Inc.(b)	$38,411
301	Ascent Capital Group, Inc., Class A(b)	25,410
718	Bally Technologies, Inc.(b)	52,515
201	Blue Nile, Inc.(b)	8,255
535	Bravo Brio Restaurant Group, Inc.(b)	7,988
1,100	Buckle, Inc. (The)	53,834
2,217	Burger King Worldwide, Inc.	46,956
1,042	Cabela’s, Inc.(b)	61,811
442	Capella Education Co.(b)	26,927
289	Carriage Services, Inc.	5,806
1,027	Carter’s, Inc.	71,017
138	Cavco Industries, Inc.(b)	8,083
3,338	Chico’s FAS, Inc.	57,247
407	Choice Hotels International, Inc.	18,962
294	Churchill Downs, Inc.	25,258
3,316	Cinemark Holdings, Inc.	108,798
644	Core-Mark Holding Co., Inc.	45,550
422	Destination Maternity Corp.	13,183
1,814	DeVry, Inc.	65,123
2,323	Digital Generation, Inc.(b)	29,386
434	DineEquity, Inc.	35,618
2,677	DreamWorks Animation SKG, Inc., Class A(b)	91,660
1,050	Dunkin’ Brands Group, Inc.	50,064
229	Einstein Noah Restaurant Group, Inc.	4,085
846	Genesco, Inc.(b)	57,621
3,459	Gentex Corp.	101,833
589	G-III Apparel Group Ltd.(b)	33,408
440	Gordmans Stores, Inc.	4,356
2,912	Guess?, Inc.	91,000

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
379	Hibbett Sports, Inc.(b)	$22,107
1,841	Hillenbrand, Inc.	51,953
651	HSN, Inc.	34,112
338	Ignite Restaurant Group, Inc.(b)	5,428
1,514	John Wiley & Sons, Inc., Class A	76,139
871	Jos. A. Bank Clothiers, Inc.(b)	41,791
808	Krispy Kreme Doughnuts, Inc.(b)	19,602
1,139	LeapFrog Enterprises, Inc.(b)	9,750
1,204	Life Time Fitness, Inc.(b)	54,686
1,236	Lions Gate Entertainment Corp.(b)	42,741
264	Loral Space & Communications, Inc.	18,842
834	Madison Square Garden Co. (The), Class A(b)	50,474
1,237	Marriott Vacations Worldwide Corp.(b)	61,949
568	MDC Partners, Inc., Class A (Canada)	17,511
906	Outerwall, Inc.(b)	58,872
588	Overstock.com, Inc.(b)	13,777
577	PetMed Express, Inc.	8,563
1,149	Pier 1 Imports, Inc.	23,991
80	Remy International, Inc.	1,762
2,455	Sally Beauty Holdings, Inc.(b)	64,616
967	Select Comfort Corp.(b)	17,715
983	Six Flags Entertainment Corp.	36,971
1,143	Smith & Wesson Holding Corp.(b)	12,322
1,279	Sotheby’s	66,380
723	Strayer Education, Inc.	28,580
756	Tempur-Sealy International, Inc.(b)	28,993
207	Tilly’s, Inc., Class A(b)	3,014
1,068	Tupperware Brands Corp.	95,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
497	Universal Electronics, Inc.(b)	$19,338
654	Vail Resorts, Inc.	46,074
2,244	Valassis Communications, Inc.	61,396
1,712	Weight Watchers International, Inc. (Luxembourg)	54,972
12,347	Wendy’s Co. (The)	107,295
998	Wolverine World Wide, Inc.	57,625
569	Zumiez, Inc.(b)	16,865

		2,572,117

	Consumer Staples—6.3%
66	Alico, Inc.	2,637
1,054	Andersons, Inc. (The)	78,186
303	Calavo Growers, Inc.	8,996
577	Cal-Maine Foods, Inc.	29,271
1,609	Casey’s General Stores, Inc.	117,264
1,098	Diamond Foods, Inc.(b)	26,802
3,978	Flowers Foods, Inc.	100,803
637	Hain Celestial Group, Inc. (The)(b)	53,018
340	Inter Parfums, Inc.	11,954
281	J & J Snack Foods Corp.	24,045
1,075	Nu Skin Enterprises, Inc., Class A	125,700
669	Sanderson Farms, Inc.	42,288
7	Seaboard Corp.	19,110
711	Spectrum Brands Holdings, Inc.	46,869
1,270	Susser Holdings Corp.(b)	69,647
1,086	TreeHouse Foods, Inc.(b)	79,560
1,641	United Natural Foods, Inc.(b)	117,249
160	USANA Health Sciences, Inc.(b)	10,917
317	WD-40 Co.	22,979
521	WhiteWave Foods Co., Class A(b)	10,425

		997,720

	Energy—6.3%
2,042	Abraxas Petroleum Corp.(b)	5,901
972	Berry Petroleum Co., Class A	46,413
970	Bristow Group, Inc.	78,056
816	Carrizo Oil & Gas, Inc.(b)	35,773
269	Clayton Williams Energy, Inc.(b)	20,936
1,411	Dresser-Rand Group, Inc.(b)	85,747
464	Dril-Quip, Inc.(b)	54,483
698	Goodrich Petroleum Corp.(b)	16,326
1,521	Green Plains Renewable Energy, Inc.	24,534
1,052	Matrix Service Co.(b)	21,871
437	Mitcham Industries, Inc.(b)	7,272
98	Panhandle Oil and Gas, Inc., Class A	3,290
688	PDC Energy, Inc.(b)	46,653
732	Rosetta Resources, Inc.(b)	43,876
1,205	SemGroup Corp., Class A	72,770
1,228	SM Energy Co.	108,813
1,320	Targa Resources Corp.	102,379
5,103	Ultra Petroleum Corp.(b)	93,691
1,623	VAALCO Energy, Inc.(b)	8,553
2,997	Warren Resources, Inc.(b)	9,381
2,395	Western Refining, Inc.	77,287
2,999	Willbros Group, Inc.(b)	29,270

		993,275

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—20.6%
967	Acadia Realty Trust REIT	$25,790
183	American Capital Mortgage Investment Corp. REIT	3,497
9,940	Anworth Mortgage Asset Corp. REIT	48,805
181	Apollo Residential Mortgage, Inc. REIT	2,726
688	Bancorp, Inc. (The)(b)	11,125
136	Bank of Kentucky Financial Corp. (The)	3,918
125	Bank of Marin Bancorp	5,319
999	BankUnited, Inc.	30,739
1,330	BBCN Bancorp, Inc.	19,724
699	Berkshire Hills Bancorp, Inc.	17,734
184	BNC Bancorp	2,412
1,809	BRE Properties, Inc. REIT	98,789
147	Bridge Bancorp, Inc.	3,394
2,222	Brown & Brown, Inc.	70,948
332	Bryn Mawr Bank Corp.	9,250
5,810	Capitol Federal Financial, Inc.	73,613
5,792	Capstead Mortgage Corp. REIT	68,519
840	Cash America International, Inc.	33,138
242	Center Bancorp, Inc.	3,620
578	Centerstate Banks, Inc.	5,699
838	Citizens, Inc.(b)	7,039
142	CNB Financial Corp.	2,841
386	Cohen & Steers, Inc.	14,807
1,153	Columbia Banking System, Inc.	29,621
1,226	Community Bank System, Inc.	44,516
3,042	Corporate Office Properties Trust REIT	74,833
2,374	Corrections Corp. of America REIT	87,838
2,168	CubeSmart REIT	39,609
1,650	DFC Global Corp.(b)	19,965
90	Diamond Hill Investment Group	9,924
3,137	Douglas Emmett, Inc. REIT	78,205
3,250	East West Bancorp, Inc.	109,493
648	EastGroup Properties, Inc. REIT	41,252
1,922	Eaton Vance Corp.	80,359
1,972	Education Realty Trust, Inc. REIT	18,024
567	Encore Capital Group, Inc.(b)	27,698
330	Enterprise Financial Services Corp.	5,950
1,420	EPR Properties REIT	72,945
1,580	Equity One, Inc. REIT	38,094
501	Erie Indemnity Co., Class A	35,982
2,296	First Financial Bancorp	35,634
621	First Financial Bankshares, Inc.	38,198
300	First Financial Holdings, Inc.	17,979
1,860	First Industrial Realty Trust, Inc. REIT(b)	33,610
135	First of Long Island Corp. (The)	5,312
2,074	First Potomac Realty Trust REIT	25,489
1,048	Flushing Financial Corp.	21,054
118	GAMCO Investors, Inc., Class A	8,438
244	German American Bancorp, Inc.	6,632
809	Getty Realty Corp. REIT	15,517
772	Gladstone Investment Corp.	5,458
2,918	Glimcher Realty Trust REIT	29,910
595	Greenhill & Co., Inc.	30,524
266	Heritage Financial Corp.	4,291
4,757	Hersha Hospitality Trust REIT	26,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
271	Home Federal Bancorp, Inc.	$4,225
1,237	Home Properties, Inc. REIT	74,603
668	Independent Bank Corp.	23,968
1,233	Kilroy Realty Corp. REIT	65,546
510	Lakeland Financial Corp.	18,151
2,370	LaSalle Hotel Properties REIT	73,589
5,124	Lexington Realty Trust REIT	59,951
1,740	LPL Financial Holdings, Inc.	70,888
525	LTC Properties, Inc. REIT	20,711
467	Manning & Napier, Inc.	7,752
211	Marlin Business Services Corp.	5,817
3,060	Meadowbrook Insurance Group, Inc.	20,318
417	Medley Capital Corp.	5,813
907	Mid-America Apartment Communities, Inc. REIT	60,225
134	MidWestOne Financial Group, Inc.	3,540
851	Monmouth Real Estate Investment Corp., Class A REIT	7,846
237	National Health Investors, Inc. REIT	14,817
167	National Interstate Corp.	4,364
693	New York Mortgage Trust, Inc. REIT	4,449
477	NewStar Financial, Inc.(b)	8,305
289	Nicholas Financial, Inc.	4,638
5,353	NorthStar Realty Finance Corp. REIT	49,943
210	OmniAmerican Bancorp, Inc.(b)	4,603
283	Pacific Premier Bancorp, Inc.(b)	3,937
804	Park Sterling Corp.	5,234
956	Pinnacle Financial Partners, Inc.(b)	29,636
1,055	Post Properties, Inc. REIT	48,256
1,694	PrivateBancorp, Inc.	41,266
1,394	ProAssurance Corp.	63,176
416	PS Business Parks, Inc. REIT	33,900
4,485	Resource Capital Corp. REIT	27,583
694	Rockville Financial, Inc.	9,126
1,118	Ryman Hospitality Properties, Inc. REIT	41,265
535	Safeguard Scientifics, Inc.(b)	9,336
296	Saul Centers, Inc. REIT	13,912
2,314	SEI Investments Co.	76,802
337	Select Income REIT	9,284
681	Southside Bancshares, Inc.	18,591
649	Sovran Self Storage, Inc. REIT	49,642
1,308	Spirit Realty Capital, Inc. REIT	13,682
550	St. Joe Co. (The)(b)	10,269
1,221	Summit Hotel Properties, Inc. REIT	11,221
596	Sun Communities, Inc. REIT	26,564
824	Taubman Centers, Inc. REIT	54,211
3,930	TD Ameritrade Holding Corp.	107,132
1,205	TFS Financial Corp.(b)	14,629
547	Thomas Properties Group, Inc.	3,720
2,416	Tower Group International Ltd.	8,770
1,070	UMB Financial Corp.	63,044
437	United Financial Bancorp, Inc.	6,852
139	Universal Health Realty Income Trust REIT	6,105
2,328	Washington REIT	61,017
233	Washington Banking Co.	3,963
1,498	Western Alliance Bancorp(b)	31,683
337	Whitestone REIT	4,647

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
340	World Acceptance Corp.(b)	$35,401

		3,240,690

	Health Care—8.9%
3,774	Alere, Inc.(b)	127,297
497	Almost Family, Inc.	9,557
221	Analogic Corp.	20,383
999	AngioDynamics, Inc.(b)	15,704
453	ArthroCare Corp.(b)	16,960
551	Bio-Rad Laboratories, Inc., Class A(b)	68,060
2,060	BioScrip, Inc.(b)	14,441
2,416	Brookdale Senior Living, Inc.(b)	65,425
350	Capital Senior Living Corp.(b)	7,763
443	Chemed Corp.	30,044
288	Chindex International, Inc.(b)	4,847
208	Computer Programs & Systems, Inc.	11,864
600	Cooper Cos., Inc. (The)	77,526
271	CorVel Corp.(b)	11,274
1,300	Covance, Inc.(b)	116,038
742	CryoLife, Inc.	6,671
143	Cynosure, Inc., Class A(b)	3,090
909	Emergent Biosolutions, Inc.(b)	17,753
306	Exactech, Inc.(b)	6,946
940	Greatbatch, Inc.(b)	35,833
914	Haemonetics Corp.(b)	37,072
1,002	Hanger, Inc.(b)	36,773
2,450	HealthSouth Corp.	86,020
235	ICU Medical, Inc.(b)	14,523
545	Integra LifeSciences Holdings(b)	24,950
245	Landauer, Inc.	11,858
669	LHC Group, Inc.(b)	13,781
848	Meridian Bioscience, Inc.	20,963
1,219	Merit Medical Systems, Inc.(b)	19,492
1,609	Molina Healthcare, Inc.(b)	50,909
757	Natus Medical, Inc.(b)	14,936
647	Nektar Therapeutics(b)	6,153
597	OraSure Technologies, Inc.(b)	3,892
2,488	Patterson Cos., Inc.	105,765
8,416	PDL BioPharma, Inc.	68,085
812	Rigel Pharmaceuticals, Inc.(b)	2,509
3,361	Select Medical Holdings Corp.	28,501
934	Targacept, Inc.(b)	4,437
2,967	VCA Antech, Inc.(b)	84,411
1,440	West Pharmaceutical Services, Inc.	69,624
975	Wright Medical Group, Inc.(b)	26,491

		1,398,621

	Industrials—17.4%
1,433	A.O. Smith Corp.	74,014
466	AAON, Inc.	12,587
2,457	AAR Corp.	71,941
1,380	Actuant Corp.	51,833
1,267	Aegion Corp.(b)	25,973
620	Aerovironment, Inc.(b)	16,808
757	Altra Holdings, Inc.	22,990
227	American Science & Engineering, Inc.	14,932
1,010	API Technologies Corp.(b)	2,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,115	Applied Industrial Technologies, Inc.	$52,751
3,198	Babcock & Wilcox Co. (The)	103,008
139	Barrett Business Services, Inc.	11,574
1,219	Beacon Roofing Supply, Inc.(b)	42,311
1,390	Blount International, Inc.(b)	16,930
410	Chart Industries, Inc.(b)	44,063
862	CLARCOR, Inc.	50,410
1,333	Copart, Inc.(b)	42,963
452	Cubic Corp.	23,730
2,017	Donaldson Co., Inc.	79,893
1,017	Douglas Dynamics, Inc.	15,428
1,051	Dun & Bradstreet Corp. (The)	114,338
407	Dynamic Materials Corp.	8,995
1,672	EnerSys	110,937
615	ESCO Technologies, Inc.	22,189
997	Esterline Technologies Corp.(b)	79,920
211	Exponent, Inc.	15,954
1,598	Flow International Corp.(b)	6,376
482	Forward Air Corp.	19,511
690	Franklin Electric Co., Inc.	26,116
1,369	Furmanite Corp.(b)	15,401
1,406	GenCorp, Inc.(b)	23,621
791	Generac Holdings, Inc.	39,036
327	Gorman-Rupp Co. (The)	13,322
296	GP Strategies Corp.(b)	8,294
865	Graco, Inc.	66,830
1,714	Great Lakes Dredge & Dock Corp.	13,918
1,177	Healthcare Services Group, Inc.	32,238
1,861	Hexcel Corp.(b)	78,739
1,117	Hub Group, Inc., Class A(b)	41,027
675	Huron Consulting Group, Inc.(b)	39,535
92	Hyster-Yale Materials Handling, Inc.	7,216
921	ICF International, Inc.(b)	31,885
1,635	IDEX Corp.	113,060
1,395	Interface, Inc.	28,249
930	Kaman Corp.	34,577
1,622	KAR Auction Services, Inc.	48,206
2,918	Kratos Defense & Security Solutions, Inc.(b)	24,745
844	Landstar System, Inc.	46,665
1,531	Lincoln Electric Holdings, Inc.	106,006
336	LMI Aerospace, Inc.(b)	5,275
916	Macquarie Infrastructure Co. LLC (Australia)	50,298
850	Marten Transport Ltd.	14,994
669	Nordson Corp.	48,228
1,310	Old Dominion Freight Line, Inc.(b)	61,439
66	Preformed Line Products Co.	5,545
397	RBC Bearings, Inc.(b)	27,310
948	Regal-Beloit Corp.	69,517
3,152	Swift Transportation Co.(b)	68,682
954	TAL International Group, Inc.(b)	46,088
479	Taser International, Inc.(b)	8,512
848	Teledyne Technologies, Inc.(b)	75,319
416	Tennant Co.	25,247
1,764	Tetra Tech, Inc.(b)	46,093
207	TRC Cos., Inc.(b)	1,592
327	UniFirst Corp.	33,622

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
429	US Ecology, Inc.	$15,251
840	WABCO Holdings, Inc.(b)	71,971
703	Watsco, Inc.	66,989

		2,735,966

	Information Technology—13.4%
408	ACI Worldwide, Inc.(b)	22,489
945	Actuate Corp.(b)	7,569
1,724	ADTRAN, Inc.	40,479
551	Alpha & Omega Semiconductor Ltd.(b)	4,055
10,156	Atmel Corp.(b)	73,936
222	Badger Meter, Inc.	11,546
643	Blackbaud, Inc.	23,148
631	Blucora, Inc.(b)	14,911
1,531	Booz Allen Hamilton Holding Corp.	30,314
1,672	Brooks Automation, Inc.	16,118
697	Cabot Microelectronics Corp.(b)	28,500
165	Cass Information Systems, Inc.	9,459
1,024	Cognex Corp.	32,000
478	Coherent, Inc.	31,639
283	Computer Task Group, Inc.	4,848
1,005	Comtech Telecommunications Corp.	30,170
414	Cray, Inc.(b)	9,257
849	Dice Holdings, Inc.(b)	6,266
1,187	Diodes, Inc.(b)	28,749
742	DST Systems, Inc.	62,899
304	DTS, Inc.(b)	6,080
835	EPIQ Systems, Inc.	12,492
1,494	Euronet Worldwide, Inc.(b)	64,840
609	Exar Corp.(b)	7,022
369	Forrester Research, Inc.	14,321
1,415	Global Payments, Inc.	84,164
480	GSI Technology, Inc.(b)	3,370
11,259	GT Advanced Technologies, Inc.(b)	84,442
1,109	Heartland Payment Systems, Inc.	44,859
1,303	IAC/InterActiveCorp.	69,567
1,113	Integrated Silicon Solution, Inc.(b)	11,998
461	InterDigital, Inc.	17,864
1,113	Internap Network Services Corp.(b)	8,091
2,339	IntraLinks Holdings, Inc.(b)	24,302
1,581	Itron, Inc.(b)	67,461
3,677	JDS Uniphase Corp.(b)	48,132
1,676	Kopin Corp.(b)	6,151
2,130	Kulicke & Soffa Industries, Inc. (Singapore)(b)	27,477
248	KVH Industries, Inc.(b)	3,408
3,235	Lattice Semiconductor Corp.(b)	16,596
2,162	Limelight Networks, Inc.(b)	4,151
1,562	LTX-Credence Corp.(b)	9,575
1,345	Magnachip Semiconductor Corp. (South Korea)(b)	25,138
167	Manhattan Associates, Inc.(b)	17,787
1,486	ManTech International Corp., Class A	41,519
657	MAXIMUS, Inc.	31,832
312	Measurement Specialties, Inc.(b)	17,388
2,464	Mentor Graphics Corp.	54,405
943	Micrel, Inc.	8,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
115	MicroStrategy, Inc., Class A(b)	$14,029
1,282	MKS Instruments, Inc.	37,998
560	Move, Inc.(b)	9,503
309	MTS Systems Corp.	20,184
996	NETGEAR, Inc.(b)	28,645
2,612	OmniVision Technologies, Inc.(b)	36,594
582	Oplink Communications, Inc.(b)	10,621
330	OSI Systems, Inc.(b)	24,037
356	PC Connection, Inc.	7,116
742	Perficient, Inc.(b)	13,423
705	Plantronics, Inc.	30,273
6,471	PMC—Sierra, Inc.(b)	37,985
6,642	Polycom, Inc.(b)	69,077
1,318	Progress Software Corp.(b)	34,215
1,868	PTC, Inc.(b)	51,781
1,541	QuinStreet, Inc.(b)	13,699
2,119	Rambus, Inc.(b)	18,520
353	Rosetta Stone, Inc.(b)	5,359
635	SeaChange International, Inc.(b)	9,011
561	Silicon Graphics International Corp.(b)	7,164
596	Silicon Laboratories, Inc.(b)	23,971
746	SS&C Technologies Holdings, Inc.(b)	29,318
147	Stamps.com, Inc.(b)	6,680
2,007	Sykes Enterprises, Inc.(b)	37,571
292	Tessco Technologies, Inc.	10,346
8,899	TriQuint Semiconductor, Inc.(b)	70,569
3,622	TTM Technologies, Inc.(b)	31,692
159	Tyler Technologies, Inc.(b)	15,377
773	ViaSat, Inc.(b)	51,111
1,047	WebMD Health Corp.(b)	36,875

		2,114,204

	Materials—6.1%
1,592	AptarGroup, Inc.	102,143
399	Arabian American Development Co.(b)	3,631
943	Axiall Corp.	36,673
1,156	Berry Plastics Group, Inc.(b)	23,213
131	Chase Corp.	3,964
849	Clearwater Paper Corp.(b)	44,335
788	Compass Minerals International, Inc.	58,682
108	Deltic Timber Corp.	6,899
403	Eagle Materials, Inc.	30,229
3,073	Golden Minerals Co.(b)	2,366
12,309	Golden Star Resources Ltd.(b)	5,945
7,516	Graphic Packaging Holding Co.(b)	63,134
235	Handy & Harman Ltd.(b)	5,426
231	Hawkins, Inc.	8,318
300	Haynes International, Inc.	16,170
445	Innospec, Inc.	20,497
687	Kaiser Aluminum Corp.	46,338
765	Koppers Holdings, Inc.	34,050
1,571	Kraton Performance Polymers, Inc.(b)	33,415
673	Kronos Worldwide, Inc.	10,438
727	Landec Corp.(b)	8,513
2,251	Omnova Solutions, Inc.(b)	19,584
1,920	PolyOne Corp.	58,176

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
306	Quaker Chemical Corp.	$23,229
779	Schweitzer-Mauduit International, Inc.	48,205
1,391	Silgan Holdings, Inc.	62,692
445	Stepan Co.	26,197
2,940	Stillwater Mining Co.(b)	32,075
18,269	Thompson Creek Metals Co., Inc.(b)	58,644
147	US Silica Holdings, Inc.	5,119
318	Westlake Chemical Corp.	34,160
798	Zep, Inc.	15,872
765	Zoltek Cos., Inc.(b)	12,776

		961,108

	Telecommunication Services—1.9%
260	Atlantic Tele-Network, Inc.	14,409
840	IDT Corp., Class B	18,388
3,485	Level 3 Communications, Inc.(b)	106,467
687	Lumos Networks Corp.	15,121
707	Shenandoah Telecommunications Co.	19,605
420	Straight Path Communications, Inc., Class B(b)	2,293
2,998	tw telecom, inc.(b)	94,497
6,908	Vonage Holdings Corp.(b)	25,767

		296,547

	Utilities—2.6%
964	American States Water Co.	27,455
3,658	Aqua America, Inc.	92,108
229	Artesian Resources Corp., Class A	5,244
10,238	Atlantic Power Corp.	45,969
318	Chesapeake Utilities Corp.	17,302
1,874	Cleco Corp.	86,841
265	Connecticut Water Service, Inc.	8,493
1,230	El Paso Electric Co.	43,259
523	Ormat Technologies, Inc. (Israel)	13,635
1,783	UIL Holdings Corp.	68,681
319	York Water Co. (The)	6,607

		415,594

	Total Common Stocks and Other Equity Interests (Cost $12,972,956)	15,725,842

	Money Market Fund—0.5%
71,200	Premier Portfolio—Institutional Class(c) (Cost $71,200)	71,200

	Total Investments (Cost $13,044,156)—100.4%	15,797,042
	Other assets less liabilities—(0.4)%	(66,496)

	Net Assets—100.0%	$15,730,546

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Fundamental Pure Small Core Portfolio (PXSC) (continued)

October 31, 2013

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Portfolio Composition
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Information Technology	21.7
Financials	21.2
Health Care	14.2
Consumer Discretionary	14.0
Industrials	13.5
Energy	6.1
Materials	4.9
Consumer Staples	3.1
Utilities	0.9
Telecommunication Services	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.0%
538	AFC Enterprises, Inc.(b)	$23,984
1,558	AMC Networks, Inc., Class A(b)	109,200
712	American Public Education, Inc.(b)	28,501
465	America’s Car-Mart, Inc.(b)	21,269
8,654	Ascena Retail Group, Inc.(b)	171,263
1,432	BJ’s Restaurants, Inc.(b)	38,750
1,198	Black Diamond, Inc.(b)	17,862
1,567	Bloomin’ Brands, Inc.(b)	39,222
2,447	Bridgepoint Education, Inc.(b)	47,961
699	Buffalo Wild Wings, Inc.(b)	99,663
5,090	Crocs, Inc.(b)	61,996
2,602	Deckers Outdoor Corp.(b)	179,096
4,225	Dick’s Sporting Goods, Inc.	224,812
1,071	Dorman Products, Inc.	52,061
1,510	DSW, Inc., Class A	132,382
614	Five Below, Inc.(b)	29,632
1,751	Fossil Group, Inc.(b)	222,272
995	Francesca’s Holdings Corp.(b)	17,900
726	Gentherm, Inc.(b)	16,952
4,369	GNC Holdings, Inc., Class A	256,985
1,490	Grand Canyon Education, Inc.(b)	70,432
4,932	Groupon, Inc.(b)	45,029
598	HomeAway, Inc.(b)	17,731
4,806	Iconix Brand Group, Inc.(b)	173,449
1,381	iRobot Corp.(b)	46,774
739	Jamba, Inc.(b)	8,439
1,565	K12, Inc.(b)	28,608
664	Lumber Liquidators Holdings, Inc.(b)	75,822

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
637	Mattress Firm Holding Corp.(b)	$19,148
1,374	Monro Muffler Brake, Inc.	63,204
571	Morningstar, Inc.	45,846
4,917	National CineMedia, Inc.	86,146
846	Panera Bread Co., Class A(b)	133,600
2,081	Polaris Industries, Inc.	272,507
2,676	Scripps Networks Interactive, Inc., Class A	215,418
2,203	SHFL entertainment, Inc.(b)	51,066
1,252	Shutterfly, Inc.(b)	61,523
1,497	Skullcandy, Inc.(b)	9,401
2,235	Steven Madden Ltd.(b)	81,980
454	Sturm Ruger & Co., Inc.	29,696
256	Tesla Motors, Inc.(b)	40,945
3,380	Texas Roadhouse, Inc.	92,680
1,335	TripAdvisor, Inc.(b)	110,418
428	Tumi Holdings, Inc.(b)	9,138
1,585	Under Armour, Inc., Class A(b)	128,623
4,489	Urban Outfitters, Inc.(b)	170,043
732	Vera Bradley, Inc.(b)	16,214
1,178	Vitamin Shoppe, Inc.(b)	55,260
1,175	Zagg, Inc.(b)	5,570

		3,956,473

	Consumer Staples—3.1%
2,770	B&G Foods, Inc.	93,764
189	Boston Beer Co., Inc. (The), Class A(b)	43,393
3,454	Boulder Brands, Inc.(b)	56,611
557	Chefs’ Warehouse, Inc. (The)(b)	13,346
7,729	Darling International, Inc.(b)	179,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
1,539	Fresh Market, Inc. (The)(b)	$78,350
3,198	Green Mountain Coffee Roasters, Inc.(b)	200,866
2,717	Harbinger Group, Inc.(b)	29,588
619	Medifast, Inc.(b)	14,429
658	PriceSmart, Inc.	74,874
3,086	Snyders-Lance, Inc.	92,549

		877,624

	Energy—6.1%
1,465	Approach Resources, Inc.(b)	41,240
3,369	Atwood Oceanics, Inc.(b)	178,995
409	Bonanza Creek Energy, Inc.(b)	20,671
5,483	BPZ Resources, Inc.(b)	11,021
1,918	C&J Energy Services, Inc.(b)	44,191
821	CARBO Ceramics, Inc.	102,904
386	Cheniere Energy, Inc.(b)	15,363
2,168	Clean Energy Fuels Corp.(b)	24,694
2,761	Cobalt International Energy, Inc.(b)	64,083
1,067	Contango Oil & Gas Co.	45,721
587	Continental Resources, Inc.(b)	66,859
704	CVR Energy, Inc.	27,963
2,283	Delek US Holdings, Inc. (Israel)	58,331
1,905	Forum Energy Technologies, Inc.(b)	55,740
201	Geospace Technologies Corp.(b)	19,581
1,420	Gulfport Energy Corp.(b)	83,340
1,317	Halcon Resources Corp.(b)	6,822
6,034	Kodiak Oil & Gas Corp.(b)	78,261
1,140	Laredo Petroleum Holdings, Inc.(b)	36,218
6,425	Magnum Hunter Resources Corp.(b)	45,810
1,645	Matador Resources Co.(b)	30,284
2,998	Midstates Petroleum Co., Inc.(b)	16,909
3,371	Miller Energy Resources, Inc.(b)	22,788
2,366	Northern Oil and Gas, Inc.(b)	38,873
3,716	Nuverra Environmental Solutions, Inc.(b)	9,067
1,346	Oasis Petroleum, Inc.(b)	71,674
1,782	PBF Energy, Inc.	46,920
3,066	Renewable Energy Group, Inc.(b)	33,450
3,740	Resolute Energy Corp.(b)	35,081
1,673	Rex Energy Corp.(b)	35,969
414	RigNet, Inc.(b)	15,260
2,705	RPC, Inc.	49,610
615	Sanchez Energy Corp.(b)	17,534
34,174	SandRidge Energy, Inc.(b)	216,663
884	Solazyme, Inc.(b)	9,247
1,857	Triangle Petroleum Corp.(b)	19,628
21,993	Vantage Drilling Co.(b)	39,148

		1,735,913

	Financials—21.2%
1,054	1st United Bancorp, Inc.	8,053
86	Alexander’s, Inc. REIT	27,671
1,766	American Assets Trust, Inc. REIT	58,790
3,734	American Campus Communities, Inc. REIT	129,047
1,472	AmTrust Financial Services, Inc.	56,466
1,950	Apollo Commercial Real Estate Finance, Inc. REIT	31,414
4,603	ARMOUR Residential REIT, Inc.	18,964

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,365	Associated Estates Realty Corp. REIT	$36,279
1,130	Bank of the Ozarks, Inc.	55,912
1,208	Beneficial Mutual Bancorp, Inc.(b)	11,778
414	BofI Holding, Inc.(b)	25,014
1,749	Campus Crest Communities, Inc. REIT	17,507
583	Capital Bank Financial Corp., Class A(b)	12,954
1,257	Cardinal Financial Corp.	20,741
2,719	CBOE Holdings, Inc.	131,871
1,110	Chatham Lodging Trust REIT	20,935
2,159	Chesapeake Lodging Trust REIT	50,888
1,434	Colony Financial, Inc. REIT	29,010
650	Coresite Realty Corp. REIT	21,086
198	Credit Acceptance Corp.(b)	23,423
13,449	CYS Investments, Inc. REIT	114,182
2,816	DuPont Fabros Technology, Inc. REIT	69,978
3,602	Dynex Capital, Inc. REIT	31,121
764	Eagle Bancorp, Inc.(b)	20,208
1,140	eHealth, Inc.(b)	48,587
2,780	Equity Lifestyle Properties, Inc. REIT	105,612
4,162	Everbank Financial Corp.	62,929
690	Evercore Partners, Inc., Class A	34,824
1,421	Excel Trust, Inc. REIT	17,166
3,304	Extra Space Storage, Inc. REIT	151,951
3,773	EZCORP, Inc., Class A(b)	59,349
483	Fidus Investment Corp.	9,810
600	Financial Engines, Inc.	33,522
914	First Cash Financial Services, Inc.(b)	55,288
824	First Connecticut Bancorp, Inc.	12,096
358	Fox Chase Bancorp, Inc.	6,183
524	Franklin Financial Corp.	9,888
4,253	Geo Group, Inc. (The) REIT	150,003
2,558	Government Properties Income Trust REIT	62,543
1,859	Green Dot Corp., Class A(b)	39,894
6,788	Hancock Holding Co.	222,511
9,250	Hatteras Financial Corp. REIT	168,350
5,073	Healthcare Trust of America, Inc., Class A REIT	58,948
3,721	Hercules Technology Growth Capital, Inc.	57,452
922	HFF, Inc., Class A	22,635
2,060	Home BancShares, Inc.	69,793
1,494	Howard Hughes Corp. (The)(b)	174,873
1,293	Hudson Pacific Properties, Inc. REIT	26,752
2,521	IBERIABANK Corp.	147,302
1,356	ICG Group, Inc.(b)	22,116
912	INTL FCStone, Inc.(b)	18,660
9,507	Invesco Mortgage Capital, Inc. REIT(c)	146,883
2,171	Investors Bancorp, Inc.	51,474
891	Kennedy-Wilson Holdings, Inc.	17,856
777	MarketAxess Holdings, Inc.	50,684
6,326	Medical Properties Trust, Inc. REIT	82,491
217	Meridian Interstate Bancorp, Inc.(b)	5,152
5,696	National Retail Properties, Inc. REIT	195,942
805	Northfield Bancorp, Inc.	10,409
2,750	Ocwen Financial Corp.(b)	154,633
5,276	OMEGA Healthcare Investors, Inc. REIT	175,374
2,494	Oritani Financial Corp.	40,453
3,103	Pebblebrook Hotel Trust REIT	93,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,395	PennyMac Mortgage Investment Trust REIT	$55,253
1,484	Portfolio Recovery Associates, Inc.(b)	88,224
3,089	Prosperity Bancshares, Inc.	192,908
1,338	Realogy Holdings Corp.(b)	55,045
2,433	Retail Opportunity Investments Corp. REIT	36,008
7,249	RLJ Lodging Trust REIT	183,110
1,926	Signature Bank(b)	196,105
691	STAG Industrial, Inc. REIT	14,449
5,757	Starwood Property Trust, Inc. REIT	147,897
3,966	Stifel Financial Corp.(b)	162,408
2,771	SVB Financial Group(b)	265,406
3,313	Tanger Factory Outlet Centers, Inc. REIT	115,458
524	Tejon Ranch Co.(b)	19,398
545	Terreno Realty Corp. REIT	9,690
433	Territorial Bancorp, Inc.	9,444
1,658	Texas Capital Bancshares, Inc.(b)	86,299
7,390	Two Harbors Investment Corp. REIT	68,949
1,404	ViewPoint Financial Group, Inc.	30,621
85	Virtus Investment Partners, Inc.(b)	17,299
4,193	Waddell & Reed Financial, Inc., Class A	258,918
570	Walker & Dunlop, Inc.(b)	7,399
1,058	Walter Investment Management Corp.(b)	39,961
320	Westwood Holdings Group, Inc.	17,066

		5,974,706

	Health Care—14.2%
442	Abaxis, Inc.	15,793
569	Abiomed, Inc.(b)	13,645
1,884	Accretive Health, Inc.(b)	15,562
4,736	Accuray, Inc.(b)	31,968
565	Acorda Therapeutics, Inc.(b)	17,295
1,144	Air Methods Corp.	50,016
811	Akorn, Inc.(b)	16,577
1,458	Align Technology, Inc.(b)	83,193
10,905	Allscripts Healthcare Solutions, Inc.(b)	150,816
381	Alnylam Pharmaceuticals, Inc.(b)	21,949
2,703	Alphatec Holdings, Inc.(b)	4,919
652	AMAG Pharmaceuticals, Inc.(b)	17,591
703	Ariad Pharmaceuticals, Inc.(b)	1,547
296	athenahealth, Inc.(b)	39,519
47	Atrion Corp.	12,557
662	Auxilium Pharmaceuticals, Inc.(b)	11,393
2,241	Aveo Pharmaceuticals, Inc.(b)	4,639
1,248	Bio-Reference Labs, Inc.(b)	40,448
3,547	Bruker Corp.(b)	72,536
931	Cantel Medical Corp.	32,678
5,177	Centene Corp.(b)	290,740
545	Cepheid, Inc.(b)	22,192
2,228	Cubist Pharmaceuticals, Inc.(b)	138,136
525	Cyberonics, Inc.(b)	30,324
3,929	Dendreon Corp.(b)	10,098
1,571	Depomed, Inc.(b)	11,311
489	DexCom, Inc.(b)	14,049
1,883	Emeritus Corp.(b)	36,078
1,217	Ensign Group, Inc. (The)	51,820
1,389	ExamWorks Group, Inc.(b)	35,906

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,370	Exelixis, Inc.(b)	$11,684
2,645	Globus Medical, Inc., Class A(b)	50,784
441	HealthStream, Inc.(b)	15,752
95	HeartWare International, Inc.(b)	6,893
691	Hi-Tech Pharmacal Co., Inc.	29,775
1,607	HMS Holdings Corp.(b)	33,956
1,400	IDEXX Laboratories, Inc.(b)	151,004
611	Immunogen, Inc.(b)	10,057
5,736	Impax Laboratories, Inc.(b)	116,211
1,669	InterMune, Inc.(b)	23,516
745	IPC The Hospitalist Co., Inc.(b)	40,819
769	Isis Pharmaceuticals, Inc.(b)	25,585
3,994	Lexicon Pharmaceuticals, Inc.(b)	9,586
1,263	Luminex Corp.(b)	24,628
3,501	Masimo Corp.	89,696
2,998	MedAssets, Inc.(b)	69,044
1,586	Medicines Co. (The)(b)	53,797
252	Medidata Solutions, Inc.(b)	27,798
2,604	MEDNAX, Inc.(b)	283,888
3,240	Merge Healthcare, Inc.(b)	8,230
1,914	Momenta Pharmaceuticals, Inc.(b)	31,370
497	MWI Veterinary Supply, Inc.(b)	78,844
2,718	Myriad Genetics, Inc.(b)	66,265
819	Neogen Corp.(b)	37,854
1,009	NPS Pharmaceuticals, Inc.(b)	29,039
2,721	NuVasive, Inc.(b)	86,473
1,275	NxStage Medical, Inc.(b)	16,919
1,634	Omnicell, Inc.(b)	37,696
3,076	PAREXEL International Corp.(b)	140,604
1,679	Pozen, Inc.(b)	10,552
3,404	Quality Systems, Inc.	77,679
947	Questcor Pharmaceuticals, Inc.	58,117
821	Quidel Corp.(b)	20,279
4,901	RTI Surgical, Inc.(b)	13,674
1,052	Salix Pharmaceuticals Ltd.(b)	75,481
2,581	Sciclone Pharmaceuticals, Inc.(b)	12,208
427	Seattle Genetics, Inc.(b)	16,495
1,823	Sirona Dental Systems, Inc.(b)	131,712
3,180	Solta Medical, Inc.(b)	5,883
572	Spectranetics Corp.(b)	11,949
1,074	Spectrum Pharmaceuticals, Inc.	9,226
2,261	Team Health Holdings, Inc.(b)	98,218
1,176	Techne Corp.	102,771
1,877	Thoratec Corp.(b)	81,068
1,430	United Therapeutics Corp.(b)	126,584
731	US Physical Therapy, Inc.	23,334
541	Vascular Solutions, Inc.(b)	10,614
4,241	ViroPharma, Inc.(b)	164,636
882	VIVUS, Inc.(b)	8,282
1,771	Volcano Corp.(b)	33,950

		3,995,774

	Industrials—13.5%
909	Acacia Research Corp.	13,717
640	Advisory Board Co. (The)(b)	43,904
4,457	Air Lease Corp.	131,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
531	Allegiant Travel Co.	$55,367
1,682	Ameresco, Inc., Class A(b)	17,594
557	Argan, Inc.	12,393
124	Astronics Corp., Class B(b)	5,988
621	Astronics Corp.(b)	30,466
962	AZZ, Inc.	43,194
715	CAI International, Inc.(b)	15,651
2,700	Clean Harbors, Inc.(b)	166,725
925	Colfax Corp.(b)	51,763
461	DXP Enterprises, Inc.(b)	42,366
731	Echo Global Logistics, Inc.(b)	13,458
2,000	Edgen Group, Inc.(b)	23,940
1,081	EnerNOC, Inc.(b)	17,977
1,278	Genesee & Wyoming, Inc., Class A(b)	127,596
421	Graham Corp.	15,497
1,608	HEICO Corp.	86,157
3,259	II-VI, Inc.(b)	55,599
1,749	InnerWorkings, Inc.(b)	16,738
842	KEYW Holding Corp. (The)(b)	9,683
2,635	Kirby Corp.(b)	233,171
750	LB Foster Co., Class A	35,062
414	Lindsay Corp.	31,468
4,116	MasTec, Inc.(b)	131,589
581	Middleby Corp. (The)(b)	132,265
807	Mistras Group, Inc.(b)	14,817
2,024	MSC Industrial Direct Co., Inc., Class A	154,573
573	Multi-Color Corp.	19,958
1,620	On Assignment, Inc.(b)	54,740
5,583	Pendrell Corp.(b)	12,450
1,373	PMFG, Inc.(b)	10,764
2,420	Polypore International, Inc.(b)	109,384
1,734	Primoris Services Corp.	45,153
1,630	Raven Industries, Inc.	54,377
1,208	Roadrunner Transportation Systems, Inc.(b)	32,012
2,032	Rollins, Inc.	56,164
1,078	RPX Corp.(b)	19,253
3,542	Sensata Technologies Holding NV(b)	133,285
2,963	Spirit Airlines, Inc.(b)	127,853
773	Sun Hydraulics Corp.	30,673
981	Team, Inc.(b)	36,581
1,155	Thermon Group Holdings, Inc.(b)	27,154
2,749	Titan International, Inc.	39,860
1,934	Titan Machinery, Inc.(b)	34,116
3,026	Towers Watson & Co., Class A(b)	347,415
2,707	Triumph Group, Inc.	193,957
995	Valmont Industries, Inc.	139,798
2,749	Wabtec Corp.	179,207
4,831	Waste Connections, Inc.	206,477
2,025	Wesco Aircraft Holdings, Inc.(b)	37,098
3,366	Woodward, Inc.	134,943
536	XPO Logistics, Inc.(b)	10,816

		3,823,242

	Information Technology—21.7%
696	3D Systems Corp.(b)	43,319
2,120	Accelrys, Inc.(b)	19,822

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,687	Active Network, Inc. (The)(b)	$67,680
1,353	Advent Software, Inc.	45,393
1,136	Aruba Networks, Inc.(b)	21,311
651	Aspen Technology, Inc.(b)	24,888
2,467	Bankrate, Inc. (United Kingdom)(b)	41,544
950	Bottomline Technologies, Inc.(b)	29,849
507	BroadSoft, Inc.(b)	16,589
2,251	Calix, Inc.(b)	22,893
1,854	Cardtronics, Inc.(b)	72,769
740	Cavium, Inc.(b)	29,829
991	CEVA, Inc.(b)	14,201
2,538	Ciena Corp.(b)	59,059
2,088	Cirrus Logic, Inc.(b)	46,834
421	CommVault Systems, Inc.(b)	32,872
1,129	comScore, Inc.(b)	30,167
1,182	Comverse, Inc.(b)	37,328
749	Concur Technologies, Inc.(b)	78,345
1,256	Constant Contact, Inc.(b)	32,543
551	CoStar Group, Inc.(b)	97,521
3,877	Cree, Inc.(b)	235,528
1,196	Datalink Corp.(b)	12,283
1,773	Dealertrack Technologies, Inc.(b)	66,133
2,523	Demand Media, Inc.(b)	12,060
2,998	Dolby Laboratories, Inc., Class A	107,148
1,803	Ebix, Inc.	20,518
2,602	EchoStar Corp., Class A(b)	124,792
6,030	Entropic Communications, Inc.(b)	25,808
549	Envestnet, Inc.(b)	19,929
1,039	ExlService Holdings, Inc.(b)	30,037
1,170	FactSet Research Systems, Inc.	127,460
602	FARO Technologies, Inc.(b)	28,595
1,373	FEI Co.	122,307
5,677	Finisar Corp.(b)	130,628
1,142	FleetCor Technologies, Inc.(b)	131,730
6,671	FLIR Systems, Inc.	189,990
1,372	Fortinet, Inc.(b)	27,591
873	Fusion-io, Inc.(b)	9,385
2,001	Gartner, Inc.(b)	117,959
9,613	Genpact Ltd.(b)	190,626
1,878	Globecomm Systems, Inc.(b)	26,348
10,096	Harmonic, Inc.(b)	73,802
1,105	Higher One Holdings, Inc.(b)	8,785
807	Hittite Microwave Corp.(b)	51,559
5,181	Infinera Corp.(b)	52,898
3,090	Informatica Corp.(b)	119,274
794	Inphi Corp.(b)	11,704
311	Interactive Intelligence Group, Inc.(b)	19,111
826	InvenSense, Inc.(b)	13,951
625	IPG Photonics Corp.	41,419
1,360	Ixia(b)	19,285
1,856	j2 Global, Inc.	102,043
3,103	Jack Henry & Associates, Inc.	169,455
623	Liquidity Services, Inc.(b)	16,266
886	Littelfuse, Inc.	75,337
994	LivePerson, Inc.(b)	9,284
765	LogMeIn, Inc.(b)	24,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,058	Maxwell Technologies, Inc.(b)	$7,935
3,320	MICROS Systems, Inc.(b)	180,110
4,588	Microsemi Corp.(b)	115,296
2,503	Mindspeed Technologies, Inc.(b)	7,234
1,081	Monolithic Power Systems, Inc.	34,419
1,157	Monotype Imaging Holdings, Inc.	32,651
1,368	Nanometrics, Inc.(b)	25,417
3,524	National Instruments Corp.	102,372
1,048	NeoPhotonics Corp.(b)	7,430
1,452	NetScout Systems, Inc.(b)	41,121
2,219	NeuStar, Inc., Class A(b)	101,896
1,747	NIC, Inc.	43,011
164	NVE Corp.(b)	8,753
12,643	OCZ Technology Group, Inc.(b)	14,034
201	OpenTable, Inc.(b)	13,965
440	Pegasystems, Inc.	16,746
875	Power Integrations, Inc.	50,260
288	PROS Holdings, Inc.(b)	10,181
739	QLIK Technologies, Inc.(b)	18,726
1,376	RealD, Inc.(b)	9,522
639	RealPage, Inc.(b)	15,675
1,291	Responsys, Inc.(b)	21,095
4,446	Riverbed Technology, Inc.(b)	65,890
8,063	Rovi Corp.(b)	135,136
3,028	Rubicon Technology, Inc.(b)	26,041
6,495	Sapient Corp.(b)	102,686
2,090	Semtech Corp.(b)	65,020
1,864	ServiceSource International, Inc.(b)	20,168
2,839	ShoreTel, Inc.(b)	22,570
8,756	Skyworks Solutions, Inc.(b)	225,730
495	SolarWinds, Inc.(b)	17,914
1,768	Solera Holdings, Inc.	99,397
3,482	Super Micro Computer, Inc.(b)	48,469
1,483	Synaptics, Inc.(b)	68,959
827	Synchronoss Technologies, Inc.(b)	28,631
520	Syntel, Inc.	44,637
1,707	Telenav, Inc.(b)	12,376
4,631	TIBCO Software, Inc.(b)	113,737
2,315	TiVo, Inc.(b)	30,766
161	Ultimate Software Group, Inc. (The)(b)	24,871
648	Ultratech, Inc.(b)	15,416
590	Universal Display Corp.(b)	18,821
1,938	Vantiv, Inc., Class A(b)	53,295
1,604	VASCO Data Security International, Inc.(b)	12,046
3,060	Veeco Instruments, Inc.(b)	89,383
6,739	VeriFone Systems, Inc.(b)	152,706
909	Verint Systems, Inc.(b)	33,197
1,062	Virtusa Corp.(b)	33,007
724	Vocus, Inc.(b)	6,263
1,102	Web.com Group, Inc.(b)	29,699
1,337	Wex, Inc.(b)	124,809
25,685	Zynga, Inc., Class A(b)	92,209

		6,122,191

	Materials—4.9%
1,999	Allied Nevada Gold Corp.(b)	8,156

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
644	American Vanguard Corp.	$16,808
713	Balchem Corp.	40,826
3,177	Calgon Carbon Corp.(b)	63,381
10,170	Coeur d’Alene Mines Corp.(b)	124,176
1,312	Flotek Industries, Inc.(b)	28,051
1,622	FutureFuel Corp.	28,239
3,008	Globe Specialty Metals, Inc.	52,760
671	Gold Resource Corp.	3,482
21,290	Hecla Mining Co.	66,425
1,786	Innophos Holdings, Inc.	89,514
3,774	Intrepid Potash, Inc.	56,044
2,661	KapStone Paper and Packaging Corp.	138,266
369	KMG Chemicals, Inc.	7,373
1,324	LSB Industries, Inc.(b)	48,617
8,232	Molycorp, Inc.(b)	41,736
444	NewMarket Corp.	138,244
699	PetroLogistics LP	9,052
1,604	Royal Gold, Inc.	77,056
3,601	Tronox Ltd., Class A	83,147
2,725	W.R. Grace & Co.(b)	249,774

		1,371,127

	Telecommunication Services—0.4%
1,377	8x8, Inc.(b)	15,780
1,206	Cogent Communications Group, Inc.	42,367
7,944	Iridium Communications, Inc.(b)	47,902
2,053	ORBCOMM, Inc.(b)	12,380

		118,429

	Utilities—0.9%
2,419	ITC Holdings Corp.	243,327

	Total Common Stocks and Other Equity Interests (Cost $23,627,053)	28,218,806

	Warrants—0.0%
	Energy—0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund—0.3%
82,079	Premier Portfolio—Institutional Class(d) (Cost $82,079)	82,079

	Total Investments (Cost $23,709,132)—100.3%	28,300,885
	Other assets less liabilities—(0.3)%	(75,566)

	Net Assets—100.0%	$28,225,319

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Fundamental Pure Small Growth Portfolio (PXSG) (continued)

October 31, 2013

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Portfolio Composition
PowerShares Fundamental Pure Small Value Portfolio (PXSV)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	22.6
Consumer Discretionary	22.4
Industrials	19.9
Information Technology	11.7
Energy	5.2
Materials	5.1
Utilities	4.3
Health Care	3.5
Consumer Staples	3.4
Telecommunication Services	1.8
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—22.4%
2,821	1-800-FLOWERS.COM, Inc., Class A(b)	$15,318
10,357	Aeropostale, Inc.(b)(c)	96,217
1,552	Allison Transmission Holdings, Inc.	37,791
6,236	American Apparel, Inc.(b)(c)	8,356
4,042	ANN, Inc.(b)	142,925
568	Arctic Cat, Inc.	29,763
3,058	Asbury Automotive Group, Inc.(b)	146,937
5,939	Barnes & Noble, Inc.(b)	83,918
1,194	Bassett Furniture Industries, Inc.	16,716
2,859	Beazer Homes USA, Inc.(b)(c)	51,948
7,267	bebe Stores, Inc.	43,820
7,720	Belo Corp., Class A	105,996
2,300	Big 5 Sporting Goods Corp.	43,493
100	Biglari Holdings, Inc.(b)	43,602
2,078	Blyth, Inc.(c)	28,697
2,658	Bob Evans Farms, Inc.	151,745
4,747	Bon-Ton Stores, Inc. (The)(c)	54,353
14,912	Boyd Gaming Corp.(b)	157,471
5,464	Brinker International, Inc.	242,711
5,337	Brown Shoe Co., Inc.	119,762
3,754	Brunswick Corp.	169,418
8,796	Callaway Golf Co.	74,150
39,579	Career Education Corp.(b)	216,893
1,372	Carmike Cinemas, Inc.(b)	31,405
2,465	Cato Corp. (The), Class A	73,876
1,533	CEC Entertainment, Inc.	71,055
2,869	Cheesecake Factory, Inc. (The)	135,560
2,339	Children’s Place Retail Stores, Inc. (The)(b)	127,686

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,118	Christopher & Banks Corp.(b)	$17,991
3,132	Citi Trends, Inc.(b)	45,978
5,265	Clear Channel Outdoor Holdings, Inc., Class A(b)	44,752
875	Columbia Sportswear Co.	58,511
1,012	Conn’s, Inc.(b)	61,165
5,727	Cooper Tire & Rubber Co.	148,959
43,979	Corinthian Colleges, Inc.(b)	94,115
674	Costa, Inc.(b)	13,561
1,427	Cracker Barrel Old Country Store, Inc.	156,784
1,018	CSS Industries, Inc.	26,356
522	Culp, Inc.	10,101
5,606	Cumulus Media, Inc., Class A(b)	33,524
6,160	Denny’s Corp.(b)	39,116
4,523	Destination XL Group, Inc.(b)	31,435
2,374	Dillard’s, Inc., Class A	194,621
1,061	Drew Industries, Inc.	53,326
4,025	E.W. Scripps Co. (The), Class A(b)	79,776
6,923	Education Management Corp.(b)(c)	105,922
2,644	Entercom Communications Corp., Class A(b)	23,188
5,603	Entravision Communications Corp., Class A	37,764
1,782	Ethan Allen Interiors, Inc.	47,472
5,385	Express, Inc.(b)	124,986
8,998	Federal-Mogul Corp.(b)	184,369
924	Fiesta Restaurant Group, Inc.(b)	39,168
4,346	Fifth & Pacific Cos., Inc.(b)	115,126
3,626	Finish Line, Inc. (The), Class A	90,795
558	Flexsteel Industries, Inc.	15,323
5,217	Fred’s, Inc., Class A	84,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,784	Fuel Systems Solutions, Inc.(b)	$32,041
5,644	Gray Television, Inc.(b)	47,692
2,996	Group 1 Automotive, Inc.	191,744
3,988	Harman International Industries, Inc.	323,108
8,394	Harte-Hanks, Inc.	66,900
1,293	Haverty Furniture Cos., Inc.	35,958
3,903	hhgregg, Inc.(b)	60,536
842	Hooker Furniture Corp.	13,304
10,420	Hovnanian Enterprises, Inc., Class A(b)(c)	52,725
2,880	Hyatt Hotels Corp., Class A(b)	137,088
1,999	International Speedway Corp., Class A	65,387
1,597	Interval Leisure Group, Inc.	38,759
4,226	Isle of Capri Casinos, Inc.(b)	34,273
10,112	ITT Educational Services, Inc.(b)(c)	405,693
3,977	Jack in the Box, Inc.(b)	161,784
3,627	JAKKS Pacific, Inc.(c)	23,358
518	Johnson Outdoors, Inc., Class A	14,209
15,010	Jones Group, Inc. (The)	233,255
4,366	Journal Communications, Inc., Class A(b)	36,456
6,198	KB Home(c)	105,180
1,650	Kirkland’s, Inc.(b)	29,287
3,634	Lamar Advertising Co., Class A(b)	166,110
2,921	La-Z-Boy, Inc.	67,417
1,721	Libbey, Inc.(b)	36,743
1,629	Lithia Motors, Inc., Class A	102,383
15,631	Live Nation Entertainment, Inc.(b)	303,867
982	Luby’s, Inc.(b)	7,522
847	M/I Homes, Inc.(b)	17,338
493	Mac-Gray Corp.	10,392
2,331	Marcus Corp.	33,473
2,318	MarineMax, Inc.(b)	34,144
2,498	Martha Stewart Living Omnimedia, Inc., Class A(b)	6,395
1,839	Matthews International Corp., Class A	74,663
14,945	McClatchy Co. (The), Class A(b)(c)	42,145
2,303	MDC Holdings, Inc.	67,225
4,741	Men’s Wearhouse, Inc. (The)	200,544
2,874	Meredith Corp.	147,436
1,483	Meritage Homes Corp.(b)	67,313
7,163	Modine Manufacturing Co.(b)	95,411
967	Monarch Casino & Resort, Inc.(b)	16,352
2,620	Morgans Hotel Group Co.(b)	18,759
579	Movado Group, Inc.	26,999
845	Multimedia Games Holding Co., Inc.(b)	27,471
1,313	NACCO Industries, Inc., Class A	74,802
1,162	Nautilus, Inc.(b)	9,250
3,265	New York & Co., Inc.(b)	16,717
16,502	New York Times Co. (The), Class A	228,223
896	Nexstar Broadcasting Group, Inc., Class A	39,773
4,940	Nutrisystem, Inc.	92,872
4,954	Orbitz Worldwide, Inc.(b)	45,775
692	Oxford Industries, Inc.	49,665
808	Papa John’s International, Inc.	61,141
5,285	Penske Automotive Group, Inc.	209,392
7,445	PEP Boys-Manny Moe & Jack (The)(b)	96,338
2,601	Perry Ellis International, Inc.	49,445

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
5,963	Pinnacle Entertainment, Inc.(b)	$139,534
1,868	Pool Corp.	101,582
14,419	Quiksilver, Inc.(b)	119,966
1,119	Red Robin Gourmet Burgers, Inc.(b)	85,245
12,912	Regal Entertainment Group, Class A	245,457
6,321	Regis Corp.	91,655
8,858	Ruby Tuesday, Inc.(b)	52,528
2,391	Ruth’s Hospitality Group, Inc.	29,146
1,799	Ryland Group, Inc. (The)	72,320
254	Saga Communications, Inc., Class A	12,093
10,883	Saks, Inc.(b)	174,019
3,100	Scholastic Corp.	88,939
6,070	Scientific Games Corp., Class A(b)	110,960
968	Sears Hometown and Outlet Stores, Inc.(b)	26,968
342	Shiloh Industries, Inc.	5,616
1,520	Shoe Carnival, Inc.	39,505
3,217	Sinclair Broadcast Group, Inc., Class A	103,137
3,762	Skechers U.S.A., Inc., Class A(b)	109,625
6,865	Sonic Automotive, Inc., Class A	152,952
4,392	Sonic Corp.(b)	84,766
4,617	Spartan Motors, Inc.	31,349
899	Speedway Motorsports, Inc.	16,416
2,732	Stage Stores, Inc.	56,416
1,302	Standard Motor Products, Inc.	47,080
2,246	Standard Pacific Corp.(b)	17,811
7,250	Starz, Class A(b)	218,588
3,577	Stein Mart, Inc.	52,832
4,911	Stewart Enterprises, Inc., Class A	64,874
4,325	Stoneridge, Inc.(b)	55,187
2,703	Superior Industries International, Inc.	50,681
995	Systemax, Inc.	9,453
3,598	Thor Industries, Inc.	208,720
889	Tower International, Inc.(b)	18,865
2,998	Town Sports International Holdings, Inc.	38,734
8,846	TravelCenters of America LLC(b)	73,510
4,834	Tuesday Morning Corp.(b)	68,401
1,001	Unifi, Inc.(b)	24,414
2,059	Universal Technical Institute, Inc.	27,364
3,445	VOXX International Corp.(b)	53,432
1,309	West Marine, Inc.(b)	15,983
11,631	Wet Seal, Inc. (The), Class A(b)	38,499
547	Weyco Group, Inc.	15,715
4,415	Williams-Sonoma, Inc.	231,523
1,113	Winnebago Industries, Inc.(b)	33,012
4,729	World Wrestling Entertainment, Inc., Class A	61,241
17,870	Zale Corp.(b)	279,308

		12,807,934

	Consumer Staples—3.4%
8,103	Alliance One International, Inc.(b)	24,066
37	Arden Group, Inc., Class A	4,810
9,350	Central Garden & Pet Co., Class A(b)	68,816
23,925	Chiquita Brands International, Inc.(b)	247,624
568	Coca-Cola Bottling Co. Consolidated	35,966
1,554	Elizabeth Arden, Inc.(b)	56,239
470	Farmer Brothers Co.(b)	8,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
4,351	Fresh Del Monte Produce, Inc.	$115,693
3,942	Harris Teeter Supermarkets, Inc.	194,419
1,917	Ingles Markets, Inc., Class A	49,478
929	John B. Sanfilippo & Son, Inc.	22,835
1,065	Lancaster Colony Corp.	88,384
2,517	Nash Finch Co.	70,627
1,180	National Beverage Corp.	21,606
692	Nature’s Sunshine Products, Inc.	13,072
849	Nutraceutical International Corp.	20,418
354	Oil-Dri Corp. of America	12,563
4,433	Pilgrim’s Pride Corp. (Brazil)(b)	62,816
3,545	Post Holdings, Inc.(b)	152,258
1,973	Prestige Brands Holdings, Inc.(b)	61,617
799	Revlon, Inc., Class A(b)	18,976
14,396	Roundy’s, Inc.	133,883
969	Seneca Foods Corp., Class A(b)	28,411
2,648	Spartan Stores, Inc.	62,307
740	Tootsie Roll Industries, Inc.	23,680
3,049	Universal Corp.	161,689
6,736	Vector Group Ltd.(c)	108,921
592	Village Super Market, Inc., Class A	21,703
1,137	Weis Markets, Inc.	58,180

		1,949,545

	Energy—5.2%
314	Adams Resources & Energy, Inc.	16,256
2,379	Alon USA Energy, Inc. (Israel)	28,738
5,323	Basic Energy Services, Inc.(b)	78,088
6,914	Bill Barrett Corp.(b)(c)	191,310
36,368	Cal Dive International, Inc.(b)(c)	71,645
4,550	Callon Petroleum Co.(b)	31,077
7,854	Cloud Peak Energy, Inc.(b)	122,601
5,940	Comstock Resources, Inc.	101,633
5,403	Crosstex Energy, Inc.	165,818
789	Dawson Geophysical Co.(b)	23,070
4,950	Endeavour International Corp.(b)(c)	29,403
1,711	EPL Oil & Gas, Inc.(b)	54,547
13,400	EXCO Resources, Inc.	72,494
32,880	Forest Oil Corp.(b)	155,851
1,034	Gulf Island Fabrication, Inc.	26,078
2,339	Gulfmark Offshore, Inc., Class A	116,435
3,012	Harvest Natural Resources, Inc.(b)(c)	15,060
13,380	Hercules Offshore, Inc.(b)	90,984
2,175	Hornbeck Offshore Services, Inc.(b)	120,212
7,133	ION Geophysical Corp.(b)	33,097
18,590	Key Energy Services, Inc.(b)	145,374
835	Natural Gas Services Group, Inc.(b)	23,372
7,009	Newpark Resources, Inc.(b)	89,365
18,452	Parker Drilling Co.(b)	132,854
19,081	Penn Virginia Corp.(b)	162,379
8,299	PetroQuest Energy, Inc.(b)	39,171
1,297	PHI, Inc.(b)	51,647
7,925	Pioneer Energy Services Corp.(b)	66,570
60,754	Quicksilver Resources, Inc.(b)(c)	130,014
765	REX American Resources Corp.(b)	22,063
5,802	Stone Energy Corp.(b)	202,258

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
7,985	Swift Energy Co.(b)	$109,554
2,901	Tesco Corp.(b)	49,839
9,895	TETRA Technologies, Inc.(b)	128,338
3,945	W&T Offshore, Inc.	75,310

		2,972,505

	Financials—22.6%
1,008	1st Source Corp.	31,631
642	Agree Realty Corp. REIT	20,268
7,742	American Equity Investment Life Holding Co.	161,343
486	American National Bankshares, Inc.	11,149
1,319	Ameris Bancorp(b)	24,138
1,078	AMERISAFE, Inc.	41,503
497	Ames National Corp.	11,197
2,686	Arbor Realty Trust, Inc. REIT	17,862
805	Arlington Asset Investment Corp., Class A	19,859
942	Arrow Financial Corp.(c)	24,313
8,611	Ashford Hospitality Trust, Inc. REIT	112,460
14,273	Astoria Financial Corp.	188,546
704	AV Homes, Inc.(b)	13,446
622	Baldwin & Lyons, Inc., Class B	16,999
469	BancFirst Corp.	26,062
9,275	BancorpSouth, Inc.	204,977
4,492	Bank Mutual Corp.	28,569
3,722	Bank of Hawaii Corp.	215,802
895	BankFinancial Corp.	8,315
1,071	Banner Corp.	40,977
15,743	BGC Partners, Inc., Class A	83,753
1,493	BOK Financial Corp.	91,416
4,818	Boston Private Financial Holdings, Inc.	54,877
6,258	Brookline Bancorp, Inc.	55,508
3,885	Calamos Asset Management, Inc., Class A	38,151
656	Camden National Corp.	26,470
922	Capital City Bank Group, Inc.(b)	11,341
4,627	Cathay General Bancorp	113,963
6,945	Cedar Realty Trust, Inc. REIT	39,656
2,504	Central Pacific Financial Corp.(b)	46,124
158	Century Bancorp, Inc., Class A	5,135
688	Charter Financial Corp.	7,458
1,928	Chemical Financial Corp.	56,471
684	Citizens & Northern Corp.	13,516
1,234	City Holding Co.	56,147
3,262	City National Corp.	235,223
2,551	CNA Financial Corp.	103,545
2,133	CoBiz Financial, Inc.	23,143
1,121	Community Trust Bancorp, Inc.	47,743
659	CommunityOne Bancorp(b)	7,091
6,511	Cousins Properties, Inc. REIT	73,770
7,867	Cowen Group, Inc., Class A(b)	31,232
2,311	Crawford & Co., Class B	25,398
6,790	CVB Financial Corp.	98,727
18,892	DCT Industrial Trust, Inc. REIT	146,413
15,472	DiamondRock Hospitality Co. REIT	176,226
2,627	Dime Community Bancshares, Inc.	42,978
710	Donegal Group, Inc., Class A	11,253
528	EMC Insurance Group, Inc.	17,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,301	Employers Holdings, Inc.	$69,191
387	Enterprise Bancorp, Inc.	7,562
524	ESB Financial Corp.	6,974
11,685	F.N.B. Corp.	146,179
1,124	FBL Financial Group, Inc., Class A	50,288
799	FBR & Co.(b)	21,173
548	Federal Agricultural Mortgage Corp., Class C	19,558
10,566	FelCor Lodging Trust, Inc. REIT(b)	71,004
759	Fidelity Southern Corp.(b)	11,590
941	Financial Institutions, Inc.	22,273
1,725	First Bancorp	25,840
734	First Bancorp, Inc.	12,779
6,559	First Busey Corp.	33,910
454	First Citizens BancShares, Inc., Class A	96,125
9,756	First Commonwealth Financial Corp.	84,780
1,353	First Community Bancshares, Inc.	22,582
796	First Defiance Financial Corp.	20,553
874	First Financial Corp.	30,188
881	First Financial Northwest, Inc.	9,550
1,510	First Interstate BancSystem, Inc.	37,916
2,456	First Merchants Corp.	46,173
6,863	First Midwest Bancorp, Inc.	114,132
17,627	FirstMerit Corp.	395,902
1,640	Flagstar Bancorp, Inc.(b)	26,584
5,761	Forest City Enterprises, Inc., Class A(b)	116,718
1,686	Forestar Group, Inc.(b)	37,648
5,267	Franklin Street Properties Corp. REIT	69,524
3,270	FXCM, Inc., Class A	53,595
1,501	Gain Capital Holdings, Inc.	15,715
7,251	GFI Group, Inc.	25,161
5,096	Glacier Bancorp, Inc.	140,802
959	Gladstone Commercial Corp. REIT	18,125
10,632	Gramercy Property Trust, Inc. REIT(b)	48,588
888	Great Southern Bancorp, Inc.	24,935
1,007	Guaranty Bancorp	13,595
933	Hallmark Financial Services, Inc.(b)	7,940
1,620	Hanmi Financial Corp.	28,318
4,652	Healthcare Realty Trust, Inc. REIT	111,695
1,066	Heartland Financial USA, Inc.	28,238
1,020	Heritage Commerce Corp.	7,946
4,688	Highwoods Properties, Inc. REIT	180,957
1,785	Hilltop Holdings, Inc.(b)	30,952
320	HomeStreet, Inc.	6,086
879	HomeTrust Bancshares, Inc.(b)	14,196
4,426	Horace Mann Educators Corp.	122,600
505	Horizon Bancorp	10,964
1,206	Hudson Valley Holding Corp.	22,299
341	Independence Holding Co.	4,679
1,230	Infinity Property & Casualty Corp.	84,353
6,916	Inland Real Estate Corp. REIT	73,932
11,876	Interactive Brokers Group, Inc., Class A	245,002
5,487	International Bancshares Corp.	125,378
6,598	Investment Technology Group, Inc.(b)	105,700
7,452	Investors Real Estate Trust REIT	64,236
18,036	iStar Financial, Inc. REIT(b)	227,795
10,294	Janus Capital Group, Inc.	101,602

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
357	Kansas City Life Insurance Co.	$16,386
12,571	KCG Holdings, Inc., Class A(b)	109,871
5,731	Kite Realty Group Trust REIT	36,678
1,622	Lakeland Bancorp, Inc.	18,491
1,226	MainSource Financial Group, Inc.	19,886
3,930	MB Financial, Inc.	116,721
5,017	MBIA, Inc.(b)	57,043
419	Merchants Bancshares, Inc.	12,562
3,987	Mercury General Corp.	185,635
978	Metro Bancorp, Inc.(b)	20,871
737	MetroCorp Bancshares, Inc.	10,561
19,106	MGIC Investment Corp.(b)	155,523
402	MidSouth Bancorp, Inc.	6,102
196	NASB Financial, Inc.(b)	5,047
342	National Bankshares, Inc.	12,021
8,120	National Penn Bancshares, Inc.	84,204
156	National Western Life Insurance Co., Class A	32,448
1,133	Navigators Group, Inc. (The)(b)	63,720
3,249	NBT Bancorp, Inc.	79,178
2,371	Nelnet, Inc., Class A	101,076
6,893	New Residential Investment Corp. REIT	45,563
6,841	Newcastle Investment Corp. REIT	39,267
7,658	Northwest Bancshares, Inc.	107,135
1,323	OceanFirst Financial Corp.	23,272
7,552	Old National Bancorp	109,806
813	One Liberty Properties, Inc. REIT	17,187
3,546	OneBeacon Insurance Group Ltd., Class A	56,594
935	Oppenheimer Holdings, Inc., Class A	18,541
1,240	Pacific Continental Corp.	17,087
1,907	PacWest Bancorp(c)	72,561
1,135	Park National Corp.	89,915
1,397	Parkway Properties, Inc. REIT	25,300
257	Penns Woods Bancorp, Inc.	13,158
5,130	Pennsylvania Real Estate Investment Trust REIT	93,007
850	Peoples Bancorp, Inc.	19,057
1,383	Phoenix Cos., Inc. (The)(b)	53,342
1,175	PICO Holdings, Inc.(b)	27,589
1,377	Piper Jaffray Cos., Inc.(b)	49,421
2,497	Potlatch Corp. REIT	101,953
666	Preferred Bank(b)	12,801
5,403	Primerica, Inc.	232,059
591	Provident Financial Holdings, Inc.	8,960
4,893	Provident Financial Services, Inc.	91,695
9,128	Provident New York Bancorp(b)	106,980
7,676	Radian Group, Inc.	111,839
13,920	RAIT Financial Trust REIT	105,096
3,200	Ramco-Gershenson Properties Trust REIT	52,032
7,309	Redwood Trust, Inc. REIT(c)	128,054
1,754	Renasant Corp.	50,305
954	Republic Bancorp, Inc., Class A	21,961
715	Resource America, Inc., Class A	6,170
6,482	Retail Properties of America, Inc., Class A REIT	92,757
1,852	RLI Corp.	174,977
589	Rouse Properties, Inc. REIT(c)	11,910
2,748	S&T Bancorp, Inc.	67,381
952	S.Y. Bancorp, Inc.	28,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,689	Sabra Health Care REIT, Inc. REIT	$72,334
1,282	Safety Insurance Group, Inc.	70,113
1,561	Sandy Spring Bancorp, Inc.	38,229
5,120	Seacoast Banking Corp. of Florida(b)	11,674
5,457	Selective Insurance Group, Inc.	143,355
763	Sierra Bancorp	14,444
1,393	Simmons First National Corp., Class A	45,607
1,542	Southwest Bancorp, Inc.(b)	24,687
1,254	State Auto Financial Corp.	23,826
2,416	State Bank Financial Corp.	41,217
1,927	StellarOne Corp.	44,861
1,993	Sterling Financial Corp.	57,717
2,180	Stewart Information Services Corp.	68,278
5,977	Strategic Hotels & Resorts, Inc. REIT(b)	52,000
1,004	Suffolk Bancorp(b)	19,628
9,176	Sunstone Hotel Investors, Inc. REIT	121,582
13,721	Susquehanna Bancshares, Inc.	161,702
5,028	SWS Group, Inc.(b)	28,308
12,715	Symetra Financial Corp.	238,152
672	Taylor Capital Group, Inc.(b)	15,456
701	Tompkins Financial Corp.	34,573
1,859	TowneBank	27,067
1,184	TriCo Bancshares	29,943
10,135	TrustCo Bank Corp. NY	68,107
4,987	Trustmark Corp.	135,447
1,110	UMH Properties, Inc. REIT	11,167
9,990	Umpqua Holdings Corp.(c)	163,536
1,458	Union First Market Bankshares Corp.	35,167
4,183	United Bankshares, Inc.(c)	123,733
2,826	United Community Banks, Inc.(b)	44,057
1,717	United Fire Group, Inc.	54,429
4,214	Universal Insurance Holdings, Inc.	33,038
1,435	Univest Corp. of Pennsylvania	28,657
1,328	Urstadt Biddle Properties, Inc., Class A REIT	26,215
1,264	Virginia Commerce Bancorp, Inc.(b)	20,262
9,509	Washington Federal, Inc.	216,615
1,001	Washington Trust Bancorp, Inc.	32,923
6,462	Webster Financial Corp.	180,225
2,556	WesBanco, Inc.	75,146
870	West Bancorporation, Inc.	12,023
1,901	Westamerica Bancorp.(c)	97,863
2,856	Westfield Financial, Inc.	20,592
3,458	Wilshire Bancorp, Inc.	29,289
2,214	Winthrop Realty Trust REIT	26,059
2,689	Wintrust Financial Corp.	116,998
552	WSFS Financial Corp.	38,646

		12,914,470

	Health Care—3.5%
7,134	Affymetrix, Inc.(b)	50,437
1,525	Albany Molecular Research, Inc.(b)	19,977
8,307	Amedisys, Inc.(b)	135,238
3,180	AMN Healthcare Services, Inc.(b)	39,432
3,091	AmSurg Corp.(b)	132,573
7,222	Cambrex Corp.(b)	121,474
2,682	Charles River Laboratories International, Inc.(b)	131,981

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,158	CONMED Corp.	$78,271
4,584	Cross Country Healthcare, Inc.(b)	27,229
597	Cutera, Inc.(b)	6,000
2,716	Enzon Pharmaceuticals, Inc.	4,020
7,582	Five Star Quality Care, Inc.(b)	38,441
5,995	Gentiva Health Services, Inc.(b)	68,643
4,818	Geron Corp.(b)	19,031
4,359	Healthways, Inc.(b)	41,977
4,281	Hill-Rom Holdings, Inc.	176,762
5,200	Invacare Corp.	111,644
3,073	Magellan Health Services, Inc.(b)	180,385
565	National Healthcare Corp.	27,335
4,978	PerkinElmer, Inc.	189,363
6,138	PharMerica Corp.(b)	90,597
2,022	Providence Service Corp. (The)(b)	60,438
3,958	Skilled Healthcare Group, Inc., Class A(b)	16,861
3,477	STERIS Corp.	157,126
574	SurModics, Inc.(b)	13,535
3,133	Symmetry Medical, Inc.(b)	25,377
7,281	Universal American Corp.	54,025

		2,018,172

	Industrials—19.9%
6,101	ABM Industries, Inc.	167,839
9,461	ACCO Brands Corp.(b)	55,347
9,260	Accuride Corp.(b)	41,670
1,726	Aceto Corp.	27,530
1,751	Acuity Brands, Inc.	175,993
5,325	Air Transport Services Group, Inc.(b)	38,553
11,779	Aircastle Ltd.	222,270
459	Alamo Group, Inc.	21,660
2,054	Albany International Corp., Class A	75,608
340	AMERCO	68,656
342	American Railcar Industries, Inc.(c)	14,008
466	American Woodmark Corp.(b)	15,807
746	Ampco-Pittsburgh Corp.	13,734
1,668	Apogee Enterprises, Inc.	52,175
6,143	Arkansas Best Corp.	168,134
3,171	Armstrong World Industries, Inc.(b)	169,427
1,540	Astec Industries, Inc.	52,067
2,963	Atlas Air Worldwide Holdings, Inc.(b)	109,720
3,252	Barnes Group, Inc.	115,576
3,197	BlueLinx Holdings, Inc.(b)	5,946
3,696	Brady Corp., Class A	107,886
5,244	Briggs & Stratton Corp.	96,175
5,601	Brink’s Co. (The)	175,871
2,547	Builders FirstSource, Inc.(b)	18,873
8,199	Casella Waste Systems, Inc., Class A(b)	48,456
6,004	CBIZ, Inc.(b)	48,993
1,640	CDI Corp.	26,322
1,558	Celadon Group, Inc.	28,885
27,777	Cenveo, Inc.(b)	87,220
986	CIRCOR International, Inc.	72,737
949	Coleman Cable, Inc.	23,345
1,703	Columbus McKinnon Corp.(b)	44,295
4,058	Comfort Systems USA, Inc.	75,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,629	Commercial Vehicle Group, Inc.(b)	$20,690
1,529	Consolidated Graphics, Inc.(b)	97,994
1,202	Corporate Executive Board Co. (The)	87,626
8,732	Covanta Holding Corp.	149,928
1,220	CRA International, Inc.(b)	23,241
2,766	Crane Co.	175,641
3,666	Curtiss-Wright Corp.	182,493
3,598	Deluxe Corp.	169,430
1,952	DigitalGlobe, Inc.(b)	62,113
1,528	Ducommun, Inc.(b)	37,986
3,295	Dycom Industries, Inc.(b)	97,697
1,389	Encore Wire Corp.	68,797
3,106	Ennis, Inc.	55,132
1,381	EnPro Industries, Inc.(b)	82,404
5,370	Federal Signal Corp.(b)	73,515
593	Franklin Covey Co.(b)	11,148
1,060	FreightCar America, Inc.	23,574
4,179	FTI Consulting, Inc.(b)	169,584
1,470	G&K Services, Inc., Class A	91,728
2,767	Gibraltar Industries, Inc.(b)	44,300
2,034	Global Power Equipment Group, Inc.	41,412
18,463	GrafTech International Ltd.(b)(c)	164,321
3,768	Granite Construction, Inc.	121,895
2,309	Greenbrier Cos., Inc.(b)	61,281
5,610	Griffon Corp.	70,293
2,813	H&E Equipment Services, Inc.	70,409
11,904	Hawaiian Holdings, Inc.(b)(c)	98,208
4,357	Heartland Express, Inc.	62,567
2,416	Heidrick & Struggles International, Inc.	44,744
3,227	Herman Miller, Inc.	97,907
3,707	HNI Corp.	144,017
1,592	Houston Wire & Cable Co.	22,081
1,840	Hudson Global, Inc.(b)	5,980
502	Hurco Cos., Inc.	12,294
2,206	Insperity, Inc.	85,306
1,127	Insteel Industries, Inc.	18,697
1,057	Intersections, Inc.	9,058
2,127	John Bean Technologies Corp.	57,812
1,011	Kadant, Inc.	36,194
6,621	Kelly Services, Inc., Class A	138,114
4,740	Kennametal, Inc.	218,040
2,764	Kforce, Inc.	54,423
5,341	Kimball International, Inc., Class B	62,490
4,034	Knight Transportation, Inc.	68,457
3,205	Knoll, Inc.	52,626
3,709	Korn/Ferry International(b)	88,274
3,183	Layne Christensen Co.(b)	61,559
2,433	Lennox International, Inc.	189,920
1,819	LSI Industries, Inc.	16,753
1,224	Lydall, Inc.(b)	22,301
9,110	Manitowoc Co., Inc. (The)	177,281
6,232	Matson, Inc.	168,825
1,793	McGrath RentCorp	63,956
32,683	Meritor, Inc.(b)	224,532
1,001	Miller Industries, Inc.	18,759
1,696	Mine Safety Appliances Co.	81,679

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,281	Mobile Mini, Inc.(b)	$82,390
3,452	Moog, Inc., Class A(b)	206,188
4,308	MRC Global, Inc.(b)	120,409
2,196	Mueller Industries, Inc.	132,397
13,702	Mueller Water Products, Inc., Class A	117,426
1,665	MYR Group, Inc.(b)	44,039
738	National Presto Industries, Inc.	52,066
5,130	Navigant Consulting, Inc.(b)	89,006
3,161	NCI Building Systems, Inc.(b)	45,613
469	NL Industries, Inc.	5,469
1,838	NN, Inc.	29,555
863	Nortek, Inc.(b)	60,557
1,210	Northwest Pipe Co.(b)	43,596
5,666	Orbital Sciences Corp.(b)	130,715
2,572	Orion Marine Group, Inc.(b)	32,150
1,202	Park-Ohio Holdings Corp.(b)	49,775
410	Patriot Transportation Holding, Inc.(b)	15,158
1,601	Pike Electric Corp.	17,307
557	Powell Industries, Inc.(b)	34,996
952	PowerSecure International, Inc.(b)	17,212
3,417	Quad/Graphics, Inc.	119,322
3,809	Quality Distribution, Inc.(b)	39,157
2,886	Quanex Building Products Corp.	51,313
13,099	Republic Airways Holdings, Inc.(b)	154,306
3,813	Resources Connection, Inc.	48,654
1,707	Rexnord Corp.(b)	40,149
3,630	Rush Enterprises, Inc., Class A(b)	103,891
2,381	Saia, Inc.(b)	77,454
1,065	Schawk, Inc.	15,570
2,174	Simpson Manufacturing Co., Inc.	77,068
12,557	SkyWest, Inc.	188,857
14,860	Southwest Airlines Co.	255,889
542	Sparton Corp.(b)	14,303
1,015	Standard Parking Corp.(b)	26,867
679	Standex International Corp.	41,765
8,427	Steelcase, Inc., Class A	138,119
1,617	Sterling Construction Co., Inc.(b)	15,523
2,189	Toro Co. (The)	129,020
287	Trex Co., Inc.(b)	20,153
1,836	Trimas Corp.(b)	69,511
3,063	TrueBlue, Inc.(b)	75,656
11,255	Tutor Perini Corp.(b)	258,302
697	Twin Disc, Inc.	18,031
4,518	United Stationers, Inc.	200,780
1,823	Universal Forest Products, Inc.	96,473
4,311	USG Corp.(b)	117,733
10,704	UTi Worldwide, Inc.	162,701
1,717	Viad Corp.	45,844
2,122	Vicor Corp.(b)	18,695
2,856	Wabash National Corp.(b)	33,301
1,655	Watts Water Technologies, Inc., Class A	95,626
5,574	Werner Enterprises, Inc.	129,094

		11,329,016

	Information Technology—11.7%
4,749	Acxiom Corp.(b)	157,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,791	Advanced Energy Industries, Inc.(b)	$37,396
1,504	Aeroflex Holding Corp.(b)	11,656
1,183	Agilysys, Inc.(b)	13,900
1,657	American Software, Inc., Class A	14,499
22,770	Amkor Technology, Inc.(b)	120,909
7,058	ANADIGICS, Inc.(b)	14,257
834	Anaren, Inc.(b)	20,833
1,827	Applied Micro Circuits Corp.(b)	21,303
5,991	ARRIS Group, Inc.(b)	106,999
1,806	ATMI, Inc.(b)	49,376
7,536	Aviat Networks, Inc.(b)	15,524
5,581	Avid Technology, Inc.(b)	41,578
4,222	AVX Corp. (Japan)	55,941
1,024	Bel Fuse, Inc., Class B	21,545
2,009	Belden, Inc.	135,125
8,475	Benchmark Electronics, Inc.(b)	192,637
2,187	Black Box Corp.	54,762
7,656	Broadridge Financial Solutions, Inc.	269,185
3,601	CACI International, Inc., Class A(b)	259,200
5,346	Cadence Design Systems, Inc.(b)	69,338
4,969	Checkpoint Systems, Inc.(b)	84,572
7,353	CIBER, Inc.(b)	23,897
2,119	Cohu, Inc.	20,258
9,932	Compuware Corp.	106,074
10,720	Convergys Corp.	211,613
2,636	CSG Systems International, Inc.	73,439
3,346	CTS Corp.	62,303
2,455	Cypress Semiconductor Corp.(b)	22,782
2,885	Daktronics, Inc.	34,505
2,225	Digi International, Inc.(b)	22,428
3,384	Digital River, Inc.(b)	60,371
18,599	EarthLink, Inc.	94,111
1,511	Electro Rent Corp.	27,410
2,120	Electro Scientific Industries, Inc.	25,398
2,048	Electronics for Imaging, Inc.(b)	70,267
1,592	EMCORE Corp.(b)(c)	8,485
8,122	Emulex Corp.(b)	61,159
5,882	Entegris, Inc.(b)	60,879
423	ePlus, Inc.	22,994
4,425	Extreme Networks, Inc.(b)	23,718
1,304	Fair Isaac Corp.	74,693
11,158	Fairchild Semiconductor International, Inc.(b)	141,372
4,739	FormFactor, Inc.(b)	24,738
3,786	Freescale Semiconductor Ltd.(b)	58,456
5,227	Global Cash Access Holdings, Inc.(b)	43,384
2,264	GSI Group, Inc.(b)	22,595
9,035	Integrated Device Technology, Inc.(b)	96,132
5,388	International Rectifier Corp.(b)	140,304
16,145	Intersil Corp., Class A	180,178
1,688	IXYS Corp.	19,631
7,633	Kemet Corp.(b)	43,279
6,836	Lender Processing Services, Inc.	235,979
4,347	Lionbridge Technologies, Inc.(b)	18,953
24,514	LSI Corp.(b)	207,879
3,061	Mercury Systems, Inc.(b)	28,222
2,535	Methode Electronics, Inc.	64,845

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
522	MoneyGram International, Inc.(b)	$11,019
22,620	Monster Worldwide, Inc.(b)	97,718
1,411	Multi-Fineline Electronix, Inc. (Singapore)(b)	18,922
2,451	Newport Corp.(b)	38,897
1,509	Park Electrochemical Corp.	42,327
2,473	Pericom Semiconductor Corp.(b)	19,982
9,035	Photronics, Inc.(b)	75,894
4,398	Plexus Corp.(b)	168,355
1,245	PLX Technology, Inc.(b)	7,520
1,877	PRGX Global, Inc.(b)	13,477
7,524	QLogic Corp.(b)	92,921
29,826	Quantum Corp.(b)	36,984
2,389	RealNetworks, Inc.(b)	18,324
17,030	RF Micro Devices, Inc.(b)	89,407
1,117	Richardson Electronics Ltd.	12,868
1,846	Rofin-Sinar Technologies, Inc.(b)	48,457
746	Rogers Corp.(b)	45,476
1,404	Rudolph Technologies, Inc.(b)	14,882
3,695	ScanSource, Inc.(b)	142,110
4,507	Sigma Designs, Inc.(b)	24,518
3,996	Silicon Image, Inc.(b)	20,979
11,973	Sonus Networks, Inc.(b)	35,919
5,778	Spansion, Inc., Class A(b)	69,163
30,444	SunEdison, Inc.(b)	283,129
3,867	SunPower Corp. (France)(b)(c)	116,745
507	Supertex, Inc.	12,934
3,943	Symmetricom, Inc.(b)	28,271
4,557	Take-Two Interactive Software, Inc.(b)	81,616
1,844	TeleTech Holdings, Inc.(b)	48,811
53,070	Tellabs, Inc.	129,491
8,831	Teradyne, Inc.(b)	154,454
3,557	Tessera Technologies, Inc.	67,654
2,276	Ultra Clean Holdings, Inc.(b)	21,190
11,619	United Online, Inc.	141,639
10,851	Unwired Planet, Inc.(b)	17,579
2,285	ValueClick, Inc.(b)	43,895
371	Viasystems Group, Inc.(b)	5,565
955	Vishay Precision Group, Inc.(b)	15,662
1,286	XO Group, Inc.(b)	17,850
2,164	Zebra Technologies Corp., Class A(b)	104,543
664	Zygo Corp.(b)	10,252

		6,648,474

	Materials—5.1%
2,808	A. Schulman, Inc.	93,001
2,547	A.M. Castle & Co.(b)	36,448
364	AEP Industries, Inc.(b)	21,629
1,773	AMCOL International Corp.	56,878
489	American Pacific Corp.(b)	22,259
2,511	Carpenter Technology Corp.	148,978
9,272	Century Aluminum Co.(b)	80,481
7,922	Chemtura Corp.(b)	194,089
14,964	Ferro Corp.(b)	191,988
2,971	Greif, Inc., Class A	158,919
2,295	H.B. Fuller Co.	109,862
4,961	Headwaters, Inc.(b)	43,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Fundamental Pure Small Value Portfolio (PXSV) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
3,999	Horsehead Holding Corp.(b)	$58,025
3,976	Louisiana-Pacific Corp.(b)	67,632
2,337	Materion Corp.	69,666
1,888	Minerals Technologies, Inc.	106,917
2,824	Myers Industries, Inc.	50,324
1,343	Neenah Paper, Inc.	55,251
8,660	Noranda Aluminum Holding Corp.	23,555
7,206	Olin Corp.	162,207
1,708	Olympic Steel, Inc.	46,748
5,192	OM Group, Inc.(b)	176,528
4,610	P.H. Glatfelter Co.	120,782
2,023	RTI International Metals, Inc.(b)	68,580
4,226	Schnitzer Steel Industries, Inc., Class A	122,723
3,550	Sensient Technologies Corp.	185,061
6,033	SunCoke Energy, Inc.(b)	120,660
687	Texas Industries, Inc.(b)	36,892
1,499	Tredegar Corp.	43,801
531	Universal Stainless & Alloy Products, Inc.(b)	17,162
1,942	US Concrete, Inc.(b)	42,433
4,820	Wausau Paper Corp.	56,394
3,636	Worthington Industries, Inc.	147,403

		2,936,585

	Telecommunication Services—1.8%
3,769	Cbeyond, Inc.(b)	24,272
41,591	Cincinnati Bell, Inc.(b)	118,950
4,234	Consolidated Communications Holdings, Inc.	78,880
5,795	Fairpoint Communications, Inc.(b)(c)	54,125
4,408	General Communication, Inc., Class A(b)	41,920
667	Hawaiian Telcom Holdco, Inc.(b)	17,729
23,033	Leap Wireless International, Inc.(b)	370,831
4,619	NTELOS Holdings Corp.	87,946
3,861	Premiere Global Services, Inc.(b)	34,788
2,164	United States Cellular Corp.	104,738
5,197	USA Mobility, Inc.	77,539

		1,011,718

	Utilities—4.3%
2,992	ALLETE, Inc.	151,186
6,455	Avista Corp.	179,384
3,627	Black Hills Corp.	183,961
3,081	California Water Service Group	67,166
4,792	Empire District Electric Co. (The)	107,772
3,932	IDACORP, Inc.	202,891
2,711	Laclede Group, Inc. (The)	127,607
1,564	MGE Energy, Inc.	88,069
1,130	Middlesex Water Co.	23,425
3,848	New Jersey Resources Corp.	177,123
2,757	Northwest Natural Gas Co.	119,737
3,640	NorthWestern Corp.	166,858
3,264	Otter Tail Corp.	97,365
5,925	Piedmont Natural Gas Co., Inc.	202,279
1,178	SJW Corp.	33,255
1,888	South Jersey Industries, Inc.	112,430
4,056	Southwest Gas Corp.	220,079
1,194	Unitil Corp.	36,083

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
3,296	UNS Energy Corp.	$163,086

		2,459,756

	Total Common Stocks and Other Equity Interests (Cost $45,050,771)	57,048,175

	Money Market Fund—0.2%
100,765	Premier Portfolio—Institutional Class(d) (Cost $100,765)	100,765

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $45,151,536)—100.1%	57,148,940

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
1,980,117	Invesco Liquid Assets Portfolio—Institutional Class (Cost $1,980,117)(d)(e)	1,980,117

	Total Investments (Cost $47,131,653)—103.6%	59,129,057
	Other assets less liabilities—(3.6)%	(2,055,510)

	Net Assets—100.0%	$57,073,547

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Portfolio Composition
PowerShares Zacks Micro Cap Portfolio (PZI)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Financials	31.4
Industrials	17.4
Consumer Discretionary	15.3
Information Technology	14.2
Energy	8.2
Health Care	7.9
Materials	2.4
Consumer Staples	1.7
Telecommunication Services	1.3
Utilities	0.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.3%
17,685	AH Belo Corp., Class A	$142,187
8,575	Bassett Furniture Industries, Inc.	120,050
8,576	Big 5 Sporting Goods Corp.	162,172
336	Biglari Holdings, Inc.(b)	146,503
11,342	Black Diamond, Inc.(b)	169,109
19,373	Callaway Golf Co.	163,314
49,968	Career Education Corp.(b)	273,825
6,246	Carmike Cinemas, Inc.(b)	142,971
7,108	Carriage Services, Inc.	142,800
18,466	China Automotive Systems, Inc. (China)(b)	126,492
19,129	Christopher & Banks Corp.(b)	110,374
7,889	Citi Trends, Inc.(b)	115,810
2,089	Core-Mark Holding Co., Inc.	147,755
63,391	Corinthian Colleges, Inc.(b)	135,657
5,744	CSS Industries, Inc.	148,712
8,332	Delta Apparel, Inc.(b)	157,475
21,319	Destination XL Group, Inc.(b)	148,167
10,671	Digital Generation, Inc.(b)	134,988
12,380	Dixie Group, Inc. (The)(b)	155,988
7,519	E.W. Scripps Co. (The), Class A(b)	149,027
15,706	Entercom Communications Corp., Class A(b)(c)	137,742
8,871	Fred’s, Inc., Class A	143,710
7,061	Fuel Systems Solutions, Inc.(b)	126,816
17,685	Gray Television, Inc.(b)	149,438
5,622	Haverty Furniture Cos., Inc.	156,348
7,700	hhgregg, Inc.(b)	119,427
35,360	Iao Kun Group Holdings Co. Ltd. (Hong Kong)	118,102
16,237	Journal Communications, Inc., Class A(b)	135,579

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
7,479	Kirkland’s, Inc.(b)	$132,752
9,080	Lifetime Brands, Inc.	142,193
30,114	Lincoln Educational Services Corp.	143,945
11,305	MarineMax, Inc.(b)	166,523
9,436	Modine Manufacturing Co.(b)	125,687
7,268	Monarch Casino & Resort, Inc.(b)	122,902
19,105	Nautilus, Inc.(b)	152,076
7,319	Perry Ellis International, Inc.	139,134
40,711	RadioShack Corp.(b)(c)	114,398
6,816	Remy International, Inc.	150,156
11,702	Rick’s Cabaret International, Inc.(b)	132,116
7,924	Rocky Brands, Inc.	120,128
18,387	Ruby Tuesday, Inc.(b)	109,035
11,705	Ruth’s Hospitality Group, Inc.	142,684
16,657	Salem Communications Corp., Class A	137,587
37,087	SORL Auto Parts, Inc.(b)	178,388
7,705	Speedway Motorsports, Inc.	140,693
4,290	Standard Motor Products, Inc.	155,126
12,761	Stoneridge, Inc.(b)	162,830
3,598	Strattec Security Corp.	145,791
7,735	Superior Industries International, Inc.	145,031
6,900	Tower International, Inc.(b)	146,418
29,984	Trans World Entertainment Corp.	129,831
17,567	TravelCenters of America LLC(b)	145,982
9,033	Tuesday Morning Corp.(b)	127,817
5,903	Unifi, Inc.(b)	143,974
3,834	Universal Electronics, Inc.(b)	149,181
31,711	ValueVision Media, Inc., Class A(b)	169,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
10,068	VOXX International Corp.(b)	$156,155
11,304	West Marine, Inc.(b)	138,022
5,315	Winnebago Industries, Inc.(b)	157,643
9,075	Zale Corp.(b)	141,842

		8,645,915

	Consumer Staples—1.7%
47,401	Alliance One International, Inc.(b)	140,781
10,893	Chiquita Brands International, Inc.(b)	112,743
4,832	Ingles Markets, Inc., Class A	124,714
5,986	John B. Sanfilippo & Son, Inc.	147,136
13,651	Omega Protein Corp.(b)	127,773
6,252	Spartan Stores, Inc.	147,110
14,189	SunOpta, Inc.(b)	152,815

		953,072

	Energy—8.2%
2,485	Adams Resources & Energy, Inc.	128,649
67,278	Cal Dive International, Inc.(b)	132,538
15,323	Capital Product Partners LP (Greece)(c)	143,423
6,589	Compressco Partners, LP	143,179
8,671	Comstock Resources, Inc.	148,361
6,602	Crosstex Energy, Inc.	202,615
4,248	Dawson Geophysical Co.(b)	124,212
29,282	Equal Energy Ltd. (Canada)	138,797
29,791	Forbes Energy Services Ltd.(b)	148,359
34,933	Gastar Exploration Ltd.(b)	150,911
8,594	Green Plains Renewable Energy, Inc.	138,621
69,672	James River Coal Co.(b)(c)	133,770
13,559	Knightsbridge Tankers Ltd. (Bermuda)	111,726
108,608	L&L Energy, Inc.(b)(c)	154,223
7,034	Matrix Service Co.(b)	146,237
19,007	Miller Energy Resources, Inc.(b)(c)	128,487
5,176	Natural Gas Services Group, Inc.(b)	144,876
37,387	Navios Maritime Acquisition Corp.	149,174
25,302	North American Energy Partners, Inc. (Canada)	152,318
24,202	Parker Drilling Co.(b)	174,254
20,750	Penn Virginia Corp.(b)	176,583
3,657	PHI, Inc.(b)	145,622
18,363	Pioneer Energy Services Corp.(b)	154,249
9,102	Renewable Energy Group, Inc.(b)	99,303
4,516	REX American Resources Corp.(b)	130,241
15,102	StealthGas, Inc.(b)	173,673
14,148	Synergy Resources Corp.(b)	146,573
8,328	Tesco Corp.(b)	143,075
14,054	Triangle Petroleum Corp.(b)	148,551
26,646	Tsakos Energy Navigation Ltd.(c)	133,497
47,072	Warren Resources, Inc.(b)	147,335
15,025	Willbros Group, Inc.(b)	146,644

		4,640,076

	Financials—31.4%
18,814	1st United Bancorp, Inc.	143,739
7,553	Ameris Bancorp(b)	138,220
3,909	AMERISAFE, Inc.	150,496
8,001	Amreit, Inc., Class B REIT	140,818

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
9,032	Apollo Commercial Real Estate Finance, Inc. REIT	$145,506
9,452	Apollo Residential Mortgage, Inc. REIT	142,347
20,342	Arbor Realty Trust, Inc. REIT	135,274
11,097	Ares Commercial Real Estate Corp. REIT	137,936
5,799	Arlington Asset Investment Corp., Class A	143,061
9,971	Banc of California, Inc.	140,691
5,534	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	145,157
7,782	Bancorp, Inc. (The)(b)	125,835
22,141	Bank Mutual Corp.	140,817
3,638	Banner Corp.	139,190
5,493	Berkshire Hills Bancorp, Inc.	139,357
14,533	BlackRock Kelso Capital Corp.	136,465
5,474	Blackstone Mortgage Trust, Inc., Class A REIT	134,058
10,338	BNC Bancorp	135,531
2,134	BofI Holding, Inc.(b)	128,936
14,654	Brookline Bancorp, Inc.	129,981
2,850	C&F Financial Corp.	153,643
13,805	Calamos Asset Management, Inc., Class A	135,565
4,058	Capital Southwest Corp.	133,386
8,343	Cardinal Financial Corp.	137,660
14,342	Centerstate Banks, Inc.	141,412
12,770	Charter Financial Corp.	138,427
7,722	Chatham Lodging Trust REIT	145,637
14,276	CoBiz Financial, Inc.	154,895
23,265	Consumer Portfolio Services, Inc.(b)	156,341
4,090	Coresite Realty Corp. REIT	132,680
39,984	Cowen Group, Inc., Class A(b)	158,736
7,276	Doral Financial Corp. (Puerto Rico)(b)	122,964
4,883	Eagle Bancorp, Inc.(b)	129,155
6,138	Ellington Financial LLC	139,946
4,570	EMC Insurance Group, Inc.	155,563
4,637	Employers Holdings, Inc.	139,435
8,219	Enterprise Financial Services Corp.	148,189
6,310	Farmers Capital Bank Corp.(b)	129,607
5,144	FBR & Co.(b)	136,316
4,132	Federal Agricultural Mortgage Corp., Class C	147,471
14,491	Federated National Holding Co.(b)	148,533
9,093	Fidelity Southern Corp.(b)	138,850
7,108	Fidus Investment Corp.	144,363
9,607	First Bancorp	143,913
18,171	First Commonwealth Financial Corp.	157,906
5,897	First Defiance Financial Corp.	152,261
13,310	First Financial Northwest, Inc.	144,280
7,959	First Merchants Corp.	149,629
7,524	Flushing Financial Corp.	151,157
6,405	Forestar Group, Inc.(b)	143,024
7,029	FXCM, Inc., Class A	115,205
11,027	Gain Capital Holdings, Inc.	115,453
35,146	GFI Group, Inc.	121,957
5,453	Global Indemnity PLC(b)	134,307
7,953	Golub Capital BDC, Inc.	139,973
33,452	Gramercy Property Trust, Inc. REIT(b)	152,876
9,310	GSV Capital Corp.(b)(c)	142,350
3,378	HCI Group, Inc.	148,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
9,103	Hercules Technology Growth Capital, Inc.	$140,550
7,918	Heritage Financial Group, Inc.	136,031
7,186	HomeStreet, Inc.	136,678
9,725	ICG Group, Inc.(b)	158,615
21,787	Imperial Holdings, Inc.(b)	127,672
3,864	Independent Bank Corp.	138,640
2,135	Infinity Property & Casualty Corp.	146,418
7,349	Interactive Brokers Group, Inc., Class A	151,610
17,506	Intervest Bancshares Corp., Class A(b)	127,619
6,745	INTL FCStone, Inc.(b)	138,003
8,831	Investment Technology Group, Inc.(b)	141,473
3,139	Kansas City Life Insurance Co.	144,080
15,358	Kcap Financial, Inc.	129,468
23,260	Kite Realty Group Trust REIT	148,864
12,258	Lakeland Bancorp, Inc.	139,741
25,804	Macatawa Bank Corp.(b)	126,698
11,680	Maiden Holdings Ltd.	127,896
9,139	MainSource Financial Group, Inc.	148,235
8,268	Manning & Napier, Inc., Class A	137,249
27,545	MCG Capital Corp.	129,737
21,220	Meadowbrook Insurance Group, Inc.	140,901
9,268	Medallion Financial Corp.	140,688
3,629	Meta Financial Group, Inc.	135,071
6,566	Metro Bancorp, Inc.(b)	140,118
10,561	MVC Capital, Inc.	146,059
683	National Western Life Insurance Co., Class A	142,064
2,387	Navigators Group, Inc. (The)(b)	134,245
19,043	Newbridge Bancorp(b)	142,061
8,520	OFG Bancorp	126,181
6,800	One Liberty Properties, Inc. REIT	143,752
7,812	Oppenheimer Holdings, Inc., Class A	154,912
10,589	Pacific Continental Corp.	145,916
10,329	Pacific Premier Bancorp, Inc.(b)	143,676
21,658	Park Sterling Corp.	140,994
12,247	PennantPark Investment Corp.	137,901
3,590	Phoenix Cos., Inc. (The)(b)	138,466
4,022	Piper Jaffray Cos., Inc.(b)	144,350
16,989	Preferred Apartment Communities, Inc., Class A REIT	140,669
7,753	Preferred Bank(b)	149,013
8,305	Provident Financial Holdings, Inc.	125,904
12,664	Provident New York Bancorp(b)(c)	148,422
19,608	RAIT Financial Trust REIT	148,040
4,338	Regional Management Corp.(b)	138,859
5,077	Renasant Corp.	145,608
5,006	Republic Bancorp, Inc., Class A	115,238
23,217	Resource Capital Corp. REIT	142,785
10,608	Rockville Financial, Inc.	139,495
2,603	Safety Insurance Group, Inc.	142,358
22,757	Security National Financial Corp., Class A(b)	133,584
8,770	Sierra Bancorp	166,016
9,374	Southwest Bancorp, Inc.(b)	150,078
4,312	Stewart Information Services Corp.	135,052
15,006	Summit Hotel Properties, Inc. REIT	137,905
8,503	TCP Capital Corp.	141,745
7,764	Terreno Realty Corp. REIT	138,044

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
8,829	THL Credit, Inc.	$143,471
6,054	TriCo Bancshares	153,106
5,901	Union First Market Bankshares Corp.	142,332
9,195	United Community Banks, Inc.(b)	143,350
35,451	United Community Financial Corp.(b)	141,804
4,556	United Fire Group, Inc.	144,425
19,561	Universal Insurance Holdings, Inc.	153,358
13,591	Waterstone Financial, Inc.(b)	144,608
4,640	WesBanco, Inc.	136,416
16,861	Wilshire Bancorp, Inc.	142,813
12,370	Winthrop Realty Trust REIT	145,595
2,289	WSFS Financial Corp.	160,253
8,057	Yadkin Financial Corp.(b)	132,296

		17,750,183

	Health Care—7.9%
4,769	Addus HomeCare Corp.(b)	123,279
22,249	Affymetrix, Inc.(b)	157,300
10,699	Albany Molecular Research, Inc.(b)	140,157
70,004	Alphatec Holdings, Inc.(b)	127,407
8,010	Amedisys, Inc.(b)	130,403
5,758	Anika Therapeutics, Inc.(b)	171,992
13,920	Biotelemetry, Inc.(b)	127,229
46,122	Chelsea Therapeutics International Ltd.(b)	130,525
36,296	China Cord Blood Corp. (Hong Kong)(b)	150,628
8,088	Chindex International, Inc.(b)	136,121
22,757	Cross Country Healthcare, Inc.(b)	135,177
15,497	Cutera, Inc.(b)	155,745
5,311	ExamWorks Group, Inc.(b)	137,289
26,675	Five Star Quality Care, Inc.(b)	135,242
4,053	Greatbatch, Inc.(b)	154,500
7,500	Healthways, Inc.(b)	72,225
5,278	Hyperion Therapeutics, Inc.(b)	105,718
66,630	Inovio Pharmaceuticals, Inc.(b)(c)	115,270
8,841	Insmed, Inc.(b)	125,896
7,985	Invacare Corp.	171,438
13,668	Keryx Biopharmaceuticals, Inc.(b)	141,464
10,274	Kindred Healthcare, Inc.(c)	142,603
6,362	Lannett Co., Inc.(b)	150,207
5,879	LHC Group, Inc.(b)	121,107
20,908	Medical Action Industries, Inc.(b)	126,703
5,825	Omnicell, Inc.(b)	134,383
24,938	Pacific Biosciences of California, Inc.(b)	102,495
10,395	PharMerica Corp.(b)	153,430
4,807	Providence Service Corp. (The)(b)	143,681
12,442	Repligen Corp.(b)	136,116
23,069	Sinovac Biotech Ltd. (China)(b)	127,110
25,980	Targacept, Inc.(b)	123,405
7,500	Triple-S Management Corp., Class B (Puerto Rico)(b)	133,575

		4,439,820

	Industrials—17.4%
8,830	Aceto Corp.	140,839
11,640	Aegean Marine Petroleum Network, Inc. (Greece)	114,305
18,535	Air Transport Services Group, Inc.(b)	134,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,838	Alamo Group, Inc.	$133,925
4,007	American Woodmark Corp.(b)	135,917
4,646	Apogee Enterprises, Inc.	145,327
5,373	Arkansas Best Corp.	147,059
28,215	Baltic Trading Ltd.	126,403
2,050	Barrett Business Services, Inc.	170,704
17,615	Broadwind Energy, Inc.(b)	128,590
5,927	CAI International, Inc.(b)	129,742
18,537	CBIZ, Inc.(b)	151,262
6,576	Coleman Cable, Inc.	161,770
5,739	Columbus McKinnon Corp.(b)	149,271
8,204	Comfort Systems USA, Inc.	152,841
2,460	Consolidated Graphics, Inc.(b)	157,661
8,718	Courier Corp.	148,119
21,761	Covenant Transport Group, Inc., Class A(b)	142,099
7,406	CRA International, Inc.(b)	141,084
4,811	Ducommun, Inc.(b)	119,601
19,220	Eagle Bulk Shipping, Inc.(b)	106,863
3,496	Encore Wire Corp.	173,157
4,375	Engility Holdings, Inc.(b)	135,494
7,695	Ennis, Inc.	136,586
8,814	Erickson Air-Crane, Inc.(b)(c)	172,754
6,669	FreightCar America, Inc.	148,319
35,325	Genco Shipping & Trading Ltd.(b)(c)	94,318
9,735	Gibraltar Industries, Inc.(b)	155,857
26,632	Global Ship Lease, Inc., Class A (United Kingdom)(b)	133,426
3,817	Graham Corp.	140,504
10,997	Griffon Corp.	137,792
8,985	Hardinge, Inc.	132,888
18,539	Hawaiian Holdings, Inc.(b)(c)	152,947
7,236	Heidrick & Struggles International, Inc.	134,011
5,368	Hurco Cos., Inc.	131,462
3,895	ICF International, Inc.(b)	134,845
8,566	Insteel Industries, Inc.	142,110
5,026	International Shipholding Corp.	124,745
4,133	Kadant, Inc.	147,961
7,083	Kelly Services, Inc., Class A	147,751
16,660	Kratos Defense & Security Solutions, Inc.(b)	141,277
27,701	Lihua International, Inc. (China)(b)	160,943
12,619	Manitex International, Inc.(b)	163,164
8,041	Marten Transport Ltd.	141,843
4,065	Multi-Color Corp.	141,584
8,927	Navigant Consulting, Inc.(b)	154,883
19,382	Navios Maritime Holdings, Inc.	137,225
8,865	NN, Inc.	142,549
4,195	Northwest Pipe Co.(b)	151,146
13,249	Orion Marine Group, Inc.(b)	165,613
4,589	Patrick Industries, Inc.(b)	143,544
12,183	Pike Electric Corp.	131,698
2,250	Powell Industries, Inc.(b)	141,368
8,594	PowerSecure International, Inc.(b)	155,380
11,666	Republic Airways Holdings, Inc.(b)	137,425
53,930	Revolution Lighting Technologies, Inc.(b)	161,251
20,286	Safe Bulkers, Inc. (Greece)	151,334
4,452	Saia, Inc.(b)	144,824

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
9,561	SkyWest, Inc.	$143,797
5,644	SL Industries, Inc.	152,388
5,412	Sparton Corp.(b)	142,823
15,511	Tecumseh Products Co., Class A(b)	120,986
6,469	Tutor Perini Corp.(b)	148,464
37,119	Ultrapetrol Bahamas Ltd.(b)	133,628
5,527	Viad Corp.	147,571
27,930	Vitran Corp., Inc. (Canada)(b)	153,056
2,938	VSE Corp.	128,684
8,769	Willis Lease Finance Corp.(b)	152,844
6,364	XPO Logistics, Inc.(b)(c)	128,426

		9,834,220

	Information Technology—14.2%
7,873	Advanced Energy Industries, Inc.(b)	164,388
6,782	Alliance Fiber Optic Products, Inc.	125,942
16,507	Alpha & Omega Semiconductor Ltd.(b)	121,492
18,901	Amtech Systems, Inc.(b)	151,208
19,709	AudioCodes Ltd. (Israel)(b)	120,028
65,388	Axcelis Technologies, Inc.(b)	141,892
4,501	Black Box Corp.	112,705
6,005	Blucora, Inc.(b)	141,898
14,812	Brooks Automation, Inc.	142,788
7,839	CalAmp Corp.(b)	184,452
8,122	Canadian Solar, Inc. (Canada)(b)	186,806
8,260	Checkpoint Systems, Inc.(b)	140,585
7,670	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	122,490
42,068	CIBER, Inc.(b)	136,721
10,273	Clearfield, Inc.(b)	152,451
12,640	Cohu, Inc.	120,838
8,748	CTS Corp.	162,888
19,563	DSP Group, Inc.(b)	145,744
17,771	Emulex Corp.(b)	133,816
2,686	ePlus, Inc.	146,011
10,352	Exar Corp.(b)	119,359
8,190	Fabrinet (Cayman Islands)(b)	137,101
20,237	FormFactor, Inc.(b)	105,637
28,274	Gilat Satellite Networks Ltd. (Israel)(b)	145,894
19,622	GSI Technology, Inc.(b)	137,746
9,225	Hollysys Automation Technologies Ltd. (China)(b)	154,703
39,892	Hutchinson Technology, Inc.(b)	148,398
10,457	Immersion Corp.(b)	133,013
12,664	Integrated Silicon Solution, Inc.(b)	136,518
15,672	IntraLinks Holdings, Inc.(b)	162,832
30,921	Lattice Semiconductor Corp.(b)	158,625
18,948	Marchex, Inc., Class B	169,016
57,761	Mattson Technology, Inc.(b)	170,973
13,896	Mercury Systems, Inc.(b)	128,121
18,660	NeoPhotonics Corp.(b)	132,299
13,841	Netsol Technologies, Inc.(b)	107,821
52,859	Novatel Wireless, Inc.(b)	162,013
7,377	Oplink Communications, Inc.(b)	134,630
11,578	Orbotech Ltd. (Israel)(b)	138,010
14,838	PCM, Inc.(b)	156,096
7,513	Perficient, Inc.(b)	135,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
10,482	Perion Network Ltd. (Israel)(b)(c)	$117,923
17,619	Photronics, Inc.(b)	148,000
11,389	Rubicon Technology, Inc.(b)(c)	97,945
12,097	Rudolph Technologies, Inc.(b)	128,228
12,031	SeaChange International, Inc.(b)	170,720
8,426	Sierra Wireless, Inc. (Canada)(b)	152,174
3,736	Silicom Ltd. (Israel)	165,953
25,305	Support.com, Inc.(b)	112,860
56,062	TeleCommunication Systems, Inc., Class A(b)	127,821
4,093	Tessco Technologies, Inc.	145,015
7,784	Uni-Pixel, Inc.(b)	128,047
12,437	United Online, Inc.	151,609
4,777	Virtusa Corp.(b)	148,469
9,480	Vishay Precision Group, Inc.(b)	155,472
41,173	Westell Technologies, Inc., Class A(b)	147,811
12,395	Xyratex Ltd.	123,206

		8,051,111

	Materials—2.4%
8,568	A.M. Castle & Co.(b)	122,608
2,535	American Pacific Corp.(b)	115,393
30,316	China Green Agriculture, Inc. (China)(b)	119,445
11,069	Horsehead Holding Corp.(b)	160,611
4,302	Materion Corp.	128,243
4,965	Olympic Steel, Inc.	135,892
25,307	Primero Mining Corp. (Canada)(b)	144,756
38,415	Thompson Creek Metals Co., Inc.(b)(c)	123,312
6,875	US Concrete, Inc.(b)	150,219
8,271	Zoltek Cos., Inc.(b)	138,126

		1,338,605

	Telecommunication Services—1.3%
5,185	Hawaiian Telcom Holdco, Inc.(b)	137,817
20,043	Iridium Communications, Inc.(b)	120,859
26,173	ORBCOMM, Inc.(b)	157,823
9,739	USA Mobility, Inc.	145,306
43,930	Vonage Holdings Corp.(b)	163,860

		725,665

	Utilities—0.2%
9,213	Consolidated Water Co. Ltd. (Cayman Islands)	138,563

	Total Common Stocks and Other Equity Interests (Cost $51,047,230)	56,517,230

	Money Market Fund—0.2%
101,588	Premier Portfolio—Institutional Class(d) (Cost $101,588)	101,588

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $51,148,818)—100.2%	56,618,818

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.8%
1,588,750	Invesco Liquid Assets Portfolio—Institutional Class (Cost $1,588,750)(d)(e)	$1,588,750

	Total Investments (Cost $52,737,568)—103.0%	58,207,568
	Other assets less liabilities—(3.0)%	(1,678,264)

	Net Assets—100.0%	$56,529,304

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)
Assets:
Unaffiliated investments, at value(a)	$247,161,139	$676,251,528	$34,404,233	$96,487,323
Affiliated investments, at value	150,394	—	41,047	27,643

Total investments, at value	247,311,533	676,251,528	34,445,280	96,514,966
Foreign currencies, at value	—	—	—	—
Receivables:
Dividends	71,193	847,806	45,603	72,773
Expenses absorbed	—	—	—	—
Investments sold	—	—	—	—
Security lending	—	—	—	—
Shares sold	—	1,344,624	—	—
Other assets	1,195	1,535	8,965	24,595

Total Assets	247,383,921	678,445,493	34,499,848	96,612,334

Liabilities:
Due to custodian	—	179,944	—	—
Payables:
Investments purchased	—	1,342,338	—	—
Collateral upon return of securities loaned	—	—	—	—
Accrued advisory fees	102,390	281,706	2,391	18,216
Accrued trustees fees	25,518	29,891	11,266	6,473
Accrued expenses	114,975	265,680	74,999	97,378

Total Liabilities	242,883	2,099,559	88,656	122,067

Net Assets	$247,141,038	$676,345,934	$34,411,192	$96,490,267

Net Assets Consist of:
Shares of beneficial interest	$435,071,658	$674,344,516	$38,860,609	$85,484,002
Undistributed net investment income (loss)	(31,452)	1,128,194	37,540	(124,931)
Undistributed net realized gain (loss)	(236,951,225)	(94,199,039)	(10,805,492)	601,893
Net unrealized appreciation	49,052,057	95,072,263	6,318,535	10,529,303

Net Assets	$247,141,038	$676,345,934	$34,411,192	$96,490,267

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,100,000	25,150,000	1,000,000	3,550,001
Net asset value	$24.47	$26.89	$34.41	$27.18

Market price	$24.52	$26.93	$34.44	$27.27

Unaffiliated investments, at cost	$198,109,082	$581,179,265	$28,085,698	$85,958,020

Affiliated investments, at cost	$150,394	$—	$41,047	$27,643

Total investments, at cost	$198,259,476	$581,179,265	$28,126,745	$85,985,663

Foreign currencies, at cost	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$12,240,693	$25,103,182	$87,376,576	$37,703,523	$15,725,842	$28,071,923	$57,048,175	$56,517,230
—	391,346	145,237	—	71,200	228,962	2,080,882	1,690,338

12,240,693	25,494,528	87,521,813	37,703,523	15,797,042	28,300,885	59,129,057	58,207,568
—	—	—	147,656	—	—	—	—

21,858	19,128	34,735	16,539	6,880	9,728	23,339	21,773
3,806	269	—	—	3,350	—	—	—
74,743		—	—	—	—	415,317	124,130
—	—	—	—	—	—	1,467	14,346
—	—	—	—	—	—	—	—
8,629	20,418	9,784	4,060	812	26,750	5,869	1,535

12,349,729	25,534,343	87,566,332	37,871,778	15,808,084	28,337,363	59,575,049	58,369,352

40,418	—	—	65,210	—	—	—	—

—	—	—	—	—	—	401,501	122,392
—	—	—	—	—	—	1,980,117	1,588,750
—	—	18,228	2,585	—	129	7,228	19,415
5,634	10,786	18,099	12,103	10,483	11,733	13,185	12,965
62,996	82,722	99,440	76,720	67,055	100,182	99,471	96,526

109,048	93,508	135,767	156,618	77,538	112,044	2,501,502	1,840,048

$12,240,681	$25,440,835	$87,430,565	$37,715,160	$15,730,546	$28,225,319	$57,073,547	$56,529,304

$10,742,963	$31,616,424	$243,491,603	$75,427,902	$22,338,633	$73,915,718	$90,948,241	$139,295,094
35,103	24,975	135,442	37,379	16,746	18,116	55,162	53,384
8,381	(10,328,088)	(170,821,104)	(45,209,720)	(9,377,719)	(50,300,268)	(45,927,260)	(88,289,174)
1,454,234	4,127,524	14,624,624	7,459,599	2,752,886	4,591,753	11,997,404	5,470,000

$12,240,681	$25,440,835	$87,430,565	$37,715,160	$15,730,546	$28,225,319	$57,073,547	$56,529,304

450,001	750,000	3,100,000	1,600,000	500,000	1,250,000	2,450,000	3,600,000
$27.20	$33.92	$28.20	$23.57	$31.46	$22.58	$23.30	$15.70

$27.24	$34.00	$28.19	$23.58	$31.48	$22.61	$23.33	$15.72

$10,786,459	$21,015,652	$72,751,952	$30,254,665	$12,972,956	$23,439,260	$45,050,771	$51,047,230

$—	$351,352	$145,237	$—	$71,200	$269,872	$2,080,882	$1,690,338

$10,786,459	$21,367,004	$72,897,189	$30,254,665	$13,044,156	$23,709,132	$47,131,653	$52,737,568

$—	$—	$—	$136,915	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$1,904,739	$1,463,465

49

Statements of Operations

For the six months ended October 31, 2013

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Fundamental Pure Large Core Portfolio (PXLC)	PowerShares Fundamental Pure Large Growth Portfolio (PXLG)
Investment Income:
Unaffiliated dividend income	$1,105,080	$8,326,563	$342,635	$1,047,174
Affiliated dividend income	8	19	4	2
Securities lending income	—	—	—	—
Foreign withholding tax	—	—	—	(1,079)

Total Income	1,105,088	8,326,582	342,639	1,046,097

Expenses:
Advisory fees	575,457	1,582,831	44,754	128,537
Sub-licensing	34,528	94,970	7,908	27,839
Accounting & administration fees	22,355	59,078	18,046	18,046
Professional fees	16,210	20,367	14,368	13,842
Trustees fees	7,050	12,208	4,345	5,004
Custodian & transfer agent fees	3,912	9,333	3,308	2,489
Listing fee and expenses	3,767	3,769	3,763	3,757
Other expenses	10,600	29,332	2,277	4,401

Total Expenses	673,879	1,811,888	98,769	203,915

Waivers	(42)	(116)	(39,069)	(31,065)

Net Expenses	673,837	1,811,772	59,700	172,850

Net Investment Income	431,251	6,514,810	282,939	873,247

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	1,526,193	(6,202,287)	27,435	(70,347)
In-kind redemptions	22,566,553	48,711,467	—	372,843
Foreign currencies	—	—	—	—

Net realized gain	24,092,746	42,509,180	27,435	302,496

Change in net unrealized appreciation (depreciation) on:
Investment securities	8,211,624	(1,877,151)	3,170,245	7,214,048
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	8,211,624	(1,877,151)	3,170,245	7,214,048

Net realized and unrealized gain	32,304,370	40,632,029	3,197,680	7,516,544

Net increase in net assets resulting from operations	$32,735,621	$47,146,839	$3,480,619	$8,389,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Fundamental Pure Large Value Portfolio (PXLV)	PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	PowerShares Fundamental Pure Small Core Portfolio (PXSC)	PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	PowerShares Fundamental Pure Small Value Portfolio (PXSV)	PowerShares Zacks MicroCap Portfolio (PZI)

$148,536	$197,282	$715,185	$319,896	$105,076	$138,894	$437,511	$319,793
3	3,863	6	—	4	9,597	4	4
—	—	—	—	—	—	12,765	51,120
—	(167)	—	—	(395)	—	—	(259)

148,539	200,978	715,191	319,896	104,685	148,491	450,280	370,658

15,819	33,705	122,218	48,867	21,713	39,076	77,211	125,026
2,824	6,064	22,365	8,441	3,996	6,952	13,891	25,005
18,046	18,046	18,046	18,046	18,046	18,046	18,046	18,046
13,632	14,191	15,397	14,158	14,443	14,699	15,510	16,638
3,916	4,277	5,138	4,392	4,164	4,261	4,654	4,552
2,685	3,482	5,053	7,626	6,835	8,866	11,791	6,993
3,757	3,767	3,763	3,763	3,763	3,763	3,763	3,769
754	1,691	6,893	2,770	1,325	2,674	4,939	4,435

61,433	85,223	198,873	108,063	74,285	98,337	149,805	204,464

(40,171)	(40,446)	(35,163)	(42,923)	(45,613)	(46,429)	(46,611)	(29,454)

21,262	44,777	163,710	65,140	28,672	51,908	103,194	175,010

127,277	156,201	551,481	254,756	76,013	96,583	347,086	195,648

14,748	233,110	802,803	135,816	42,757	132,794	314,385	(356,330)
—	—	267,771	—	435,155	337,395	—	5,234,226
—	—	—	—	—	—	—	(1,711)

14,748	233,110	1,070,574	135,816	477,912	470,189	314,385	4,876,185

737,131	2,467,184	5,823,910	3,817,175	1,453,483	3,334,105	8,679,582	2,158,035
—	—	—	4,464	—	—	—	1,000

737,131	2,467,184	5,823,910	3,821,639	1,453,483	3,334,105	8,679,582	2,159,035

751,879	2,700,294	6,894,484	3,957,455	1,931,395	3,804,294	8,993,967	7,035,220

$879,156	$2,856,495	$7,445,965	$4,212,211	$2,007,408	$3,900,877	$9,341,053	$7,230,868

51

Statements of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income	$431,251	$2,024,457	$6,514,810	$10,894,233
Net realized gain	24,092,746	21,861,235	42,509,180	37,231,755
Net change in unrealized appreciation (depreciation)	8,211,624	2,739,360	(1,877,151)	57,544,945

Net increase in net assets resulting from operations	32,735,621	26,625,052	47,146,839	105,670,933

Distributions to Shareholders from:
Net investment income	(697,203)	(1,990,554)	(6,755,344)	(10,900,743)

Shareholder Transactions:
Proceeds from shares sold	121,516,554	166,875,738	364,946,670	450,245,291
Value of shares repurchased	(119,310,849)	(169,626,504)	(303,817,463)	(389,930,643)

Net increase (decrease) in net assets resulting from shares transactions	2,205,705	(2,750,766)	61,129,207	60,314,648

Increase (Decrease) in Net Assets	34,244,123	21,883,732	101,520,702	155,084,838

Net Assets:
Beginning of period	212,896,915	191,013,183	574,825,232	419,740,394

End of period	$247,141,038	$212,896,915	$676,345,934	$574,825,232

Undistributed net investment income (loss) at end of period	$(31,452)	$234,500	$1,128,194	$1,368,728

Changes in Shares Outstanding:
Shares sold	5,500,000	8,950,000	14,150,000	20,750,000
Shares repurchased	(5,400,000)	(9,150,000)	(11,800,000)	(18,200,000)
Shares outstanding, beginning of period	10,000,000	10,200,000	22,800,000	20,250,000

Shares outstanding, end of period	10,100,000	10,000,000	25,150,000	22,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Fundamental Pure Large Core Portfolio (PXLC)		PowerShares Fundamental Pure Large Growth Portfolio (PXLG)		PowerShares Fundamental Pure Large Value Portfolio (PXLV)		PowerShares Fundamental Pure Mid Core Portfolio (PXMC)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$282,939	$608,250	$873,247	$384,170	$127,277	$141,166	$156,201	$283,696
27,435	2,361,514	302,496	1,834,815	14,748	882,558	233,110	941,088
3,170,245	1,527,836	7,214,048	3,127,962	737,131	211,524	2,467,184	1,551,100

3,480,619	4,497,600	8,389,791	5,346,947	879,156	1,235,248	2,856,495	2,775,884

(260,434)	(662,935)	(1,231,979)	(166,518)	(103,675)	(147,580)	(168,268)	(280,344)

3,317,466	10,362,143	9,102,207	97,586,544	3,916,290	2,477,129	2,984,287	2,985,502
—	(11,649,294)	(2,586,163)	(24,390,578)	—	(4,164,302)	—	(4,335,466)

3,317,466	(1,287,151)	6,516,044	73,195,966	3,916,290	(1,687,173)	2,984,287	(1,349,964)

6,537,651	2,547,514	13,673,856	78,376,395	4,691,771	(599,505)	5,672,514	1,145,576

27,873,541	25,326,027	82,816,411	4,440,016	7,548,910	8,148,415	19,768,321	18,622,745

$34,411,192	$27,873,541	$96,490,267	$82,816,411	$12,240,681	$7,548,910	$25,440,835	$19,768,321

$37,540	$15,035	$(124,931)	$233,801	$35,103	$11,501	$24,975	$37,042

100,000	350,000	350,000	4,100,000	150,000	100,000	100,000	100,000
—	(400,000)	(100,000)	(1,000,000)	—	(200,000)	—	(150,000)
900,000	950,000	3,300,001	200,001	300,001	400,001	650,000	700,000

1,000,000	900,000	3,550,001	3,300,001	450,001	300,001	750,000	650,000

53

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)		PowerShares Fundamental Pure Mid Value Portfolio (PXMV)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income	$551,481	$904,339	$254,756	$607,661
Net realized gain	1,070,574	3,643,371	135,816	2,891,074
Net change in unrealized appreciation	5,823,910	7,042,985	3,821,639	2,887,178

Net increase in net assets resulting from operations	7,445,965	11,590,695	4,212,211	6,385,913

Distributions to Shareholders from:
Net investment income	(762,441)	(795,069)	(254,386)	(648,717)

Shareholder Transactions:
Proceeds from shares sold	—	16,376,600	5,436,645	4,102,250
Value of shares repurchased	(1,354,062)	(32,274,525)	—	(13,926,465)

Net increase (decrease) in net assets resulting from shares transactions	(1,354,062)	(15,897,925)	5,436,645	(9,824,215)

Increase (Decrease) in Net Assets	5,329,462	(5,102,299)	9,394,470	(4,087,019)

Net Assets:
Beginning of period	82,101,103	87,203,402	28,320,690	32,407,709

End of period	$87,430,565	$82,101,103	$37,715,160	$28,320,690

Undistributed net investment income (loss) at end of period	$135,442	$346,402	$37,379	$37,009

Changes in Shares Outstanding:
Shares sold	—	650,000	250,000	200,000
Shares repurchased	(50,000)	(1,350,000)	—	(750,000)
Shares outstanding, beginning of period	3,150,000	3,850,000	1,350,000	1,900,000

Shares outstanding, end of period	3,100,000	3,150,000	1,600,000	1,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Fundamental Pure Small Core Portfolio (PXSC)		PowerShares Fundamental Pure Small Growth Portfolio (PXSG)		PowerShares Fundamental Pure Small Value Portfolio (PXSV)		PowerShares Zacks Micro Cap Portfolio (PZI)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$76,013	$259,345	$96,583	$196,216	$347,086	$873,607	$195,648	$531,305
477,912	810,582	470,189	1,224,815	314,385	5,434,528	4,876,185	4,356,483
1,453,483	1,020,540	3,334,105	1,497,396	8,679,582	2,795,165	2,159,035	1,125,876

2,007,408	2,090,467	3,900,877	2,918,427	9,341,053	9,103,300	7,230,868	6,013,664

(112,734)	(259,833)	(268,387)	(218,960)	(351,551)	(957,949)	(270,832)	(557,741)

1,417,190	2,734,348	—	4,953,667	—	9,762,249	26,306,850	34,331,596
(2,870,954)	(5,010,393)	(2,053,259)	(11,919,697)	—	(22,135,140)	(18,792,386)	(31,751,422)

(1,453,764)	(2,276,045)	(2,053,259)	(6,966,030)	—	(12,372,891)	7,514,464	2,580,174

440,910	(445,411)	1,579,231	(4,266,563)	8,989,502	(4,227,540)	14,474,500	8,036,097

15,289,636	15,735,047	26,646,088	30,912,651	48,084,045	52,311,585	42,054,804	34,018,707

$15,730,546	$15,289,636	$28,225,319	$26,646,088	$57,073,547	$48,084,045	$56,529,304	$42,054,804

$16,746	$53,467	$18,116	$189,920	$55,162	$59,627	$53,384	$128,568

50,000	100,000	—	250,000	—	500,000	1,750,000	2,700,000
(100,000)	(200,000)	(100,000)	(650,000)	—	(1,250,000)	(1,250,000)	(2,600,000)
550,000	650,000	1,350,000	1,750,000	2,450,000	3,200,000	3,100,000	3,000,000

500,000	550,000	1,250,000	1,350,000	2,450,000	2,450,000	3,600,000	3,100,000

55

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$21.29		$18.73	$17.63	$14.91	$11.03	$17.33
Net investment income(a)	0.04		0.21	0.15	0.11	0.06	0.08
Net realized and unrealized gain (loss) on investments	3.21		2.55	1.09	2.72	3.91	(6.30)
Total from investment operations	3.25		2.76	1.24	2.83	3.97	(6.22)
Distributions to shareholders from:
Net investment income	(0.07)		(0.20)	(0.14)	(0.11)	(0.09)	(0.08)
Net asset value at end of period	$24.47		$21.29	$18.73	$17.63	$14.91	$11.03
Market price at end of period(b)	$24.52		$21.28	$18.72	$17.63	$14.91	$11.03
Net Asset Value Total Return(c)	15.30%		14.91%	7.18%	19.08%	36.15%	(35.93)%
Market Price Total Return(c)	15.59%		14.92%	7.12%	19.08%	36.15%	(35.93)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$247,141		$212,897	$191,013	$196,574	$230,334	$281,172
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.59%	0.61%	0.63%	0.61%	0.61%
Expenses, prior to Waivers	0.59	%(d)	0.59%	0.62%	0.64%	0.61%	0.60%
Net investment income, after Waivers	0.37	%(d)	1.08%	0.89%	0.73%	0.45%	0.60%
Portfolio turnover rate(e)	54%		47%	64%	45%	67%	88%

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$25.21		$20.73	$20.35	$18.05	$13.54	$19.27
Net investment income(a)	0.27		0.52	0.46	0.40	0.39	0.41
Net realized and unrealized gain (loss) on investments	1.69		4.48	0.38	2.33	4.52	(5.81)
Total from investment operations	1.96		5.00	0.84	2.73	4.91	(5.40)
Distributions to shareholders from:
Net investment income	(0.28)		(0.52)	(0.46)	(0.43)	(0.40)	(0.33)
Net asset value at end of period	$26.89		$25.21	$20.73	$20.35	$18.05	$13.54
Market price at end of period(b)	$26.93		$25.22	$20.71	$20.36	$18.05	$13.55
Net Asset Value Total Return(c)	7.85%		24.55%	4.34%	15.50%	36.69%	(28.30)%
Market Price Total Return(c)	7.96%		24.72%	4.20%	15.49%	36.67%	(28.21)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$676,346		$574,825	$419,740	$422,319	$349,265	$262,699
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.59%	0.59%	0.61%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(d)	0.59%	0.59%	0.61%	0.60%	0.61%
Net investment income, after Waivers	2.06	%(d)	2.36%	2.39%	2.22%	2.46%	2.71%
Portfolio turnover rate(e)	54%		58%	41%	40%	47%	77%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights (continued)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$30.97		$26.66	$26.42	$23.26	$17.56	$25.92
Net investment income(a)	0.30		0.65	0.57	0.37	0.27	0.34
Net realized and unrealized gain (loss) on investments	3.42		4.35	0.32	3.16	5.74	(8.44)
Total from investment operations	3.72		5.00	0.89	3.53	6.01	(8.10)
Distributions to shareholders from:
Net investment income	(0.28)		(0.69)	(0.65)	(0.37)	(0.31)	(0.26)
Net asset value at end of period	$34.41		$30.97	$26.66	$26.42	$23.26	$17.56
Market price at end of period(b)	$34.44		$30.98	$26.66	$26.42	$23.26	$17.55
Net Asset Value Total Return(c)	12.07%		19.10%	3.64%	15.40%	34.56%	(31.47)%
Market Price Total Return(c)	12.13%		19.15%	3.64%	15.40%	34.64%	(31.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,411		$27,874	$25,326	$35,673	$38,376	$33,355
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.43%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.64	%(d)	0.80%	0.90%	0.99%	0.88%	0.93%
Net investment income, after Waivers	1.83	%(d)	2.38%	2.32%	1.61%	1.32%	1.71%
Portfolio turnover rate(e)	1%		43%	58%	41%	62%	57%

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013	For the Period June 13, 2011(f) Through April 30, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.10		$22.20	$20.00
Net investment income(a)	0.26		0.39	0.28
Net realized and unrealized gain on investments	2.19		2.87	2.09
Total from investment operations	2.45		3.26	2.37
Distributions to shareholders from:
Net investment income	(0.37)		(0.36)	(0.17)
Net asset value at end of period	$27.18		$25.10	$22.20
Market price at end of period(b)	$27.27		$25.08	$22.19
Net Asset Value Total Return(c)	9.91%		14.87%	11.99	%(g)
Market Price Total Return(c)	10.36%		14.83%	11.94	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$96,490		$82,816	$4,440
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39	%(d)
Expenses, prior to Waivers	0.46	%(d)	0.79%	7.69	%(d)
Net investment income, after Waivers	1.97	%(d)	1.63%	1.54	%(d)
Portfolio turnover rate(e)	1%		90%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Commencement of Investment Operations.
(g)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 13.81%. The market price total return from Fund Inception to April 30, 2012 was 13.87%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights (continued)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013	For the Period June 13, 2011(a) Through April 30, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.16		$20.37	$20.00
Net investment income(b)	0.31		0.52	0.39
Net realized and unrealized gain on investments	1.97		4.77	0.33
Total from investment operations	2.28		5.29	0.72
Distributions to shareholders from:
Net investment income	(0.24)		(0.50)	(0.35)
Net asset value at end of period	$27.20		$25.16	$20.37
Market price at end of period(c)	$27.24		$25.16	$20.35
Net Asset Value Total Return(d)	9.13%		26.41%	3.80	%(e)
Market Price Total Return(d)	9.29%		26.53%	3.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,241		$7,549	$8,148
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39	%(f)
Expenses, prior to Waivers	1.13	%(f)	2.10%	2.87	%(f)
Net investment income, after Waivers	2.33	%(f)	2.43%	2.38	%(f)
Portfolio turnover rate(g)	3%		9%	2%

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$30.41		$26.60	$27.15	$23.05	$16.30	$25.47
Net investment income(b)	0.22		0.43	0.29	0.21	0.18	0.13
Net realized and unrealized gain (loss) on investments	3.53		3.80	(0.57)	4.10	6.73	(9.17)
Total from investment operations	3.75		4.23	(0.28)	4.31	6.91	(9.04)
Distributions to shareholders from:
Net investment income	(0.24)		(0.42)	(0.27)	(0.21)	(0.16)	(0.13)
Net asset value at end of period	$33.92		$30.41	$26.60	$27.15	$23.05	$16.30
Market price at end of period(c)	$34.00		$30.39	$26.62	$27.15	$23.04	$16.29
Net Asset Value Total Return(d)	12.38%		16.16%	(0.93)%	18.84%	42.59%	(35.57)%
Market Price Total Return(d)	12.72%		16.00%	(0.85)%	18.89%	42.62%	(35.63)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,441		$19,768	$18,623	$23,081	$25,353	$17,929
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.43%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.73	%(f)	1.00%	1.01%	1.20%	1.11%	1.17%
Net investment income, after Waivers	1.34	%(f)	1.58%	1.16%	0.88%	0.92%	0.67%
Portfolio turnover rate(g)	4%		38%	83%	47%	76%	79%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the Exchange) to April 30, 2012 was 5.17%. The market price total return from Fund Inception to April 30, 2012 was 5.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights (continued)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$26.06		$22.65	$24.13	$19.11	$13.87		$22.29
Net investment income (loss)(a)	0.18		0.26	0.13	(0.01)	0.00	(b)	(0.01)
Net realized and unrealized gain (loss) on investments	2.20		3.38	(1.53)	5.09	5.25		(8.41)
Total from investment operations	2.38		3.64	(1.40)	5.08	5.25		(8.42)
Distributions to shareholders from:
Net investment income	(0.24)		(0.23)	(0.08)	—	(0.00	)(b)	—
Return of capital	—		—	—	(0.06)	(0.01)		—
Total distributions	(0.24)		(0.23)	(0.08)	(0.06)	(0.01)		—
Net asset value at end of period	$28.20		$26.06	$22.65	$24.13	$19.11		$13.87
Market price at end of period(c)	$28.19		$26.04	$22.63	$24.13	$19.10		$13.85
Net Asset Value Total Return(d)	9.21%		16.23%	(5.74)%	26.61%	37.89%		(37.78)%
Market Price Total Return(d)	9.25%		16.25%	(5.83)%	26.67%	38.02%		(37.86)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$87,431		$82,101	$87,203	$130,290	$128,044		$140,038
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.43%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.47	%(e)	0.54%	0.55%	0.69%	0.66%		0.61%
Net investment income (loss), after Waivers	1.31	%(e)	1.14%	0.61%	(0.06)%	0.03%		(0.07)%
Portfolio turnover rate(f)	3%		33%	75%	49%	75%		81%

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$20.98		$17.06	$17.07	$15.37	$11.16	$16.89
Net investment income(a)	0.17		0.37	0.25	0.15	0.23	0.26
Net realized and unrealized gain (loss) on investments	2.59		3.94	(0.03)	1.70	4.24	(5.75)
Total from investment operations	2.76		4.31	0.22	1.85	4.47	(5.49)
Distributions to shareholders from:
Net investment income	(0.17)		(0.39)	(0.23)	(0.15)	(0.26)	(0.24)
Net asset value at end of period	$23.57		$20.98	$17.06	$17.07	$15.37	$11.16
Market price at end of period(c)	$23.58		$20.98	$17.04	$17.07	$15.36	$11.13
Net Asset Value Total Return(d)	13.25%		25.74%	1.42%	12.16%	40.58%	(32.71)%
Market Price Total Return(d)	13.29%		25.89%	1.30%	12.24%	40.88%	(32.89)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$37,715		$28,321	$32,408	$40,970	$43,818	$39,056
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.43%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.64	%(e)	0.82%	0.79%	0.91%	0.84%	0.78%
Net investment income, after Waivers	1.51	%(e)	2.08%	1.57%	0.99%	1.76%	1.95%
Portfolio turnover rate(f)	2%		25%	83%	65%	86%	94%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights (continued)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$27.80		$24.21	$25.32	$21.07	$15.03	$23.31
Net investment income(a)	0.15		0.46	0.22	0.09	0.11	0.08
Net realized and unrealized gain (loss) on investments	3.75		3.60	(1.18)	4.25	6.08	(8.31)
Total from investment operations	3.90		4.06	(0.96)	4.34	6.19	(8.23)
Distributions to shareholders from:
Net investment income	(0.24)		(0.47)	(0.15)	(0.09)	(0.14)	(0.05)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.24)		(0.47)	(0.15)	(0.09)	(0.15)	(0.05)
Net asset value at end of period	$31.46		$27.80	$24.21	$25.32	$21.07	$15.03
Market price at end of period(b)	$31.48		$27.76	$24.18	$25.33	$21.05	$15.00
Net Asset Value Total Return(c)	14.14%		17.05%	(3.70)%	20.64%	41.37%	(35.34)%
Market Price Total Return(c)	14.38%		17.03%	(3.85)%	20.80%	41.52%	(35.41)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,731		$15,290	$15,735	$18,991	$18,960	$13,530
Ratio to average net assets of:
Expenses, after Waivers	0.38	%(d)	0.39%	0.43%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.99	%(d)	1.22%	1.25%	1.41%	1.26%	1.35%
Net investment income, after Waivers	1.02	%(d)	1.88%	0.97%	0.42%	0.59%	0.47%
Portfolio turnover rate(e)	3%		45%	97%	68%	93%	81%

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$19.74		$17.66	$19.03	$14.12	$10.49	$15.71
Net investment income (loss)(a)	0.08		0.13	0.07	(0.05)	0.05	0.01
Net realized and unrealized gain (loss) on investments	2.97		2.08	(1.44)	4.96	3.67	(5.23)
Total from investment operations	3.05		2.21	(1.37)	4.91	3.72	(5.22)
Distributions to shareholders from:
Net investment income	(0.21)		(0.13)	—	—	(0.07)	—
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.21)		(0.13)	—	—	(0.09)	—
Net asset value at end of period	$22.58		$19.74	$17.66	$19.03	$14.12	$10.49
Market price at end of period(b)	$22.61		$19.72	$17.64	$19.05	$14.10	$10.48
Net Asset Value Total Return(c)	15.55%		12.63%	(7.20)%	34.77%	35.60%	(33.23)%
Market Price Total Return(c)	15.82%		12.65%	(7.40)%	35.11%	35.54%	(33.25)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,225		$26,646	$30,913	$109,451	$32,473	$31,484
Ratio to average net assets of:
Expenses, after Waivers(f)	0.39	%(d)	0.39%	0.48%	0.63%	0.63%	0.63%
Expenses, prior to Waivers(f)	0.73	%(d)	0.92%	0.69%	0.93%	0.94%	0.86%
Net investment income (loss), after Waivers	0.72	%(d)	0.72%	0.41%	(0.37)%	0.41%	0.11%
Portfolio turnover rate(e)	2%		39%	189%	57%	113%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$19.63		$16.35	$17.07	$14.64	$10.38	$15.80
Net investment income(a)	0.14		0.32	0.19	0.16	0.09	0.12
Net realized and unrealized gain (loss) on investments	3.67		3.31	(0.72)	2.45	4.25	(5.43)
Total from investment operations	3.81		3.63	(0.53)	2.61	4.34	(5.31)
Distributions to shareholders from:
Net investment income	(0.14)		(0.35)	(0.19)	(0.18)	(0.08)	(0.11)
Net asset value at end of period	$23.30		$19.63	$16.35	$17.07	$14.64	$10.38
Market price at end of period(b)	$23.33		$19.61	$16.33	$17.08	$14.62	$10.36
Net Asset Value Total Return(c)	19.52%		22.56%	(3.01)%	18.03%	42.03%	(33.69)%
Market Price Total Return(c)	19.79%		22.58%	(3.18)%	18.26%	42.11%	(33.78)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$57,074		$48,084	$52,312	$72,540	$72,453	$62,253
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.43%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.56	%(d)	0.70%	0.64%	0.80%	0.74%	0.73%
Net investment income, after Waivers	1.30	%(d)	1.87%	1.28%	1.14%	0.73%	1.00%
Portfolio turnover rate(e)	4%		31%	109%	90%	116%	98%

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$13.57		$11.34	$12.53	$11.69	$8.10	$13.63
Net investment income(a)	0.06		0.20	0.10	0.04	0.04	0.12
Net realized and unrealized gain (loss) on investments	2.15		2.25	(1.16)	0.88	3.62	(5.48)
Total from investment operations	2.21		2.45	(1.06)	0.92	3.66	(5.36)
Distributions to shareholders from:
Net investment income	(0.08)		(0.22)	(0.13)	(0.08)	(0.07)	(0.17)
Net asset value at end of period	$15.70		$13.57	$11.34	$12.53	$11.69	$8.10
Market price at end of period(b)	$15.72		$13.54	$11.32	$12.52	$11.68	$8.10
Net Asset Value Total Return(c)	16.39%		21.95%	(8.34)%	7.97%	45.49%	(39.70)%
Market Price Total Return(c)	16.79%		21.90%	(8.42)%	7.97%	45.37%	(39.66)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,529		$42,055	$34,019	$98,964	$53,758	$46,960
Ratio to average net assets of:
Expenses, after Waivers(f)	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers(f)	0.82	%(d)	0.98%	0.92%	0.85%	0.93%	0.86%
Net investment income, after Waivers	0.78	%(d)	1.72%	0.92%	0.39%	0.38%	1.11%
Portfolio turnover rate(e)	61%		96%	67%	61%	78%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2013

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered fifty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	“Dynamic Large Cap Growth Portfolio”
PowerShares Dynamic Large Cap Value Portfolio (PWV)	“Dynamic Large Cap Value Portfolio”
PowerShares Fundamental Pure Large Core Portfolio (PXLC)	“Fundamental Pure Large Core Portfolio”
PowerShares Fundamental Pure Large Growth Portfolio (PXLG)	“Fundamental Pure Large Growth Portfolio”
PowerShares Fundamental Pure Large Value Portfolio (PXLV)	“Fundamental Pure Large Value Portfolio”
PowerShares Fundamental Pure Mid Core Portfolio (PXMC)	“Fundamental Pure Mid Core Portfolio”
PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)	“Fundamental Pure Mid Growth Portfolio”
PowerShares Fundamental Pure Mid Value Portfolio (PXMV)	“Fundamental Pure Mid Value Portfolio”
PowerShares Fundamental Pure Small Core Portfolio (PXSC)	“Fundamental Pure Small Core Portfolio”
PowerShares Fundamental Pure Small Growth Portfolio (PXSG)	“Fundamental Pure Small Growth Portfolio”
PowerShares Fundamental Pure Small Value Portfolio (PXSV)	“Fundamental Pure Small Value Portfolio”
PowerShares Zacks Micro Cap Portfolio (PZI)	“Zacks Micro Cap Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally in-kind for securities included in each Fund’s relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index
Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index
Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index
Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index
Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index
Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index
Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index
Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index
Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index
Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable

63

earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Funds’ portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Fundamental Pure Large Core Portfolio, Fundamental Pure Mid Core Portfolio, Fundamental Pure Mid Growth Portfolio, Fundamental Pure Mid Value Portfolio, Fundamental Pure Small Core Portfolio, Fundamental Pure Small Growth Portfolio, Fundamental Pure Small Value Portfolio and Zacks Micro Cap Portfolio) is non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Core Risk. For Fundamental Pure Large Core Portfolio, Fundamental Pure Mid Core Portfolio and Fundamental Pure Small Core Portfolio, the returns on “core” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

“Fundamentally Large” Company Risk. For Fundamental Pure Large Core Portfolio, Fundamental Pure Large Growth Portfolio and Fundamental Pure Large Value Portfolio, returns on investments in common stocks of “fundamentally large” U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

“Fundamentally Mid-Sized” Company Risk. For Fundamental Pure Mid Core Portfolio, Fundamental Pure Mid Growth Portfolio and Fundamental Pure Mid Value Portfolio, investing in common stocks of “fundamentally mid-sized” companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often “fundamentally mid-sized” companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

“Fundamentally Small” Company Risk. For Fundamental Pure Small Core Portfolio, Fundamental Pure Small Growth Portfolio and Fundamental Pure Small Value Portfolio, investing in common stocks of “fundamentally small” companies involves greater risk than customarily in associated with investing in larger, more established companies. These companies’ common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often “fundamentally small” companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. For Dynamic Large Cap Growth Portfolio, Fundamental Pure Large Growth Portfolio, Fundamental Pure Mid Growth Portfolio and Fundamental Pure Small Growth Portfolio, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Micro Capitalization Company Risk. The Zacks Micro Cap Portfolio’s investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

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Value Risk. For Dynamic Large Cap Value Portfolio, Fundamental Pure Large Value Portfolio, Fundamental Pure Mid Value Portfolio and Fundamental Pure Small Value Portfolio, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

Fundamental Pure Small Value Portfolio and Zacks Micro Cap Portfolio may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash

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collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of the Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2014. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2014, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Offering costs excluded from each Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this expense limitation for Dynamic Large Cap Growth Portfolio and Dynamic Large Cap Value Portfolio.

Further, the Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six-months ended October 31, 2013, the Adviser waived fees and/or paid Fund expenses for each Fund, in the following amounts:

Dynamic Large Cap Growth Portfolio	$42
Dynamic Large Cap Value Portfolio	116
Fundamental Pure Large Core Portfolio	39,069
Fundamental Pure Large Growth Portfolio	31,065
Fundamental Pure Large Value Portfolio	40,171
Fundamental Pure Mid Core Portfolio	40,446
Fundamental Pure Mid Growth Portfolio	35,163
Fundamental Pure Mid Value Portfolio	42,923
Fundamental Pure Small Core Portfolio	45,613
Fundamental Pure Small Growth Portfolio	46,429
Fundamental Pure Small Value Portfolio	46,611
Zacks Micro Cap Portfolio	29,454

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2013 are as follows:

	Total Potential Recapture Amount	Potential Recapture Amounts Expiring
		04/30/14	04/30/15	04/30/16	10/31/16
Fundamental Pure Large Core Portfolio	$322,497	$58,986	$119,199	$105,264	$39,048
Fundamental Pure Large Growth Portfolio	255,108	—	129,956	94,097	31,055
Fundamental Pure Large Value Portfolio	272,495	—	133,196	99,141	40,158
Fundamental Pure Mid Core Portfolio	334,685	63,040	121,623	109,592	40,430

66

	Total Potential Recapture Amount	Potential Recapture Amounts Expiring
		04/30/14	04/30/15	04/30/16	10/31/16
Fundamental Pure Mid Growth Portfolio	306,668	32,732	120,951	117,856	35,129
Fundamental Pure Mid Value Portfolio	344,071	58,338	117,234	125,577	42,922
Fundamental Pure Small Core Portfolio	354,260	68,788	125,378	114,500	45,594
Fundamental Pure Small Growth Portfolio	358,435	54,375	114,756	142,898	46,406
Fundamental Pure Small Value Portfolio	370,671	58,043	120,928	145,112	46,588
Zacks Micro Cap Portfolio	270,562	52,593	102,215	86,324	29,430

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Large Cap Growth Portfolio	NYSE Arca, Inc.
Dynamic Large Cap Value Portfolio	NYSE Arca, Inc.
Fundamental Pure Large Core Portfolio	Research Affiliates, LLC
Fundamental Pure Large Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Large Value Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Core Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Mid Value Portfolio	Research Affiliates, LLC
Fundamental Pure Small Core Portfolio	Research Affiliates, LLC
Fundamental Pure Small Growth Portfolio	Research Affiliates, LLC
Fundamental Pure Small Value Portfolio	Research Affiliates, LLC
Zacks Micro Cap Portfolio	Zacks Investment Research

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows each Fund’s transactions in, and earnings from, its investments in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the six-month period ended October 31, 2013.

Fundamental Pure Mid Core Portfolio

	Value April 30, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2013	Dividend Income
Invesco Ltd.	$250,556	$50,772	$(3,169)	$19,470	$(177)	$317,452	$3,860

Fundamental Pure Small Growth Portfolio

	Value April 30, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2013	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$216,525	$5,036	$(19,054)	$(57,283)	$1,659	$146,883	$9,594

67

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of April 30, 2013, which expires as follows:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$17,002,918	$1,187,467	$259,663,548
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	17,964,198	25,618,203	7,417,904	134,611,386
Fundamental Pure Large Core Portfolio**	—	—	87,112	2,328,337	5,621,834	1,626,267	1,095,743	—	10,759,293
Fundamental Pure Large Growth Portfolio**	—	—	—	—	—	—	—	—	—
Fundamental Pure Large Value Portfolio**	—	—	—	—	—	—	—	—	—
Fundamental Pure Mid Core Portfolio	—	—	628,828	3,815,763	3,611,366	741,893	1,573,847	67,978	10,439,675
Fundamental Pure Mid Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	82,364,246	12,021,724	7,467,612	556	170,214,188
Fundamental Pure Mid Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,996,863	2,751,107	2,697,084	158,928	45,270,921
Fundamental Pure Small Core Portfolio	—	—	1,028,299	2,738,120	2,009,294	2,491,519	1,228,681	178,508	9,674,421
Fundamental Pure Small Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	4,547,805	4,774,753	—	50,187,995
Fundamental Pure Small Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,588,502	5,376,983	1,170,650	—	45,932,640
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,380,833	7,234,973	11,560,691	1,194,138	92,608,092

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
**	During the fiscal year ended April 30, 2013, the Fundamental Pure Large Core, Fundamental Pure Large Growth and Fundamental Pure Large Value Portfolios utilized capital loss carryforwards of $270,367, $288 and $888, respectively, to offset realized gains.

68

Note 7. Investment Transactions

For the six-month period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$121,637,921	$122,625,363
Dynamic Large Cap Value Portfolio	334,440,924	334,250,598
Fundamental Pure Large Core Portfolio	1,378,862	411,795
Fundamental Pure Large Growth Portfolio	840,758	1,215,945
Fundamental Pure Large Value Portfolio	353,867	316,195
Fundamental Pure Mid Core Portfolio	847,616	867,068
Fundamental Pure Mid Growth Portfolio	2,628,703	2,799,022
Fundamental Pure Mid Value Portfolio	753,982	726,807
Fundamental Pure Small Core Portfolio	383,761	419,585
Fundamental Pure Small Growth Portfolio	542,275	713,088
Fundamental Pure Small Value Portfolio	2,156,997	2,155,357
Zacks Micro Cap Portfolio	30,020,486	30,199,594

For the six-month period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$121,355,735	$118,294,683
Dynamic Large Cap Value Portfolio	363,261,917	302,725,677
Fundamental Pure Large Core Portfolio	2,368,396	—
Fundamental Pure Large Growth Portfolio	9,128,111	2,575,216
Fundamental Pure Large Value Portfolio	3,905,195	—
Fundamental Pure Mid Core Portfolio	2,984,064	—
Fundamental Pure Mid Growth Portfolio	—	1,354,242
Fundamental Pure Mid Value Portfolio	5,431,926	—
Fundamental Pure Small Core Portfolio	1,418,730	2,855,603
Fundamental Pure Small Growth Portfolio	—	2,037,240
Fundamental Pure Small Value Portfolio	—	—
Zacks Micro Cap Portfolio	26,284,924	18,588,906

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

At October 31, 2013, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$198,353,160	$48,958,373	$49,475,600	$(517,227)
Dynamic Large Cap Value Portfolio	582,934,939	93,316,589	99,006,458	(5,689,869)
Fundamental Pure Large Core Portfolio	28,200,379	6,244,901	6,394,573	(149,672)
Fundamental Pure Large Growth Portfolio	86,088,121	10,426,845	11,479,694	(1,052,849)
Fundamental Pure Large Value Portfolio	10,793,821	1,446,872	1,526,323	(79,451)
Fundamental Pure Mid Core Portfolio	21,392,540	4,101,988	4,457,076	(355,088)
Fundamental Pure Mid Growth Portfolio	72,979,087	14,542,726	17,811,621	(3,268,895)
Fundamental Pure Mid Value Portfolio	30,322,328	7,381,195	8,109,351	(728,156)
Fundamental Pure Small Core Portfolio	13,070,062	2,726,980	3,207,165	(480,185)
Fundamental Pure Small Growth Portfolio	23,794,387	4,506,498	6,287,196	(1,780,698)
Fundamental Pure Small Value Portfolio	47,440,658	11,688,399	13,718,550	(2,030,151)
Zacks Micro Cap Portfolio	52,961,071	5,246,497	7,066,119	(1,819,622)

69

Note 8. Trustees’ Fees

The Funds compensate each Independent Trustee. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

70

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-SAR-5
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2013

2013 Semi-Annual Report to Shareholders

PPA	PowerShares Aerospace & Defense Portfolio

PZD	PowerShares CleantechTM Portfolio

PDP	PowerShares DWA Momentum Portfolio (formerly PowerShares DWA Technical LeadersTM Portfolio)

PSP	PowerShares Global Listed Private Equity Portfolio

PGJ	PowerShares Golden Dragon China Portfolio

PXN	PowerShares Lux Nanotech Portfolio

PBP	PowerShares S&P 500 BuyWrite Portfolio

SPHQ	PowerShares S&P 500® High Quality Portfolio

PHO	PowerShares Water Resources Portfolio

PBW	PowerShares WilderHill Clean Energy Portfolio

PUW	PowerShares WilderHill Progressive Energy Portfolio

2

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, (excluding PowerShares S&P 500 BuyWrite Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares S&P 500 BuyWrite Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2013.

In pursuing their investment objectives, PowerShares DWA Momentum Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio (the “Portfolios”) may invest a portion of their assets in investment companies. Each Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which each Portfolio invests. The effect of such expenses are included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Aerospace & Defense Portfolio (PPA)
Actual	$1,000.00	$1,248.10	0.66%	$3.74
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.66	3.36
PowerShares CleantechTM Portfolio (PZD)
Actual	1,000.00	1,189.37	0.67	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.67	3.41
PowerShares DWA Momentum Portfolio (PDP)
Actual	1,000.00	1,093.70	0.64	3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares Global Listed Private Equity Portfolio (PSP)
Actual	1,000.00	1,114.26	0.69	3.68
Hypothetical (5% return before expenses)	1,000.00	1,021.73	0.69	3.52
PowerShares Golden Dragon China Portfolio (PGJ)
Actual	1,000.00	1,454.82	0.70	4.33
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

3

Fees and Expenses (continued)

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Lux Nanotech Portfolio (PXN)
Actual	$1,000.00	$1,024.35	0.69%	$3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.73	0.69	3.52
PowerShares S&P 500 BuyWrite Portfolio (PBP)
Actual	1,000.00	1,025.93	0.75	3.83
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82
PowerShares S&P 500® High Quality Portfolio (SPHQ)
Actual	1,000.00	1,106.64	0.29	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
PowerShares Water Resources Portfolio (PHO)
Actual	1,000.00	1,130.02	0.62	3.33
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16
PowerShares WilderHill Clean Energy Portfolio (PBW)
Actual	1,000.00	1,360.73	0.70	4.17
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares WilderHill Progressive Energy Portfolio (PUW)
Actual	1,000.00	1,104.44	0.70	3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

4

Portfolio Composition
PowerShares Aerospace & Defense Portfolio (PPA)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Aerospace & Defense	77.7
IT Services	7.9
Communications Equipment	4.5
Containers & Packaging	3.0
Electronic Equipment, Instruments & Components	2.5
Machinery	1.8
Construction & Engineering	1.7
Diversified Telecommunication Services	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—77.7%
13,640	AAR Corp.	$399,379
7,895	Aerovironment, Inc.(b)	214,033
11,148	Alliant Techsystems, Inc.	1,213,683
2,721	American Science & Engineering, Inc.	178,987
42,457	Boeing Co. (The)	5,540,638
9,304	Cubic Corp.	488,460
26,065	DigitalGlobe, Inc.(b)	829,388
3,716	Ducommun, Inc.(b)	92,380
5,990	Engility Holdings, Inc.(b)	185,510
10,922	Esterline Technologies Corp.(b)	875,508
65,540	Exelis, Inc.	1,080,755
21,091	GenCorp, Inc.(b)	354,329
44,789	General Dynamics Corp.	3,880,071
23,092	HEICO Corp.	1,237,269
34,629	Hexcel Corp.(b)	1,465,153
59,968	Honeywell International, Inc.	5,201,025
17,326	Huntington Ingalls Industries, Inc.	1,239,675
12,763	KEYW Holding Corp. (The)(b)	146,775
19,840	Kratos Defense & Security Solutions, Inc.(b)	168,243
31,179	L-3 Communications Holdings, Inc.	3,131,931
4,477	LMI Aerospace, Inc.(b)	70,289
39,430	Lockheed Martin Corp.	5,257,596
15,730	Moog, Inc., Class A(b)	939,553
37,041	Northrop Grumman Corp.	3,982,278
20,938	Orbital Sciences Corp.(b)	483,040
18,631	Precision Castparts Corp.	4,722,027
45,153	Raytheon Co.	3,719,253
45,517	Rockwell Collins, Inc.	3,178,452
17,773	Taser International, Inc.(b)	315,826

Number of Shares		Value
	Common Stocks (continued)
	Aerospace & Defense (continued)
13,031	Teledyne Technologies, Inc.(b)	$1,157,413
97,628	Textron, Inc.	2,810,710
18,287	TransDigm Group, Inc.	2,659,113
18,105	Triumph Group, Inc.	1,297,223
45,931	United Technologies Corp.	4,880,169

		63,396,134

	Communications Equipment—4.5%
4,636	Anaren, Inc.(b)	115,808
5,709	Comtech Telecommunications Corp.	171,384
37,218	Harris Corp.	2,306,027
15,818	ViaSat, Inc.(b)	1,045,886

		3,639,105

	Construction & Engineering—1.7%
26,063	URS Corp.	1,413,136

	Containers & Packaging—3.0%
50,500	Ball Corp.	2,468,945

	Diversified Telecommunication Services—0.9%
36,689	Intelsat SA(b)	748,089

	Electronic Equipment, Instruments & Components—2.5%
49,450	FLIR Systems, Inc.	1,408,336
11,564	Mercury Systems, Inc.(b)	106,620
6,954	OSI Systems, Inc.(b)	506,529

		2,021,485

	IT Services—7.9%
50,996	Booz Allen Hamilton Holding Corp.	1,009,721
8,097	CACI International, Inc., Class A(b)	582,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Aerospace & Defense Portfolio (PPA) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
51,402	Computer Sciences Corp.	$2,532,062
29,820	Leidos Holdings, Inc.	1,404,224
12,933	ManTech International Corp., Class A	361,348
17,041	Science Applications International Corp.	600,695

		6,490,872

	Machinery—1.8%
30,273	Oshkosh Corp.(b)	1,440,692

	Total Common Stocks (Cost $72,463,483)	81,618,458

	Money Market Fund—0.1%
96,780	Premier Portfolio—Institutional Class(c) (Cost $96,780)	96,780

	Total Investments (Cost $72,560,263)—100.1%	81,715,238
	Other assets less liabilities—(0.1)%	(95,066)

	Net Assets—100.0%	$81,620,172

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition
PowerShares Cleantech™ Portfolio (PZD)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Electrical Equipment	20.1
Machinery	19.4
Electronic Equipment, Instruments & Components	9.2
Software	7.3
Auto Components	6.8
Semiconductors & Semiconductor Equipment	6.3
Chemicals	5.2
Industrial Conglomerates	4.2
Professional Services	3.6
Biotechnology	3.2
Construction & Engineering	2.9
Life Sciences Tools & Services	2.3
Commercial Services & Supplies	2.3
Aerospace & Defense	2.3
Independent Power Producers & Energy Traders	2.1
Building Products	2.1
Water Utilities	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—2.3%
42,312	Hexcel Corp.(b)	$1,790,221

	Auto Components—6.8%
23,037	BorgWarner, Inc.	2,375,806
21,487	Fuel Systems Solutions, Inc.(b)	385,906
54,844	Johnson Controls, Inc.	2,531,051

		5,292,763

	Biotechnology—3.2%
62,535	Novozymes A/S, Class B (Denmark)	2,452,956

	Building Products—2.1%
79,484	Kingspan Group PLC (Ireland)	1,331,280
12,963	WaterFurnace Renewable Energy, Inc. (Canada)	285,774

		1,617,054

Number of Shares		Value
	Common Stocks (continued)
	Chemicals—5.2%
430	Gurit Holding AG (Switzerland)(b)	$200,268
30,202	Koninklijke DSM NV (Netherlands)	2,290,715
33,217	Umicore SA (Belgium)	1,586,643

		4,077,626

	Commercial Services & Supplies—2.3%
37,328	Tetra Tech, Inc.(b)	975,381
91,382	Tomra Systems ASA (Norway)	841,186

		1,816,567

	Construction & Engineering—2.9%
31,824	Aegion Corp.(b)	652,392
49,355	Ameresco, Inc., Class A(b)	516,253
35,379	Arcadis NV (Netherlands)	1,112,260

		2,280,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Cleantech™ Portfolio (PZD) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Electrical Equipment—20.1%
98,948	ABB Ltd. (Switzerland)(b)	$2,531,749
22,147	EnerSys	1,469,453
121,964	Gamesa Corp. Tecnologica SA (Spain)(b)	1,183,883
23,478	Polypore International, Inc.(b)(c)	1,061,206
25,680	PowerSecure International, Inc.(b)	464,294
17,552	Roper Industries, Inc.	2,225,769
18,975	Saft Groupe SA (France)	603,122
26,622	Schneider Electric SA (France)	2,245,750
31,950	SGL Carbon SE (Germany)(c)	1,250,522
9,697	Vacon Oyj (Finland)	722,432
71,457	Vestas Wind Systems A/S (Denmark)(b)	1,921,150

		15,679,330

	Electronic Equipment, Instruments & Components—9.2%
11,006	Badger Meter, Inc.	572,422
158,415	Corning, Inc.(c)	2,707,312
25,096	HORIBA Ltd. (Japan)	915,745
22,669	Itron, Inc.(b)(c)	967,286
71,710	Trimble Navigation Ltd.(b)	2,048,755

		7,211,520

	Independent Power Producers & Energy Traders—2.1%
8,086,708	Energy Development Corp. (Netherlands)	1,085,464
22,354	Ormat Technologies, Inc. (Israel)	582,769

		1,668,233

	Industrial Conglomerates—4.2%
22,123	Raven Industries, Inc.	738,023
19,510	Siemens AG (Germany)	2,498,014

		3,236,037

	Life Sciences Tools & Services—2.3%
6,641	Eurofins Scientific (France)	1,823,292

	Machinery—19.4%
94,712	Alfa Laval AB (Sweden)	2,166,167
23,757	CLARCOR, Inc.	1,389,309
49,652	Donaldson Co., Inc.	1,966,716
20,764	ESCO Technologies, Inc.	749,165
14,317	Kadant, Inc.(b)	512,549
47,818	Kurita Water Industries Ltd. (Japan)	1,043,018
8,629	Lindsay Corp.	655,890
69,481	Meyer Burger Technology AG (Switzerland)(b)(c)	817,153
27,412	Pall Corp.	2,207,214
14,279	Westport Innovations, Inc. (Canada)(b)(c)	334,366
31,667	Woodward, Inc.	1,269,530
59,370	Xylem, Inc.	2,048,265

		15,159,342

	Professional Services—3.6%
25,908	Mistras Group, Inc.(b)	475,671
999	SGS SA (Switzerland)	2,345,397

		2,821,068

	Semiconductors & Semiconductor Equipment—6.3%
29,777	Advanced Energy Industries, Inc.(b)	621,744
31,873	Cree, Inc.(b)(c)	1,936,285
89,094	GT Advanced Technologies, Inc.(b)(c)	668,205
16,729	Power Integrations, Inc.	960,914
17,706	SMA Solar Technology AG (Germany)	724,064

		4,911,212

Number of Shares		Value
	Common Stocks (continued)
	Software—7.3%
24,598	ANSYS, Inc.(b)	$2,151,095
57,746	Autodesk, Inc.(b)	2,304,643
22,590	FleetMarics Group PLC(b)	717,233
25,587	Silver Spring Networks, Inc.(b)	558,820

		5,731,791

	Water Utilities—0.7%
535,930	Hyflux Ltd. (Singapore)	501,212

	Total Common Stocks (Cost $59,116,438)	78,071,129

	Money Market Fund—0.0%
32,355	Premier Portfolio—Institutional Class(d) (Cost $32,355)	32,355

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,148,793)—100.0%	78,103,484

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.2%
7,155,748	Invesco Liquid Assets Portfolio—Institutional Class (Cost $7,155,748)(d)(e)	7,155,748

	Total Investments (Cost $66,304,541)—109.2%	85,259,232
	Other assets less liabilities—(9.2)%	(7,149,998)

	Net Assets—100.0%	$78,109,234

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition
PowerShares DWA Momentum Portfolio (PDP)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Consumer Discretionary	28.5
Industrials	17.7
Health Care	17.2
Materials	11.6
Information Technology	9.1
Financials	6.3
Energy	3.5
Consumer Staples	3.3
Utilities	2.1
Telecommunication Services	0.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—28.5%
16,593	Amazon.com, Inc.(b)	$6,040,350
149,743	Brinker International, Inc.	6,651,584
71,072	Carter’s, Inc.	4,914,629
161,043	CBS Corp., Class B	9,524,083
20,450	Chipotle Mexican Grill, Inc.(b)	10,776,536
76,780	Discovery Communications, Inc., Class A(b)	6,827,278
141,707	Dollar Tree, Inc.(b)	8,275,689
213,183	Domino’s Pizza, Inc.	14,296,052
97,827	Hanesbrands, Inc.	6,663,975
110,972	Jarden Corp.(b)	6,143,410
331,001	Liberty Interactive Corp., Class A(b)	8,923,787
162,824	Lions Gate Entertainment Corp.(b)	5,630,454
20,114	Netflix, Inc.(b)	6,486,363
213,895	O’Reilly Automotive, Inc.(b)	26,482,340
63,364	Polaris Industries, Inc.	8,297,516
27,363	Priceline.com, Inc.(b)	28,835,950
297,311	Service Corp. International	5,354,571
95,300	Signet Jewelers Ltd.	7,115,098
73,375	Starbucks Corp.	5,947,044
994,989	Starz, Class A(b)	29,998,918
40,017	Tesla Motors, Inc.(b)	6,400,319
90,020	TJX Cos., Inc. (The)	5,472,316
318,852	TRW Automotive Holdings Corp.(b)	23,948,974
113,840	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	14,668,284
77,662	Under Armour, Inc., Class A(b)	6,302,271

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
48,909	VF Corp.	$10,515,435
195,931	Wyndham Worldwide Corp.	13,009,818
32,162	Wynn Resorts Ltd.	5,346,932

		298,849,976

	Consumer Staples—3.3%
92,956	Brown-Forman Corp., Class B	6,783,929
84,160	Herbalife Ltd. (Cayman Islands)	5,455,251
154,679	Hormel Foods Corp.	6,722,349
58,906	J.M. Smucker Co. (The)	6,550,936
137,920	Whole Foods Market, Inc.	8,706,890

		34,219,355

	Energy—3.5%
183,962	Cheniere Energy, Inc.(b)	7,321,688
173,517	EQT Corp.	14,854,790
66,443	Oceaneering International, Inc.	5,706,125
43,514	Pioneer Natural Resources Co.	8,910,797

		36,793,400

	Financials—6.3%
66,595	ACE Ltd.	6,355,827
31,454	Affiliated Managers Group, Inc.(b)	6,210,278
279,165	Arch Capital Group Ltd.(b)	16,180,403
105,128	Discover Financial Services	5,454,041
110,561	Extra Space Storage, Inc. REIT	5,084,700
169,543	HCC Insurance Holdings, Inc.	7,739,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares DWA Momentum Portfolio (PDP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
104,571	Ocwen Financial Corp.(b)	$5,880,027
125,075	Rayonier, Inc. REIT	5,881,027
235,462	XL Group PLC	7,198,073

		65,984,014

	Health Care—17.2%
40,275	Actavis PLC(b)	6,225,709
187,246	Alexion Pharmaceuticals, Inc.(b)	23,021,896
476,926	ARIAD Pharmaceuticals, Inc.(b)	1,049,237
102,917	Cerner Corp.(b)	5,766,440
67,076	Cigna Corp.	5,163,510
51,537	Cooper Cos., Inc. (The)	6,659,096
435,105	Gilead Sciences, Inc.(b)	30,888,104
160,387	Henry Schein, Inc.(b)	18,032,310
311,247	Jazz Pharmaceuticals PLC(b)	28,242,553
164,668	Medivation, Inc.(b)	9,857,026
23,782	Mettler-Toledo International, Inc.(b)	5,885,094
166,934	Pharmacyclics, Inc.(b)	19,805,050
67,163	Regeneron Pharmaceuticals, Inc.(b)	19,316,079

		179,912,104

	Industrials—17.7%
95,473	B/E Aerospace, Inc.(b)	7,748,589
106,766	Chicago Bridge & Iron Co. NV	7,910,293
96,279	Colfax Corp.(b)	5,387,773
108,794	Danaher Corp.	7,842,959
368,987	J.B. Hunt Transport Services, Inc.	27,685,095
123,524	Kirby Corp.(b)	10,930,639
65,833	Lockheed Martin Corp.	8,778,172
109,223	Nordson Corp.	7,873,886
115,854	Old Dominion Freight Line, Inc.(b)	5,433,552
90,941	Pentair Ltd.	6,101,232
76,031	Precision Castparts Corp.	19,270,057
102,796	Roper Industries, Inc.	13,035,561
59,305	Towers Watson & Co., Class A	6,808,807
59,395	Union Pacific Corp.	8,992,403
153,598	United Rentals, Inc.(b)	9,920,895
40,924	W.W. Grainger, Inc.	11,007,328
62,080	WABCO Holdings, Inc.(b)	5,319,014
356,261	Waste Connections, Inc.	15,226,595

		185,272,850

	Information Technology—9.1%
94,834	3D Systems Corp.(b)	5,902,468
107,690	Amphenol Corp., Class A	8,646,430
167,823	ANSYS, Inc.(b)	14,676,121
59,368	Apple, Inc.	31,010,875
58,098	Fiserv, Inc.(b)	6,084,604
99,429	Gartner, Inc.(b)	5,861,340
20,196	MasterCard, Inc., Class A	14,482,552
89,704	NetSuite, Inc.(b)	9,049,339

		95,713,729

	Materials—11.6%
229,623	Airgas, Inc.	25,044,981
303,392	Ball Corp.	14,832,835
69,330	Ecolab, Inc.	7,348,980
167,851	FMC Corp.	12,212,839

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
66,330	International Flavors & Fragrances, Inc.	$5,482,174
131,346	International Paper Co.	5,859,345
22,098	NewMarket Corp.	6,880,433
125,072	Rockwood Holdings, Inc.	7,910,804
57,136	Sherwin-Williams Co. (The)	10,741,568
96,321	Sigma-Aldrich Corp.	8,325,024
181,799	W.R. Grace & Co.(b)	16,663,696

		121,302,679

	Telecommunication Services—0.7%
252,075	T-Mobile US, Inc. (Germany)(b)	6,990,040

	Utilities—2.1%
227,182	Aqua America, Inc.	5,720,443
178,996	ONEOK, Inc.	10,113,274
66,480	Sempra Energy	6,058,987

		21,892,704

	Total Common Stocks and Other Equity Interests (Cost $882,213,345)	1,046,930,851

	Money Market Fund—0.1%
756,515	Premier Portfolio—Institutional Class(c) (Cost $756,515)	756,515

	Total Investments (Cost $882,969,860)—100.1%	1,047,687,366
	Other assets less liabilities—(0.1)%	(937,522)

	Net Assets—100.0%	$1,046,749,844

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition
PowerShares Global Listed Private Equity Portfolio (PSP)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Capital Markets	52.5
Diversified Financial Services	26.3
Machinery	4.3
Metals & Mining	2.9
Industrial Conglomerates	1.8
Money Market Fund Plus Other Assets Less Liabilities	12.2

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—87.8%
	Capital Markets—52.5%
3,026,881	3i Group PLC (United Kingdom)	$18,143,818
129,434	Alaris Royalty Corp. (Canada)	4,416,035
250,903	Altamir (France)	3,428,079
752,672	American Capital Ltd.(b)	10,544,935
431,913	Apollo Global Management LLC, Class A	13,933,513
682,659	Apollo Investment Corp.	5,823,081
697,994	Ares Capital Corp.	12,124,156
138,451	Aurelius AG (Germany)	4,731,952
303,041	BlackRock Kelso Capital Corp.	2,845,555
2,083,859	Brait SE (South Africa)(b)	10,184,469
623,437	Bure Equity AB (Sweden)	2,418,196
68,067	Capital Southwest Corp.	2,237,362
352,492	Carlyle Group LP (The)	10,899,053
1,311,397	DeA Capital SpA (Italy)(b)	2,495,980
94,682	Deutsche Beteiligungs AG (Germany)	2,492,021
434,223	Fifth Street Finance Corp.	4,429,075
110,577	Gimv NV (Belgium)	5,607,284
168,157	Golub Capital BDC, Inc.	2,959,563
1,166,598	GP Investments Ltd. (Brazil)(b)	2,109,305
221,749	Hercules Technology Growth Capital, Inc.	3,423,805
135,767	ICG Group, Inc.(b)	2,214,360
1,820,312	Intermediate Capital Group PLC (United Kingdom)	14,023,052
1,320,597	IP Group PLC (United Kingdom)(b)	3,118,859
250,960	JAFCO Co. Ltd. (Japan)	12,533,931
148,824	Main Street Capital Corp.	4,524,250
354,322	MCG Capital Corp.	1,668,857
180,579	Medley Capital Corp.	2,517,271
134,930	MVC Capital, Inc.	1,866,082
167,539	New Mountain Finance Corp.	2,375,703
80,862	Partners Group Holding AG (Switzerland)	20,993,491
274,128	PennantPark Investment Corp.	3,086,681
515,486	Princess Private Equity Holding Ltd. (Switzerland)	4,702,387

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
681,701	Prospect Capital Corp.	$7,730,489
1,593,320	Ratos AB, Class B (Sweden)	13,825,410
131,819	Safeguard Scientifics, Inc.(b)	2,300,242
151,677	Solar Capital Ltd.	3,480,987
1,218,653	SVG Capital PLC (United Kingdom)(b)	7,819,810
4,399,748	Symphony International Holdings Ltd. (Singapore)(b)	3,321,810
226,441	TICC Capital Corp.	2,264,410
105,956	Triangle Capital Corp.	3,153,251

		242,768,570

	Diversified Financial Services—26.3%
88,861	Ackermans & van Haaren NV (Belgium)	9,639,147
1,352,484	Better Capital PCC Ltd. (United Kingdom)(b)	3,367,999
1,568,000	China Merchants China Direct Investments Ltd. (China)	2,151,865
174,568	Compass Diversified Holdings	3,348,214
185,362	Electra Private Equity PLC (United Kingdom)(b)	6,775,014
216,699	Eurazeo (France)	16,418,176
92,257	Hal Trust (Netherlands)	12,855,890
239,247	HgCapital Trust PLC (United Kingdom)	4,266,557
353,754	JZ Capital Partners Ltd. (Guernsey)	2,500,703
649,665	Leucadia National Corp.	18,411,506
431,759	Onex Corp. (Canada)	22,808,269
97,300	PICO Holdings, Inc.(b)	2,284,604
121,546	Wendel (France)	16,986,845

		121,814,789

	Industrial Conglomerates—1.8%
340,228	Hosken Consolidated Investments Ltd. (South Africa)	5,015,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Global Listed Private Equity Portfolio (PSP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrial Conglomerates (continued)
90,998	Schouw & Co. (Denmark)	$3,408,538

		8,424,142

	Machinery—4.3%
3,863,500	Melrose Industries PLC (United Kingdom)	19,875,146

	Metals & Mining—2.9%
13,801,000	Fosun International Ltd. (China)	13,261,549

	Total Common Stocks and Other Equity Interests (Cost $320,618,550)	406,144,196

	Money Market Fund—9.2%
42,799,439	Premier Portfolio—Institutional Class(c) (Cost $42,799,439)	42,799,439

	Total Investments (Cost $363,417,989)—97.0%	448,943,635
	Other assets less liabilities—3.0%	13,804,531

	Net Assets—100.0%	$462,748,166

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	16.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition
PowerShares Golden Dragon China Portfolio (PGJ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Information Technology	55.7
Consumer Discretionary	19.0
Health Care	7.9
Energy	5.6
Telecommunication Services	4.9
Industrials	2.8
Financials	2.7
Materials	1.1
Utilities	0.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	British Virgin Islands—0.4%
259,275	Shanda Games Ltd. ADR(a)	$1,145,996

	Canada—2.2%
203,951	Canadian Solar, Inc.(a)	4,690,873
693,007	Silvercorp Metals, Inc.	2,196,832

		6,887,705

	China—94.9%
163,069	21Vianet Group, Inc. ADR(a)	2,935,242
46,173	51job, Inc. ADR(a)(b)	3,536,852
109,630	AutoNavi Holdings Ltd. ADR(a)(b)	1,694,880
159,324	Baidu, Inc. ADR(a)	25,635,232
65,501	Bitauto Holdings Ltd. ADR(a)	1,605,429
49,447	Changyou.com Ltd. ADR(a)(b)	1,372,649
114,193	China Automotive Systems, Inc.(a)(b)	782,222
109,365	China Biologic Products, Inc.(a)	3,128,933
42,503	China Life Insurance Co. Ltd. ADR	1,675,893
101,008	China Lodging Group Ltd. ADR(a)	2,220,156
271,151	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	672,454
200,054	China Mobile Ltd. ADR(b)	10,406,809
51,236	China Petroleum & Chemical Corp. ADR	4,117,837
25,774	China Telecom Corp. Ltd. ADR	1,332,000
194,326	China Unicom (Hong Kong) Ltd. ADR	3,031,486
142,628	CNinsure, Inc. ADR(a)	691,746
35,167	CNOOC Ltd. ADR	7,114,636
469,234	Ctrip.com International Ltd. ADR(a)(b)	25,455,944
223,717	E-Commerce China Dangdang, Inc., Class A ADR(a)(b)	1,979,895

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
252,876	E-House China Holdings Ltd. ADR	$2,344,161
616,149	Giant Interactive Group, Inc. ADR(b)	5,452,919
227,227	Hollysys Automation Technologies Ltd.(a)	3,810,597
138,719	Home Inns & Hotels Management, Inc. ADR(a)(b)	4,832,970
23,981	Huaneng Power International, Inc. ADR	991,375
186,451	iSoftStone Holdings Ltd. ADR(a)	924,797
115,994	JA Solar Holdings Co. Ltd. ADR(a)(b)	1,118,182
42,866	JinkoSolar Holding Co. Ltd. ADR(a)(b)	965,342
96,840	KongZhong Corp. ADR(a)	798,930
339,661	LDK Solar Co. Ltd. ADR(a)(b)	458,542
121,052	Lihua International, Inc.(a)	703,312
277,635	Mindray Medical International Ltd. ADR(b)	10,441,852
181,811	Nam Tai Electronics, Inc.(b)	1,270,859
276,024	NetEase, Inc. ADR(b)	18,634,380
508,774	New Oriental Education & Technology Group, Inc. ADR	13,334,967
59,854	Noah Holdings Ltd. ADR(b)	1,154,584
116,553	NQ Mobile, Inc. ADR(a)(b)	1,678,363
308,517	Pactera Technology International Ltd. ADR(a)(b)	2,178,130
175,640	Perfect World Co. Ltd. ADR	3,078,969
47,649	PetroChina Co. Ltd. ADR(b)	5,397,202
125,763	Phoenix New Media Ltd. ADR(a)	1,129,352
277,159	Qihoo 360 Technology Co. Ltd. ADR(a)	22,904,420
98,696	RDA Microelectronics, Inc. ADR	1,465,636
266,884	ReneSola Ltd. ADR(a)(b)	1,160,945
459,147	Renren, Inc. ADR(a)	1,519,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Golden Dragon China Portfolio (PGJ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
121,211	Semiconductor Manufacturing International Corp. ADR(a)	$443,632
249,796	SINA Corp.(a)(b)	20,872,954
26,179	Sino Clean Energy, Inc. CVR(a)	0
223,552	Sinovac Biotech Ltd.(a)(b)	1,231,772
155,392	Sohu.com, Inc.(a)	10,405,048
102,706	SouFun Holdings Ltd. ADR	5,467,040
542,012	Suntech Power Holdings Co. Ltd. ADR(a)(b)	747,977
138,682	TAL Education Group ADR	2,661,308
300,640	Trina Solar Ltd. ADR(a)(b)	4,410,389
82,045	Vipshop Holdings Ltd. ADR(a)(b)	5,655,362
276,238	WuXi PharmaTech Cayman, Inc. ADR(a)	8,079,961
179,306	Xinyuan Real Estate Co. Ltd. ADR	1,176,247
42,128	Yanzhou Coal Mining Co. Ltd. ADR(b)	431,812
418,806	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	2,512,836
205,664	Yongye International, Inc.(a)	1,295,683
443,126	Youku Tudou, Inc. ADR(a)(b)	12,070,752
76,794	YY, Inc. ADR(a)(b)	3,775,961

		288,379,592

	South Korea—0.3%
196,745	Hanwha SolarOne Co. Ltd. ADR(a)(b)	853,873

	United States—2.2%
182,802	China HGS Real Estate, Inc.(a)(b)	1,069,392
151,220	China Yuchai International Ltd.	3,534,011
65,178	Chindex International, Inc.(a)	1,096,946
150,021	Kandi Technologies Group, Inc.(a)(b)	982,638

		6,682,987

	Total Common Stocks and Other Equity Interests (Cost $244,530,519)	303,950,153

	Money Market Fund—0.1%
281,838	Premier Portfolio—Institutional Class(c) (Cost $281,838)	281,838

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $244,812,357)—100.1%	304,231,991

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—16.6%
50,352,612	Invesco Liquid Assets Portfolio—Institutional Class (Cost $50,352,612)(c)(d)	50,352,612

	Total Investments (Cost $295,164,969)—116.7%	354,584,603
	Other assets less liabilities—(16.7)%	(50,604,082)

	Net Assets—100.0%	$303,980,521

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition
PowerShares Lux Nanotech Portfolio (PXN)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Semiconductors & Semiconductor Equipment	15.0
Electronic Equipment, Instruments & Components	13.3
Biotechnology	11.7
Electrical Equipment	8.2
Chemicals	7.6
Communications Equipment	6.0
Auto Components	5.6
Industrial Conglomerates	5.2
Pharmaceuticals	5.1
Computers & Peripherals	2.8
Health Care Equipment & Supplies	2.8
Capital Markets	2.7
Construction & Engineering	2.6
Construction Materials	2.5
Software	2.5
Automobiles	2.5
IT Services	2.3
Life Sciences Tools & Services	1.6
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Lux Nanotech Portfolio (PXN)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Components—5.6%
352,692	Ballard Power Systems, Inc. (Canada)(b)(c)	$483,188
28,032	Gentherm, Inc.(c)	654,547

		1,137,735

	Automobiles—2.5%
3,858	Toyota Motor Corp. ADR (Japan)	499,302

	Biotechnology—11.7%
103,178	Arrowhead Research Corp.(b)(c)	722,246
34,702	Elan Corp. PLC ADR (Ireland)(c)	578,135
276,727	Nanosphere, Inc.(c)	539,618
424,896	Vical, Inc.(c)	531,120

		2,371,119

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets—2.7%
175,771	Harris & Harris Group, Inc.(c)	$550,163

	Chemicals—7.6%
4,698	Air Products & Chemicals, Inc.	512,129
8,490	E.I. du Pont de Nemours & Co.	519,588
8,102	Rockwood Holdings, Inc.	512,451

		1,544,168

	Communications Equipment—6.0%
121,263	EMCORE Corp.(b)(c)	646,332
9,301	Harris Corp.	576,290

		1,222,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Lux Nanotech Portfolio (PXN) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Computers & Peripherals—2.8%
23,712	Hewlett-Packard Co.	$577,861

	Construction & Engineering—2.6%
27,144	Layne Christensen Co.(c)	524,965

	Construction Materials—2.5%
59,364	Headwaters, Inc.(c)	518,248

	Electrical Equipment—8.2%
224,841	American Superconductor Corp.(b)(c)	490,154
47,838	Hydrogenics Corp. (Canada)(b)(c)	584,102
13,101	Polypore International, Inc.(b)(c)	592,165

		1,666,421

	Electronic Equipment, Instruments & Components—13.3%
6,148	FEI Co.	547,664
56,802	Maxwell Technologies, Inc.(c)	426,015
129,095	Research Frontiers, Inc.(b)(c)	622,238
33,726	Uni-Pixel, Inc.(b)(c)	554,793
17,104	Universal Display Corp.(c)	545,617

		2,696,327

	Health Care Equipment & Supplies—2.8%
23,845	SurModics, Inc.(c)	562,265

	Industrial Conglomerates—5.2%
4,169	3M Co.	524,669
20,709	General Electric Co.	541,333

		1,066,002

	IT Services—2.3%
2,651	International Business Machines Corp.	475,086

	Life Sciences Tools & Services—1.6%
133,239	pSivida Corp. (Australia)(b)(c)	326,436

	Pharmaceuticals—5.1%
99,745	BioDelivery Sciences International, Inc.(c)	523,661
83,275	Flamel Technologies SA ADR (France)(c)	514,640

		1,038,301

	Semiconductors & Semiconductor Equipment—15.0%
31,228	Aixtron SE ADR (Germany)(b)(c)	446,560
28,879	Applied Materials, Inc.(b)	515,490
21,260	Intel Corp.(b)	519,382
16,766	Maxim Integrated Products, Inc.	497,950
33,600	Nanometrics, Inc.(c)	624,288
15,136	Veeco Instruments, Inc.(c)	442,123

		3,045,793

	Software—2.5%
54,233	Accelrys, Inc.(c)	507,079

	Total Common Stocks and Other Equity Interests (Cost $20,194,056)	20,329,893

	Money Market Fund—0.4%
76,236	Premier Portfolio—Institutional Class(d) (Cost $76,236)	76,236

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,270,292)—100.4%	20,406,129

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—17.1%
3,483,775	Invesco Liquid Assets Portfolio—Institutional Class (Cost $3,483,775)(d)(e)	$3,483,775

	Total Investments (Cost $23,754,067)—117.5%	23,889,904
	Other assets less liabilities—(17.5)%	(3,555,177)

	Net Assets—100.0%	$20,334,727

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Portfolio Composition
PowerShares S&P 500 BuyWrite Portfolio (PBP)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Information Technology	18.0
Financials	16.3
Health Care	13.2
Consumer Discretionary	12.7
Industrials	10.9
Energy	10.7
Consumer Staples	10.3
Materials	3.6
Utilities	3.2
Telecommunication Services	2.5
Other Assets Less Liabilities	(1.4)

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b)—101.4%
	Consumer Discretionary—12.7%
998	Abercrombie & Fitch Co., Class A	$37,405
4,350	Amazon.com, Inc.(c)	1,583,530
856	AutoNation, Inc.(c)	41,285
418	AutoZone, Inc.(c)	181,700
2,560	Bed Bath & Beyond, Inc.(c)	197,939
3,171	Best Buy Co., Inc.	135,719
1,346	BorgWarner, Inc.	138,813
2,515	Cablevision Systems Corp., Class A	39,108
2,628	CarMax, Inc.(c)	123,490
5,146	Carnival Corp.	178,309
6,612	CBS Corp., Class B	391,034
363	Chipotle Mexican Grill, Inc.(c)	191,290
3,314	Coach, Inc.	167,953
30,744	Comcast Corp., Class A	1,462,799
3,339	D.R. Horton, Inc.	63,274
1,532	Darden Restaurants, Inc.	78,944
3,318	Delphi Automotive PLC (United Kingdom)	189,790
6,002	DIRECTV(c)	375,065
2,714	Discovery Communications, Inc., Class A(c)	241,329
3,500	Dollar General Corp.(c)	202,230
2,621	Dollar Tree, Inc.(c)	153,066
1,263	Expedia, Inc.	74,365
1,135	Family Dollar Stores, Inc.	78,179
46,309	Ford Motor Co.	792,347
591	Fossil Group, Inc.(c)	75,022
1,374	GameStop Corp., Class A	75,323
2,693	Gannett Co., Inc.	74,515

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Discretionary (continued)
3,242	Gap, Inc. (The)	$119,922
1,446	Garmin Ltd.	67,600
11,064	General Motors Co.(c)	408,815
1,820	Genuine Parts Co.	143,471
2,891	Goodyear Tire & Rubber Co. (The)	60,653
3,219	H&R Block, Inc.	91,548
2,622	Harley-Davidson, Inc.	167,913
800	Harman International Industries, Inc.	64,816
1,357	Hasbro, Inc.	70,089
16,838	Home Depot, Inc. (The)	1,311,512
3,066	International Game Technology	57,641
4,962	Interpublic Group of Cos., Inc. (The)	83,362
3,580	J.C. Penney Co., Inc.(c)	26,850
8,042	Johnson Controls, Inc.	371,138
2,400	Kohl’s Corp.	136,320
2,863	L Brands, Inc.	179,252
1,669	Leggett & Platt, Inc.	49,636
1,951	Lennar Corp., Class A	69,358
12,363	Lowe’s Cos., Inc.	615,430
4,423	Macy’s, Inc.	203,944
2,673	Marriott International, Inc., Class A	120,499
4,050	Mattel, Inc.	179,698
11,750	McDonald’s Corp.	1,134,110
693	Netflix, Inc.(c)	223,479
3,385	Newell Rubbermaid, Inc.	100,298
5,853	News Corp., Class A(c)	103,013
8,791	NIKE, Inc., Class B	666,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Discretionary (continued)
1,695	Nordstrom, Inc.	$102,497
3,023	Omnicom Group, Inc.	205,896
1,276	O’Reilly Automotive, Inc.(c)	157,982
1,221	PetSmart, Inc.	88,840
605	Priceline.com, Inc.(c)	637,567
4,108	PulteGroup, Inc.	72,506
959	PVH Corp.	119,463
712	Ralph Lauren Corp.	117,936
2,547	Ross Stores, Inc.	197,010
1,286	Scripps Networks Interactive, Inc., Class A	103,523
7,764	Staples, Inc.	125,156
8,832	Starbucks Corp.	715,834
2,291	Starwood Hotels & Resorts Worldwide, Inc.	168,663
7,419	Target Corp.	480,677
1,293	Tiffany & Co.	102,367
3,359	Time Warner Cable, Inc.	403,584
10,814	Time Warner, Inc.	743,354
8,407	TJX Cos., Inc. (The)	511,062
1,311	TripAdvisor, Inc.(c)	108,433
23,347	Twenty-First Century Fox, Inc.	795,666
1,282	Urban Outfitters, Inc.(c)	48,562
1,034	VF Corp.	222,310
5,102	Viacom, Inc., Class B	424,946
19,529	Walt Disney Co. (The)	1,339,494
56	Washington Post Co. (The), Class B	36,026
932	Whirlpool Corp.	136,081
1,563	Wyndham Worldwide Corp.	103,783
951	Wynn Resorts Ltd.	158,104
5,245	Yum! Brands, Inc.	354,667

		22,952,185

	Consumer Staples—10.3%
23,561	Altria Group, Inc.	877,176
7,748	Archer-Daniels-Midland Co.	316,893
5,097	Avon Products, Inc.	89,197
1,903	Beam, Inc.	128,072
1,910	Brown-Forman Corp., Class B	139,392
2,098	Campbell Soup Co.	89,312
1,533	Clorox Co. (The)	138,261
44,815	Coca-Cola Co. (The)	1,773,330
2,923	Coca-Cola Enterprises, Inc.	121,977
10,359	Colgate-Palmolive Co.	670,538
4,961	ConAgra Foods, Inc.	157,809
1,949	Constellation Brands, Inc., Class A(c)	127,270
5,133	Costco Wholesale Corp.	605,694
14,439	CVS Caremark Corp.	898,972
2,393	Dr Pepper Snapple Group, Inc.	113,309
3,006	Estee Lauder Cos., Inc. (The), Class A	213,306
7,544	General Mills, Inc.	380,368
1,758	Hershey Co. (The)	174,464
1,582	Hormel Foods Corp.	68,754
1,236	J.M. Smucker Co. (The)	137,456
3,025	Kellogg Co.	191,331
4,503	Kimberly-Clark Corp.	486,324
7,001	Kraft Foods Group, Inc.	380,714
6,092	Kroger Co. (The)	260,981

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Consumer Staples (continued)
4,395	Lorillard, Inc.	$224,189
1,551	McCormick & Co., Inc.,	107,252
2,379	Mead Johnson Nutrition Co.	194,269
1,854	Molson Coors Brewing Co., Class B	100,116
20,931	Mondelez International, Inc., Class A	704,119
1,594	Monster Beverage Corp.(c)	91,225
18,128	PepsiCo, Inc.	1,524,383
19,025	Philip Morris International, Inc.	1,695,508
32,193	Procter & Gamble Co. (The)	2,599,585
3,721	Reynolds American, Inc.	191,148
2,836	Safeway, Inc.	98,976
6,916	Sysco Corp.	223,663
3,271	Tyson Foods, Inc., Class A	90,509
10,220	Walgreen Co.	605,433
19,133	Wal-Mart Stores, Inc.	1,468,458
4,379	Whole Foods Market, Inc.	276,446

		18,736,179

	Energy—10.7%
5,909	Anadarko Petroleum Corp.	563,069
4,747	Apache Corp.	421,533
5,208	Baker Hughes, Inc.	302,533
4,945	Cabot Oil & Gas Corp.	174,657
2,893	Cameron International Corp.(c)	158,710
5,955	Chesapeake Energy Corp.	166,502
22,710	Chevron Corp.	2,724,291
14,376	ConocoPhillips	1,053,761
2,690	CONSOL Energy, Inc.	98,185
4,383	Denbury Resources, Inc.(c)	83,233
4,486	Devon Energy Corp.	283,605
817	Diamond Offshore Drilling, Inc.	50,597
2,746	Ensco PLC, Class A	158,307
3,202	EOG Resources, Inc.	571,237
1,770	EQT Corp.	151,530
51,740	Exxon Mobil Corp.	4,636,939
2,785	FMC Technologies, Inc.(c)	140,782
9,940	Halliburton Co.	527,118
1,252	Helmerich & Payne, Inc.	97,093
3,391	Hess Corp.	275,349
7,914	Kinder Morgan, Inc.	279,443
8,342	Marathon Oil Corp.	294,139
3,680	Marathon Petroleum Corp.	263,709
2,065	Murphy Oil Corp.	124,561
3,052	Nabors Industries Ltd.	53,349
5,025	National Oilwell Varco, Inc.	407,929
1,595	Newfield Exploration Co.(c)	48,568
2,978	Noble Corp.	112,271
4,222	Noble Energy, Inc.	316,354
9,471	Occidental Petroleum Corp.	909,974
3,172	Peabody Energy Corp.	61,790
7,182	Phillips 66	462,736
1,629	Pioneer Natural Resources Co.	333,587
2,107	QEP Resources, Inc.	69,657
1,921	Range Resources Corp.	145,439
1,460	Rowan Cos. PLC, Class A(c)	52,677
15,554	Schlumberger Ltd.	1,457,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Energy (continued)
4,132	Southwestern Energy Co.(c)	$153,793
7,868	Spectra Energy Corp.	279,865
1,588	Tesoro Corp.	77,637
3,982	Transocean Ltd.	187,433
6,373	Valero Energy Corp.	262,376
8,031	Williams Cos., Inc. (The)	286,787
2,358	WPX Energy, Inc.(c)	52,206

		19,333,032

	Financials—16.3%
3,998	ACE Ltd.	381,569
5,467	Aflac, Inc.	355,246
5,448	Allstate Corp. (The)	289,071
10,906	American Express Co.	892,111
17,354	American International Group, Inc.	896,334
4,643	American Tower Corp. REIT	368,422
2,326	Ameriprise Financial, Inc.	233,856
3,614	Aon PLC (United Kingdom)	285,831
1,715	Apartment Investment & Management Co., Class A REIT	47,986
881	Assurant, Inc.	51,521
1,430	AvalonBay Communities, Inc. REIT	178,821
126,282	Bank of America Corp.	1,762,897
13,523	Bank of New York Mellon Corp. (The)	430,031
8,274	BB&T Corp.	281,068
21,157	Berkshire Hathaway, Inc., Class B(c)	2,434,748
1,480	BlackRock, Inc.	445,199
1,791	Boston Properties, Inc. REIT	185,368
6,880	Capital One Financial Corp.	472,450
3,259	CBRE Group, Inc., Class A(c)	75,707
13,593	Charles Schwab Corp. (The)	307,881
3,003	Chubb Corp. (The)	276,516
1,731	Cincinnati Financial Corp.	86,550
35,746	Citigroup, Inc.	1,743,690
3,694	CME Group, Inc.	274,132
2,174	Comerica, Inc.	94,134
5,687	Discover Financial Services	295,042
3,374	E*TRADE Financial Corp.(c)	57,054
3,939	Equity Residential REIT	206,246
10,426	Fifth Third Bancorp	198,407
4,779	Franklin Resources, Inc.	257,397
5,804	Genworth Financial, Inc., Class A(c)	84,332
4,910	Goldman Sachs Group, Inc. (The)	789,823
5,349	Hartford Financial Services Group, Inc. (The)	180,261
5,350	HCP, Inc. REIT	222,025
3,371	Health Care REIT, Inc.	218,609
8,816	Host Hotels & Resorts, Inc. REIT	163,537
5,588	Hudson City Bancorp, Inc.	50,180
9,753	Huntington Bancshares, Inc.	85,826
856	IntercontinentalExchange, Inc.(c)	164,977
5,205	Invesco Ltd.(d)	175,669
44,247	JPMorgan Chase & Co.	2,280,490
10,713	KeyCorp	134,234
4,815	Kimco Realty Corp. REIT	103,426
1,276	Legg Mason, Inc.	49,088
3,684	Leucadia National Corp.	104,405

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Financials (continued)
3,109	Lincoln National Corp.	$141,180
3,597	Loews Corp.	173,771
1,529	M&T Bank Corp.	172,058
1,652	Macerich Co. (The) REIT	97,815
6,460	Marsh & McLennan Cos., Inc.	295,868
3,235	McGraw Hill Financial, Inc.	225,415
13,163	MetLife, Inc.	622,742
2,280	Moody’s Corp.	161,105
16,346	Morgan Stanley	469,621
1,357	NASDAQ OMX Group, Inc. (The)	48,078
2,653	Northern Trust Corp.	149,682
2,856	NYSE Euronext	125,721
3,775	People’s United Financial, Inc.	54,473
1,916	Plum Creek Timber Co., Inc. REIT	86,986
6,248	PNC Financial Services Group, Inc.	459,415
3,218	Principal Financial Group, Inc.	152,726
6,502	Progressive Corp. (The)	168,857
5,861	Prologis, Inc. REIT	234,147
5,466	Prudential Financial, Inc.	444,878
1,698	Public Storage REIT	283,515
16,408	Regions Financial Corp.	158,009
3,648	Simon Property Group, Inc. REIT	563,798
5,127	SLM Corp.	130,072
5,242	State Street Corp.	367,307
6,335	SunTrust Banks, Inc.	213,109
3,058	T. Rowe Price Group, Inc.	236,720
1,077	Torchmark Corp.	78,470
4,390	Travelers Cos., Inc. (The)	378,857
21,620	U.S. Bancorp	807,723
3,098	Unum Group	98,331
3,447	Ventas, Inc. REIT	224,882
2,044	Vornado Realty Trust REIT	182,039
56,797	Wells Fargo & Co.	2,424,664
6,865	Weyerhaeuser Co. REIT	208,696
3,364	XL Group PLC	102,837
2,169	Zions Bancorp.	61,535

		29,477,269

	Health Care—13.2%
18,268	Abbott Laboratories	667,695
18,636	AbbVie, Inc.	902,914
2,038	Actavis PLC(c)	315,034
4,374	Aetna, Inc.	274,250
3,888	Agilent Technologies, Inc.	197,355
2,299	Alexion Pharmaceuticals, Inc.(c)	282,662
3,489	Allergan, Inc.	316,138
2,715	AmerisourceBergen Corp.	177,371
8,855	Amgen, Inc.	1,027,180
6,380	Baxter International, Inc.	420,251
2,283	Becton, Dickinson and Co.	240,012
2,794	Biogen Idec, Inc.(c)	682,267
15,785	Boston Scientific Corp.(c)	184,527
19,352	Bristol-Myers Squibb Co.	1,016,367
930	C.R. Bard, Inc.	126,685
3,990	Cardinal Health, Inc.	234,053
2,520	CareFusion Corp.(c)	97,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Health Care (continued)
4,834	Celgene Corp.(c)	$717,801
3,468	Cerner Corp.(c)	194,312
3,325	Cigna Corp.	255,958
5,407	Covidien PLC	346,643
2,074	DaVita HealthCare Partners, Inc.(c)	116,579
1,673	DENTSPLY International, Inc.	78,798
1,320	Edwards Lifesciences Corp.(c)	86,051
11,654	Eli Lilly & Co.	580,602
9,571	Express Scripts Holding Co.(c)	598,379
2,777	Forest Laboratories, Inc.(c)	130,602
17,992	Gilead Sciences, Inc.(c)	1,277,252
1,947	Hospira, Inc.(c)	78,892
1,839	Humana, Inc.	169,464
467	Intuitive Surgical, Inc.(c)	173,490
33,125	Johnson & Johnson	3,067,706
1,059	Laboratory Corp. of America Holdings(c)	106,853
2,030	Life Technologies Corp.(c)	152,879
2,687	McKesson Corp.	420,086
11,725	Medtronic, Inc.	673,015
34,399	Merck & Co., Inc.	1,551,051
4,488	Mylan, Inc.(c)	169,961
1,078	Patterson Cos., Inc.	45,826
1,317	PerkinElmer, Inc.	50,099
1,106	Perrigo Co.	152,506
77,819	Pfizer, Inc.	2,387,487
1,785	Quest Diagnostics, Inc.	106,939
917	Regeneron Pharmaceuticals, Inc.(c)	263,729
3,376	St. Jude Medical, Inc.	193,749
3,467	Stryker Corp.	256,073
1,194	Tenet Healthcare Corp.(c)	56,345
4,238	Thermo Fisher Scientific, Inc.	414,392
11,951	UnitedHealth Group, Inc.	815,775
1,265	Varian Medical Systems, Inc.(c)	91,814
2,737	Vertex Pharmaceuticals, Inc.(c)	195,258
1,002	Waters Corp.(c)	101,122
3,514	WellPoint, Inc.	297,987
1,993	Zimmer Holdings, Inc.	174,328
5,877	Zoetis, Inc.	186,066

		23,898,330

	Industrials—10.9%
7,632	3M Co.	960,487
2,351	ADT Corp. (The)	101,963
2,871	AMETEK, Inc.	137,320
8,159	Boeing Co. (The)	1,064,749
1,874	C.H. Robinson Worldwide, Inc.	111,953
7,478	Caterpillar, Inc.	623,366
1,208	Cintas Corp.	64,954
11,976	CSX Corp.	312,095
2,047	Cummins, Inc.	260,010
7,032	Danaher Corp.	506,937
4,500	Deere & Co.	368,280
10,085	Delta Air Lines, Inc.	266,042
2,006	Dover Corp.	184,131
456	Dun & Bradstreet Corp. (The)	49,608
5,571	Eaton Corp. PLC	393,090

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Industrials (continued)
8,399	Emerson Electric Co.	$562,481
1,426	Equifax, Inc.	92,219
2,426	Expeditors International of Washington, Inc.	109,874
3,210	Fastenal Co.	159,858
3,493	FedEx Corp.	457,583
1,653	Flowserve Corp.	114,834
1,916	Fluor Corp.	142,206
3,907	General Dynamics Corp.	338,463
119,707	General Electric Co.	3,129,141
9,226	Honeywell International, Inc.	800,171
4,843	Illinois Tool Works, Inc.	381,580
3,181	Ingersoll-Rand PLC	214,813
1,999	Iron Mountain, Inc.	53,053
1,545	Jacobs Engineering Group, Inc.(c)	93,967
1,249	Joy Global, Inc.	70,881
1,296	Kansas City Southern	157,490
1,053	L-3 Communications Holdings, Inc.	105,774
3,169	Lockheed Martin Corp.	422,554
4,196	Masco Corp.	88,661
2,527	Nielsen Holdings NV	99,665
3,667	Norfolk Southern Corp.	315,435
2,706	Northrop Grumman Corp.	290,922
4,161	PACCAR, Inc.	231,352
1,315	Pall Corp.	105,884
1,754	Parker Hannifin Corp.	204,727
2,341	Pentair Ltd.	157,058
2,372	Pitney Bowes, Inc.	50,618
1,711	Precision Castparts Corp.	433,653
2,512	Quanta Services, Inc.(c)	75,888
3,791	Raytheon Co.	312,265
3,192	Republic Services, Inc.	106,836
1,632	Robert Half International, Inc.	62,881
1,630	Rockwell Automation, Inc.	179,968
1,587	Rockwell Collins, Inc.	110,820
1,166	Roper Industries, Inc.	147,860
715	Ryder System, Inc.	47,068
684	Snap-On, Inc.	71,184
8,301	Southwest Airlines Co.	142,943
1,882	Stanley Black & Decker, Inc.	148,847
1,010	Stericycle, Inc.(c)	117,362
3,297	Textron, Inc.	94,921
5,434	Tyco International Ltd.	198,613
5,452	Union Pacific Corp.	825,433
8,492	United Parcel Service, Inc., Class B	834,254
9,922	United Technologies Corp.	1,054,213
727	W.W. Grainger, Inc.	195,541
5,125	Waste Management, Inc.	223,143
2,178	Xylem, Inc.	75,141

		19,815,083

	Information Technology—18.0%
7,580	Accenture PLC, Class A	557,130
5,491	Adobe Systems, Inc.(c)	297,612
2,094	Akamai Technologies, Inc.(c)	93,686
3,755	Altera Corp.	126,168
1,871	Amphenol Corp., Class A	150,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Information Technology (continued)
3,652	Analog Devices, Inc.	$180,044
10,679	Apple, Inc.	5,578,176
14,139	Applied Materials, Inc.	252,381
2,621	Autodesk, Inc.(c)	104,604
5,675	Automatic Data Processing, Inc.	425,455
6,466	Broadcom Corp., Class A	172,771
3,856	CA, Inc.	122,467
63,023	Cisco Systems, Inc.	1,418,017
2,203	Citrix Systems, Inc.(c)	125,086
3,542	Cognizant Technology Solutions Corp., Class A(c)	307,906
1,736	Computer Sciences Corp.	85,515
17,167	Corning, Inc.	293,384
13,695	eBay, Inc.(c)	721,863
3,604	Electronic Arts, Inc.(c)	94,605
24,460	EMC Corp.	588,752
920	F5 Networks, Inc.(c)	74,989
3,434	Fidelity National Information Services, Inc.	167,407
915	First Solar, Inc.(c)	45,997
1,529	Fiserv, Inc.(c)	160,132
1,670	FLIR Systems, Inc.	47,562
3,288	Google, Inc., Class A(c)	3,388,547
1,257	Harris Corp.	77,884
22,590	Hewlett-Packard Co.	550,518
58,562	Intel Corp.	1,430,670
12,104	International Business Machines Corp.	2,169,158
3,490	Intuit, Inc.	249,221
2,168	Jabil Circuit, Inc.	45,224
2,792	JDS Uniphase Corp.(c)	36,547
5,958	Juniper Networks, Inc.(c)	111,057
1,948	KLA-Tencor Corp.	127,789
1,918	Lam Research Corp.(c)	104,013
2,741	Linear Technology Corp.	112,765
6,431	LSI Corp.	54,535
1,219	MasterCard, Inc., Class A	874,145
2,319	Microchip Technology, Inc.	99,624
12,207	Micron Technology, Inc.(c)	215,820
89,103	Microsoft Corp.	3,149,791
1,613	Molex, Inc.	62,262
2,781	Motorola Solutions, Inc.	173,868
3,998	NetApp, Inc.	155,162
6,801	NVIDIA Corp.	103,239
41,914	Oracle Corp.	1,404,119
3,824	Paychex, Inc.	161,602
20,164	QUALCOMM, Inc.	1,400,793
2,225	Red Hat, Inc.(c)	96,276
6,445	Salesforce.com, Inc.(c)	343,905
2,826	SanDisk Corp.	196,407
3,810	Seagate Technology PLC	185,471
8,212	Symantec Corp.	186,741
4,861	TE Connectivity Ltd. (Switzerland)	250,293
1,917	Teradata Corp.(c)	84,482
2,351	Teradyne, Inc.(c)	41,119
12,944	Texas Instruments, Inc.	544,684
1,959	Total System Services, Inc.	58,437
1,586	Verisign, Inc.(c)	86,088

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Information Technology (continued)
6,068	Visa, Inc., Class A	$1,193,394
2,479	Western Digital Corp.	172,613
6,488	Western Union Co. (The)	110,426
13,619	Xerox Corp.	135,373
3,130	Xilinx, Inc.	142,165
11,154	Yahoo!, Inc.(c)	367,301

		32,645,460

	Materials—3.6%
2,464	Air Products & Chemicals, Inc.	268,601
778	Airgas, Inc.	84,857
12,572	Alcoa, Inc.	116,542
1,269	Allegheny Technologies, Inc.	42,004
1,153	Avery Dennison Corp.	54,329
1,706	Ball Corp.	83,406
1,210	Bemis Co., Inc.	48,279
673	CF Industries Holdings, Inc.	145,099
1,800	Cliffs Natural Resources, Inc.	46,224
14,226	Dow Chemical Co. (The)	561,500
10,855	E.I. du Pont de Nemours & Co.	664,326
1,813	Eastman Chemical Co.	142,846
3,188	Ecolab, Inc.	337,928
1,603	FMC Corp.	116,634
12,200	Freeport-McMoRan Copper & Gold, Inc.	448,472
961	International Flavors & Fragrances, Inc.	79,427
5,242	International Paper Co.	233,846
5,267	LyondellBasell Industries NV, Class A	392,918
2,087	MeadWestvaco Corp.	72,732
6,267	Monsanto Co.	657,283
4,004	Mosaic Co. (The)	183,583
5,850	Newmont Mining Corp.	159,471
3,740	Nucor Corp.	193,620
1,932	Owens-Illinois, Inc.(c)	61,418
1,680	PPG Industries, Inc.	306,734
3,466	Praxair, Inc.	432,245
2,303	Sealed Air Corp.	69,505
1,026	Sherwin-Williams Co. (The)	192,888
1,413	Sigma-Aldrich Corp.	122,126
1,800	United States Steel Corp.	44,802
1,528	Vulcan Materials Co.	81,824

		6,445,469

	Telecommunication Services—2.5%
62,429	AT&T, Inc.	2,259,930
7,061	CenturyLink, Inc.	239,086
3,869	Crown Castle International Corp.(c)	294,121
11,751	Frontier Communications Corp.	51,822
33,638	Verizon Communications, Inc.	1,699,055
6,968	Windstream Holdings, Inc.	59,576

		4,603,590

	Utilities—3.2%
7,235	AES Corp. (The)	101,941
1,394	AGL Resources, Inc.	66,717
2,852	Ameren Corp.	103,185
5,722	American Electric Power Co., Inc.	268,018
5,038	CenterPoint Energy, Inc.	123,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) (continued)
	Utilities (continued)
3,125	CMS Energy Corp.	$85,813
3,443	Consolidated Edison, Inc.	200,451
6,806	Dominion Resources, Inc.	433,883
2,057	DTE Energy Co.	142,221
8,298	Duke Energy Corp.	595,216
3,830	Edison International	187,785
2,096	Entergy Corp.	135,653
10,069	Exelon Corp.	287,369
4,916	FirstEnergy Corp.	186,169
936	Integrys Energy Group, Inc.	54,924
4,992	NextEra Energy, Inc.	423,072
3,674	NiSource, Inc.	115,804
3,700	Northeast Utilities	158,693
3,796	NRG Energy, Inc.	108,300
2,424	ONEOK, Inc.	136,956
2,928	Pepco Holdings, Inc.	56,452
5,234	PG&E Corp.	219,043
1,293	Pinnacle West Capital Corp.	72,447
7,425	PPL Corp.	227,428
5,946	Public Service Enterprise Group, Inc.	199,191
1,645	SCANA Corp.	76,706
2,670	Sempra Energy	243,344
10,272	Southern Co. (The)	420,228
2,401	TECO Energy, Inc.	41,225
2,676	Wisconsin Energy Corp.	112,686
5,849	Xcel Energy, Inc.	168,802

		5,753,657

	Total Investments (Cost $142,713,742)—101.4%	183,660,254
	Other assets less liabilities—(1.4)%	(2,484,994)

	Net Assets—100.0%	$181,175,260

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the portfolio are subject to call options written. In addition, the unrealized appreciation (depreciation) of the call options written was based on Level 1 inputs. See Note 2G and Note 6.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Portfolio Composition
PowerShares S&P 500® High Quality Portfolio (SPHQ)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Industrials	26.3
Consumer Staples	19.5
Consumer Discretionary	19.4
Health Care	10.6
Materials	7.9
Financials	5.0
Utilities	4.3
Information Technology	4.3
Energy	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.4%
24,272	Comcast Corp., Class A	$1,154,862
44,272	Darden Restaurants, Inc.	2,281,336
48,148	Family Dollar Stores, Inc.	3,316,434
30,352	Gap, Inc. (The)	1,122,720
27,731	Genuine Parts Co.	2,186,035
17,096	Harley-Davidson, Inc.	1,094,828
47,860	Hasbro, Inc.	2,471,969
29,290	Home Depot, Inc. (The)	2,281,398
26,674	Johnson Controls, Inc.	1,231,005
22,988	Lowe’s Cos., Inc.	1,144,343
26,772	Mattel, Inc.	1,187,874
23,597	McDonald’s Corp.	2,277,582
45,734	NIKE, Inc., Class B	3,464,808
39,334	Nordstrom, Inc.	2,378,527
52,692	Omnicom Group, Inc.	3,588,852
30,324	PetSmart, Inc.	2,206,374
13,859	Ralph Lauren Corp.	2,295,605
46,142	Ross Stores, Inc.	3,569,084
53,098	Target Corp.	3,440,219
14,598	Tiffany & Co.	1,155,724
60,487	TJX Cos., Inc. (The)	3,677,005
11,402	VF Corp.	2,451,430
50,691	Walt Disney Co. (The)	3,476,896
50,094	Yum! Brands, Inc.	3,387,356

		56,842,266

	Consumer Staples—19.5%
31,449	Altria Group, Inc.	1,170,846

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
30,546	Archer-Daniels-Midland Co.	$1,249,331
31,836	Brown-Forman Corp., Class B	2,323,391
27,343	Campbell Soup Co.	1,163,992
26,513	Clorox Co. (The)	2,391,207
88,862	Coca-Cola Co. (The)	3,516,269
54,621	Colgate-Palmolive Co.	3,535,617
19,280	Costco Wholesale Corp.	2,275,040
56,341	CVS Caremark Corp.	3,507,791
15,744	Estee Lauder Cos., Inc. (The), Class A	1,117,194
46,238	General Mills, Inc.	2,331,320
77,878	Hormel Foods Corp.	3,384,578
20,975	J.M. Smucker Co. (The)	2,332,630
55,241	Kellogg Co.	3,493,993
23,057	Kimberly-Clark Corp.	2,490,156
72,786	Lorillard, Inc.	3,712,814
50,639	McCormick & Co., Inc.,	3,501,687
27,657	PepsiCo, Inc.	2,325,677
42,770	Procter & Gamble Co. (The)	3,453,678
69,381	Sysco Corp.	2,243,782
40,005	Walgreen Co.	2,369,896
44,856	Wal-Mart Stores, Inc.	3,442,698

		57,333,587

	Energy—2.7%
28,525	Chevron Corp.	3,421,859
38,599	Exxon Mobil Corp.	3,459,242
13,844	Hess Corp.	1,124,133

		8,005,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares S&P 500® High Quality Portfolio (SPHQ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—5.0%
17,395	Aflac, Inc.	$1,130,327
3,986	BlackRock, Inc.	1,199,029
24,797	Chubb Corp. (The)	2,283,308
17,562	Health Care REIT, Inc.	1,138,896
119,674	Hudson City Bancorp, Inc.	1,074,672
54,824	Kimco Realty Corp. REIT	1,177,619
15,729	Moody’s Corp.	1,111,411
14,970	T. Rowe Price Group, Inc.	1,158,828
30,629	Torchmark Corp.	2,231,629
13,207	Travelers Cos., Inc. (The)	1,139,764
26,981	Wells Fargo & Co.	1,151,819

		14,797,302

	Health Care—10.6%
66,218	Abbott Laboratories	2,420,268
35,785	AmerisourceBergen Corp.	2,337,834
50,858	Baxter International, Inc.	3,350,017
21,745	Becton, Dickinson and Co.	2,286,052
18,828	C.R. Bard, Inc.	2,564,750
25,081	DENTSPLY International, Inc.	1,181,315
37,524	Johnson & Johnson	3,475,098
8,124	McKesson Corp.	1,270,106
40,655	Medtronic, Inc.	2,333,597
28,215	Mylan, Inc.(b)	1,068,502
8,627	Perrigo Co.	1,189,577
19,233	Quest Diagnostics, Inc.	1,152,249
47,798	Stryker Corp.	3,530,360
45,192	UnitedHealth Group, Inc.	3,084,806

		31,244,531

	Industrials—26.3%
27,839	3M Co.	3,503,538
49,206	AMETEK, Inc.	2,353,523
56,980	C.H. Robinson Worldwide, Inc.	3,403,985
39,203	Caterpillar, Inc.	3,267,962
21,660	Cintas Corp.	1,164,658
86,552	CSX Corp.	2,255,545
8,489	Cummins, Inc.	1,078,273
48,337	Danaher Corp.	3,484,614
27,157	Deere & Co.	2,222,529
24,834	Dover Corp.	2,279,513
51,399	Emerson Electric Co.	3,442,191
51,454	Expeditors International of Washington, Inc.	2,330,352
47,243	Fastenal Co.	2,352,701
15,410	Fluor Corp.	1,143,730
25,473	General Dynamics Corp.	2,206,726
45,815	General Electric Co.	1,197,604
12,931	Honeywell International, Inc.	1,121,506
29,063	Illinois Tool Works, Inc.	2,289,874
35,729	L-3 Communications Holdings, Inc.	3,588,978
17,792	Lockheed Martin Corp.	2,372,385
28,385	Norfolk Southern Corp.	2,441,678
22,819	Northrop Grumman Corp.	2,453,271
28,989	Pall Corp.	2,334,194
20,744	Parker Hannifin Corp.	2,421,240
29,419	Raytheon Co.	2,423,243
33,822	Republic Services, Inc.	1,132,022

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
32,617	Rockwell Collins, Inc.	$2,277,645
17,082	Roper Industries, Inc.	2,166,169
22,599	Snap-On, Inc.	2,351,878
14,208	Union Pacific Corp.	2,151,091
31,421	United Technologies Corp.	3,338,481
13,013	W.W. Grainger, Inc.	3,500,107
26,778	Waste Management, Inc.	1,165,914

		77,217,120

	Information Technology—4.3%
30,829	Automatic Data Processing, Inc.	2,311,250
18,030	International Business Machines Corp.	3,231,157
28,179	Linear Technology Corp.	1,159,284
32,783	Microsoft Corp.	1,158,879
33,606	Oracle Corp.	1,125,801
54,877	Paychex, Inc.	2,319,102
16,543	QUALCOMM, Inc.	1,149,242

		12,454,715

	Materials—7.9%
20,587	Air Products & Chemicals, Inc.	2,244,189
20,683	Airgas, Inc.	2,255,895
49,153	Ball Corp.	2,403,090
19,294	E.I. du Pont de Nemours & Co.	1,180,793
33,575	Ecolab, Inc.	3,558,950
13,783	International Flavors & Fragrances, Inc.	1,139,165
10,490	Monsanto Co.	1,100,191
27,578	Praxair, Inc.	3,439,252
12,408	Sherwin-Williams Co. (The)	2,332,704
40,142	Sigma-Aldrich Corp.	3,469,473

		23,123,702

	Utilities—4.3%
49,330	AGL Resources, Inc.	2,360,934
34,233	Entergy Corp.	2,215,560
27,346	NextEra Energy, Inc.	2,317,573
20,368	ONEOK, Inc.	1,150,792
24,226	SCANA Corp.	1,129,658
26,809	Southern Co. (The)	1,096,756
53,899	Wisconsin Energy Corp.	2,269,687

		12,540,960

	Total Common Stocks and Other Equity Interests (Cost $235,187,891)	293,559,417

	Money Market Fund—0.0%
21,286	Premier Portfolio—Institutional Class(c) (Cost $21,286)	21,286

	Total Investments (Cost $235,209,177)—100.0%	293,580,703
	Other assets less liabilities—0.0%	67,288

	Net Assets—100.0%	$293,647,991

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P 500® High Quality Portfolio (SPHQ) (continued)

October 31, 2013

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Portfolio Composition
PowerShares Water Resources Portfolio (PHO)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Machinery	50.5
Water Utilities	17.4
Electrical Equipment	9.3
Life Sciences Tools & Services	7.2
Electronic Equipment, Instruments & Components	5.0
Commercial Services & Supplies	4.1
Construction & Engineering	2.7
Chemicals	2.4
Multi-Utilities	1.4
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Chemicals—2.4%
1,132,938	Calgon Carbon Corp.(b)	$22,602,113

	Commercial Services & Supplies—4.1%
1,495,616	Tetra Tech, Inc.(b)	39,080,446

	Construction & Engineering—2.7%
609,824	Aegion Corp.(b)	12,501,392
462,095	Layne Christensen Co.(b)	8,936,917
116,949	Northwest Pipe Co.(b)	4,213,673

		25,651,982

	Electrical Equipment—9.3%
504,633	Franklin Electric Co., Inc.	19,100,359
550,851	Roper Industries, Inc.	69,853,416

		88,953,775

	Electronic Equipment, Instruments & Components—5.0%
169,239	Badger Meter, Inc.	8,802,121
909,508	Itron, Inc.(b)	38,808,706

		47,610,827

	Life Sciences Tools & Services—7.2%
689,330	Waters Corp.(b)	69,567,184

	Machinery—50.5%
663,905	Energy Recovery, Inc.(b)	3,877,205
1,221,371	Flowserve Corp.	84,848,643
95,735	Gorman-Rupp Co. (The)	3,900,244
448,175	Lindsay Corp.	34,065,782

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Machinery (continued)
4,512,602	Mueller Water Products, Inc., Class A	$38,672,999
492,771	Pall Corp.	39,677,921
1,133,594	Pentair Ltd.	76,052,821
645,145	Toro Co. (The)	38,024,846
252,447	Valmont Industries, Inc.	35,468,804
604,958	Watts Water Technologies, Inc., Class A	34,954,473
2,749,811	Xylem, Inc.	94,868,480

		484,412,218

	Multi-Utilities—1.4%
810,671	Veolia Environnement SA ADR (France)(c)	13,951,648

	Water Utilities—17.4%
1,019,126	American States Water Co.	29,024,709
836,282	American Water Works Co., Inc.	35,851,409
1,402,295	Aqua America, Inc.	35,309,788
758,429	California Water Service Group	16,533,752
3,994,156	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)(c)	42,377,995
130,119	Connecticut Water Service, Inc.	4,170,314
270,570	Consolidated Water Co. Ltd. (Cayman Islands)	4,069,373

		167,337,340

	Total Common Stocks and Other Equity Interests (Cost $720,414,769)	959,167,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Water Resources Portfolio (PHO) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
333,016	Premier Portfolio—Institutional Class(d) (Cost $333,016)	$333,016

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $720,747,785)—100.0%	959,500,549

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
7,119,340	Invesco Liquid Assets Portfolio—Institutional Class (Cost $7,119,340)(d)(e)	7,119,340

	Total Investments (Cost $727,867,125)—100.8%	966,619,889
	Other assets less liabilities—(0.8)%	(7,579,273)

	Net Assets—100.0%	$959,040,616

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2013.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Portfolio Composition
PowerShares WilderHill Clean Energy Portfolio (PBW)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Semiconductors & Semiconductor Equipment	36.2
Electrical Equipment	15.4
Chemicals	8.3
Oil, Gas & Consumable Fuels	7.0
Electronic Equipment, Instruments & Components	6.5
Auto Components	4.9
Construction & Engineering	4.5
Electric Utilities	4.2
Independent Power Producers & Energy Traders	4.2
Software	2.8
Commercial Services & Supplies	2.3
Automobiles	1.9
Metals & Mining	1.8
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Components—4.9%
681,495	Ballard Power Systems, Inc. (Canada)(b)(c)	$933,648
229,279	Fuel Systems Solutions, Inc.(c)	4,117,851
241,015	Gentherm, Inc.(c)	5,627,700

		10,679,199

	Automobiles—1.9%
25,217	Tesla Motors, Inc.(b)(c)	4,033,207

	Chemicals—8.3%
40,182	Air Products & Chemicals, Inc.	4,380,240
140,599	OM Group, Inc.(c)	4,780,366
143,245	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,954,994
294,734	Zoltek Cos., Inc.(c)	4,922,058

		18,037,658

	Commercial Services & Supplies—2.3%
302,881	EnerNOC, Inc.(c)	5,036,911

	Construction & Engineering—4.5%
442,878	Ameresco, Inc., Class A(c)	4,632,504

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Construction & Engineering (continued)
165,669	Quanta Services, Inc.(c)	$5,004,860

		9,637,364

	Electric Utilities—4.2%
255,295	CPFL Energia SA ADR (Brazil)(b)	4,309,380
47,892	ITC Holdings Corp.	4,817,456

		9,126,836

	Electrical Equipment—15.4%
433,943	American Superconductor Corp.(c)	945,996
2,403,936	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	5,961,761
536,312	Enphase Energy, Inc.(b)(c)	4,049,156
3,569,840	FuelCell Energy, Inc.(b)(c)	4,783,586
112,994	Polypore International, Inc.(b)(c)	5,107,329
316,257	PowerSecure International, Inc.(c)	5,717,926
124,915	SolarCity Corp.(b)(c)	6,655,471

		33,221,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares WilderHill Clean Energy Portfolio (PBW) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electronic Equipment, Instruments & Components—6.5%
472,292	Echelon Corp.(c)	$1,024,874
105,992	Itron, Inc.(b)(c)	4,522,679
498,833	Maxwell Technologies, Inc.(c)	3,741,247
145,559	Universal Display Corp.(c)	4,643,332

		13,932,132

	Independent Power Producers & Energy Traders—4.2%
227,014	Calpine Corp.(c)	4,578,872
172,994	Ormat Technologies, Inc. (Israel)(b)	4,509,954

		9,088,826

	Metals & Mining—1.8%
635,528	Molycorp, Inc.(b)(c)	3,222,127
340,734	Rare Element Resources Ltd. (Canada)(b)(c)	633,765

		3,855,892

	Oil, Gas & Consumable Fuels—7.0%
396,646	Amyris, Inc.(b)(c)	999,548
287,504	Cosan Ltd., Class A (Brazil)	4,531,063
523,416	Gevo, Inc.(b)(c)	889,807
543,006	KiOR, Inc., Class A(b)(c)	1,265,204
282,793	Renewable Energy Group, Inc.(c)	3,085,272
410,232	Solazyme, Inc.(b)(c)	4,291,027

		15,061,921

	Semiconductors & Semiconductor Equipment—36.2%
260,366	Advanced Energy Industries, Inc.(c)	5,436,442
259,811	Aixtron SE ADR (Germany)(c)	3,715,297
321,426	Canadian Solar, Inc. (Canada)(c)	7,392,798
77,877	Cree, Inc.(c)	4,731,028
118,964	First Solar, Inc.(c)	5,980,320
550,366	GT Advanced Technologies, Inc.(c)	4,127,745
1,349,576	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	5,857,160
182,408	International Rectifier Corp.(c)	4,749,904
536,703	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	5,173,817
1,095,386	ReneSola Ltd. ADR (China)(b)(c)	4,764,929
358,394	Rubicon Technology, Inc.(b)(c)	3,082,189
472,292	STR Holdings, Inc.(c)	939,861
578,591	SunEdison, Inc.(c)	5,380,896
195,902	SunPower Corp. (France)(b)(c)	5,914,282
409,552	Trina Solar Ltd. ADR (China)(b)(c)	6,008,128
845,330	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	5,071,980

		78,326,776

	Software—2.8%
278,186	Silver Spring Networks, Inc.(c)	6,075,582

	Total Common Stocks and Other Equity Interests (Cost $198,600,138)	216,113,529

	Money Market Fund—0.1%
215,528	Premier Portfolio—Institutional Class(d) (Cost $215,528)	215,528

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $198,815,666)—100.1%	216,329,057

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—22.0%
47,636,757	Invesco Liquid Assets Portfolio—Institutional Class (Cost $47,636,757)(d)(e)	$47,636,757

	Total Investments (Cost $246,452,423)—122.1%	263,965,814
	Other assets less liabilities—(22.1)%	(47,774,554)

	Net Assets—100.0%	$216,191,260

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following countries:

China	12.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Portfolio Composition
PowerShares WilderHill Progressive Energy Portfolio (PUW)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Oil, Gas & Consumable Fuels	17.4
Electrical Equipment	16.8
Machinery	13.5
Chemicals	7.8
Electric Utilities	7.3
Construction & Engineering	5.9
Building Products	5.9
Industrial Conglomerates	4.0
Auto Components	3.9
Energy Equipment & Services	3.6
Food & Staples Retailing	2.2
Automobiles	2.1
Electronic Equipment, Instruments & Components	2.1
Aerospace & Defense	2.1
Household Products	1.9
Semiconductors & Semiconductor Equipment	1.5
Commercial Services & Supplies	1.5
Capital Markets	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—2.1%
19,710	Hexcel Corp.(b)	$833,930

	Auto Components—3.9%
17,582	Johnson Controls, Inc.	811,410
14,546	Tenneco, Inc.(b)	771,956

		1,583,366

	Automobiles—2.1%
27,108	Tata Motors Ltd. ADR (India)	849,023

	Building Products—5.9%
17,257	A.O. Smith Corp.	891,324
26,023	Apogee Enterprises, Inc.	813,999

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Building Products (continued)
19,100	Owens Corning(b)	$686,263

		2,391,586

	Capital Markets—0.5%
16,938	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	207,491

	Chemicals—7.8%
17,218	Advanced Emissions Solutions, Inc.(b)	650,324
22,868	LSB Industries, Inc.(b)	839,713
16,870	Methanex Corp. (Canada)	981,159
11,297	Rockwood Holdings, Inc.	714,535

		3,185,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares WilderHill Progressive Energy Portfolio (PUW) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies—1.5%
35,020	Covanta Holding Corp.	$601,293

	Construction & Engineering—5.9%
11,400	Chicago Bridge & Iron Co. NV	844,626
28,890	Foster Wheeler AG (Switzerland)(b)	779,741
24,399	MasTec, Inc.(b)	780,036

		2,404,403

	Electric Utilities—7.3%
246,419	Centrais Eletricas Brasileiras SA ADR (Brazil)	778,684
80,422	Companhia Energetica de Minas Gerais ADR (Brazil)	721,385
40,165	Enersis SA ADR (Italy)	662,723
22,666	NRG Yield, Inc., Class A(b)	802,830

		2,965,622

	Electrical Equipment—16.8%
8,409	Acuity Brands, Inc.	845,189
10,755	Eaton Corp. PLC	758,873
11,878	Emerson Electric Co.	795,470
12,708	EnerSys	843,176
24,340	General Cable Corp.	801,516
9,848	Global Power Equipment Group, Inc.	200,505
85,319	GrafTech International Ltd.(b)	759,339
13,111	Power Solutions International, Inc.(b)	763,847
11,328	Regal-Beloit Corp.	830,682
79,774	Revolution Lighting Technologies, Inc.(b)	238,524

		6,837,121

	Electronic Equipment, Instruments & Components—2.1%
48,948	Corning, Inc.	836,521

	Energy Equipment & Services—3.6%
98,294	McDermott International, Inc.(b)	694,938
308,686	Nuverra Environmental Solutions, Inc.(b)	753,194

		1,448,132

	Food & Staples Retailing—2.2%
12,124	Andersons, Inc. (The)	899,358

	Household Products—1.9%
7,993	Energizer Holdings, Inc.	784,193

	Industrial Conglomerates—4.0%
23,431	Koninklijke Philips NV (Netherlands)	829,692
6,184	Siemens AG ADR (Germany)	791,614

		1,621,306

	Machinery—13.5%
27,843	Altra Holdings, Inc.	845,592
6,269	Chart Industries, Inc.(b)	673,729
23,409	ESCO Technologies, Inc.	844,597
43,594	Luxfer Holdings PLC ADR (United Kingdom)	803,001
25,828	PMFG, Inc.(b)	202,492
8,946	WABCO Holdings, Inc.(b)	766,493
26,988	Westport Innovations, Inc. (Canada)(b)	632,329
18,481	Woodward, Inc.	740,903

		5,509,136

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels—17.4%
43,884	Cameco Corp. (Canada)	$833,796
31,873	Chesapeake Energy Corp.	891,169
58,241	Clean Energy Fuels Corp.(b)	663,365
764,380	Denison Mines Corp. (Canada)(b)	833,174
20,192	Golar LNG Ltd. (Norway)	749,729
10,754	Range Resources Corp.	814,186
398,492	Rentech, Inc.	681,421
14,920	Sasol Ltd. ADR (South Africa)	761,219
22,633	Southwestern Energy Co.(b)	842,400

		7,070,459

	Semiconductors & Semiconductor Equipment—1.5%
21,179	Veeco Instruments, Inc.(b)	618,639

	Total Common Stocks and Other Equity Interests (Cost $33,617,790)	40,647,310

	Money Market Fund—0.1%
51,460	Premier Portfolio—Institutional Class(c) (Cost $51,460)	51,460

	Total Investments (Cost $33,669,250)—100.1%	40,698,770
	Other assets less liabilities—(0.1)%	(32,784)

	Net Assets—100.0%	$40,665,986

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Assets:
Unaffiliated investments, at value(a)	$81,618,458	$78,071,129	$1,046,930,851	$406,144,196
Affiliated investments, at value	96,780	7,188,103	756,515	42,799,439

Total investments, at value	81,715,238	85,259,232	1,047,687,366	448,943,635
Cash	—	—	—	4,221,405
Cash segregated as collateral	—	—	—	2,534,053
Foreign currencies, at value	—	—	—	14,263
Receivables:
Dividends	27,677	41,257	141,096	211,008
Investments sold	—	—	1,732,111	11,179,345
Foreign tax reclaims	—	92,790	—	416,135
Security lending	—	7,437	—	—
Shares sold	—	—	10,427,423	3,077,140
Other assets	1,195	1,195	2,517	1,601

Total Assets	81,744,110	85,401,911	1,059,990,513	470,598,585

Liabilities:
Due to custodian	—	—	—	—
Payables:
Shares repurchased	—	—	1,733,030	880
Collateral upon receipt of securities in-kind	—	—	—	2,534,053
Investments purchased	—	—	10,420,533	3,176,784
Collateral upon return of securities loaned	—	7,155,748	—	—
Expenses recaptured	—	—	—	19,164
Unrealized depreciation on swap agreements	—	—	—	1,567,173
Open written options, at value	—	—	—	—
Accrued advisory fees	31,589	29,255	423,885	181,957
Accrued trustees fees	16,323	15,361	33,547	22,381
Accrued expenses	76,026	92,313	629,674	348,027

Total Liabilities	123,938	7,292,677	13,240,669	7,850,419

Net Assets	$81,620,172	$78,109,234	$1,046,749,844	$462,748,166

Net Assets Consist of:
Shares of beneficial interest	$100,025,671	$142,759,115	$1,063,539,008	$482,440,716
Undistributed net investment income (loss)	(21,010)	(4,403)	163,705	(22,888,484)
Undistributed net realized gain (loss)	(27,539,464)	(83,601,861)	(181,670,375)	(80,778,476)
Net unrealized appreciation	9,154,975	18,956,383	164,717,506	83,974,410

Net Assets	$81,620,172	$78,109,234	$1,046,749,844	$462,748,166

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,850,000	2,600,000	30,200,000	38,400,000
Net asset value	$28.64	$30.04	$34.66	$12.05

Market price	$28.63	$30.04	$34.72	$12.10

Unaffiliated investments, at cost	$72,463,483	$59,116,438	$882,213,345	$320,618,550

Affiliated investments, at cost	$96,780	$7,188,103	$756,515	$42,799,439

Total investments, at cost	$72,560,263	$66,304,541	$882,969,860	$363,417,989

Foreign currencies, at cost	$—	$—	$—	$14,278

Premium received on written options	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$6,835,775	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$303,950,153	$20,329,893	$183,484,585	$293,559,417	$959,167,533	$216,113,529	$40,647,310
50,634,450	3,560,011	175,669	21,286	7,452,356	47,852,285	51,460

354,584,603	23,889,904	183,660,254	293,580,703	966,619,889	263,965,814	40,698,770
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

93,048	4,668	186,868	328,296	737,489	29,513	50,878
—	—	238,418	—	—	1,971,962	—
—	—	144	—	—	32,697	12,091
120,164	18,731	—	—	2,548	184,042	—
—	—	—	—	1,243,480	1,971,298	—
1,195	813	—	1,535	1,601	1,601	812

354,799,010	23,914,116	184,085,684	293,910,534	968,605,007	268,156,927	40,762,551

—	—	166,125	—	—	—	—

—	—	—	—	—	1,971,298	—
—	—	—	—	—	—	—
—	—	—	—	1,242,942	1,971,962	—
50,352,612	3,483,775	—	—	7,119,340	47,636,757	—
4,084	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	2,630,880	—	—	—	—
130,807	2,165	113,419	42,500	393,654	91,019	12,561
27,820	12,137	—	17,573	77,082	40,951	12,300
303,166	81,312	—	202,470	731,373	253,680	71,704

50,818,489	3,579,389	2,910,424	262,543	9,564,391	51,965,667	96,565

$303,980,521	$20,334,727	$181,175,260	$293,647,991	$959,040,616	$216,191,260	$40,665,986

$522,197,695	$101,915,751	$175,248,813	$368,514,108	$1,269,638,511	$1,628,726,069	$66,180,151
(761,861)	8,843	(3,895,422)	504,472	291,117	151,648	24,584
(276,874,947)	(81,725,704)	(30,468,220)	(133,742,115)	(549,641,776)	(1,430,199,848)	(32,568,269)
59,419,634	135,837	40,290,089	58,371,526	238,752,764	17,513,391	7,029,520

$303,980,521	$20,334,727	$181,175,260	$293,647,991	$959,040,616	$216,191,260	$40,665,986

10,700,000	2,950,000	8,750,000	15,000,000	38,650,000	33,650,000	1,350,000
$28.41	$6.89	$20.71	$19.58	$24.81	$6.42	$30.12

$28.46	$6.92	$20.74	$19.61	$24.84	$6.43	$30.13

$244,530,519	$20,194,056	$142,593,379	$235,187,891	$720,414,769	$198,600,138	$33,617,790

$50,634,450	$3,560,011	$120,363	$21,286	$7,452,356	$47,852,285	$51,460

$295,164,969	$23,754,067	$142,713,742	$235,209,177	$727,867,125	$246,452,423	$33,669,250

$—	$—	$—	$—	$—	$—	$—

$—	$—	$1,974,457	$—	$—	$—	$—

$48,669,693	$3,355,726	$—	$—	$6,812,631	$44,187,445	$—

33

Statements of Operations

For the six months ended October 31, 2013

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Investment Income:
Unaffiliated dividend income	$864,873	$489,545	$5,046,760	$7,418,533
Affiliated dividend income	5	2	42	1,989
Securities lending income	—	72,022	—	—
Foreign withholding tax	—	(48,766)	—	(386,635)

Total Income	864,878	512,803	5,046,802	7,033,887

Expenses:
Advisory fees	156,599	182,597	2,353,944	1,084,084
Sub-licensing	18,792	27,390	470,789	216,817
Accounting & administration fees	18,046	18,046	91,027	41,714
Professional fees	14,101	15,692	24,827	28,000
Trustees fees	4,697	4,904	16,663	9,447
Custodian & transfer agent fees	2,727	6,735	10,438	20,681
Recapture (Note 3)	—	—	—	91,004
Other expenses	8,472	11,768	48,874	25,971

Total Expenses	223,434	267,132	3,016,562	1,517,718

Waivers	(17,177)	(21,170)	(215)	(11,355)

Net Expenses	206,257	245,962	3,016,347	1,506,363

Net Investment Income	658,621	266,841	2,030,455	5,527,524

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(120,377)	(1,226,820)	24,443,423	983,777
Swap agreements	—	—	—	8,648,537
Written options	—	—	—	—
In-kind redemptions	2,419,304	1,512,917	20,121,513	9,719,732
Foreign currencies	—	4	—	(94,475)

Net realized gain (loss)	2,298,927	286,101	44,564,936	19,257,571

Change in net unrealized appreciation (depreciation) on:
Investment securities	10,045,251	12,054,235	36,347,058	23,418,495
Swap agreements	—	—	—	(1,486,632)
Written options	—	—	—	—
Foreign currencies	—	1,209	—	8,244

Net change in unrealized appreciation (depreciation)	10,045,251	12,055,444	36,347,058	21,940,107

Net realized and unrealized gain	12,344,178	12,341,545	80,911,994	41,197,678

Net increase in net assets resulting from operations	$13,002,799	$12,608,386	$82,942,449	$46,725,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares Lux Nanotech Portfolio (PXN)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® High Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$1,891,257	$67,430	$2,098,221	$2,864,965	$6,519,617	$369,229	$346,063
33	5	2,753	10	54	11	1
387,545	46,529	—	—	4,057	1,739,449	—
(146,681)	(453)	(229)	—	(295,580)	(4,008)	(12,514)

2,132,154	113,511	2,100,745	2,864,975	6,228,148	2,104,681	333,550

563,856	52,979	717,420	378,933	2,275,715	472,319	98,433
112,374	10,596	—	66,588	341,357	94,464	19,687
19,585	18,046	—	23,524	94,559	18,102	18,046
18,754	17,209	—	17,079	24,798	14,704	14,108
6,481	4,255	—	7,286	16,449	6,279	4,485
62,788	1,663	—	5,184	7,089	34,363	3,247
—	—	—	—	—	—	—
20,361	7,083	—	13,146	65,297	32,933	7,649

804,199	111,831	717,420	511,740	2,825,264	673,164	165,655

(14,948)	(38,283)	(84)	(133,571)	(333)	(12,600)	(27,854)

789,251	73,548	717,336	378,169	2,824,931	660,564	137,801

1,342,903	39,963	1,383,409	2,486,806	3,403,217	1,444,117	195,749

(2,985,185)	(355,773)	2,866,771	(123,044)	9,614,460	(14,812,352)	(1,534,085)
—	—	—	—	—	—	—
—	—	(18,647,052)	—	—	—	—
16,185,403	1,123,940	5,794,580	7,380,182	13,732,368	35,942,795	1,763,416
—	—	—	—	—	—	—

13,200,218	768,167	(9,985,701)	7,257,138	23,346,828	21,130,443	229,331

61,761,672	(391,192)	9,948,754	16,686,472	84,125,241	31,572,447	3,448,066
—	—	—	—	—	—	—
—	—	3,007,738	—	—	—	—
—	—	—	—	—	—	—

61,761,672	(391,192)	12,956,492	16,686,472	84,125,241	31,572,447	3,448,066

74,961,890	376,975	2,970,791	23,943,610	107,472,069	52,702,890	3,677,397

$76,304,793	$416,938	$4,354,200	$26,430,416	$110,875,286	$54,147,007	$3,873,146

35

Statements of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares Cleantech™ Portfolio (PZD)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income	$658,621	$1,038,703	$266,841	$817,105
Net realized gain (loss)	2,298,927	(893,302)	286,101	(4,786,886)
Net increase from payment by affiliate	—	—	—	—
Net change in unrealized appreciation (depreciation)	10,045,251	7,542,587	12,055,444	9,902,157

Net increase (decrease) in net assets resulting from operations	13,002,799	7,687,988	12,608,386	5,932,376

Distributions to Shareholders from:
Net investment income	(762,332)	(1,029,052)	(568,380)	(712,757)

Shareholder Transactions:
Proceeds from shares sold	32,984,873	998,228	—	—
Value of shares repurchased	(11,211,753)	(15,017,115)	(5,244,821)	(34,211,049)

Net increase (decrease) in net assets resulting from shares transactions	21,773,120	(14,018,887)	(5,244,821)	(34,211,049)

Increase (Decrease) in Net Assets	34,013,587	(7,359,951)	6,795,185	(28,991,430)

Net Assets:
Beginning of period	47,606,585	54,966,536	71,314,049	100,305,479

End of period	$81,620,172	$47,606,585	$78,109,234	$71,314,049

Undistributed net investment income (loss) at end of period	$(21,010)	$82,701	$(4,403)	$297,136

Changes in Shares Outstanding:
Shares sold	1,250,000	50,000	—	—
Shares repurchased	(450,000)	(750,000)	(200,000)	(1,550,000)
Shares outstanding, beginning of period	2,050,000	2,750,000	2,800,000	4,350,000

Shares outstanding, end of period	2,850,000	2,050,000	2,600,000	2,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares DWA Momentum Portfolio (PDP)		PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)		PowerShares Lux Nanotech Portfolio (PXN)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$2,030,455	$5,543,441	$5,527,524	$7,617,711	$1,342,903	$3,494,223	$39,963	$292,362
44,564,936	74,176,381	19,257,571	17,590,747	13,200,218	(63,947,150)	768,167	(430,027)
—	—	—	—	—	36,920	—	—
36,347,058	33,244,128	21,940,107	63,857,819	61,761,672	41,814,758	(391,192)	2,268,946

82,942,449	112,963,950	46,725,202	89,066,277	76,304,793	(18,601,249)	416,938	2,131,281

(2,253,518)	(5,799,247)	(33,712,250)	(12,397,099)	(1,371,248)	(4,722,570)	(140,704)	(319,441)

177,050,329	698,921,973	71,720,230	70,242,710	91,499,278	13,060,293	5,550,413	36,885,485
(87,918,379)	(500,235,301)	(30,476,523)	(35,164,174)	(44,196,543)	(53,830,199)	(5,127,001)	(41,345,037)

89,131,950	198,686,672	41,243,707	35,078,536	47,302,735	(40,769,906)	423,412	(4,459,552)

169,820,881	305,851,375	54,256,659	111,747,714	122,236,280	(64,093,725)	699,646	(2,647,712)

876,928,963	571,077,588	408,491,507	296,743,793	181,744,241	245,837,966	19,635,081	22,282,793

$1,046,749,844	$876,928,963	$462,748,166	$408,491,507	$303,980,521	$181,744,241	$20,334,727	$19,635,081

$163,705	$386,768	$(22,888,484)	$5,296,242	$(761,861)	$(733,516)	$8,843	$109,584

5,300,000	24,850,000	6,150,000	6,400,000	3,300,000	700,000	800,000	5,750,000
(2,700,000)	(17,750,000)	(2,650,000)	(3,700,000)	(1,850,000)	(2,850,000)	(750,000)	(6,350,000)
27,600,000	20,500,000	34,900,000	32,200,000	9,250,000	11,400,000	2,900,000	3,500,000

30,200,000	27,600,000	38,400,000	34,900,000	10,700,000	9,250,000	2,950,000	2,900,000

37

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® High Quality Portfolio (SPHQ)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income	$1,383,409	$3,830,146	$2,486,806	$3,520,778
Net realized gain (loss)	(9,985,701)	8,777,327	7,257,138	5,178,617
Net change in unrealized appreciation (depreciation)	12,956,492	406,705	16,686,472	24,339,195

Net increase (decrease) in net assets resulting from operations	4,354,200	13,014,178	26,430,416	33,038,590

Distributions to Shareholders from:
Net investment income	(5,792,700)	(8,424,421)	(2,509,608)	(3,292,190)
Net realized gains	—	(2,056,844)	—	—

	(5,792,700)	(10,481,265)	(2,509,608)	(3,292,190)

Shareholder Transactions:
Proceeds from shares sold	—	155,680,453	59,942,420	76,363,194
Value of shares repurchased	(22,608,069)	(107,519,457)	(18,951,306)	(23,794,170)

Net increase (decrease) in net assets resulting from shares transactions	(22,608,069)	48,160,996	40,991,114	52,569,024

Increase (Decrease) in Net Assets	(24,046,569)	50,693,909	64,911,922	82,315,424

Net Assets:
Beginning of period	205,221,829	154,527,920	228,736,069	146,420,645

End of period	$181,175,260	$205,221,829	$293,647,991	$228,736,069

Undistributed net investment income (loss) at end of period	$(3,895,422)	$513,869	$504,472	$527,274

Changes in Shares Outstanding:
Shares sold	—	7,650,000	3,200,000	4,700,000
Shares repurchased	(1,100,000)	(5,300,000)	(1,000,000)	(1,450,000)
Shares outstanding, beginning of period	9,850,000	7,500,000	12,800,000	9,550,000

Shares outstanding, end of period	8,750,000	9,850,000	15,000,000	12,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$3,403,217	$6,573,110	$1,444,117	$3,362,695	$195,749	$550,558
23,346,828	(8,583,436)	21,130,443	(138,364,257)	229,331	757,073
84,125,241	137,318,912	31,572,447	125,881,934	3,448,066	791,507

110,875,286	135,308,586	54,147,007	(9,119,628)	3,873,146	2,099,138

(4,140,286)	(6,646,911)	(2,658,953)	(4,631,864)	(397,650)	(318,497)
—	—	—	—	—	—

(4,140,286)	(6,646,911)	(2,658,953)	(4,631,864)	(397,650)	(318,497)

16,880,852	53,224,195	94,493,130	24,870,370	2,681,085	—
(41,639,531)	(130,331,858)	(72,283,755)	(46,640,787)	(4,074,718)	(11,055,489)

(24,758,679)	(77,107,663)	22,209,375	(21,770,417)	(1,393,633)	(11,055,489)

81,976,321	51,554,012	73,697,429	(35,521,909)	2,081,863	(9,274,848)

877,064,295	825,510,283	142,493,831	178,015,740	38,584,123	47,858,971

$959,040,616	$877,064,295	$216,191,260	$142,493,831	$40,665,986	$38,584,123

$291,117	$1,028,186	$151,648	$1,366,484	$24,584	$226,485

700,000	2,550,000	16,250,000	5,500,000	100,000	—
(1,800,000)	(6,750,000)	(12,350,000)	(10,800,000)	(150,000)	(450,000)
39,750,000	43,950,000	29,750,000	35,050,000	1,400,000	1,850,000

38,650,000	39,750,000	33,650,000	29,750,000	1,350,000	1,400,000

39

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$23.22		$19.99	$20.57	$19.07	$13.38	$20.93
Net investment income(a)	0.28		0.44	0.21	0.18	0.17	0.16
Net realized and unrealized gain (loss) on investments	5.45		3.22	(0.60)	1.49	5.73	(7.56)
Total from investment operations	5.73		3.66	(0.39)	1.67	5.90	(7.40)
Distributions to shareholders from:
Net investment income	(0.31)		(0.43)	(0.19)	(0.17)	(0.21)	(0.15)
Net asset value at end of period	$28.64		$23.22	$19.99	$20.57	$19.07	$13.38
Market price at end of period(b)	$28.63		$23.20	$19.98	$20.57	$19.07	$13.37
Net Asset Value Total Return(c)	24.81%		18.69%	(1.82)%	8.91%	44.36%	(35.46)%
Market Price Total Return(c)	24.87%		18.65%	(1.87)%	8.91%	44.47%	(35.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,620		$47,607	$54,967	$107,971	$137,338	$116,429
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(d)	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.71	%(d)	0.74%	0.76%	0.73%	0.69%	0.67%
Net investment income, after Waivers	2.10	%(d)	2.18%	1.09%	0.99%	1.08%	1.01%
Portfolio turnover rate(e)	5%		17%	25%	12%	17%	9%

PowerShares CleantechTM Portfolio (PZD)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$25.47		$23.06	$30.10	$25.00	$19.25	$33.63
Net investment income (loss)(a)	0.10		0.26	0.24	0.06	0.03	(0.00	)(f)
Net realized and unrealized gain (loss) on investments	4.68		2.37	(7.07)	5.05	5.77	(14.38)
Total from investment operations	4.78		2.63	(6.83)	5.11	5.80	(14.38)
Distributions to shareholders from:
Net investment income	(0.21)		(0.22)	(0.21)	(0.01)	(0.04)	—
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.21)		(0.22)	(0.21)	(0.01)	(0.05)	—
Net asset value at end of period	$30.04		$25.47	$23.06	$30.10	$25.00	$19.25
Market price at end of period(b)	$30.04		$25.36	$22.98	$30.08	$24.80	$19.35
Net Asset Value Total Return(c)	18.94%		11.59%	(22.65)%	20.43%	30.16%	(42.76)%
Market Price Total Return(c)	19.45%		11.50%	(22.87)%	21.32%	28.45%	(42.45)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$78,109		$71,314	$100,305	$162,530	$160,021	$111,674
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.73	%(d)	0.76%	0.74%	0.74%	0.71%	0.73%
Net investment income (loss), after Waivers	0.73	%(d)	1.16%	0.97%	0.22%	0.11%	(0.01)%
Portfolio turnover rate(e)	11%		22%	27%	24%	31%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

PowerShares DWA Momentum Portfolio (PDP)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$31.77		$27.86	$26.52	$21.25	$14.14	$25.97
Net investment income(a)	0.07		0.23	0.07	0.04	0.06	0.07
Net realized and unrealized gain (loss) on investments	2.90		3.92	1.31	5.29	7.15	(11.86)
Total from investment operations	2.97		4.15	1.38	5.33	7.21	(11.79)
Distributions to shareholders from:
Net investment income	(0.08)		(0.24)	(0.04)	(0.06)	(0.10)	(0.04)
Net asset value at end of period	$34.66		$31.77	$27.86	$26.52	$21.25	$14.14
Market price at end of period(b)	$34.72		$31.76	$27.86	$26.54	$21.24	$14.13
Net Asset Value Total Return(c)	9.37%		15.02%	5.22%	25.11%	51.28%	(45.40)%
Market Price Total Return(c)	9.59%		14.98%	5.15%	25.26%	51.31%	(45.49)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,046,750		$876,929	$571,078	$450,904	$159,371	$138,549
Ratio to average net assets of:
Expenses, after Waivers(d)	0.64	%(e)	0.67%	0.65%	0.70%	0.70%	0.69%
Expenses, prior to Waivers(d)	0.64	%(e)	0.67%	0.65%	0.71%	0.73%	0.68%
Net investment income, after Waivers	0.43	%(e)	0.82%	0.29%	0.19%	0.35%	0.38%
Portfolio turnover rate(f)	47%		66%	96%	42%	52%	87%

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$11.70		$9.22	$12.17	$10.04	$6.72		$20.27
Net investment income(a)	0.15		0.24	0.26	0.26	0.33		0.87
Net realized and unrealized gain (loss) on investments	1.10		2.64	(2.58)	2.41	3.27		(13.55)
Total from investment operations	1.25		2.88	(2.32)	2.67	3.60		(12.68)
Distributions to shareholders from:
Net investment income	(0.90)		(0.40)	(0.56)	(0.54)	(0.28)		(0.87)
Return of capital	—		—	(0.07)	—	—		—
Total distributions	(0.90)		(0.40)	(0.63)	(0.54)	(0.28)		(0.87)
Net asset value at end of period	$12.05		$11.70	$9.22	$12.17	$10.04		$6.72
Market price at end of period(b)	$12.10		$11.75	$9.25	$12.25	$10.06		$6.71
Net Asset Value Total Return(c)	11.43%		31.87%	(19.51)%	27.93%	54.20%		(64.23)%
Market Price Total Return(c)	11.44%		32.00%	(19.80)%	28.48%	54.70%		(64.29)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$462,748		$408,492	$296,744	$493,622	$211,879		$60,476
Ratio to average net assets of:
Expenses, after Waivers(d)	0.69	%(e)	0.70%	0.71%	0.70%	0.70%		0.70%
Expenses, prior to Waivers(d)	0.70	%(e)	0.70%	0.76%	0.73%	0.72%		0.78%
Net investment income, after Waivers	2.55	%(e)	2.47%	2.79%	2.50%	3.66	%(g)	7.75%
Portfolio turnover rate(f)	22%		53%	88%	112%	121%		74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Capital Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights (continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$19.65		$21.56		$28.98	$25.03	$17.47	$28.88
Net investment income(a)	0.15		0.34		0.48	0.21	0.13	0.20
Net realized and unrealized gain (loss) on investments	8.76		(1.81)		(7.43)	3.92	7.63	(11.44)
Total from investment operations	8.91		(1.47)		(6.95)	4.13	7.76	(11.24)
Distributions to shareholders from:
Net investment income	(0.15)		(0.44)		(0.47)	(0.18)	(0.17)	(0.17)
Return of capital	—		—		—	—	(0.03)	—
Total distributions	(0.15)		(0.44)		(0.47)	(0.18)	(0.20)	(0.17)
Net asset value at end of period	$28.41		$19.65		$21.56	$28.98	$25.03	$17.47
Market price at end of period(b)	$28.46		$19.59		$21.49	$28.87	$25.04	$17.48
Net Asset Value Total Return(c)	45.48%		(6.73	)%(d)	(23.98)%	16.60%	44.51%	(39.06)%
Market Price Total Return(c)	46.18%		(6.70)%		(23.93)%	16.11%	44.49%	(38.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$303,981		$181,744		$245,838	$446,292	$455,523	$279,490
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%		0.69%	0.70%	0.70%	0.69%
Expenses, prior to Waivers	0.71	%(e)	0.75%		0.71%	0.72%	0.71%	0.71%
Net investment income, after Waivers	1.19	%(e)	1.78%		2.08%	0.82%	0.56%	1.06%
Portfolio turnover rate(f)	16%		63%		23%	15%	35%	20%

PowerShares Lux Nanotech Portfolio (PXN)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011		2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$6.77		$6.37	$9.60	$10.33		$7.59		$14.07
Net investment income (loss)(a)	0.01		0.09	0.06	(0.00	)(g)	(0.00	)(g)	0.02
Net realized and unrealized gain (loss) on investments	0.15		0.40	(3.26)	(0.73)		2.76		(6.50)
Total from investment operations	0.16		0.49	(3.20)	(0.73)		2.76		(6.48)
Distributions to shareholders from:
Net investment income	(0.04)		(0.09)	(0.03)	—		(0.02)		—
Return of capital	—		—	—	—		0.00	(g)	—
Total distributions	(0.04)		(0.09)	(0.03)	—		(0.02)		—
Net asset value at end of period	$6.89		$6.77	$6.37	$9.60		$10.33		$7.59
Market price at end of period(b)	$6.92		$6.80	$6.37	$9.70		$10.32		$7.60
Net Asset Value Total Return(c)	2.44%		7.84%	(33.40)%	(7.07)%		36.39%		(46.06)%
Market Price Total Return(c)	2.43%		8.32%	(34.09)%	(6.01)%		36.08%		(45.79)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,335		$19,635	$22,283	$38,390		$55,290		$39,484
Ratio to average net assets of:
Expenses, after Waivers(h)	0.69	%(e)	0.70%	0.70%	0.70%		0.70%		0.70%
Expenses, prior to Waivers(h)	1.06	%(e)	1.14%	1.08%	0.95%		0.85%		0.89%
Net investment income (loss), after Waivers	0.38	%(e)	1.44%	0.90%	(0.04)%		(0.04)%		0.17%
Portfolio turnover rate(f)	40%		30%	55%	58%		57%		50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.004 per share. Had the pay-in not been made, the net asset value total return would have been (6.77)%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than $0.005.
(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights (continued)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$20.83		$20.60	$21.52	$21.52	$17.54	$25.00
Net investment income(a)	0.15		0.33	0.29	0.29	0.27	0.38
Net realized and unrealized gain (loss) on investments	0.37		0.70	1.00	1.34	4.00	(7.38)
Total from investment operations	0.52		1.03	1.29	1.63	4.27	(7.00)
Distributions to shareholders from:
Net investment income	(0.64)		(0.65)	(2.10)	(0.27)	(0.29)	(0.46)
Net realized gains	—		(0.15)	(0.11)	(1.36)	—	—
Total distributions	(0.64)		(0.80)	(2.21)	(1.63)	(0.29)	(0.46)
Net asset value at end of period	$20.71		$20.83	$20.60	$21.52	$21.52	$17.54
Market price at end of period(b)	$20.74		$20.83	$20.65	$21.52	$21.52	$17.59
Net Asset Value Total Return(c)	2.54%		5.22%	6.74%	8.11%	24.48%	(28.26)%
Market Price Total Return(c)	2.76%		4.97%	7.02%	8.09%	24.11%	(28.16)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$181,175		$205,222	$154,528	$120,511	$167,840	$84,211
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.45	%(d)	1.61%	1.42%	1.37%	1.35%	2.09%
Portfolio turnover rate(e)	17%		22%	58%	61%	51%	83%

PowerShares S&P 500® High Quality Portfolio (SPHQ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$17.87		$15.33	$14.64	$12.21	$9.60	$16.76
Net investment income(a)	0.18		0.33	0.26	0.20	0.00 (f)	0.04
Net realized and unrealized gain (loss) on investments	1.71		2.52	0.74	2.31	2.64	(7.19)
Total from investment operations	1.89		2.85	1.00	2.51	2.64	(7.15)
Distributions to shareholders from:
Net investment income	(0.18)		(0.31)	(0.31)	(0.08)	(0.03)	(0.01)
Net asset value at end of period	$19.58		$17.87	$15.33	$14.64	$12.21	$9.60
Market price at end of period(b)	$19.61		$17.87	$15.33	$14.64	$12.21	$9.60
Net Asset Value Total Return(c)	10.66%		18.86%	7.04%	20.61%	27.63%	(42.66)%
Market Price Total Return(c)	10.83%		18.86%	7.04%	20.61%	27.63%	(42.62)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$293,648		$228,736	$146,421	$112,695	$67,746	$71,048
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.39%	0.50%	0.52%	0.70%	0.70%
Expenses, prior to Waivers	0.39	%(d)	0.55%	0.70%	0.84%	0.80%	0.72%
Net investment income (loss), after Waivers	1.90	%(d)	2.06%	1.82%	1.49%	(0.03)%	0.27%
Portfolio turnover rate(e)	5%		17%	14%	64%	138%	143%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights (continued)

PowerShares Water Resources Portfolio (PHO)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$22.06		$18.78	$20.25	$18.05	$14.04	$20.66
Net investment income(a)	0.09		0.16	0.14	0.11	0.09	0.08
Net realized and unrealized gain (loss) on investments	2.77		3.28	(1.48)	2.19	4.03	(6.64)
Total from investment operations	2.86		3.44	(1.34)	2.30	4.12	(6.56)
Distributions to shareholders from:
Net investment income	(0.11)		(0.16)	(0.13)	(0.10)	(0.11)	(0.06)
Net asset value at end of period	$24.81		$22.06	$18.78	$20.25	$18.05	$14.04
Market price at end of period(b)	$24.84		$22.05	$18.77	$20.24	$18.05	$14.02
Net Asset Value Total Return(c)	13.00%		18.48%	(6.59)%	12.81%	29.48%	(31.76)%
Market Price Total Return(c)	13.19%		18.49%	(6.59)%	12.75%	29.67%	(31.63)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$959,041		$877,064	$825,510	$1,260,648	$1,335,033	$1,220,027
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.62%	0.62%	0.66%	0.64%	0.64%
Expenses, prior to Waivers	0.62	%(d)	0.62%	0.62%	0.66%	0.64%	0.64%
Net investment income, after Waivers	0.75	%(d)	0.81%	0.77%	0.63%	0.57%	0.49%
Portfolio turnover rate(e)	22%		31%	44%	13%	20%	33%

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$4.79		$5.08	$10.35	$10.12	$9.03	$20.94
Net investment income (loss)(a)	0.04		0.11	0.20	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.67		(0.26)	(5.33)	0.26	1.11	(11.89)
Total from investment operations	1.71		(0.15)	(5.13)	0.23	1.09	(11.91)
Distributions to shareholders from:
Net investment income	(0.08)		(0.14)	(0.14)	—	—	—
Net asset value at end of period	$6.42		$4.79	$5.08	$10.35	$10.12	$9.03
Market price at end of period(b)	$6.43		$4.79	$5.08	$10.33	$10.11	$8.99
Net Asset Value Total Return(c)	36.07%		(2.64)%	(49.78)%	2.27%	12.07%	(56.88)%
Market Price Total Return(c)	36.29%		(2.65)%	(49.68)%	2.18%	12.46%	(57.07)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$216,191		$142,494	$178,016	$541,472	$657,486	$658,400
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.69%
Expenses, prior to Waivers	0.71	%(d)	0.70%	0.76%	0.75%	0.70%	0.69%
Net investment income (loss), after Waivers	1.53	%(d)	2.48%	2.98%	(0.27)%	(0.18)%	(0.12)%
Portfolio turnover rate(e)	26%		52%	46%	32%	42%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights (continued)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$27.56		$25.87	$30.68	$25.19	$17.38	$28.23
Net investment income(a)	0.14		0.35	0.14	0.10	0.14	0.13
Net realized and unrealized gain (loss) on investments	2.70		1.54	(4.71)	5.53	7.81	(10.91)
Total from investment operations	2.84		1.89	(4.57)	5.63	7.95	(10.78)
Distributions to shareholders from:
Net investment income	(0.28)		(0.20)	(0.24)	(0.14)	(0.14)	(0.07)
Net asset value at end of period	$30.12		$27.56	$25.87	$30.68	$25.19	$17.38
Market price at end of period(b)	$30.13		$27.55	$25.86	$30.70	$25.19	$17.38
Net Asset Value Total Return(c)	10.44%		7.38%	(14.84)%	22.47%	45.96%	(38.23)%
Market Price Total Return(c)	10.53%		7.38%	(14.93)%	22.55%	45.96%	(38.16)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,666		$38,584	$47,859	$75,175	$60,451	$39,970
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.84	%(d)	0.87%	0.86%	0.86%	0.84%	0.86%
Net investment income, after Waivers	0.99	%(d)	1.40%	0.56%	0.37%	0.63%	0.62%
Portfolio turnover rate(e)	17%		32%	36%	22%	52%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2013

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered fifty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	“Aerospace & Defense Portfolio”
PowerShares CleantechTM Portfolio (PZD)	“CleantechTM Portfolio”
PowerShares DWA Momentum Portfolio (PDP) (formerly PowerShares DWA Technical LeadersTM Portfolio)	“DWA Momentum Portfolio”
PowerShares Global Listed Private Equity Portfolio (PSP)	“Global Listed Private Equity Portfolio”
PowerShares Golden Dragon China Portfolio (PGJ)	“Golden Dragon China Portfolio”
PowerShares Lux Nanotech Portfolio (PXN)	“Lux Nanotech Portfolio”
PowerShares S&P 500 BuyWrite Portfolio (PBP)	“S&P 500 BuyWrite Portfolio”
PowerShares S&P 500® High Quality Portfolio (SPHQ)	“S&P 500® High Quality Portfolio”
PowerShares Water Resources Portfolio (PHO)	“Water Resources Portfolio”
PowerShares WilderHill Clean Energy Portfolio (PBW)	“WilderHill Clean Energy Portfolio”
PowerShares WilderHill Progressive Energy Portfolio (PUW)	“WilderHill Progressive Energy Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally in-kind for securities included in each Fund’s relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index
CleantechTM Portfolio	The Cleantech IndexTM
DWA Momentum Portfolio	Dorsey Wright Technical LeadersTM Index
Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity Index
Golden Dragon China Portfolio	NASDAQ Golden Dragon China Index
Lux Nanotech Portfolio	Lux Nanotech IndexTM
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite IndexTM
S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index
Water Resources Portfolio	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

46

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable

47

earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Funds’ portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. Each Fund (except for CleantechTM Portfolio, DWA Momentum Portfolio, S&P 500 BuyWrite Portfolio, S&P 500® High Quality Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For CleantechTM Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Foreign Securities Risk. For Global Listed Private Equity Portfolio, investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

Risk of Investing in Listed Private Equity Companies. For Global Listed Private Equity Portfolio, there are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Option Contracts Written

S&P 500 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently “marked-to-market” to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the

49

Written Options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

H. Swap Agreements

Global Listed Private Equity Portfolio may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss), on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

I. Securities Lending

CleantechTM Portfolio, Golden Dragon China Portfolio, Lux Nanotech Portfolio, Water Resources Portfolio and WilderHill Clean Energy Portfolio may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio and S&P 500® High Quality Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® High Quality Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. As compensation for its services, the S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser’s parent, Invesco Ltd., has agreed to indemnify and hold harmless the Global Listed Private Equity Portfolio and the Independent Trustees of the Trust against any and all loss, damages, liability and expenses arising from certain alleged omission or misstatement in the Fund’s registration statement.

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The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2014. The Expense Cap (including sublicensing fees) for S&P 500® High Quality Portfolio is 0.29% of the Fund’s average daily net assets per year through at least August 31, 2014. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this expense limitation for DWA Momentum Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio.

Further, the Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six-month period ended October 31, 2013, the Adviser waived fees and/or paid Fund expenses for each Fund, in the following amounts:

Aerospace & Defense Portfolio	$17,177
CleantechTM Portfolio	21,170
DWA Momentum Portfolio	215
Global Listed Private Equity Portfolio	11,355
Golden Dragon China Portfolio	14,948
Lux Nanotech Portfolio	38,283
S&P 500 BuyWrite Portfolio	84
S&P 500® High Quality Portfolio	133,571
Water Resources Portfolio	333
WilderHill Clean Energy Portfolio	12,600
WilderHill Progressive Energy Portfolio	27,854

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2013 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/14	04/30/15	04/30/16	10/31/16
Aerospace & Defense Portfolio	$180,426	$46,105	$80,440	$36,735	$17,146
CleantechTM Portfolio	217,186	58,976	75,189	61,862	21,159
Global Listed Private Equity Portfolio	169,014	—	161,855	7,159	—
Golden Dragon China Portfolio	243,560	67,057	70,047	91,655	14,801
Lux Nanotech Portfolio	288,824	60,565	101,134	88,862	38,263
S&P 500® High Quality Portfolio	853,031	188,403	259,976	271,138	133,514
WilderHill Clean Energy Portfolio	233,717	43,397	177,783	—	12,537
WilderHill Progressive Energy Portfolio	223,721	52,052	79,732	64,090	27,847

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council
CleantechTM Portfolio	Cleantech Indices LLC
DWA Momentum Portfolio	Dorsey Wright & Associates, Inc.
Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC
Golden Dragon China Portfolio	NASDAQ OMX Group, Inc.
Lux Nanotech Portfolio	Lux Research, Inc.
S&P 500 BuyWrite Portfolio	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
S&P 500® High Quality Portfolio	Standard & Poor’s Financial Services LLC
Water Resources Portfolio	NASDAQ OMX Group, Inc.
WilderHill Clean Energy Portfolio	WilderShares, LLC
WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (other than the S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. for the six-month period ended October 31, 2013.

S&P 500 BuyWrite Portfolio

	Value April 30, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2013	Dividend Income
Invesco Ltd.	$208,341	$13,476	$(58,187)	$(1,221)	$13,260	$175,669	$2,740

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with

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investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$448,943,635	$—	$—	$448,943,635
Swap Agreements*	—	(1,567,173)	—	(1,567,173)

Total Investments	$448,943,635	$(1,567,173)	$—	$447,376,462

Golden Dragon China Portfolio
Equity Securities	$354,584,603	$—	$0	$354,584,603

*	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

Global Listed Private Equity Portfolio and S&P 500 BuyWrite Portfolio have implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of each Fund’s derivative instruments, detailed by primary risk exposure, held as of October 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Global Listed Private Equity Portfolio
Equity risk
Swap agreements(a)	$—	$(1,567,173)

S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts(a)	$—	$(2,630,880)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements and Open written options, at value, respectively.

Effect of Derivative Instruments for the six-month period ended October 31, 2013

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Options*	Swap Agreements*
Global Listed Private Equity Portfolio*
Realized Gain
Equity risk	$—	$8,648,537
Change in Unrealized Appreciation (Depreciation)
Equity risk	—	(1,486,632)

S&P 500 BuyWrite Portfolio*
Realized Gain (Loss)
Equity risk	(18,647,052)	—
Change in Unrealized Appreciation
Equity risk	3,007,738	—

Total	$(15,639,314)	$7,161,905

*	The average notional value of options and swap agreements outstanding during year was $189,652,333 and $43,081,218, respectively.

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Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Notional Amount	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	10/31/14	$5,075,000	$(290,647)
Citibank, N.A.	KKR & Co. LP	Buy	10/31/14	15,899,100	(1,040,527)
Citibank, N.A.	KKR Financial Holdings LLC	Buy	10/31/14	5,921,160	(94,835)
Citibank, N.A.	The Blackstone Group LP	Buy	10/31/14	19,323,100	(141,164)

Total					$(1,567,173)

S&P 500 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,352	$2,940,359
Written	6,817	13,712,929
Closed	(4,806)	(10,193,579)
Expired	(2,319)	(4,485,252)

End of period	1,044	$1,974,457

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation (Depreciation)	Value
Call Option S&P 500 Index	Nov-13	$1,740	1,044	$1,974,457	$(656,423)	$2,630,880

Offsetting Assets and Liabilities

Effective with the beginning of the Funds’ fiscal year, Global Listed Private Equity Portfolio has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Funds are not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2013.

Global Listed Private Equity Portfolio

Liabilities:				Collateral Pledged
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
CitiBank, N.A.	$1,567,173	$—	$1,567,173	$—	$—	$1,567,173

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

54

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward as of April 30, 2013, which expires as follows:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$—	$2,845,904	$28,689,454
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	12,098,616	2,508,773	25,440,911	80,747,240
DWA Momentum Portfolio	—	—	5,046,566	92,771,702	60,219,842	10,496,532	51,526,295	—	220,060,937
Global Listed Private Equity Portfolio	—	—	796,018	7,687,052	47,149,399	—	17,753,892	12,389,612	85,775,973
Golden Dragon China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	74,072,167	35,483,714	13,128,297	115,354,119	266,257,445
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	14,663,516	12,379,025	8,600,062	14,438,652	82,267,371
S&P 500 BuyWrite Portfolio	—	—	—	—	—	—	—	—	—
S&P 500® High Quality Portfolio	—	28,563,259	21,013,690	37,241,965	42,466,537	9,869,908	—	452,022	139,607,381
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	33,978,301	24,939,435	68,195,760	501,699,658
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	241,008,862	54,265,564	249,470,990	1,403,455,406
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	2,282,887	3,867,926	4,564,079	31,648,038

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 8. Investment Transactions

For the six-month period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$3,325,850	$3,317,312
CleantechTM Portfolio	7,605,750	7,765,334
DWA Momentum Portfolio	438,969,529	438,496,143
Global Listed Private Equity Portfolio	84,902,420	116,605,023
Golden Dragon China Portfolio	36,687,520	36,946,737
Lux Nanotech Portfolio	8,248,038	8,452,199
S&P 500 BuyWrite Portfolio	32,721,852	56,562,616
S&P 500® High Quality Portfolio	14,030,085	13,864,272
Water Resources Portfolio	201,726,547	201,942,702
WilderHill Clean Energy Portfolio	48,787,625	48,694,884
WilderHill Progressive Energy Portfolio	6,519,972	6,696,154

55

For the six-month period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$32,878,908	$11,201,716
CleantechTM Portfolio	—	5,244,224
DWA Momentum Portfolio	176,881,467	87,828,249
Global Listed Private Equity Portfolio	62,767,831	26,836,850
Golden Dragon China Portfolio	91,522,747	43,923,078
Lux Nanotech Portfolio	5,481,068	4,964,396
S&P 500 BuyWrite Portfolio	—	22,796,890
S&P 500® High Quality Portfolio	59,845,214	18,937,495
Water Resources Portfolio	16,870,849	41,475,362
WilderHill Clean Energy Portfolio	93,431,178	72,578,998
WilderHill Progressive Energy Portfolio	2,681,325	4,110,514

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$73,003,235	$8,712,003	$11,489,732	$(2,777,729)
CleantechTM Portfolio	67,159,800	18,099,432	22,232,870	(4,133,438)
DWA Momentum Portfolio	884,258,274	163,429,092	182,175,264	(18,746,172)
Global Listed Private Equity Portfolio	376,785,570	72,158,065	91,851,174	(19,693,109)
Golden Dragon China Portfolio	304,730,583	49,854,020	67,434,123	(17,580,103)
Lux Nanotech Portfolio	23,980,567	(90,663)	1,861,916	(1,952,579)
S&P 500 BuyWrite Portfolio	142,713,742	40,946,512	42,630,032	(1,683,520)
S&P 500® High Quality Portfolio	236,012,610	57,568,093	58,892,425	(1,324,332)
Water Resources Portfolio	753,617,090	213,002,799	254,768,388	(41,765,589)
WilderHill Clean Energy Portfolio	255,228,730	8,737,084	38,165,552	(29,428,468)
WilderHill Progressive Energy Portfolio	34,753,153	5,945,617	9,328,925	(3,383,308)

Note 9. Trustees’ Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the

56

fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. Subsequent Event

At a meeting held on December 17, 2013, the Board of Trustees of the Trust approved the liquidation of PowerShares Lux Nanotech Portfolio, which is expected to commence on February 18, 2014. Investors, who have elected not to sell their shares before February 18, 2014, will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2014.

57

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-SAR-4
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2013

2013 Semi-Annual Report to Shareholders

PKW	PowerShares Buyback AchieversTM Portfolio

PFM	PowerShares Dividend AchieversTM Portfolio

PGF	PowerShares Financial Preferred Portfolio

PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio

PID	PowerShares International Dividend AchieversTM Portfolio

2

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2013.

In pursuing its investment objective, PowerShares Buyback Achievers PortfolioTM (the “Portfolio”) may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effect of such expenses are included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio (PKW)
Actual	$1,000.00	$1,184.18	0.65%	$3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dividend AchieversTM Portfolio (PFM)
Actual	1,000.00	1,067.50	0.56	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
PowerShares Financial Preferred Portfolio (PGF)
Actual	1,000.00	955.26	0.64	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)
Actual	1,000.00	1,089.45	0.55	2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80
PowerShares International Dividend AchieversTM Portfolio (PID)
Actual	1,000.00	1,050.74	0.55	2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

3

Portfolio Composition
PowerShares Buyback Achievers™ Portfolio (PKW)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Consumer Discretionary	34.2
Financials	19.7
Information Technology	16.1
Health Care	12.3
Industrials	7.3
Energy	5.1
Consumer Staples	4.4
Materials	0.9
Telecommunication Services	0.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Buyback Achievers™ Portfolio (PKW)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—34.2%
98,280	Abercrombie & Fitch Co., Class A	$3,683,534
10,822	America’s Car-Mart, Inc.(b)	494,998
57,572	ANN, Inc.(b)	2,035,746
133,225	Apollo Group, Inc., Class A(b)	3,555,775
15,770	Arctic Cat, Inc.	826,348
144,924	AutoNation, Inc.(b)	6,989,685
43,957	AutoZone, Inc.(b)	19,107,668
48,829	Bally Technologies, Inc.(b)	3,571,353
259,188	Bed Bath & Beyond, Inc.(b)	20,040,416
400,708	Best Buy Co., Inc.	17,150,302
70,894	Big Lots, Inc.(b)	2,577,706
14,793	Blue Nile, Inc.(b)	607,549
87,053	Brinker International, Inc.	3,866,894
248,782	Cablevision Systems Corp., Class A	3,868,560
15,129	Capella Education Co.(b)	921,659
79,868	Career Education Corp.(b)	437,677
21,285	CEC Entertainment, Inc.	986,560
120,740	Charter Communications, Inc. , Class A(b)	16,208,138
28,076	Children’s Place Retail Stores, Inc. (The)(b)	1,532,669
41,969	Deckers Outdoor Corp.(b)	2,888,726
75,517	DeVry, Inc.	2,711,060
51,460	Dillard’s, Inc., Class A	4,218,691
653,423	DIRECTV(b)	40,832,403
175,224	Discovery Communications, Inc., Class A(b)	15,580,918
146,908	GameStop Corp., Class A	8,053,497
118,187	GNC Holdings, Inc., Class A	6,951,759
101,348	Guess?, Inc.	3,167,125

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
322,680	H&R Block, Inc.	$9,177,019
36,846	hhgregg, Inc.(b)	571,481
64,573	HSN, Inc.	3,383,625
67,869	Iconix Brand Group, Inc.(b)	2,449,392
316,717	International Game Technology	5,954,280
513,446	Interpublic Group of Cos., Inc. (The)	8,625,893
27,761	ITT Educational Services, Inc.(b)	1,113,771
26,207	JAKKS Pacific, Inc.	168,773
139,473	Jarden Corp.(b)	7,721,225
20,307	Kirkland’s, Inc.(b)	360,449
279,115	Kohl’s Corp.	15,853,732
95,982	Lear Corp.	7,428,047
585,009	Liberty Interactive Corp., Class A(b)	15,771,843
35,580	LIN Media LLC, Class A(b)	874,201
1,357,521	Lowe’s Cos., Inc.	67,577,395
479,089	Macy’s, Inc.	22,090,794
375,561	Marriott International, Inc., Class A	16,930,290
56,096	Morningstar, Inc.	4,503,948
129,204	O’Reilly Automotive, Inc.(b)	15,996,747
27,530	Papa John’s International, Inc.	2,083,195
70,130	Pinnacle Entertainment, Inc.(b)	1,641,042
101,261	Scientific Games Corp., Class A(b)	1,851,051
137,513	Scripps Networks Interactive, Inc., Class A	11,069,797
253,168	Service Corp. International	4,559,556
68,987	Sonic Corp.(b)	1,331,449
70,922	Tempur-Sealy International, Inc.(b)	2,719,859
359,176	Time Warner Cable, Inc.	43,154,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Buyback Achievers™ Portfolio (PKW) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,126,966	Time Warner, Inc.	$77,467,643
1,806,578	Twenty-First Century Fox, Inc., Class A	61,568,178
46,683	Valassis Communications, Inc.	1,277,247
506,768	Viacom, Inc., Class B	42,208,707
66,239	Weight Watchers International, Inc. (Luxembourg)	2,126,934
167,294	Wyndham Worldwide Corp.	11,108,322
120,334	Wynn Resorts Ltd.	20,005,528

		683,593,825

	Consumer Staples—4.4%
341,651	Coca-Cola Enterprises, Inc.	14,257,096
189,171	Constellation Brands, Inc., Class A(b)	12,352,866
73,686	Energizer Holdings, Inc.	7,229,334
128,545	Herbalife Ltd. (Cayman Islands)	8,332,287
627,947	Kroger Co. (The)	26,901,250
69,858	Nu Skin Enterprises, Inc., Class A	8,168,496
285,176	Safeway, Inc.	9,952,642
10,340	Seneca Foods Corp., Class A(b)	303,169

		87,497,140

	Energy—5.1%
1,377,985	ConocoPhillips	101,006,301
35,942	Green Plains Renewable Energy, Inc.	579,744

		101,586,045

	Financials—19.7%
358,662	American Capital Ltd.(b)	5,024,855
107,398	American Financial Group, Inc.	6,042,211
1,757,124	American International Group, Inc.	90,755,455
244,966	Ameriprise Financial, Inc.	24,628,882
32,888	Argo Group International Holdings Ltd.	1,380,638
93,680	Assurant, Inc.	5,478,406
251,769	CapitalSource, Inc.	3,293,138
175,963	Capitol Federal Financial, Inc.	2,229,451
311,771	Chubb Corp. (The)	28,707,874
270,193	CNO Financial Group, Inc.	4,209,607
600,793	Discover Financial Services	31,169,141
163,943	East West Bancorp, Inc.	5,523,240
36,569	Employers Holdings, Inc.	1,099,630
29,276	FBL Financial Group, Inc., Class A	1,309,808
294,143	First Horizon National Corp.	3,132,623
37,279	Green Dot Corp., Class A(b)	800,007
45,179	Investment Technology Group, Inc.(b)	723,768
156,767	Legg Mason, Inc.	6,030,826
327,329	Lincoln National Corp.	14,864,010
86,634	MCG Capital Corp.	408,046
330,523	McGraw Hill Financial, Inc.	23,030,843
66,084	Montpelier Re Holdings Ltd.	1,824,579
196,312	NASDAQ OMX Group, Inc. (The)	6,955,334
21,044	Piper Jaffray Cos., Inc.(b)	755,269
34,835	Platinum Underwriters Holdings Ltd.	2,166,389
68,520	Primerica, Inc.	2,942,934
12,724	Provident Financial Holdings, Inc.	192,896
57,317	RenaissanceRe Holdings Ltd.	5,371,176
62,757	Ryman Hospitality Properties, Inc. REIT	2,316,361
549,881	SLM Corp.	13,950,481

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
553,223	State Street Corp.	$38,764,336
112,988	Torchmark Corp.	8,232,306
454,007	Travelers Cos., Inc. (The)	39,180,804
327,456	Unum Group	10,393,453
26,255	Westfield Financial, Inc.	189,298
15,384	World Acceptance Corp.(b)	1,601,782

		394,679,857

	Health Care—12.3%
442,880	Aetna, Inc.	27,768,576
96,239	Alere, Inc.(b)	3,246,141
204,403	Allscripts Healthcare Solutions, Inc.(b)	2,826,893
280,267	AmerisourceBergen Corp.	18,309,843
855,671	Amgen, Inc.	99,257,836
234,423	Becton, Dickinson and Co.	24,644,890
1,634,149	Boston Scientific Corp.(b)	19,103,202
65,138	Covance, Inc.(b)	5,814,218
52,262	Enzon Pharmaceuticals, Inc.(b)	77,348
20,943	LHC Group, Inc.(b)	431,426
71,406	Questcor Pharmaceuticals, Inc.	4,382,186
64,648	Sciclone Pharmaceuticals, Inc.(b)	305,785
167,250	Select Medical Holdings Corp.	1,418,280
17,451	SurModics, Inc.(b)	411,495
59,420	United Therapeutics Corp.(b)	5,259,858
77,988	ViroPharma, Inc.(b)	3,027,494
361,416	WellPoint, Inc.	30,648,077

		246,933,548

	Industrials—7.3%
128,637	AECOM Technology Corp.(b)	4,088,084
9,880	American Science & Engineering, Inc.	649,906
8,346	Barrett Business Services, Inc.	694,971
56,570	Briggs & Stratton Corp.	1,037,494
11,442	Consolidated Graphics, Inc.(b)	733,318
47,490	Dun & Bradstreet Corp. (The)	5,166,437
24,591	Encore Wire Corp.	1,217,992
167,359	Flowserve Corp.	11,626,430
160,706	GrafTech International Ltd.(b)	1,430,283
226,308	Iron Mountain, Inc.	6,006,214
13,285	Kadant, Inc.	475,603
42,795	Kforce, Inc.	842,634
111,950	L-3 Communications Holdings, Inc.	11,245,378
91,778	MasTec, Inc.(b)	2,934,143
33,439	Mueller Industries, Inc.	2,016,037
376,160	Norfolk Southern Corp.	32,357,283
292,132	Northrop Grumman Corp.	31,407,111
49,355	Resources Connection, Inc.	629,770
166,884	Rockwell Collins, Inc.	11,653,510
878,356	Southwest Airlines Co.	15,125,290
39,989	TAL International Group, Inc.	1,931,869
61,196	Taser International, Inc.(b)	1,087,453
47,877	United Stationers, Inc.	2,127,654

		146,484,864

	Information Technology—16.1%
47,373	Advanced Energy Industries, Inc.(b)	989,148
259,310	Amkor Technology, Inc.(b)	1,376,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Buyback Achievers™ Portfolio (PKW) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
16,396	Anaren, Inc.(b)	$409,572
91,379	AOL, Inc.	3,311,575
1,431,625	Applied Materials, Inc.	25,554,506
126,118	Arrow Electronics, Inc.(b)	6,056,186
163,338	Avnet, Inc.	6,484,519
17,103	Badger Meter, Inc.	889,527
52,561	Belden, Inc.	3,535,253
19,681	Black Box Corp.	492,812
542,298	CA, Inc.	17,223,384
27,170	CACI International, Inc., Class A(b)	1,955,697
20,703	Comtech Telecommunications Corp.	621,504
129,853	Convergys Corp.	2,563,298
1,738,198	Corning, Inc.	29,705,804
177,657	Cypress Semiconductor Corp.	1,648,657
70,275	Dice Holdings, Inc.(b)	518,629
54,556	Dolby Laboratories, Inc., Class A	1,949,831
364,942	Electronic Arts, Inc.(b)	9,579,728
154,836	Fiserv, Inc.(b)	16,215,974
147,159	GT Advanced Technologies, Inc.(b)	1,103,693
55,144	Higher One Holdings, Inc.(b)	438,395
32,461	Immersion Corp.(b)	412,904
49,017	InterDigital, Inc.	1,899,409
74,502	Lexmark International, Inc., Class A	2,648,546
117,989	Limelight Networks, Inc.(b)	226,539
585,706	Marvell Technology Group Ltd.	7,028,472
68,834	Micrel, Inc.	633,273
134,536	Monster Worldwide, Inc.(b)	581,196
316,425	Motorola Solutions, Inc.	19,782,891
78,899	NeuStar, Inc., Class A(b)	3,623,042
63,683	OmniVision Technologies, Inc.(b)	892,199
2,887,662	Oracle Corp.	96,736,677
239,099	PMC—Sierra, Inc.(b)	1,403,511
110,359	QLogic Corp.(b)	1,362,934
51,461	QuinStreet, Inc.(b)	457,488
61,253	RealD, Inc.(b)	423,871
123,119	Rovi Corp.(b)	2,063,474
832,437	Symantec Corp.	18,929,617
44,943	Tech Data Corp.(b)	2,339,733
222,378	Total System Services, Inc.	6,633,536
88,432	ValueClick, Inc.(b)	1,698,779
156,089	Vishay Intertechnology, Inc.(b)	1,915,212
59,993	WebMD Health Corp.(b)	2,112,953
1,514,608	Xerox Corp.	15,055,204
30,797	XO Group, Inc.(b)	427,462

		321,913,550

	Materials—0.9%
118,537	Avery Dennison Corp.	5,585,464
183,117	Ball Corp.	8,952,590
43,427	Cytec Industries, Inc.	3,608,349

		18,146,403

	Telecommunication Services—0.0%
45,863	General Communication, Inc., Class A(b)	436,157

	Total Common Stocks and Other Equity Interests (Cost $1,795,875,588)	2,001,271,389

Number of Shares		Value
	Money Market Fund—0.0%
82,350	Premier Portfolio—Institutional Class(c) (Cost $82,350)	$82,350

	Total Investments (Cost $1,795,957,938)—100.0%	2,001,353,739
	Other assets less liabilities—(0.0)%	(143,573)

	Net Assets—100.0%	$2,001,210,166

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition
PowerShares Dividend Achievers™ Portfolio (PFM)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Consumer Staples	24.5
Energy	17.7
Industrials	13.3
Health Care	9.5
Consumer Discretionary	8.6
Information Technology	6.0
Financials	5.9
Materials	5.8
Telecommunication Services	4.4
Utilities	4.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.6%
1,736	Cracker Barrel Old Country Store, Inc.	$190,734
8,479	Family Dollar Stores, Inc.	584,034
11,397	Genuine Parts Co.	898,425
3,704	John Wiley & Sons, Inc., Class A	186,274
10,353	Leggett & Platt, Inc.	307,898
83,661	Lowe’s Cos., Inc.	4,164,645
2,016	Matthews International Corp., Class A	81,850
73,605	McDonald’s Corp.	7,104,355
2,647	Meredith Corp.	135,791
497	NACCO Industries, Inc., Class A	28,314
52,966	NIKE, Inc., Class B	4,012,704
5,070	Polaris Industries, Inc.	663,916
16,149	Ross Stores, Inc.	1,249,125
47,628	Target Corp.	3,085,818
9,304	Tiffany & Co.	736,598
53,549	TJX Cos., Inc. (The)	3,255,244
8,043	VF Corp.	1,729,245

		28,414,970

	Consumer Staples—24.5%
148,483	Altria Group, Inc.	5,528,022
1,363	Andersons, Inc. (The)	101,107
48,113	Archer-Daniels-Midland Co.	1,967,822
9,468	Brown-Forman Corp., Class B	690,975
2,806	Casey’s General Stores, Inc.	204,501
10,266	Church & Dwight Co., Inc.	668,830

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
9,586	Clorox Co. (The)	$864,561
328,757	Coca-Cola Co. (The)	13,008,915
69,346	Colgate-Palmolive Co.	4,488,767
19,313	Hormel Foods Corp.	839,343
8,041	J.M. Smucker Co. (The)	894,240
28,723	Kimberly-Clark Corp.	3,102,084
2,001	Lancaster Colony Corp.	166,063
8,826	McCormick & Co., Inc.,	610,318
4,301	Nu Skin Enterprises, Inc., Class A	502,916
113,382	PepsiCo, Inc.	9,534,292
201,135	Procter & Gamble Co. (The)	16,241,651
43,186	Sysco Corp.	1,396,635
2,787	Tootsie Roll Industries, Inc.	89,184
1,718	Universal Corp.	91,106
6,697	Vector Group Ltd.	108,290
69,422	Walgreen Co.	4,112,559
207,737	Wal-Mart Stores, Inc.	15,943,815

		81,155,996

	Energy—17.7%
2,703	Alliance Resource Partners LP	205,185
6,636	Buckeye Partners LP	446,404
1,693	CARBO Ceramics, Inc.	212,201
130,764	Chevron Corp.	15,686,449
89,048	ConocoPhillips	6,527,218
5,285	Energen Corp.	413,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
65,699	Enterprise Products Partners LP	$4,157,433
19,820	EOG Resources, Inc.	3,535,888
171,280	Exxon Mobil Corp.	15,350,114
7,769	Helmerich & Payne, Inc.	602,486
22,485	Kinder Morgan Energy Partners LP	1,814,539
16,618	Magellan Midstream Partners LP	997,745
14,175	Murphy Oil Corp.	855,036
5,710	NuStar Energy LP	246,215
59,410	Occidental Petroleum Corp.	5,708,113
24,543	Plains All American Pipeline LP	1,257,092
7,301	Sunoco Logistics Partners LP	512,384
4,579	TC Pipelines LP	233,575

		58,761,998

	Financials—5.9%
1,785	1st Source Corp.	56,013
34,451	Aflac, Inc.	2,238,626
906	Arrow Financial Corp.	23,384
1,115	BancFirst Corp.	61,960
2,594	Bank of the Ozarks, Inc.	128,351
10,542	Brown & Brown, Inc.	336,606
19,134	Chubb Corp. (The)	1,761,859
11,953	Cincinnati Financial Corp.	597,650
6,644	Commerce Bancshares, Inc.	305,690
2,899	Community Bank System, Inc.	105,263
1,146	Community Trust Bancorp, Inc.	48,808
4,504	Cullen/Frost Bankers, Inc.	318,838
8,411	Eaton Vance Corp.	351,664
3,449	Erie Indemnity Co., Class A	247,707
2,678	Essex Property Trust, Inc. REIT	431,158
4,748	Federal Realty Investment Trust REIT	491,893
976	First Financial Corp.	33,711
46,779	Franklin Resources, Inc.	2,519,517
7,426	HCC Insurance Holdings, Inc.	338,997
33,028	HCP, Inc. REIT	1,370,662
20,402	McGraw Hill Financial, Inc.	1,421,611
4,026	Mercury General Corp.	187,450
2,040	National Health Investors, Inc. REIT	127,541
8,904	National Retail Properties, Inc. REIT	306,298
19,013	Old Republic International Corp.	319,228
25,476	People’s United Financial, Inc.	367,619
4,135	Prosperity Bancshares, Inc.	258,231
13,145	Realty Income Corp. REIT	547,489
1,357	Republic Bancorp, Inc., Class A	31,238
1,558	RLI Corp.	147,200
12,672	SEI Investments Co.	420,584
12,941	Senior Housing Properties Trust REIT	318,866
1,373	Southside Bancshares, Inc.	37,483
3,240	StanCorp Financial Group, Inc.	190,836
18,944	T. Rowe Price Group, Inc.	1,466,455
6,882	Tanger Factory Outlet Centers, Inc. REIT	239,838
1,052	Tompkins Financial Corp.	51,885
3,361	UMB Financial Corp.	198,030
3,691	United Bankshares, Inc.	109,180
931	Universal Health Realty Income Trust REIT	40,889
1,724	Urstadt Biddle Properties, Inc., Class A REIT	34,032
9,954	W.R. Berkley Corp.	437,080
1,979	Westamerica Bancorp.	101,879

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
590	Westwood Holdings Group, Inc.	$31,465
5,049	WP Carey, Inc. REIT	336,314

		19,497,078

	Health Care—9.5%
115,951	Abbott Laboratories	4,238,009
14,373	Becton, Dickinson and Co.	1,511,033
6,048	C.R. Bard, Inc.	823,859
24,964	Cardinal Health, Inc.	1,464,388
180,232	Johnson & Johnson	16,691,285
74,834	Medtronic, Inc.	4,295,472
4,649	Owens & Minor, Inc.	173,966
27,926	Stryker Corp.	2,062,614
5,000	West Pharmaceutical Services, Inc.	241,750

		31,502,376

	Industrials—13.3%
50,761	3M Co.	6,388,272
5,796	A.O. Smith Corp.	299,363
3,976	ABM Industries, Inc.	109,380
3,474	Brady Corp., Class A	101,406
11,796	C.H. Robinson Worldwide, Inc.	704,693
4,608	Carlisle Cos., Inc.	334,910
47,850	Caterpillar, Inc.	3,988,776
9,001	Cintas Corp.	483,984
3,643	CLARCOR, Inc.	213,043
10,791	Donaldson Co., Inc.	427,432
13,151	Dover Corp.	1,207,130
52,737	Emerson Electric Co.	3,531,797
15,179	Expeditors International of Washington, Inc.	687,457
21,799	Fastenal Co.	1,085,590
3,474	Franklin Electric Co., Inc.	131,491
25,805	General Dynamics Corp.	2,235,487
1,536	Gorman-Rupp Co. (The)	62,577
4,447	Graco, Inc.	343,575
34,032	Illinois Tool Works, Inc.	2,681,381
6,089	Lincoln Electric Holdings, Inc.	421,602
943	Lindsay Corp.	71,677
23,667	Lockheed Martin Corp.	3,155,758
1,817	McGrath RentCorp	64,812
2,709	Mine Safety Appliances Co.	130,465
4,708	Nordson Corp.	339,400
23,090	Norfolk Southern Corp.	1,986,202
10,960	Parker Hannifin Corp.	1,279,251
14,765	Pitney Bowes, Inc.	315,085
2,661	Raven Industries, Inc.	88,771
10,702	Rollins, Inc.	295,803
7,274	Roper Industries, Inc.	922,416
12,400	Stanley Black & Decker, Inc.	980,716
1,362	Tennant Co.	82,660
67,195	United Technologies Corp.	7,139,469
1,962	Valmont Industries, Inc.	275,661
5,106	W.W. Grainger, Inc.	1,373,361
2,180	Watsco, Inc.	207,732

		44,148,585

	Information Technology—6.0%
35,634	Automatic Data Processing, Inc.	2,671,481
1,052	Badger Meter, Inc.	54,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
840	Cass Information Systems, Inc.	$48,157
4,667	Diebold, Inc.	139,823
3,251	FactSet Research Systems, Inc.	354,164
8,050	Harris Corp.	498,778
80,972	International Business Machines Corp.	14,510,992
6,306	Jack Henry & Associates, Inc.	344,371
17,137	Linear Technology Corp.	705,016
21,384	Maxim Integrated Products, Inc.	635,105

		19,962,602

	Materials—5.8%
15,546	Air Products & Chemicals, Inc.	1,694,669
6,558	Albemarle Corp.	434,074
4,867	AptarGroup, Inc.	312,267
7,570	Bemis Co., Inc.	302,043
21,519	Ecolab, Inc.	2,281,014
3,658	H.B. Fuller Co.	175,108
5,992	International Flavors & Fragrances, Inc.	495,239
39,240	Monsanto Co.	4,115,491
23,347	Nucor Corp.	1,208,674
11,207	PPG Industries, Inc.	2,046,174
21,719	Praxair, Inc.	2,708,576
4,719	Royal Gold, Inc.	226,701
9,694	RPM International, Inc.	375,352
7,575	Sherwin-Williams Co. (The)	1,424,100
8,841	Sigma-Aldrich Corp.	764,128
7,383	Sonoco Products Co.	300,045
1,518	Stepan Co.	89,365
6,669	Valspar Corp. (The)	466,630

		19,419,650

	Telecommunication Services—4.4%
394,326	AT&T, Inc.	14,274,602
1,148	Atlantic Tele-Network, Inc.	63,622
7,395	Telephone & Data Systems, Inc.	230,576

		14,568,800

	Utilities—4.3%
8,631	AGL Resources, Inc.	413,080
2,826	American States Water Co.	80,484
12,893	Aqua America, Inc.	324,646
6,612	Atmos Energy Corp.	292,713
4,381	Avista Corp.	121,748
3,236	Black Hills Corp.	164,130
3,497	California Water Service Group	76,235
762	Connecticut Water Service, Inc.	24,422
21,520	Consolidated Edison, Inc.	1,252,894
13,837	MDU Resources Group, Inc.	412,066
1,694	MGE Energy, Inc.	95,389
1,153	Middlesex Water Co.	23,902
6,111	National Fuel Gas Co.	437,242
3,056	New Jersey Resources Corp.	140,668
31,180	NextEra Energy, Inc.	2,642,505
23,115	Northeast Utilities	991,402
1,971	Northwest Natural Gas Co.	85,601
15,033	ONEOK, Inc.	849,364
5,280	Piedmont Natural Gas Co., Inc.	180,259

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
42,739	PPL Corp.	$1,309,096
12,830	Questar Corp.	303,558
9,682	SCANA Corp.	451,472
1,367	SJW Corp.	38,590
2,293	South Jersey Industries, Inc.	136,548
63,923	Southern Co. (The)	2,615,090
8,260	UGI Corp.	341,716
3,034	UNS Energy Corp.	150,122
6,019	Vectren Corp.	210,183
3,783	WGL Holdings, Inc.	170,273
946	York Water Co. (The)	19,592

		14,354,990

	Total Common Stocks and Other Equity Interests (Cost $256,000,494)	331,787,045

	Money Market Fund—0.0%
33,905	Premier Portfolio—Institutional Class(b) (Cost $33,905)	33,905

	Total Investments (Cost $256,034,399)—100.0%	331,820,950
	Other assets less liabilities—0.0%	7,774

	Net Assets—100.0%	$331,828,724

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Portfolio Composition
PowerShares Financial Preferred Portfolio (PGF)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Commercial Banks	53.4
Diversified Financial Services	23.0
Insurance	13.5
Capital Markets	8.0
Consumer Finance	2.5
Other Assets Less Liabilities	(0.4)

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Preferred Stocks—100.4%
	Capital Markets—8.0%
676,043	Bank of New York Mellon Corp. (The), 5.20%	$14,075,215
549,747	Charles Schwab Corp. (The), 6.00%, Series B	12,985,024
901,861	Goldman Sachs Group, Inc. (The), 5.50%, Series J	20,589,487
1,106,359	Goldman Sachs Group, Inc. (The), 5.95%	24,782,442
1,001,587	Goldman Sachs Group, Inc. (The), 6.20%, Series B	24,438,723
447,410	Morgan Stanley, 7.13%, Series E(b)	11,610,289
604,984	State Street Corp., 5.25%, Series C	13,206,801

		121,687,981

	Commercial Banks—53.4%
804,071	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	19,780,147
909,596	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	22,921,819
674,707	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	17,157,799
2,599,061	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	66,302,046
132,257	BB&T Corp., 5.20%, Series G	2,671,591
2,264,115	BB&T Corp., 5.63%, Series E	47,999,238
434,582	BB&T Corp., 5.85%	9,891,086
399,730	First Niagara Financial Group, Inc., 8.63%, Series B	11,488,240
590,251	HSBC Finance Corp., 6.36%, Series B (United Kingdom)	14,242,757
4,822,505	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	131,895,512
2,607,902	HSBC Holdings PLC, 8.13% (United Kingdom)	67,101,318
500,113	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	12,252,768
2,237,565	PNC Financial Services Group, Inc. (The), 6.13%, Series P	56,789,400

Number of Shares		Value
	Preferred Stocks (continued)
	Commercial Banks (continued)
644,764	Regions Financial Corp., 6.38%, Series A	$14,765,096
475,419	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	9,508,380
361,834	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,703,446
404,118	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	8,894,637
343,195	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,704,728
1,581,842	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	38,074,937
997,330	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	26,778,311
594,846	SunTrust Banks, Inc., 5.88%, Series E	12,818,931
820,020	U.S. Bancorp, 5.15%, Series H	17,523,827
713,079	U.S. Bancorp, 6.00%, Series G	19,374,356
1,130,856	U.S. Bancorp, 6.50%, Series F	30,329,558
56,534	Wells Fargo & Co., 5.13%, Series O	1,171,950
1,039,453	Wells Fargo & Co., 5.20%	21,828,513
479,611	Wells Fargo & Co., 5.25%, Series P	10,335,617
1,462,481	Wells Fargo & Co., 5.85%	35,567,538
16,161	Wells Fargo & Co., 7.50%, Series L	18,407,379
1,931,906	Wells Fargo & Co., 8.00%, Series J	54,943,407

		816,224,332

	Consumer Finance—2.5%
982,480	Capital One Financial Corp., 6.00%, Series B	21,899,479
684,040	Discover Financial Services, 6.50%, Series B	16,362,237

		38,261,716

	Diversified Financial Services—23.0%
620,954	Bank of America Corp., 6.20%, Series D	14,958,782
83,030	Bank of America Corp., 6.38%, Series 3	1,983,587
27,488	Bank of America Corp., 7.25%, Series L	29,618,320
763,746	Citigroup, Inc., 5.80%, Series C	16,260,152
950,000	Citigroup, Inc., 6.88%, Series K(b)	23,571,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Preferred Stocks (continued)
	Diversified Financial Services (continued)
875,000	Citigroup, Inc., 7.13%, Series J	$22,671,250
532,617	ING Groep NV, 6.13% (Netherlands)	12,388,671
1,278,016	ING Groep NV, 6.38% (Netherlands)	30,161,178
2,519,638	ING Groep NV, 7.38% (Netherlands)	63,595,663
3,411,216	ING Groep NV, 8.50% (Netherlands)	87,941,148
953,357	JPMorgan Chase & Co., 5.45%, Series P	20,487,642
1,296,823	JPMorgan Chase & Co., 5.50%, Series O	28,128,091

		351,766,359

	Insurance—13.5%
788,854	Aegon NV, 6.38% (Netherlands)	19,177,041
265,893	Aegon NV, 6.50% (Netherlands)	6,447,905
380,495	Aegon NV, 6.88% (Netherlands)	9,432,471
1,240,533	Aegon NV, 7.25% (Netherlands)	31,373,079
306,238	Allstate Corp. (The), 5.63%	7,187,406
266,191	Allstate Corp. (The), 6.75%, Series C(b)	6,737,294
375,544	Arch Capital Group Ltd., 6.75%, Series C	9,099,431
307,307	Aspen Insurance Holdings Ltd., 5.95%	7,363,076
496,078	Axis Capital Holdings Ltd., 6.88%, Series C	12,129,107
1,804,088	MetLife, Inc., 6.50%, Series B	44,849,628
105,547	PartnerRe Ltd., 5.88%, Series F	2,272,427
571,621	PartnerRe Ltd., 7.25%, Series E	14,650,646
402,709	Principal Financial Group, Inc., 6.52%, Series B	9,983,156
332,067	Prudential PLC, 6.50% (United Kingdom)	8,301,675
381,511	Prudential PLC, 6.75% (United Kingdom)	9,564,481
350,045	RenaissanceRe Holdings Ltd., 5.38%, Series E	6,913,389

		205,482,212

	Total Investments (Cost $1,482,069,245)—100.4%	1,533,422,600
	Other assets less liabilities—(0.4)%	(6,249,797)

	Net Assets—100.0%	$1,527,172,803

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	28.9%
Netherlands	17.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Portfolio Composition
PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Commercial Banks	15.1
Gas Utilities	14.6
Electric Utilities	9.6
Multi-Utilities	9.5
Insurance	9.2
Tobacco	8.8
Water Utilities	3.5
Commercial Services & Supplies	3.5
Household Products	3.3
Oil, Gas & Consumable Fuels	2.5
Aerospace & Defense	2.4
Diversified Telecommunication Services	2.4
Capital Markets	2.2
Thrifts & Mortgage Finance	2.0
Containers & Packaging	2.0
Media	1.7
Household Durables	1.7
Pharmaceuticals	1.6
Food & Staples Retailing	1.5
Computers & Peripherals	1.4
Hotels, Restaurants & Leisure	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace & Defense—2.4%
64,768	Lockheed Martin Corp.	$8,636,165

	Capital Markets—2.2%
143,861	Westwood Holdings Group, Inc.	7,672,107

	Commercial Banks—15.1%
275,799	Arrow Financial Corp.	7,118,372
187,956	Community Bank System, Inc.	6,824,683
164,485	Community Trust Bancorp, Inc.	7,005,416
74,304	Cullen/Frost Bankers, Inc.	5,259,980
232,361	Southside Bancshares, Inc.	6,343,455
123,283	Tompkins Financial Corp.	6,080,318

Number of Shares		Value
	Common Stocks (continued)
	Commercial Banks (continued)
293,571	United Bankshares, Inc.	$8,683,830
117,425	Westamerica Bancorp.	6,045,039

		53,361,093

	Commercial Services & Supplies—3.5%
576,437	Pitney Bowes, Inc.	12,301,166

	Computers & Peripherals—1.4%
167,818	Diebold, Inc.	5,027,827

	Containers & Packaging—2.0%
171,856	Sonoco Products Co.	6,984,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Diversified Telecommunication Services—2.4%
237,908	AT&T, Inc.	$8,612,270

	Electric Utilities—9.6%
65,863	NextEra Energy, Inc.	5,581,889
137,895	Northeast Utilities	5,914,317
265,902	PPL Corp.	8,144,578
172,652	Southern Co. (The)	7,063,194
144,044	UNS Energy Corp.	7,127,297

		33,831,275

	Food & Staples Retailing—1.5%
158,974	Sysco Corp.	5,141,219

	Gas Utilities—14.6%
169,510	AGL Resources, Inc.	8,112,749
137,541	Atmos Energy Corp.	6,088,940
153,652	New Jersey Resources Corp.	7,072,601
167,049	Northwest Natural Gas Co.	7,254,938
180,416	Piedmont Natural Gas Co., Inc.	6,159,402
209,652	Questar Corp.	4,960,366
88,949	South Jersey Industries, Inc.	5,296,913
148,964	WGL Holdings, Inc.	6,704,870

		51,650,779

	Hotels, Restaurants & Leisure—1.4%
52,050	McDonald’s Corp.	5,023,866

	Household Durables—1.7%
198,774	Leggett & Platt, Inc.	5,911,539

	Household Products—3.3%
61,343	Clorox Co. (The)	5,532,525
56,871	Kimberly-Clark Corp.	6,142,068

		11,674,593

	Insurance—9.2%
128,146	Cincinnati Financial Corp.	6,407,300
61,813	Erie Indemnity Co., Class A	4,439,409
209,987	Mercury General Corp.	9,776,995
719,976	Old Republic International Corp.	12,088,397

		32,712,101

	Media—1.7%
118,657	Meredith Corp.	6,087,104

	Multi-Utilities—9.5%
276,778	Avista Corp.	7,691,661
105,934	Black Hills Corp.	5,372,973
119,837	Consolidated Edison, Inc.	6,976,910
139,468	SCANA Corp.	6,503,393
205,507	Vectren Corp.	7,176,304

		33,721,241

	Oil, Gas & Consumable Fuels—2.5%
119,464	ConocoPhillips	8,756,711

	Pharmaceuticals—1.6%
59,315	Johnson & Johnson	5,493,162

	Thrifts & Mortgage Finance—2.0%
484,935	People’s United Financial, Inc.	6,997,612

Number of Shares		Value
	Common Stocks (continued)
	Tobacco—8.8%
238,104	Altria Group, Inc.	$8,864,612
98,984	Universal Corp.	5,249,121
1,057,670	Vector Group Ltd.	17,102,524

		31,216,257

	Water Utilities—3.5%
278,489	California Water Service Group	6,071,060
313,058	Middlesex Water Co.	6,489,693

		12,560,753

	Total Common Stocks (Cost $300,752,659)	353,373,068

	Money Market Fund—0.0%
52,471	Premier Portfolio—Institutional Class(b)
	(Cost $52,471)	52,471

	Total Investments (Cost $300,805,130)—99.9%	353,425,539
	Other assets less liabilities—0.1%	236,917

	Net Assets—100.0%	$353,662,456

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Portfolio Composition
PowerShares International Dividend Achievers™ Portfolio (PID)

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Energy	22.3
Health Care	14.7
Telecommunication Services	13.1
Consumer Staples	11.9
Financials	10.5
Consumer Discretionary	9.9
Materials	7.0
Industrials	6.6
Information Technology	2.9
Utilities	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—2.6%
386,992	BHP Billiton Ltd. ADR(a)	$27,356,465

	Belgium—3.1%
422,344	Companhia de Bebidas das Americas ADR	15,690,080
267,578	Delhaize Group SA ADR(a)	17,108,937

		32,799,017

	Canada—21.8%
501,907	Cameco Corp.	9,536,233
97,376	Canadian National Railway Co.	10,704,544
335,201	Canadian Natural Resources Ltd.	10,642,632
50,931	Canadian Pacific Railway Ltd.	7,286,698
381,044	Enbridge, Inc.(a)	16,533,499
748,690	Ritchie Bros. Auctioneers, Inc.(a)	14,824,062
606,135	Rogers Communications, Inc., Class B	27,524,590
944,979	Shaw Communications, Inc., Class B(a)	22,613,347
492,526	Suncor Energy, Inc.	17,903,320
804,112	TELUS Corp.	28,192,167
691,702	Thomson Reuters Corp.	25,987,244
190,013	Tim Hortons, Inc.	11,351,377
529,737	TransCanada Corp.	23,896,436

		226,996,149

	China—1.1%
221,818	China Mobile Ltd. ADR	11,538,972

	Denmark—1.2%
72,913	Novo Nordisk A/S ADR	12,152,410

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France—2.0%
381,575	Sanofi ADR	$20,406,631

	India—2.2%
317,572	Axis Bank Ltd. GDR	6,592,795
100,263	HDFC Bank Ltd. ADR	3,634,534
245,662	Infosys Ltd. ADR	13,034,825

		23,262,154

	Ireland—0.4%
32,380	Shire PLC ADR	4,309,778

	Israel—1.5%
416,382	Teva Pharmaceutical Industries Ltd. ADR	15,443,608

	Italy—1.1%
255,011	Empresa Nacional de Electricidad SA ADR	11,500,996

	Japan—2.3%
405,174	Nippon Telegraph & Telephone Corp. ADR	10,575,041
848,518	NTT DOCOMO, Inc. ADR	13,465,981

		24,041,022

	Mexico—1.1%
360,227	America Movil SAB de CV, Series L ADR	7,712,460
34,231	Coca-Cola Femsa SAB de CV ADR	4,160,436

		11,872,896

	Netherlands—1.8%
468,889	Unilever NV	18,624,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares International Dividend Achievers™ Portfolio (PID) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Norway—3.4%
1,509,616	Statoil ASA ADR	$35,672,226

	Russia—3.9%
623,496	LUKOIL OAO ADR	40,901,338

	South Africa—2.5%
676,158	Textainer Group Holdings Ltd.(a)	25,626,388

	Switzerland—3.5%
273,949	Novartis AG ADR	21,244,745
188,680	Syngenta AG ADR	15,235,910

		36,480,655

	United Kingdom—26.2%
89,681	ARM Holdings PLC ADR	4,232,046
706,290	AstraZeneca PLC ADR	37,334,490
489,786	BHP Billiton PLC ADR(a)	30,190,409
225,917	British American Tobacco PLC ADR	24,961,569
120,849	Diageo PLC ADR	15,419,124
530,070	GlaxoSmithKline PLC ADR	27,897,584
1,245,233	Pearson PLC ADR	26,149,893
473,776	Prudential PLC ADR	19,405,865
234,105	Smith & Nephew PLC ADR(a)	15,031,882
442,887	Unilever PLC ADR	17,976,783
1,044,481	Vodafone Group PLC ADR	38,457,791
156,722	WPP PLC ADR	16,697,162

		273,754,598

	United States—18.3%
176,626	Accenture PLC, Class A	12,982,011
138,191	ACE Ltd.	13,188,949
101,171	Allied World Assurance Co. Holdings AG	10,955,808
264,014	Axis Capital Holdings Ltd.	12,519,544
121,825	Bunge Ltd.	10,005,487
176,213	Imperial Oil Ltd.	7,691,697
464,493	Lazard Ltd., Class A	17,952,655
173,491	PartnerRe Ltd.	17,385,533
152,752	Pentair Ltd.	10,248,132
82,564	RenaissanceRe Holdings Ltd.	7,737,072
797,804	Teekay LNG Partners LP(a)	33,108,866
1,104,173	Teekay Offshore Partners LP(a)	37,111,255

		190,887,009

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $901,700,375)—100.0%	1,043,626,583

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—10.3%
107,312,664	Invesco Liquid Assets Portfolio—Institutional Class (Cost $107,312,664)(b)(c)	$107,312,664

	Total Investments (Cost $1,009,013,039)—110.3%	1,150,939,247
	Other assets less liabilities—(10.3)%	(107,284,800)

	Net Assets—100.0%	$1,043,654,447

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2013.
(b)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
Assets:
Unaffiliated investments, at value(a)	$2,001,271,389	$331,787,045	$1,533,422,600	$353,373,068	$1,043,626,583
Affiliated investments, at value	82,350	33,905	—	52,471	107,312,664

Total investments, at value	2,001,353,739	331,820,950	1,533,422,600	353,425,539	1,150,939,247
Cash segregated as collateral	—	—	—	—	641,035
Receivables:
Shares sold	22,633,904	—	—	—	105,668
Investments sold	14,382,403	90,413	8,582,484	—	1,107,841
Dividends	1,435,029	590,959	2,747,473	683,022	1,265,700
Foreign tax reclaims	—	—	—	—	318,424
Security lending	—	—	—	—	81,044
Other assets	812	1,535	2,348	1,941	1,942

Total Assets	2,039,805,887	332,503,857	1,544,754,905	354,110,502	1,154,460,901

Liabilities:
Due to custodian	—	—	11,877,991	—	781,354
Investments purchased	33,035,823	252,892	3,951,375	—	857,490
Shares repurchased	4,083,492	—	—	—	—
Collateral upon receipt of securities in-kind	—	—	—	—	641,035
Collateral upon return of securities loaned	—	—	—	—	107,312,664
Accrued advisory fees	758,806	109,681	629,670	117,110	344,175
Accrued trustees fees	19,301	19,138	76,475	21,314	40,490
Accrued expenses	698,299	293,422	1,046,591	309,622	829,246

Total Liabilities	38,595,721	675,133	17,582,102	448,046	110,806,454

Net Assets	$2,001,210,166	$331,828,724	$1,527,172,803	$353,662,456	$1,043,654,447

Net Assets Consist of:
Shares of beneficial interest	$1,809,664,238	$277,912,321	$1,473,661,117	$440,676,405	$1,172,181,401
Undistributed net investment income	1,335,307	664,356	3,841,625	278,118	1,645,619
Undistributed net realized gain (loss)	(15,185,180)	(22,534,504)	(1,683,294)	(139,912,476)	(272,098,781)
Net unrealized appreciation	205,395,801	75,786,551	51,353,355	52,620,409	141,926,208

Net Assets	$2,001,210,166	$331,828,724	$1,527,172,803	$353,662,456	$1,043,654,447

Shares outstanding (unlimited amount authorized, $0.01 par value)	49,050,000	17,150,000	88,400,000	30,700,000	58,450,000
Net asset value	$40.80	$19.35	$17.28	$11.52	$17.86

Market price	$40.86	$19.37	$17.26	$11.54	$17.89

Unaffiliated investments, at cost	$1,795,875,588	$256,000,494	$1,482,069,245	$300,752,659	$901,700,375

Affiliated investments, at cost	$82,350	$33,905	$–	$52,471	$107,312,664

Total investments, at cost	$1,795,957,938	$256,034,399	$1,482,069,245	$300,805,130	$1,009,013,039

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$105,480,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Operations

For the six months ended October 31, 2013

(Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
Investment Income:
Unaffiliated dividend income	$8,825,498	$4,202,855	$56,723,928	$7,241,676	$16,459,750
Affiliated dividend income	20	11	238	20	23
Securities lending income	—	—	—	—	753,879
Foreign withholding tax	—	—	—	—	(1,440,910)

Total Income	8,825,518	4,202,866	56,724,166	7,241,696	15,772,742

Expenses:
Advisory fees	2,715,335	633,159	4,141,099	672,148	1,890,380
Sub-licensing	543,067	158,290	807,338	168,037	472,594
Recapture (Note 3)	169,825	8,351	—	—	—
Accounting & administration fees	48,115	31,007	192,241	32,997	89,210
Trustees fees	13,327	8,297	28,242	8,427	16,216
Custodian & transfer agent fees	6,605	7,825	26,246	6,752	41,682
Other expenses	38,668	34,625	122,829	39,243	69,557

Total Expenses	3,534,942	881,554	5,317,995	927,604	2,579,639

Waivers	(126)	(69)	(1,572)	(98)	(143)

Net Expenses	3,534,816	881,485	5,316,423	927,506	2,579,496

Net Investment Income	5,290,702	3,321,381	51,407,743	6,314,190	13,193,246

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	1,230,284	(79,816)	10,122,558	945,827	(784,973)
In-kind redemptions	9,697,039	—	40,547,059	5,306,151	387,814
Foreign currencies	—	—	—	—	828

Net realized gain (loss)	10,927,323	(79,816)	50,669,617	6,251,978	(396,331)

Net change in unrealized appreciation (depreciation) on investment securities	166,493,638	17,490,742	(186,954,499)	16,075,295	37,178,486

Net realized and unrealized gain (loss)	177,420,961	17,410,926	(136,284,882)	22,327,273	36,782,155

Net increase (decrease) in net assets resulting from operations	$182,711,663	$20,732,307	$(84,877,139)	$28,641,463	$49,975,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Buyback AchieversTM Portfolio (PKW)		PowerShares Dividend AchieversTM Portfolio (PFM)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income	$5,290,702	$2,572,438	$3,321,381	$6,093,821
Net realized gain (loss)	10,927,323	13,560,070	(79,816)	12,133,553
Net change in unrealized appreciation (depreciation)	166,493,638	30,026,839	17,490,742	26,678,396

Net increase (decrease) in net assets resulting from operations	182,711,663	46,159,347	20,732,307	44,905,770

Distributions to Shareholders from:
Net investment income	(4,337,646)	(2,319,935)	(3,467,149)	(6,171,759)

Shareholder Transactions:
Proceeds from shares sold	1,448,123,969	319,435,178	17,635,194	64,933,146
Value of shares repurchased	(43,909,152)	(84,294,640)	—	(59,726,392)

Net increase (decrease) in net assets resulting from shares transactions	1,404,214,817	235,140,538	17,635,194	5,206,754

Increase (Decrease) in Net Assets	1,582,588,834	278,979,950	34,900,352	43,940,765

Net Assets:
Beginning of period	418,621,332	139,641,382	296,928,372	252,987,607

End of period	$2,001,210,166	$418,621,332	$331,828,724	$296,928,372

Undistributed net investment income at end of period	$1,335,307	$382,251	$664,356	$810,124

Changes in Shares Outstanding:
Shares sold	38,100,000	10,050,000	950,000	3,850,000
Shares repurchased	(1,150,000)	(2,700,000)	—	(3,650,000)
Shares outstanding, beginning of period	12,100,000	4,750,000	16,200,000	16,000,000

Shares outstanding, end of period	49,050,000	12,100,000	17,150,000	16,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Financial Preferred Portfolio (PGF)		PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)		PowerShares International Dividend AchieversTM Portfolio (PID)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$51,407,743	$111,756,026	$6,314,190	$12,623,486	$13,193,246	$18,558,027
50,669,617	35,624,306	6,251,978	12,693,611	(396,331)	10,566,822
(186,954,499)	43,703,045	16,075,295	29,287,799	37,178,486	81,786,224

(84,877,139)	191,083,377	28,641,463	54,604,896	49,975,401	110,911,073

(51,582,201)	(109,257,015)	(6,115,958)	(12,584,468)	(14,555,667)	(18,882,785)

71,272,077	316,357,552	36,405,924	108,648,485	132,587,961	213,885,031
(299,091,903)	(119,429,930)	(27,744,801)	(104,362,404)	(1,694,077)	(118,768,746)

(227,819,826)	196,927,622	8,661,123	4,286,081	130,893,884	95,116,285

(364,279,166)	278,753,984	31,186,628	46,306,509	166,313,618	187,144,573

1,891,451,969	1,612,697,985	322,475,828	276,169,319	877,340,829	690,196,256

$1,527,172,803	$1,891,451,969	$353,662,456	$322,475,828	$1,043,654,447	$877,340,829

$3,841,625	$4,016,083	$278,118	$79,886	$1,645,619	$3,008,040

4,050,000	17,250,000	3,250,000	11,250,000	7,750,000	13,250,000
(16,950,000)	(6,600,000)	(2,500,000)	(10,800,000)	(100,000)	(7,400,000)
101,300,000	90,650,000	29,950,000	29,500,000	50,800,000	44,950,000

88,400,000	101,300,000	30,700,000	29,950,000	58,450,000	50,800,000

19

Financial Highlights

PowerShares Buyback AchieversTM Portfolio (PKW)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$34.60		$29.40	$27.27	$22.36	$16.15	$22.64
Net investment income(a)	0.19		0.37	0.27	0.11	0.19	0.26
Net realized and unrealized gain (loss) on investments	6.16		5.18	2.12	4.87	6.29	(6.55)
Total from investment operations	6.35		5.55	2.39	4.98	6.48	(6.29)
Distributions to shareholders from:
Net investment income	(0.15)		(0.35)	(0.26)	(0.07)	(0.27)	(0.20)
Net asset value at end of period	$40.80		$34.60	$29.40	$27.27	$22.36	$16.15
Market price at end of period(b)	$40.86		$34.61	$29.40	$27.27	$22.37	$16.16
Net Asset Value Total Return(c)	18.42%		19.08%	8.91%	22.34%	40.46%	(27.87)%
Market Price Total Return(c)	18.56%		19.11%	8.91%	22.29%	40.43%	(27.80)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,001,210		$418,621	$139,641	$43,637	$38,019	$27,456
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)(e)	0.70%	0.71%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.65	%(d)(e)	0.70%	0.79%	1.00%	0.97%	0.92%
Net investment income, after Waivers	0.97	%(d)	1.21%	1.00%	0.49%	0.98%	1.39%
Portfolio turnover rate(f)	4%		80%	32%	26%	23%	56%

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$18.33		$15.81	$15.29	$13.21	$10.30	$16.15
Net investment income(a)	0.20		0.38	0.34	0.31	0.27	0.36
Net realized and unrealized gain (loss) on investments	1.02		2.52	0.51	2.08	2.96	(5.92)
Total from investment operations	1.22		2.90	0.85	2.39	3.23	(5.56)
Distributions to shareholders from:
Net investment income	(0.20)		(0.38)	(0.33)	(0.31)	(0.32)	(0.29)
Net asset value at end of period	$19.35		$18.33	$15.81	$15.29	$13.21	$10.30
Market price at end of period(b)	$19.37		$18.32	$15.80	$15.29	$13.21	$10.30
Net Asset Value Total Return(c)	6.75%		18.67%	5.78%	18.39%	31.76%	(34.84)%
Market Price Total Return(c)	6.92%		18.68%	5.71%	18.39%	31.76%	(34.84)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$331,829		$296,928	$252,988	$217,859	$133,380	$85,451
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.58%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.56	%(d)	0.58%	0.60%	0.61%	0.64%	0.74%
Net investment income, after Waivers	2.10	%(d)	2.28%	2.28%	2.30%	2.28%	3.11%
Portfolio turnover rate(f)	2%		18%	20%	11%	18%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one period is not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights (continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$18.67		$17.79	$18.26	$16.97	$11.41	$21.17
Net investment income(a)	0.55		1.18	1.17	1.18	1.31	1.35
Net realized and unrealized gain (loss) on investments	(1.38)		0.85	(0.42)	1.36	5.61	(9.63)
Total from investment operations	(0.83)		2.03	0.75	2.54	6.92	(8.28)
Distributions to shareholders from:
Net investment income	(0.56)		(1.15)	(1.17)	(1.21)	(1.30)	(1.46)
Return of capital	—		—	(0.05)	(0.04)	(0.06)	(0.02)
Total distributions	(0.56)		(1.15)	(1.22)	(1.25)	(1.36)	(1.48)
Net asset value at end of period	$17.28		$18.67	$17.79	$18.26	$16.97	$11.41
Market price at end of period(b)	$17.26		$18.70	$17.83	$18.28	$16.93	$11.41
Net Asset Value Total Return(c)	(4.47)%		11.78%	4.56%	15.57%	62.16%	(39.56)%
Market Price Total Return(c)	(4.74)%		11.71%	4.68%	15.97%	61.76%	(39.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,527,173		$1,891,452	$1,612,698	$1,832,516	$1,714,824	$773,644
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.64%	0.66%	0.66%	0.65%	0.69%
Expenses, prior to Waivers	0.64	%(d)	0.64%	0.66%	0.66%	0.65%	0.68%
Net investment income, after Waivers	6.21	%(d)	6.47%	6.76%	6.75%	8.30%	11.49%
Portfolio turnover rate(e)	17%		18%	6%	26%	23%	45%

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$10.77		$9.36	$9.06	$8.44	$6.12	$11.36
Net investment income(a)	0.21		0.42	0.35	0.34	0.32	0.43
Net realized and unrealized gain (loss) on investments	0.74		1.41	0.29	0.63	2.35	(5.21)
Total from investment operations	0.95		1.83	0.64	0.97	2.67	(4.78)
Distributions to shareholders from:
Net investment income	(0.20)		(0.42)	(0.34)	(0.34)	(0.33)	(0.43)
Return of capital	—		—	—	(0.01)	(0.02)	(0.03)
Total distributions	(0.20)		(0.42)	(0.34)	(0.35)	(0.35)	(0.46)
Net asset value at end of period	$11.52		$10.77	$9.36	$9.06	$8.44	$6.12
Market price at end of period(b)	$11.54		$10.76	$9.36	$9.06	$8.44	$6.12
Net Asset Value Total Return(c)	8.94%		20.16%	7.37%	11.91%	44.59%	(42.88)%
Market Price Total Return(c)	9.23%		20.05%	7.37%	11.91%	44.58%	(42.88)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$353,662		$322,476	$276,169	$208,471	$127,424	$86,846
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.57%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.55	%(d)	0.57%	0.60%	0.62%	0.65%	0.62%
Net investment income, after Waivers	3.76	%(d)	4.31%	3.88%	4.02%	4.42%	5.24%
Portfolio turnover rate(e)	5%		32%	35%	44%	57%	77%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one period is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights (continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$17.27		$15.35	$16.85	$14.26	$10.14	$19.63
Net investment income(a)	0.24		0.40	0.48	0.47	0.35	0.52
Net realized and unrealized gain (loss) on investments	0.62		1.93	(1.49)	2.59	4.24	(9.46)
Total from investment operations	0.86		2.33	(1.01)	3.06	4.59	(8.94)
Distributions to shareholders from:
Net investment income	(0.27)		(0.41)	(0.49)	(0.47)	(0.47)	(0.55)
Net asset value at end of period	$17.86		$17.27	$15.35	$16.85	$14.26	$10.14
Market price at end of period(b)	$17.89		$17.31	$15.37	$16.89	$14.26	$10.15
Net Asset Value Total Return(c)	5.07%		15.63%	(5.87)%	21.95%	45.77%	(46.44)%
Market Price Total Return(c)	5.00%		15.75%	(5.97)%	22.23%	45.62%	(46.30)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,043,654		$877,341	$690,196	$550,282	$427,783	$256,584
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.56%	0.55%	0.58%	0.57%	0.57%
Expenses, prior to Waivers	0.55	%(d)	0.56%	0.56%	0.58%	0.57%	0.57%
Net investment income, after Waivers	2.79	%(d)	2.57%	3.20%	3.20%	2.65%	3.87%
Portfolio turnover rate(e)	13%		46%	33%	42%	63%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one period is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2013

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered fifty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio (PKW)	“Buyback AchieversTM Portfolio”
PowerShares Dividend AchieversTM Portfolio (PFM)	“Dividend AchieversTM Portfolio”
PowerShares Financial Preferred Portfolio (PGF)	“Financial Preferred Portfolio”
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	“High Yield Equity Dividend AchieversTM Portfolio”
PowerShares International Dividend AchieversTM Portfolio (PID)	“International Dividend AchieversTM Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally in-kind for securities included in each Fund’s relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Index
Buyback AchieversTM Portfolio	NASDAQ US Buyback AchieversTM Index
Dividend AchieversTM Portfolio	NASDAQ US Broad Dividend AchieversTM Index
Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM Portfolio	NASDAQ International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds’ performance.

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Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Financial Preferred Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Dividend Paying Security Risk. Dividend AchieversTM Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Foreign Securities Risk. For Financial Preferred Portfolio and International Dividend AchieversTM Portfolio, investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

High Yield Securities Risk. With respect to Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, investments in high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. Financial Preferred Portfolio faces special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

25

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for High Yield Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

International Dividend AchieversTM Portfolio may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of each Fund’s average daily net assets, except for Buyback AchieversTM Portfolio and Financial Preferred Portfolio, each of which pay the Adviser an annual fee of 0.50% of each Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes,

26

acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Buyback AchieversTM Portfolio and Financial Preferred Portfolio) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the “Expense Cap”), through at least August 31, 2014. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term. For each portfolio, the Adviser did not waive fees and/or pay Fund expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2013, the Adviser waived fees and/or paid Fund expenses for each Fund, in the following amounts:

Buyback Achievers™ Portfolio	$126
Dividend Achievers™ Portfolio	69
Financial Preferred Portfolio	1,572
High Yield Equity Dividend Achievers™ Portfolio	98
International Dividend Achievers™ Portfolio	143

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Buyback AchieversTM Portfolio	NASDAQ OMX Group, Inc.
Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.
Financial Preferred Portfolio	Wells Fargo Securities, LLC
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.
International Dividend AchieversTM Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

27

As of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of April 30, 2013, which expires as follows:

							Post-effective no expiration
	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized
Buyback AchieversTM Portfolio	$—	$—	$8,126,181	$800,254	$12,142,749	$2,107,645	$—	$—	$23,176,829	$1,757,404
Dividend AchieversTM Portfolio	7,896	—	50,943	1,716,151	14,632,363	2,339,194	320,395	591,288	19,658,230	—
Financial Preferred Portfolio(1)	—	—	24,467,971	9,034,558	7,354,935	—	—	—	40,857,464	7,550,854
High Yield Equity Dividend AchieversTM Portfolio	1,616,610	7,009,598	5,162,362	81,487,358	44,815,128	2,187,574	—	—	142,278,630	735,489
International Dividend AchieversTM Portfolio	—	148,582	1,975,339	59,472,841	145,514,837	11,745,409	28,700,063	12,185,450	259,742,521	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
(1)	Tax year-end and carryforward expiration is October 31.

Note 6. Investment Transactions

For the six-month period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback Achievers™ Portfolio	$44,488,809	$41,649,976
Dividend Achievers™ Portfolio	9,404,017	6,157,409
Financial Preferred Portfolio	286,605,923	341,580,173
High Yield Equity Dividend Achievers™ Portfolio	16,450,233	16,652,663
International Dividend Achievers™ Portfolio	121,297,742	118,889,896

For the six-month period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback Achievers™ Portfolio	$1,445,733,835	$43,354,767
Dividend Achievers™ Portfolio	14,474,686	—
Financial Preferred Portfolio	58,684,657	264,370,361
High Yield Equity Dividend Achievers™ Portfolio	36,395,645	27,309,419
International Dividend Achievers™ Portfolio	130,866,565	1,693,852

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

28

At October 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Buyback Achievers™ Portfolio	$1,797,725,397	$203,628,342	$212,548,207	$(8,919,865)
Dividend Achievers™ Portfolio	258,641,814	73,179,136	76,671,105	(3,491,969)
Financial Preferred Portfolio(1)	1,501,301,594	32,121,006	111,657,821	(79,536,815)
High Yield Equity Dividend Achievers™ Portfolio	302,793,360	50,632,179	54,150,977	(3,518,798)
International Dividend Achievers™ Portfolio	1,015,042,465	135,896,782	148,943,820	(13,047,038)

(1)	Tax year-end is October 31.

Note 7. Trustees’ Fees

The Funds compensate each Independent Trustee. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

29

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2013

2013 Semi-Annual Report to Shareholders

PBE	PowerShares Dynamic Biotechnology & Genome Portfolio

PKB	PowerShares Dynamic Building & Construction Portfolio

PXE	PowerShares Dynamic Energy Exploration & Production Portfolio

PBJ	PowerShares Dynamic Food & Beverage Portfolio

PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio

PBS	PowerShares Dynamic Media Portfolio

PXQ	PowerShares Dynamic Networking Portfolio

PXJ	PowerShares Dynamic Oil & Gas Services Portfolio

PJP	PowerShares Dynamic Pharmaceuticals Portfolio

PMR	PowerShares Dynamic Retail Portfolio

PSI	PowerShares Dynamic Semiconductors Portfolio

PSJ	PowerShares Dynamic Software Portfolio

2

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)
Actual	$1,000.00	$1,242.05	0.61%	$3.45
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11
PowerShares Dynamic Building & Construction Portfolio (PKB)
Actual	1,000.00	1,059.04	0.63	3.27
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)
Actual	1,000.00	1,111.47	0.65	3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Food & Beverage Portfolio (PBJ)
Actual	1,000.00	1,107.44	0.63	3.35
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Actual	1,000.00	1,216.24	0.63	3.52
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Media Portfolio (PBS)
Actual	1,000.00	1,199.46	0.63	3.49
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Networking Portfolio (PXQ)
Actual	1,000.00	1,184.38	0.63	3.47
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
Actual	1,000.00	1,167.31	0.62	3.39
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

3

Fees and Expenses (continued)

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)
Actual	$1,000.00	$1,180.69	0.57%	$3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
PowerShares Dynamic Retail Portfolio (PMR)
Actual	1,000.00	1,191.25	0.63	3.48
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Semiconductors Portfolio (PSI)
Actual	1,000.00	1,176.00	0.62	3.40
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16
PowerShares Dynamic Software Portfolio (PSJ)
Actual	1,000.00	1,115.37	0.63	3.36
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value of the period, then multiplying the result by 184/365.

4

Portfolio Composition
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Biotechnology	67.0
Life Sciences Tools & Services	21.6
Specialty Chemicals	5.1
Health Care Supplies	3.4
Electronic Equipment & Instruments	3.0
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—67.0%
204,161	Acorda Therapeutics, Inc.(b)	$6,249,368
117,366	Alexion Pharmaceuticals, Inc.(b)	14,430,150
116,095	Amgen, Inc.	13,467,020
1,076,224	Arena Pharmaceuticals, Inc.(b)	4,724,623
59,372	Biogen Idec, Inc.(b)	14,498,049
108,879	Cubist Pharmaceuticals, Inc.(b)	6,750,498
392,412	Emergent Biosolutions, Inc.(b)	7,663,806
209,846	Gilead Sciences, Inc.(b)	14,896,967
246,290	Insys Therapeutics, Inc.(b)	9,824,508
317,469	Intrexon Corp.(b)	6,730,343
267,077	Isis Pharmaceuticals, Inc.(b)	8,885,652
122,034	Medivation, Inc.(b)	7,304,955
263,607	Myriad Genetics, Inc.(b)	6,426,739
473,479	Neurocrine Biosciences, Inc.(b)	4,469,642
395,335	Osiris Therapeutics, Inc.(b)	5,261,909
868,840	PDL BioPharma, Inc.	7,028,916
52,195	Regeneron Pharmaceuticals, Inc.(b)	15,011,282
698,946	Sangamo BioSciences, Inc.(b)	6,549,124
162,703	Seattle Genetics, Inc.(b)	6,285,217
97,287	United Therapeutics Corp.(b)	8,611,845

		175,070,613

	Electronic Equipment & Instruments—3.0%
88,127	FEI Co.	7,850,353

	Health Care Supplies—3.4%
191,334	Neogen Corp.(b)	8,843,457

	Life Sciences Tools & Services—21.6%
344,241	Bruker Corp.(b)	7,039,729
162,479	Illumina, Inc.(b)	15,193,411
169,969	Life Technologies Corp.(b)	12,800,365
339,832	Luminex Corp.(b)	6,626,724
89,002	Techne Corp.	7,777,885
69,788	Waters Corp.(b)	7,043,005

		56,481,119

Number of Shares		Value
	Common Stocks (continued)
	Specialty Chemicals—5.1%
153,358	Sigma-Aldrich Corp.	$13,254,732

	Total Common Stocks (Cost $213,861,867)	261,500,274

	Money Market Fund—0.0%
125,541	Premier Portfolio—Institutional Class(c) (Cost $125,541)	125,541

	Total Investments (Cost $213,987,408)—100.1%	261,625,815
	Other assets less liabilities—(0.1)%	(133,079)

	Net Assets—100.0%	$261,492,736

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Portfolio Composition
PowerShares Dynamic Building & Construction Portfolio (PKB)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Construction & Engineering	31.7
Home Improvement Retail	12.6
Building Products	11.2
Industrial Machinery	10.4
Construction Materials	10.2
Forest Products	8.2
Construction & Farm Machinery & Heavy Trucks	5.1
Home Furnishings	5.1
Real Estate Development	2.9
Heavy Electrical Equipment	2.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—11.2%
55,448	A.O. Smith Corp.	$2,863,889
99,980	AAON, Inc.	2,700,460
66,864	American Woodmark Corp.(b)	2,268,027
33,967	Lennox International, Inc.	2,651,464

		10,483,840

	Construction & Engineering—31.7%
80,043	AECOM Technology Corp.(b)	2,543,766
154,405	Comfort Systems USA, Inc.	2,876,565
62,028	EMCOR Group, Inc.	2,298,758
67,387	Fluor Corp.	5,001,463
73,344	Jacobs Engineering Group, Inc.(b)	4,460,782
78,079	KBR, Inc.	2,696,849
73,316	MasTec, Inc.(b)	2,343,912
163,524	Quanta Services, Inc.(b)	4,940,060
47,085	URS Corp.	2,552,949

		29,715,104

	Construction & Farm Machinery & Heavy Trucks—5.1%
116,691	Manitowoc Co., Inc. (The)	2,270,807
51,902	Oshkosh Corp.(b)	2,470,016

		4,740,823

	Construction Materials—10.2%
272,384	Headwaters, Inc.(b)	2,377,912
24,272	Martin Marietta Materials, Inc.	2,380,841
89,422	Vulcan Materials Co.	4,788,548

		9,547,301

Number of Shares		Value
	Common Stocks (continued)
	Forest Products—8.2%
100,938	Boise Cascade Co.(b)	$2,585,022
38,759	Deltic Timber Corp.	2,475,925
155,850	Louisiana-Pacific Corp.(b)	2,651,009

		7,711,956

	Heavy Electrical Equipment—2.6%
75,236	Babcock & Wilcox Co. (The)	2,423,352

	Home Furnishings—5.1%
36,385	Mohawk Industries, Inc.(b)	4,818,102

	Home Improvement Retail—12.6%
57,380	Home Depot, Inc. (The)	4,469,328
93,285	Lowe’s Cos., Inc.	4,643,727
23,447	Lumber Liquidators Holdings, Inc.(b)	2,677,413

		11,790,468

	Industrial Machinery—10.4%
30,833	Hyster-Yale Materials Handling, Inc.	2,418,540
72,279	Ingersoll-Rand PLC	4,881,001
17,276	Valmont Industries, Inc.	2,427,278

		9,726,819

	Real Estate Development—2.9%
22,818	Howard Hughes Corp. (The)(b)	2,670,847

	Total Common Stocks (Cost $83,925,111)	93,628,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dynamic Building & Construction Portfolio (PKB) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
79,842	Premier Portfolio—Institutional Class(c) (Cost $79,842)	$79,842

	Total Investments (Cost $84,004,953)—100.1%	93,708,454
	Other assets less liabilities—(0.1)%	(82,436)

	Net Assets—100.0%	$93,626,018

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Portfolio Composition
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Oil & Gas Exploration & Production	62.7
Oil & Gas Refining & Marketing	34.7
Gas Utilities	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Gas Utilities—2.6%
117,159	Questar Corp.	$2,771,982

	Oil & Gas Exploration & Production—62.7%
51,500	Anadarko Petroleum Corp.	4,907,435
54,952	Apache Corp.	4,879,738
62,408	Berry Petroleum Co., Class A	2,979,982
74,963	Carrizo Oil & Gas, Inc.(b)	3,286,378
30,641	Cimarex Energy Co.	3,228,029
71,015	ConocoPhillips	5,205,399
148,534	Denbury Resources, Inc.(b)	2,820,661
38,733	Energen Corp.	3,033,569
29,981	EOG Resources, Inc.	5,348,610
136,749	Marathon Oil Corp.	4,821,770
44,141	Murphy Oil Corp.	2,662,585
76,643	Noble Energy, Inc.	5,742,860
65,511	Oasis Petroleum, Inc.(b)	3,488,461
498,675	SandRidge Energy, Inc.(b)	3,161,599
37,592	SM Energy Co.	3,331,027
93,730	Stone Energy Corp.(b)	3,267,428
50,888	Whiting Petroleum Corp.(b)	3,403,898

		65,569,429

	Oil & Gas Refining & Marketing—34.7%
206,780	Alon USA Energy, Inc. (Israel)	2,497,902
162,127	Alon USA Partners LP (Israel)	2,208,170
59,977	CVR Energy, Inc.	2,382,287
94,347	CVR Refining LP	2,296,406
103,304	Delek US Holdings, Inc. (Israel)	2,639,417
57,736	HollyFrontier Corp.	2,659,320
64,935	Marathon Petroleum Corp.	4,653,242
123,293	Northern Tier Energy LP	2,867,795
116,894	PBF Energy, Inc., Class A	3,077,819
55,719	Tesoro Corp.	2,724,102
132,517	Valero Energy Corp.	5,455,725

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil & Gas Refining & Marketing (continued)
87,563	Western Refining, Inc.	$2,825,658

		36,287,843

	Total Common Stocks and Other Equity Interests (Cost $99,078,115)	104,629,254

	Money Market Fund—0.0%
45,921	Premier Portfolio—Institutional Class(c) (Cost $45,921)	45,921

	Total Investments (Cost $99,124,036)—100.0%	104,675,175
	Other assets less liabilities—(0.0)%	(50,228)

	Net Assets—100.0%	$104,624,947

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition
PowerShares Dynamic Food & Beverage Portfolio (PBJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Packaged Foods & Meats	48.2
Restaurants	11.6
Agricultural Products	10.8
Food Retail	10.8
Food Distributors	7.8
Brewers	5.7
Soft Drinks	5.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Agricultural Products—10.8%
312,630	Archer-Daniels-Midland Co.	$12,786,567
79,232	Bunge Ltd.	6,507,324
208,047	Fresh Del Monte Produce, Inc.	5,531,970

		24,825,861

	Brewers—5.7%
28,343	Boston Beer Co., Inc. (The), Class A(b)	6,507,269
123,066	Molson Coors Brewing Co., Class B	6,645,564

		13,152,833

	Food Distributors—7.8%
91,444	Andersons, Inc. (The)	6,783,316
343,780	Sysco Corp.	11,117,845

		17,901,161

	Food Retail—10.8%
240,267	Ingles Markets, Inc., Class A	6,201,291
300,758	Kroger Co. (The)	12,884,473
837,417	SUPERVALU, Inc.(b)	5,887,042

		24,972,806

	Packaged Foods & Meats—48.2%
486,964	Chiquita Brands International, Inc.(b)	5,040,077
177,537	ConAgra Foods, Inc.	5,647,452
313,378	Dean Foods Co.(b)	6,110,871
288,807	Flowers Foods, Inc.	7,318,369
223,194	General Mills, Inc.	11,253,442
69,569	Green Mountain Coffee Roasters, Inc.(b)	4,369,629
119,717	Hershey Co. (The)	11,880,715
78,061	J & J Snack Foods Corp.	6,679,680
56,568	J.M. Smucker Co. (The)	6,290,927
181,317	Kellogg Co.	11,468,300
212,630	Kraft Foods Group, Inc.	11,562,819
391,671	Pilgrim’s Pride Corp. (Brazil)(b)	5,549,978

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
91,699	Sanderson Farms, Inc.	$5,796,294
200,210	Tootsie Roll Industries, Inc.	6,406,720
207,404	Tyson Foods, Inc., Class A	5,738,869

		111,114,142

	Restaurants—11.6%
146,627	AFC Enterprises, Inc.(b)	6,536,632
97,729	Domino’s Pizza, Inc.	6,553,707
152,046	Jack in the Box, Inc.(b)	6,185,231
304,475	Krispy Kreme Doughnuts, Inc.(b)	7,386,563

		26,662,133

	Soft Drinks—5.0%
138,063	PepsiCo, Inc.	11,609,718

	Total Common Stocks (Cost $216,242,936)	230,238,654

	Money Market Fund—0.1%
157,878	Premier Portfolio—Institutional Class(c) (Cost $157,878)	157,878

	Total Investments (Cost $216,400,814)—100.0%	230,396,532
	Other assets less liabilities—(0.0)%	(85,521)

	Net Assets—100.0%	$230,311,011

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Portfolio Composition
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Restaurants	44.7
Broadcasting	15.1
Movies & Entertainment	12.9
Casinos & Gaming	9.6
Internet Retail	7.4
Hotels, Resorts & Cruise Lines	5.2
Leisure Facilities	5.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Broadcasting—15.1%
104,245	Discovery Communications, Inc., Class A(b)	$9,269,465
59,197	Liberty Media Corp., Class A(b)	9,051,813
109,879	Scripps Networks Interactive, Inc., Class A	8,845,260

		27,166,538

	Casinos & Gaming—9.6%
61,103	Bally Technologies, Inc.(b)	4,469,074
233,303	International Game Technology	4,386,096
249,127	MGM Resorts International(b)	4,743,378
112,316	Multimedia Games Holding Co., Inc.(b)	3,651,393

		17,249,941

	Hotels, Resorts & Cruise Lines—5.2%
126,368	Starwood Hotels & Resorts Worldwide, Inc.	9,303,212

	Internet Retail—7.4%
463,409	Orbitz Worldwide, Inc.(b)	4,281,899
8,609	priceline.com, Inc.(b)	9,072,423

		13,354,322

	Leisure Facilities—5.1%
103,822	Cedar Fair LP	4,760,239
147,244	SeaWorld Entertainment, Inc.	4,421,737

		9,181,976

	Movies & Entertainment—12.9%
125,879	Lions Gate Entertainment Corp.(b)	4,352,896
261,397	Live Nation Entertainment, Inc.(b)	5,081,558
246,349	Regal Entertainment Group, Class A	4,683,095
133,483	Time Warner, Inc.	9,175,621

		23,293,170

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Restaurants—44.7%
107,626	AFC Enterprises, Inc.(b)	$4,797,967
10,558	Biglari Holdings, Inc.(b)	4,603,499
89,887	Bob Evans Farms, Inc.	5,131,649
42,410	Buffalo Wild Wings, Inc.(b)	6,046,818
108,894	CEC Entertainment, Inc.	5,047,237
19,799	Chipotle Mexican Grill, Inc.(b)	10,433,479
44,780	Cracker Barrel Old Country Store, Inc.	4,919,979
71,727	Domino’s Pizza, Inc.	4,810,013
111,599	Jack in the Box, Inc.(b)	4,539,847
223,485	Krispy Kreme Doughnuts, Inc.(b)	5,421,746
67,953	Red Robin Gourmet Burgers, Inc.(b)	5,176,659
276,133	Sonic Corp.(b)	5,329,367
114,568	Starbucks Corp.	9,285,736
582,942	Wendy’s Co. (The)	5,065,766

		80,609,762

	Total Common Stocks and Other Equity Interests (Cost $154,323,950)	180,158,921

	Money Market Fund—0.1%
96,199	Premier Portfolio—Institutional Class(c) (Cost $96,199)	96,199

	Total Investments (Cost $154,420,149)—100.1%	180,255,120
	Other assets less liabilities—(0.1)%	(134,146)

	Net Assets—100.0%	$180,120,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ) (continued)

October 31, 2013

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Portfolio Composition
PowerShares Dynamic Media Portfolio (PBS)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Internet Software & Services	29.5
Broadcasting	21.2
Publishing	10.5
Cable & Satellite	9.8
Advertising	7.8
Movies & Entertainment	7.5
Data Processing & Outsourced Services	3.0
Specialized Finance	2.9
Internet Retail	2.8
IT Consulting & Other Services	2.6
Catalog Retail	2.4
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—7.8%
410,425	Interpublic Group of Cos., Inc. (The)	$6,895,140
358,844	National CineMedia, Inc.	6,286,947
106,381	Omnicom Group, Inc.	7,245,610

		20,427,697

	Broadcasting—21.2%
456,293	Belo Corp., Class A	6,264,903
231,480	CBS Corp., Class B	13,689,727
1,344,154	Cumulus Media, Inc., Class A(b)(c)	8,038,041
152,607	Discovery Communications, Inc., Class A(b)(c)	13,569,815
47,275	Liberty Media Corp., Class A(c)	7,228,820
87,749	Scripps Networks Interactive, Inc., Class A(b)	7,063,794

		55,855,100

	Cable & Satellite—9.8%
263,088	DISH Network Corp., Class A	12,680,842
110,182	Time Warner Cable, Inc.	13,238,367

		25,919,209

	Catalog Retail—2.4%
119,789	HSN, Inc.	6,276,944

	Data Processing & Outsourced Services—3.0%
32,976	Alliance Data Systems Corp.(b)(c)	7,817,291

	Internet Retail—2.8%
22,730	Netflix, Inc.(c)	7,329,970

	Internet Software & Services—29.5%
322,280	Blucora, Inc.(b)(c)	7,615,476
43,441	CoStar Group, Inc.(b)(c)	7,688,623

Number of Shares		Value
	Common Stocks (continued)
	Internet Software & Services (continued)
13,971	Google, Inc., Class A(c)	$14,398,233
49,277	LinkedIn Corp., Class A(c)	11,021,787
129,980	Shutterstock, Inc.(b)(c)	9,202,584
155,396	Trulia, Inc.(b)(c)	6,211,178
205,348	WebMD Health Corp.(b)(c)	7,232,356
436,157	Yahoo!, Inc.(c)	14,362,650

		77,732,887

	IT Consulting & Other Services—2.6%
431,569	Sapient Corp.(c)	6,823,106

	Movies & Entertainment—7.5%
184,292	Lions Gate Entertainment Corp.(b)(c)	6,372,817
195,413	Time Warner, Inc.	13,432,690

		19,805,507

	Publishing—10.5%
267,826	Gannett Co., Inc.(b)	7,410,746
150,008	Meredith Corp.	7,695,410
218,635	Scholastic Corp.	6,272,638
234,186	Valassis Communications, Inc.(b)	6,407,329

		27,786,123

	Specialized Finance—2.9%
110,538	McGraw Hill Financial, Inc.	7,702,288

	Total Common Stocks (Cost $232,253,767)	263,476,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Dynamic Media Portfolio (PBS) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
147,405	Premier Portfolio—Institutional Class(d) (Cost $147,405)	$147,405

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $232,401,172)—100.1%	263,623,527

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—15.0%
39,493,550	Invesco Liquid Assets Portfolio—Institutional Class (Cost $39,493,550)(d)(e)	39,493,550

	Total Investments (Cost $271,894,722)—115.1%	303,117,077
	Other assets less liabilities—(15.1)%	(39,651,728)

	Net Assets—100.0%	$263,465,349

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Portfolio Composition
PowerShares Dynamic Networking Portfolio (PXQ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Communications Equipment	59.2
Systems Software	11.2
Electronic Components	8.1
Application Software	6.7
Electronic Manufacturing Services	6.3
Computer Storage & Peripherals	3.0
Internet Software & Services	2.8
Semiconductors	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—6.7%
21,632	Citrix Systems, Inc.(b)	$1,228,265
33,617	NetScout Systems, Inc.(b)	952,034

		2,180,299

	Communications Equipment—59.2%
34,620	ADTRAN, Inc.	812,878
53,289	ARRIS Group, Inc.(b)	951,741
50,213	Aruba Networks, Inc.(b)	941,996
112,843	Brocade Communications Systems, Inc.(b)	905,001
64,983	Calix, Inc.(b)	660,877
41,920	Ciena Corp.(b)	975,478
65,676	Cisco Systems, Inc.	1,477,710
18,360	F5 Networks, Inc.(b)	1,496,524
40,793	Finisar Corp.(b)	938,647
118,109	Harmonic, Inc.(b)	863,377
90,080	Infinera Corp.(b)	919,717
80,999	Juniper Networks, Inc.(b)	1,509,821
27,333	Motorola Solutions, Inc.	1,708,859
28,855	NETGEAR, Inc.(b)	829,870
23,097	QUALCOMM, Inc.	1,604,548
61,444	Ruckus Wireless, Inc.(b)	890,938
242,039	Sonus Networks, Inc.(b)	726,117
376,143	Tellabs, Inc.	917,789

		19,131,888

	Computer Storage & Peripherals—3.0%
78,851	QLogic Corp.(b)	973,810

	Electronic Components—8.1%
20,205	Amphenol Corp., Class A	1,622,259
14,722	Belden, Inc.	990,202

		2,612,461

Number of Shares		Value
	Common Stocks (continued)
	Electronic Manufacturing Services—6.3%
52,754	Molex, Inc.	$2,036,304

	Internet Software & Services—2.8%
28,031	LogMeIn, Inc.(b)	905,401

	Semiconductors—2.7%
21,992	Cavium, Inc.(b)	886,498

	Systems Software—11.2%
24,705	Gigamon, Inc.(b)	760,420
23,927	Infoblox, Inc.(b)	1,063,555
28,985	Proofpoint, Inc.(b)	917,085
41,772	Qualys, Inc.(b)	868,858

		3,609,918

	Total Common Stocks (Cost $28,286,078)	32,336,579

	Money Market Fund—0.2%
79,288	Premier Portfolio—Institutional Class(c) (Cost $79,288)	79,288

	Total Investments (Cost $28,365,366)—100.2%	32,415,867
	Other assets less liabilities—(0.2)%	(76,130)

	Net Assets—100.0%	$32,339,737

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Oil & Gas Equipment & Services	72.2
Oil & Gas Drilling	27.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Oil & Gas Drilling—27.8%
53,093	Atwood Oceanics, Inc.(b)	$2,820,831
84,644	Diamond Offshore Drilling, Inc.	5,242,003
46,895	Helmerich & Payne, Inc.	3,636,707
191,965	Nabors Industries Ltd.	3,355,548
145,693	Noble Corp.	5,492,626
515,027	Parker Drilling Co.(b)	3,708,195
150,907	Patterson-UTI Energy, Inc.	3,661,004
120,093	Transocean Ltd.	5,652,778

		33,569,692

	Oil & Gas Equipment & Services—72.2%
116,580	Baker Hughes, Inc.	6,772,132
44,996	Bristow Group, Inc.	3,620,828
143,997	C&J Energy Services, Inc.(b)	3,317,691
19,512	Core Laboratories NV	3,653,037
28,980	Dril-Quip, Inc.(b)	3,402,832
107,774	Exterran Holdings, Inc.(b)	3,076,948
105,845	Exterran Partners LP	3,285,429
101,059	FMC Technologies, Inc.(b)	5,108,533
64,295	Gulfmark Offshore, Inc., Class A	3,200,605
112,912	Halliburton Co.	5,987,723
118,108	Helix Energy Solutions Group, Inc.(b)	2,794,435
54,264	Hornbeck Offshore Services, Inc.(b)	2,999,171
443,217	Key Energy Services, Inc.(b)	3,465,957
265,611	Newpark Resources, Inc.(b)	3,386,540
38,106	Oceaneering International, Inc.	3,272,543
33,135	Oil States International, Inc.(b)	3,599,455
207,021	RPC, Inc.	3,796,765
66,961	Schlumberger Ltd.	6,275,585
35,583	SEACOR Holdings, Inc.	3,480,017
120,368	Superior Energy Services, Inc.(b)	3,229,474
191,343	Tesco Corp.(b)	3,287,273

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil & Gas Equipment & Services (continued)
363,501	Weatherford International Ltd.(b)	$5,975,956

		86,988,929

	Total Common Stocks and Other Equity Interests (Cost $108,729,970)	120,558,621

	Money Market Fund—0.1%
67,577	Premier Portfolio—Institutional Class(c) (Cost $67,577)	67,577

	Total Investments (Cost $108,797,547)—100.1%	120,626,198
	Other assets less liabilities—(0.1)%	(130,577)

	Net Assets—100.0%	$120,495,621

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Portfolio Composition
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Pharmaceuticals	69.3
Biotechnology	22.3
Health Care Equipment	5.7
Personal Products	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—22.3%
333,128	Amgen, Inc.	$38,642,848
97,351	Biogen Idec, Inc.(b)	23,772,141
259,266	Celgene Corp.(b)	38,498,408
602,144	Gilead Sciences, Inc.(b)	42,746,203
431,225	Ligand Pharmaceuticals, Inc., Class B(b)	22,320,206

		165,979,806

	Health Care Equipment—5.7%
622,190	Abbott Laboratories	22,741,045
298,136	Baxter International, Inc.	19,638,218

		42,379,263

	Personal Products—2.7%
638,672	Prestige Brands Holdings, Inc.(b)	19,945,726

	Pharmaceuticals—69.3%
153,405	Actavis PLC(b)	23,713,345
1,154,021	Akorn, Inc.(b)	23,588,189
234,638	Allergan, Inc.	21,260,549
1,188,415	Auxilium Pharmaceuticals, Inc.(b)	20,452,622
870,503	Bristol-Myers Squibb Co.	45,718,818
706,053	Eli Lilly & Co.	35,175,561
504,698	Endo Health Solutions, Inc.(b)	22,070,444
487,609	Forest Laboratories, Inc.(b)	22,932,251
531,327	Hospira, Inc.(b)	21,529,370
1,017,561	Impax Laboratories, Inc.(b)	20,615,786
419,984	Johnson & Johnson	38,894,718
656,050	Medicines Co. (The)(b)	22,253,216
767,412	Merck & Co., Inc.	34,602,607
586,813	Mylan, Inc.(b)	22,222,608
170,618	Perrigo Co.	23,526,516
1,286,464	Pfizer, Inc.	39,468,716
311,008	Questcor Pharmaceuticals, Inc.	19,086,561
309,796	Salix Pharmaceuticals Ltd.(b)	22,227,863
920,868	Santarus, Inc.(b)	21,483,850

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,655,051	VIVUS, Inc.(b)	$15,540,929

		516,364,519

	Total Common Stocks (Cost $589,299,164)	744,669,314

	Money Market Fund—0.0%
273,185	Premier Portfolio—Institutional Class(c) (Cost $273,185)	273,185

	Total Investments (Cost $589,572,349)—100.0%	744,942,499
	Other assets less liabilities—(0.0)%	(173,892)

	Net Assets—100.0%	$744,768,607

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Portfolio Composition
PowerShares Dynamic Retail Portfolio (PMR)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Food Retail	21.8
Drug Retail	14.2
Hypermarkets & Super Centers	12.7
Computer & Electronics Retail	12.4
Automotive Retail	9.4
Apparel Retail	7.9
Home Improvement Retail	7.7
Internet Software & Services	5.3
Trucking	3.0
Home Furnishing Retail	2.8
Forest Products	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Apparel Retail—7.9%
37,776	Brown Shoe Co., Inc.	$847,693
33,661	Cato Corp. (The), Class A	1,008,820
15,925	Children’s Place Retail Stores, Inc. (The)(b)	869,346

		2,725,859

	Automotive Retail—9.4%
12,906	Lithia Motors, Inc., Class A	811,142
12,654	O’Reilly Automotive, Inc.(b)	1,566,692
21,699	Penske Automotive Group, Inc.	859,714

		3,237,548

	Computer & Electronics Retail—12.4%
43,130	Best Buy Co., Inc.	1,845,964
16,867	GameStop Corp., Class A	924,649
46,765	hhgregg, Inc.(b)	725,325
22,579	Rent-A-Center, Inc.	773,105

		4,269,043

	Drug Retail—14.2%
26,747	CVS Caremark Corp.	1,665,268
244,774	Rite Aid Corp.(b)	1,304,646
32,301	Walgreen Co.	1,913,511

		4,883,425

	Food Retail—21.8%
17,351	Fresh Market, Inc. (The)(b)	883,339
33,890	Ingles Markets, Inc., Class A	874,701

Number of Shares		Value
	Common Stocks (continued)
	Food Retail (continued)
42,423	Kroger Co. (The)	$1,817,401
32,700	Safeway, Inc.	1,141,230
22,915	Sprouts Farmers Market, Inc.(b)	1,055,465
118,119	SUPERVALU, Inc.(b)	830,377
18,027	Weis Markets, Inc.	922,442

		7,524,955

	Forest Products—2.7%
36,663	Boise Cascade Co.(b)	938,939

	Home Improvement Retail—7.7%
33,886	Lowe’s Cos., Inc.	1,686,845
8,519	Lumber Liquidators Holdings, Inc.(b)	972,785

		2,659,630

	Home Furnishing Retail—2.8%
34,982	Haverty Furniture Cos., Inc.	972,849

	Hypermarkets & Super Centers—12.7%
13,879	Costco Wholesale Corp.	1,637,722
9,852	PriceSmart, Inc.	1,121,059
21,276	Wal-Mart Stores, Inc.	1,632,933

		4,391,714

	Internet Software & Services—5.3%
20,222	Stamps.com, Inc.(b)	918,888
74,313	United Online, Inc.	905,870

		1,824,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Dynamic Retail Portfolio (PMR) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Trucking—3.0%
5,177	AMERCO	$1,045,392

	Total Common Stocks (Cost $30,273,235)	34,474,112

	Money Market Fund—0.2%
69,591	Premier Portfolio—Institutional Class(c) (Cost $69,591)	69,591

	Total Investments (Cost $30,342,826)—100.1%	34,543,703
	Other assets less liabilities—(0.1)%	(26,432)

	Net Assets—100.0%	$34,517,271

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Portfolio Composition
PowerShares Dynamic Semiconductors Portfolio (PSI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Semiconductors	66.5
Semiconductor Equipment	30.8
Communications Equipment	2.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Communications Equipment—2.7%
10,519	InterDigital, Inc.	$407,611

	Semiconductor Equipment—30.8%
20,509	Advanced Energy Industries, Inc.(b)	428,228
93,234	Amkor Technology, Inc.(b)	495,073
45,666	Applied Materials, Inc.	815,138
15,228	ATMI, Inc.(b)	416,333
42,486	Brooks Automation, Inc.	409,565
39,773	Entegris, Inc.(b)	411,651
12,428	KLA-Tencor Corp.	815,277
33,803	Kulicke & Soffa Industries, Inc. (Singapore)(b)	436,059
8,011	Lam Research Corp.(b)	434,436

		4,661,760

	Semiconductors—66.5%
14,810	Analog Devices, Inc.	730,133
34,747	Applied Micro Circuits Corp.(b)	405,150
6,738	Cree, Inc.(b)	409,334
15,015	Diodes, Inc.(b)	363,663
30,595	Exar Corp.(b)	352,760
42,925	Integrated Device Technology, Inc.(b)	456,722
31,184	Intel Corp.	761,825
15,655	International Rectifier Corp.(b)	407,656
36,053	Intersil Corp., Class A	402,352
17,881	Linear Technology Corp.	735,624
18,283	Magnachip Semiconductor Corp. (South Korea)(b)	341,709
30,874	Marvell Technology Group Ltd.	370,488
50,512	Micron Technology, Inc.(b)	893,052
12,210	Monolithic Power Systems, Inc.	388,767
25,346	NVIDIA Corp.	384,752
51,639	ON Semiconductor Corp.(b)	364,571
7,173	Power Integrations, Inc.	412,017
17,944	Texas Instruments, Inc.	755,084

Number of Shares		Value
	Common Stocks (continued)
	Semiconductors (continued)
49,585	TriQuint Semiconductor, Inc.(b)	$393,209
15,787	Xilinx, Inc.	717,046

		10,045,914

	Total Common Stocks (Cost $13,182,854)	15,115,285

	Money Market Fund—0.4%
56,666	Premier Portfolio—Institutional Class(c) (Cost $56,666)	56,666

	Total Investments (Cost $13,239,520)—100.4%	15,171,951
	Other assets less liabilities—(0.4)%	(61,265)

	Net Assets—100.0%	$15,110,686

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Portfolio Composition
PowerShares Dynamic Software Portfolio (PSJ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Application Software	41.1
Health Care Technology	17.8
Home Entertainment Software	12.5
Systems Software	9.7
Data Processing & Outsourced Services	9.3
Semiconductor Equipment	3.1
IT Consulting & Other Services	2.8
Internet Software & Services	2.4
Education Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Application Software—41.1%
59,834	Adobe Systems, Inc.(b)	$3,243,003
55,321	Advent Software, Inc.	1,856,020
32,596	ANSYS, Inc.(b)	2,850,520
44,664	Aspen Technology, Inc.(b)	1,707,505
41,452	Blackbaud, Inc.	1,492,272
49,359	Comverse, Inc.(b)	1,558,757
25,350	Interactive Intelligence Group, Inc.(b)	1,557,757
17,064	Manhattan Associates, Inc.(b)	1,817,487
67,379	Mentor Graphics Corp.	1,487,728
57,985	Monotype Imaging Holdings, Inc.	1,636,337
42,190	SS&C Technologies Holdings, Inc.(b)	1,658,067
20,207	Tyler Technologies, Inc.(b)	1,954,219

		22,819,672

	Data Processing & Outsourced Services—9.3%
63,429	CSG Systems International, Inc.	1,767,132
20,921	DST Systems, Inc.	1,773,473
29,922	Jack Henry & Associates, Inc.	1,634,040

		5,174,645

	Education Services—1.4%
41,121	K12, Inc.(b)	751,692

	Health Care Technology—17.8%
102,690	Allscripts Healthcare Solutions, Inc.(b)	1,420,203
59,431	Cerner Corp.(b)	3,329,919
45,041	HealthStream, Inc.(b)	1,608,864
16,694	Medidata Solutions, Inc.(b)	1,841,515
72,166	Quality Systems, Inc.	1,646,828

		9,847,329

Number of Shares		Value
	Common Stocks (continued)
	Home Entertainment Software—12.5%
167,732	Activision Blizzard, Inc.	$2,791,060
102,755	Electronic Arts, Inc.(b)	2,697,319
81,325	Take-Two Interactive Software, Inc.(b)	1,456,531

		6,944,910

	Internet Software & Services—2.4%
41,930	Cvent, Inc.(b)	1,299,411

	IT Consulting & Other Services—2.8%
40,508	Amdocs Ltd.	1,557,533

	Semiconductor Equipment—3.1%
75,220	PDF Solutions, Inc.(b)	1,727,803

	Systems Software—9.7%
93,586	CA, Inc.	2,972,291
106,887	Symantec Corp.	2,430,611

		5,402,902

	Total Common Stocks (Cost $46,607,463)	55,525,897

	Money Market Fund—0.1%
67,670	Premier Portfolio—Institutional Class(c) (Cost $67,670)	67,670

	Total Investments (Cost $46,675,133)—100.2%	55,593,567
	Other assets less liabilities—(0.2)%	(95,743)

	Net Assets—100.0%	$55,497,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Dynamic Software Portfolio (PSJ) (continued)

October 31, 2013

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Assets:
Unaffiliated investments, at value(a)	$261,500,274	$93,628,612	$104,629,254	$230,238,654	$180,158,921
Affiliated investments, at value	125,541	79,842	45,921	157,878	96,199

Total investments, at value	261,625,815	93,708,454	104,675,175	230,396,532	180,255,120
Receivables:
Investments sold	77,551	—	—	—	—
Dividends	3	38,627	87,080	124,983	29,888
Shares sold	—	—	1,660,713	9,108,345	13,172,589
Security lending	—	—	—	—	—
Other assets	1,195	812	813	1,195	813

Total Assets	261,704,564	93,747,893	106,423,781	239,631,055	193,458,410

Liabilities:
Payables:
Expenses recaptured	—	72	—	6,489	4,456
Shares repurchased	—	—	—	9,096,631	13,180,239
Collateral upon return of securities loaned	—	—	—	—	—
Investments purchased	—	—	1,660,632	—	—
Accrued advisory fees	98,494	39,532	40,000	94,117	66,013
Accrued trustees fees	19,032	12,515	14,507	16,673	12,257
Accrued expenses	94,302	69,756	83,695	106,134	74,471

Total Liabilities	211,828	121,875	1,798,834	9,320,044	13,337,436

Net Assets	$261,492,736	$93,626,018	$104,624,947	$230,311,011	$180,120,974

Net Assets Consist of:
Shares of beneficial interest	$347,501,914	$94,948,604	$131,189,717	$233,150,265	$162,568,702
Undistributed net investment income (loss)	(383,189)	(81,236)	25,562	297,487	(68,063)
Undistributed net realized gain (loss)	(133,264,396)	(10,944,851)	(32,141,471)	(17,132,459)	(8,214,636)
Net unrealized appreciation	47,638,407	9,703,501	5,551,139	13,995,718	25,834,971

Net Assets	$261,492,736	$93,626,018	$104,624,947	$230,311,011	$180,120,974

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,450,000	4,500,000	3,150,000	8,850,000	5,450,000
Net asset value	$35.10	$20.81	$33.21	$26.02	$33.05

Market price	$35.15	$20.84	$33.28	$26.03	$33.10

Unaffiliated investments, at cost	$213,861,867	$83,925,111	$99,078,115	$216,242,936	$154,323,950

Affiliated investments, at cost	$125,541	$79,842	$45,921	$157,878	$96,199

Total investments, at cost	$213,987,408	$84,004,953	$99,124,036	$216,400,814	$154,420,149

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$263,476,122	$32,336,579	$120,558,621	$744,669,314	$34,474,112	$15,115,285	$55,525,897
39,640,955	79,288	67,577	273,185	69,591	56,666	67,670

303,117,077	32,415,867	120,626,198	744,942,499	34,543,703	15,171,951	55,593,567

—	—	—	—	757,361	2,666,670	—
69,339	2,976	22,855	375,417	17,528	6,335	2
2,437,341	—	—	2,446,898	—	—	—
4,173	—	—	—	—	—	—
813	813	1,195	813	812	812	813

305,628,743	32,419,656	120,650,248	747,765,627	35,319,404	17,845,768	55,594,382

12,641	—	—	5,058	—	—	—
2,437,785	—	—	2,446,277	—	2,666,591	—
39,493,550	—	—	—	—	—	—
—	—	—	—	717,697	—	—
108,028	7,410	50,411	301,068	9,647	1,394	20,294
14,208	12,041	20,325	21,234	11,211	11,752	12,312
97,182	60,468	83,891	223,383	63,578	55,345	63,952

42,163,394	79,919	154,627	2,997,020	802,133	2,735,082	96,558

$263,465,349	$32,339,737	$120,495,621	$744,768,607	$34,517,271	$15,110,686	$55,497,824

$249,616,429	$60,586,845	$304,406,844	$592,940,717	$44,075,273	$65,397,610	$67,196,856
(48,571)	(16,281)	(73,248)	176,090	6,933	(13,700)	(8,494)
(17,324,864)	(32,281,328)	(195,666,626)	(3,718,350)	(13,765,812)	(52,205,655)	(20,608,972)
31,222,355	4,050,501	11,828,651	155,370,150	4,200,877	1,932,431	8,918,434

$263,465,349	$32,339,737	$120,495,621	$744,768,607	$34,517,271	$15,110,686	$55,497,824

10,950,000	1,100,000	4,600,000	15,550,000	1,000,000	850,000	1,650,000
$24.06	$29.40	$26.19	$47.90	$34.52	$17.78	$33.64

$24.09	$29.41	$26.21	$47.97	$34.57	$17.73	$33.66

$232,253,767	$28,286,078	$108,729,970	$589,299,164	$30,273,235	$13,182,854	$46,607,463

$39,640,955	$79,288	$67,577	$273,185	$69,591	$56,666	$67,670

$271,894,722	$28,365,366	$108,797,547	$589,572,349	$30,342,826	$13,239,520	$46,675,133

$38,413,275	$—	$—	$—	$—	$—	$—

23

Statements of Operations

For the six months ended October 31, 2013

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Investment Income:
Unaffiliated dividend income	$342,731	$315,054	$1,297,788	$2,261,671	$585,600
Affiliated dividend income	5	4	8	7	5
Securities lending income	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—

Total Income	342,736	315,058	1,297,796	2,261,678	585,605

Expenses:
Advisory fees	479,526	257,418	253,668	668,158	309,985
Sub-licensing	28,772	15,445	15,220	40,090	18,599
Accounting & administration fees	18,114	18,046	18,046	22,534	18,046
Recapture	17,548	2,440	—	66,671	11,552
Professional fees	15,460	14,103	14,769	15,508	14,357
Trustees fees	6,215	5,443	5,462	8,066	5,392
Custodian & transfer agent fees	2,432	2,611	3,731	3,429	2,402
Other expenses	14,048	8,263	18,207	16,813	9,837

Total Expenses	582,115	323,769	329,103	841,269	390,170

Waivers	(33)	(24)	(1,668)	(41)	(26)

Net Expenses	582,082	323,745	327,435	841,228	390,144

Net Investment Income (Loss)	(239,346)	(8,687)	970,361	1,420,450	195,461

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	2,139,668	(1,252,015)	(1,818,144)	7,323,967	4,258,010
In-kind redemptions	29,868,381	8,955,466	16,050,731	21,895,302	7,905,417
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—

Net realized gain	32,008,049	7,703,451	14,232,587	29,219,269	12,163,427

Net change in unrealized appreciation (depreciation) on investment securities	8,201,360	(2,942,499)	(5,617,661)	(5,324,213)	12,090,617

Net realized and unrealized gain	40,209,409	4,760,952	8,614,926	23,895,056	24,254,044

Net increase in net assets resulting from operations	$39,970,063	$4,752,265	$9,585,287	$25,315,506	$24,449,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$983,145	$92,271	$497,539	$3,549,502	$204,248	$102,092	$163,040
8	4	5	17	3	3	11
20,077	—	—	—	—	—	—
—	—	(2,844)	—	—	—	—

1,003,230	92,275	494,700	3,549,519	204,251	102,095	163,051

520,370	80,105	291,643	1,546,940	79,541	42,222	130,010
31,222	4,806	17,499	92,817	4,772	2,533	7,801
18,201	18,046	18,046	49,118	18,046	18,046	18,046
48,455	—	118	18,411	—	—	—
15,507	14,328	15,444	18,602	14,418	13,762	14,221
6,381	4,352	5,505	11,617	4,291	4,174	4,644
3,581	2,238	2,445	4,187	2,594	2,099	2,022
11,822	8,221	13,561	30,232	6,433	5,405	7,075

655,539	132,096	364,261	1,771,924	130,095	88,241	183,819

(43)	(31,796)	(30)	(96)	(30,497)	(35,669)	(20,662)

655,496	100,300	364,231	1,771,828	99,598	52,572	163,157

347,734	(8,025)	130,469	1,777,691	104,653	49,523	(106)

(2,090,767)	(1,474,988)	(3,412,748)	2,558,266	(13,432)	(299,527)	395,165
29,406,584	2,770,402	5,862,379	22,860,222	4,098,457	2,297,324	4,148,591
—	—	2,071,089	—	—	—	—

27,315,817	1,295,414	4,520,720	25,418,488	4,085,025	1,997,797	4,543,756

9,354,465	4,185,419	13,267,606	69,006,767	703,411	749,999	1,290,638

36,670,282	5,480,833	17,788,326	94,425,255	4,788,436	2,747,796	5,834,394

$37,018,016	$5,472,808	$17,918,795	$96,202,946	$4,893,089	$2,797,319	$5,834,288

25

Statements of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(239,346)	$(265,369)	$(8,687)	$241,987
Net realized gain (loss)	32,008,049	12,127,152	7,703,451	8,903,971
Net change in unrealized appreciation (depreciation)	8,201,360	21,227,732	(2,942,499)	8,901,943

Net increase (decrease) in net assets resulting from operations	39,970,063	33,089,515	4,752,265	18,047,901

Distributions to Shareholders from:
Net investment income	—	—	—	(322,061)

Shareholder Transactions:
Proceeds from shares sold	138,982,557	79,409,291	39,996,985	117,839,052
Value of shares repurchased	(72,913,267)	(93,948,251)	(55,244,057)	(62,044,425)

Net increase (decrease) in net assets resulting from shares transactions	66,069,290	(14,538,960)	(15,247,072)	55,794,627

Increase (Decrease) in Net Assets	106,039,353	18,550,555	(10,494,807)	73,520,467

Net Assets:
Beginning of period	155,453,383	136,902,828	104,120,825	30,600,358

End of period	$261,492,736	$155,453,383	$93,626,018	$104,120,825

Undistributed net investment income (loss) at end of period	$(383,189)	$(143,843)	$(81,236)	$(72,549)

Changes in Shares Outstanding:
Shares sold	4,200,000	3,450,000	2,000,000	6,850,000
Shares repurchased	(2,250,000)	(4,100,000)	(2,800,000)	(3,700,000)
Shares outstanding, beginning of period	5,500,000	6,150,000	5,300,000	2,150,000

Shares outstanding, end of period	7,450,000	5,500,000	4,500,000	5,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$970,361	$1,477,559	$1,420,450	$1,693,886	$195,461	$321,637	$347,734	$881,044
14,232,587	2,451,491	29,219,269	9,879,651	12,163,427	7,601,493	27,315,817	22,114,907
(5,617,661)	11,077,590	(5,324,213)	12,783,411	12,090,617	5,981,019	9,354,465	11,226,828

9,585,287	15,006,640	25,315,506	24,356,948	24,449,505	13,904,149	37,018,016	34,222,779

(1,209,069)	(1,748,096)	(1,334,293)	(1,927,726)	(255,723)	(444,843)	(455,656)	(917,905)

110,700,047	85,567,201	134,803,081	213,982,354	124,133,048	98,219,830	223,763,766	167,843,900
(118,878,295)	(61,990,794)	(164,699,605)	(169,224,165)	(53,971,198)	(83,592,336)	(147,649,177)	(188,335,046)

(8,178,248)	23,576,407	(29,896,524)	44,758,189	70,161,850	14,627,494	76,114,589	(20,491,146)

197,970	36,834,951	(5,915,311)	67,187,411	94,355,632	28,086,800	112,676,949	12,813,728

104,426,977	67,592,026	236,226,322	169,038,911	85,765,342	57,678,542	150,788,400	137,974,672

$104,624,947	$104,426,977	$230,311,011	$236,226,322	$180,120,974	$85,765,342	$263,465,349	$150,788,400

$25,562	$264,270	$297,487	$211,330	$(68,063)	$(7,801)	$(48,571)	$59,351

3,550,000	3,000,000	5,400,000	9,800,000	4,150,000	4,300,000	10,300,000	9,950,000
(3,850,000)	(2,300,000)	(6,550,000)	(8,350,000)	(1,850,000)	(3,750,000)	(6,850,000)	(11,750,000)
3,450,000	2,750,000	10,000,000	8,550,000	3,150,000	2,600,000	7,500,000	9,300,000

3,150,000	3,450,000	8,850,000	10,000,000	5,450,000	3,150,000	10,950,000	7,500,000

27

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Dynamic Networking Portfolio (PXQ)		PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$(8,025)	$385,175	$130,469	$228,116
Net realized gain (loss)	1,295,414	(7,027,151)	2,449,631	(6,085,786)
Net increase from payment by affiliate (see Note 3)	—	—	2,071,089	—
Net change in unrealized appreciation (depreciation)	4,185,419	(2,041,654)	13,267,606	14,972,383

Net increase (decrease) in net assets resulting from operations	5,472,808	(8,683,630)	17,918,795	9,114,713

Distributions to Shareholders from:
Net investment income	(230,610)	(93,171)	(274,873)	(143,856)

Shareholder Transactions:
Proceeds from shares sold	8,252,130	11,278,766	58,612,916	149,307,907
Value of shares repurchased	(11,154,207)	(54,241,007)	(72,733,925)	(188,790,791)

Net increase (decrease) in net assets resulting from shares transactions	(2,902,077)	(42,962,241)	(14,121,009)	(39,482,884)

Increase (Decrease) in Net Assets	2,340,121	(51,739,042)	3,522,913	(30,512,027)

Net Assets:
Beginning of period	29,999,616	81,738,658	116,972,708	147,484,735

End of period	$32,339,737	$29,999,616	$120,495,621	$116,972,708

Undistributed net investment income (loss) at end of period	$(16,281)	$222,354	$(73,248)	$71,156

Changes in Shares Outstanding:
Shares sold	300,000	450,000	2,450,000	7,200,000
Shares repurchased	(400,000)	(2,200,000)	(3,050,000)	(9,200,000)
Shares outstanding, beginning of period	1,200,000	2,950,000	5,200,000	7,200,000

Shares outstanding, end of period	1,100,000	1,200,000	4,600,000	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)		PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$1,777,691	$5,001,201	$104,653	$1,272,606	$49,523	$135,816	$(106)	$(12,345)
25,418,488	24,761,162	4,085,025	3,492,860	1,997,797	(742,479)	4,543,756	2,492,754
—	—	—	—	—	—	—	—
69,006,767	57,938,799	703,411	(2,243,383)	749,999	(64,085)	1,290,638	2,706,450

96,202,946	87,701,162	4,893,089	2,522,083	2,797,319	(670,748)	5,834,288	5,186,859

(2,136,670)	(4,861,110)	(135,621)	(1,304,529)	(107,690)	(140,761)	—	—

230,784,770	215,166,666	28,380,820	63,080,768	8,097,539	10,919,661	21,756,437	36,626,496
(48,387,772)	(100,086,731)	(23,371,337)	(116,191,131)	(12,420,852)	(14,625,193)	(20,350,108)	(43,265,846)

182,396,998	115,079,935	5,009,483	(53,110,363)	(4,323,313)	(3,705,532)	1,406,329	(6,639,350)

276,463,274	197,919,987	9,766,951	(51,892,809)	(1,633,684)	(4,517,041)	7,240,617	(1,452,491)

468,305,333	270,385,346	24,750,320	76,643,129	16,744,370	21,261,411	48,257,207	49,709,698

$744,768,607	$468,305,333	$34,517,271	$24,750,320	$15,110,686	$16,744,370	$55,497,824	$48,257,207

$176,090	$535,069	$6,933	$37,901	$(13,700)	$44,467	$(8,494)	$(8,388)

5,150,000	6,050,000	900,000	2,500,000	500,000	750,000	700,000	1,350,000
(1,100,000)	(3,000,000)	(750,000)	(4,600,000)	(750,000)	(1,000,000)	(650,000)	(1,600,000)
11,500,000	8,450,000	850,000	2,950,000	1,100,000	1,350,000	1,600,000	1,850,000

15,550,000	11,500,000	1,000,000	850,000	850,000	1,100,000	1,650,000	1,600,000

29

Financial Highlights

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$28.26		$22.26	$23.14	$19.67	$12.90		$17.77
Net investment income (loss)(a)	(0.04)		(0.05)	(0.04)	(0.05)	0.06	(b)	(0.06)
Net realized and unrealized gain (loss) on investments	6.88		6.05	(0.84)	3.52	6.79		(4.81)
Total from investment operations	6.84		6.00	(0.88)	3.47	6.85		(4.87)
Distributions to shareholders from:
Net investment income	—		—	—	—	(0.06)		—
Return of capital	—		—	—	—	(0.02)		—
Total distributions	—		—	—	—	(0.08)		—
Net asset value at end of period	$35.10		$28.26	$22.26	$23.14	$19.67		$12.90
Market price at end of period(c)	$35.15		$28.27	$22.21	$23.18	$19.68		$12.87
Net Asset Value Total Return:(d)	24.20%		26.96%	(3.80)%	17.64%	53.19%		(27.41)%
Market Price Total Return(d)	24.34%		27.29%	(4.18)%	17.78%	53.63%		(27.62)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$261,493		$155,453	$136,903	$217,553	$214,391		$139,297
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.61	%(e)	0.63%	0.64%	0.65%	0.61%		0.62%
Net investment income (loss), after Waivers	(0.25	)%(e)	(0.20)%	(0.21)%	(0.23)%	0.36	%(b)	(0.38)%
Portfolio turnover rate(f)	39%		53%	53%	81%	80%		93%

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011		2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$19.65		$14.23	$14.11	$13.92		$10.92	$17.25
Net investment income(a)	(0.00	)(g)	0.07	0.02	0.68	(h)	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.16		5.44	0.12	0.29	(i)	3.01	(6.33)
Total from investment operations	1.16		5.51	0.14	0.97		3.02	(6.31)
Distributions to shareholders from:
Net investment income	—		(0.09)	(0.02)	(0.66)		(0.02)	(0.02)
Return of capital	—		—	—	(0.12)		—	—
Total distributions	—		(0.09)	(0.02)	(0.78)		(0.02)	(0.02)
Net asset value at end of period	$20.81		$19.65	$14.23	$14.11		$13.92	$10.92
Market price at end of period(c)	$20.84		$19.63	$14.20	$14.09		$13.92	$10.94
Net Asset Value Total Return:(d)	5.90%		38.85%	0.99%	7.49%		27.65%	(36.61)%
Market Price Total Return(d)	6.16%		39.01%	0.92%	7.34%		27.42%	(36.46)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$93,626		$104,121	$30,600	$40,204		$50,114	$49,142
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.63	%(e)	0.69%	1.01%	0.91%		0.76%	1.06%
Net investment income (loss), after Waivers	(0.02	)%(e)	0.44%	0.12%	5.25	%(h)	0.07%	0.19%
Portfolio turnover rate(f)	74%		95%	72%	75%		59%	50%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than $0.005.
(h)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.
(i)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$30.27		$24.58	$27.67	$18.46	$13.17	$26.69
Net investment income(a)	0.30		0.53	0.19	0.12	0.10	0.06
Net realized and unrealized gain (loss) on investments	3.03		5.81	(2.94)	9.21	5.27	(13.50)
Total from investment operations	3.33		6.34	(2.75)	9.33	5.37	(13.44)
Distributions to shareholders from:
Net investment income	(0.39)		(0.65)	(0.34)	(0.12)	(0.07)	(0.08)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.39)		(0.65)	(0.34)	(0.12)	(0.08)	(0.08)
Net asset value at end of period	$33.21		$30.27	$24.58	$27.67	$18.46	$13.17
Market price at end of period(b)	$33.28		$30.23	$24.57	$27.65	$18.46	$13.15
Net Asset Value Total Return:(c)	11.15%		26.14%	(9.86)%	50.80%	40.87%	(50.42)%
Market Price Total Return(c)	11.53%		26.03%	(9.83)%	50.69%	41.08%	(50.44)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,625		$104,427	$67,592	$118,975	$59,983	$51,344
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.65	%(d)	0.69%	0.73%	0.76%	0.76%	0.69%
Net investment income, after Waivers	1.91	%(d)	1.97%	0.81%	0.57%	0.62%	0.30%
Portfolio turnover rate(e)	51%		80%	94%	57%	68%	68%

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$23.62		$19.77	$19.76	$16.00	$12.73	$16.73
Net investment income(a)	0.14		0.26	0.22	0.24	0.20	0.25
Net realized and unrealized gain (loss) on investments	2.39		3.92	(0.03)	3.73	3.33	(4.08)
Total from investment operations	2.53		4.18	0.19	3.97	3.53	(3.83)
Distributions to shareholders from:
Net investment income	(0.13)		(0.33)	(0.18)	(0.21)	(0.26)	(0.17)
Net asset value at end of period	$26.02		$23.62	$19.77	$19.76	$16.00	$12.73
Market price at end of period(b)	$26.03		$23.61	$19.77	$19.81	$16.01	$12.74
Net Asset Value Total Return:(c)	10.74%		21.45%	1.02%	24.99%	28.08%	(22.99)%
Market Price Total Return(c)	10.83%		21.40%	0.77%	25.23%	28.06%	(22.89)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$230,311		$236,226	$169,039	$91,881	$72,795	$86,592
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.64%	0.71%	0.74%	0.71%
Net investment income, after Waivers	1.06	%(d)	1.28%	1.13%	1.39%	1.41%	1.80%
Portfolio turnover rate(e)	59%		92%	134%	73%	65%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$27.23		$22.18	$19.34	$16.52	$10.65	$15.11
Net investment income(a)	0.05		0.12	0.15	0.16	0.05	0.10
Net realized and unrealized gain (loss) on investments	5.83		5.09	2.82	2.81	5.88	(4.46)
Total from investment operations	5.88		5.21	2.97	2.97	5.93	(4.36)
Distributions to shareholders from:
Net investment income	(0.06)		(0.16)	(0.13)	(0.15)	(0.06)	(0.10)
Net asset value at end of period	$33.05		$27.23	$22.18	$19.34	$16.52	$10.65
Market price at end of period(b)	$33.10		$27.21	$22.20	$19.34	$16.54	$10.63
Net Asset Value Total Return:(c)	21.62%		23.67%	15.49%	18.03%	55.81%	(28.91)%
Market Price Total Return(c)	21.90%		23.47%	15.59%	17.89%	56.29%	(29.09)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$180,121		$85,765	$57,679	$60,933	$62,794	$12,776
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63	%(d)	0.69%	0.80%	0.78%	1.06%	1.65%
Net investment income, after Waivers	0.32	%(d)	0.52%	0.80%	0.92%	0.41%	0.96%
Portfolio turnover rate(e)	75%		93%	90%	58%	68%	50%

PowerShares Dynamic Media Portfolio (PBS)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$20.11		$14.84	$15.61	$13.68	$8.25		$13.44
Net investment income(a)	0.04		0.12	0.08	0.07	0.06		0.05
Net realized and unrealized gain (loss) on investments	3.96		5.28	(0.76)	1.93	5.42		(5.18)
Total from investment operations	4.00		5.40	(0.68)	2.00	5.48		(5.13)
Distributions to shareholders from:
Net investment income	(0.05)		(0.13)	(0.09)	(0.07)	(0.05)		(0.04)
Return of capital	—		—	—	—	(0.00	)(f)	(0.02)
Total distributions	(0.05)		(0.13)	(0.09)	(0.07)	(0.05)		(0.06)
Net asset value at end of period	$24.06		$20.11	$14.84	$15.61	$13.68		$8.25
Market price at end of period(b)	$24.09		$20.10	$14.84	$15.61	$13.70		$8.26
Net Asset Value Total Return:(c)	19.95%		36.62%	(4.33)%	14.68%	66.55%		(38.30)%
Market Price Total Return(c)	20.15%		36.55%	(4.33)%	14.51%	66.59%		(38.31)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$263,465		$150,788	$137,975	$156,881	$125,875		$8,254
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.65%	0.69%	0.77%		1.22%
Net investment income, after Waivers	0.33	%(d)	0.71%	0.60%	0.57%	0.51%		0.52%
Portfolio turnover rate(e)	53%		70%	89%	53%	50%		69%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares Dynamic Networking Portfolio (PXQ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$25.00		$27.71		$29.20	$21.08	$13.56	$16.04
Net investment income (loss)(a)	(0.01)		0.20	(b)	(0.06)	(0.10)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	4.61		(2.85)		(1.43)	8.33	7.61	(2.42)
Total from investment operations	4.60		(2.65)		(1.49)	8.23	7.52	(2.48)
Distributions to shareholders from:
Net investment income	(0.20)		(0.06)		—	—	—	—
Return of capital	—		—		—	(0.11)	—	—
Total distributions	(0.20)		(0.06)		—	(0.11)	—	—
Net asset value at end of period	$29.40		$25.00		$27.71	$29.20	$21.08	$13.56
Market price at end of period(c)	$29.41		$24.97		$27.68	$29.20	$21.11	$13.58
Net Asset Value Total Return:(d)	18.44%		(9.57)%		(5.10)%	39.08%	55.46%	(15.46)%
Market Price Total Return(d)	18.62%		(9.58)%		(5.20)%	38.89%	55.45%	(15.28)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,340		$30,000		$81,739	$172,291	$47,437	$16,276
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.64%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.82	%(e)	0.75%		0.67%	0.70%	0.95%	1.92%
Net investment income (loss), after Waivers	(0.05	)%(e)	0.81	%(b)	(0.22)%	(0.38)%	(0.50)%	(0.49)%
Portfolio turnover rate(f)	40%		68%		84%	61%	29%	23%

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012		2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$22.49		$20.48	$26.38		$18.03	$13.09	$29.23
Net investment income (loss)(a)	0.03		0.04	(0.01)		0.07	0.04	0.06
Net realized and unrealized gain (loss) on investments	3.73		2.00	(5.89)		8.36	4.98	(16.16)
Total from investment operations	3.76		2.04	(5.90)		8.43	5.02	(16.10)
Distributions to shareholders from:
Net investment income	(0.06)		(0.03)	(0.00	)(g)	(0.08)	(0.06)	(0.04)
Return of capital	—		—	—		—	(0.02)	—
Total distributions	(0.06)		(0.03)	(0.00	)(g)	(0.08)	(0.08)	(0.04)
Net asset value at end of period	$26.19		$22.49	$20.48		$26.38	$18.03	$13.09
Market price at end of period(c)	$26.21		$22.49	$20.48		$26.38	$18.02	$13.11
Net Asset Value Total Return:(d)	16.73	%(h)	9.95%	(22.36)%		46.84%	38.41%	(55.04)%
Market Price Total Return(d)	16.82%		9.95%	(22.36)%		46.93%	38.13%	(54.93)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$120,496		$116,973	$147,485		$309,972	$170,358	$155,716
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(e)	0.62%	0.63%		0.63%	0.63%	0.62%
Expenses, prior to Waivers	0.62	%(e)	0.62%	0.63%		0.64%	0.63%	0.61%
Net investment income (loss), after Waivers	0.22	%(e)	0.18%	(0.03)%		0.36%	0.24%	0.29%
Portfolio turnover rate(f)	221%		68%	70%		39%	56%	48%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Tellabs, Inc. on December 24, 2012. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.01) and (0.05)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than $0.005.
(h)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 14.81%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$40.72		$32.00		$26.15	$19.55	$13.91	$17.20
Net investment income(a)	0.13		0.54	(b)	0.22	0.17	0.14	0.15
Net realized and unrealized gain (loss) on investments	7.21		8.72		5.83	6.56	5.76	(3.32)
Total from investment operations	7.34		9.26		6.05	6.73	5.90	(3.17)
Distributions to shareholders from:
Net investment income	(0.16)		(0.54)		(0.20)	(0.13)	(0.26)	(0.12)
Net asset value at end of period	$47.90		$40.72		$32.00	$26.15	$19.55	$13.91
Market price at end of period(c)	$47.97		$40.72		$31.99	$26.17	$19.54	$13.92
Net Asset Value Total Return:(d)	18.07%		29.25%		23.29%	34.55%	42.69%	(18.52)%
Market Price Total Return(d)	18.24%		29.29%		23.16%	34.73%	42.51%	(18.41)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$744,769		$468,305		$270,385	$87,606	$57,662	$104,349
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(e)	0.63%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.57	%(e)	0.63%		0.64%	0.76%	0.74%	0.66%
Net investment income, after Waivers	0.57	%(e)	1.52	%(b)	0.77%	0.78%	0.83%	0.95%
Portfolio turnover rate(f)	19%		24%		23%	9%	35%	31%

PowerShares Dynamic Retail Portfolio (PMR)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$29.12		$25.98	$21.88	$18.67	$14.64	$15.99
Net investment income(a)	0.11		0.66	0.16	0.18	0.06	0.05
Net realized and unrealized gain (loss) on investments	5.44		3.11	4.17	3.21	4.08	(1.36)
Total from investment operations	5.55		3.77	4.33	3.39	4.14	(1.31)
Distributions to shareholders from:
Net investment income	(0.15)		(0.63)	(0.23)	(0.18)	(0.11)	(0.04)
Net asset value at end of period	$34.52		$29.12	$25.98	$21.88	$18.67	$14.64
Market price at end of period(c)	$34.57		$29.11	$25.98	$21.90	$18.68	$14.64
Net Asset Value Total Return:(d)	19.13%		14.87%	20.06%	18.35%	28.49%	(8.11)%
Market Price Total Return(d)	19.34%		14.83%	19.95%	18.39%	28.56%	(8.11)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,517		$24,750	$76,643	$13,130	$24,273	$77,607
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.82	%(e)	0.74%	0.87%	1.63%	0.89%	1.08%
Net investment income, after Waivers	0.66	%(e)	2.59%	0.75%	1.01%	0.44%	0.45%
Portfolio turnover rate(f)	92%		83%	111%	102%	52%	53%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC. on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 0.91%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$15.22		$15.75	$18.19	$14.29	$10.39		$16.32
Net investment income(a)	0.05		0.11	0.06	0.01	0.05		0.04
Net realized and unrealized gain (loss) on investments	2.62		(0.52)	(2.47)	3.92	3.91		(5.92)
Total from investment operations	2.67		(0.41)	(2.41)	3.93	3.96		(5.88)
Distribution to shareholder from:
Net investment income	(0.11)		(0.12)	(0.03)	(0.01)	(0.06)		(0.05)
Return of capital	—		—	—	(0.02)	(0.00	)(b)	—
Total distributions	(0.11)		(0.12)	(0.03)	(0.03)	(0.06)		(0.05)
Net asset value at end of period	$17.78		$15.22	$15.75	$18.19	$14.29		$10.39
Market price at end of period(c)	$17.73		$15.19	$15.71	$18.20	$14.29		$10.39
Net Asset Value Total Return:(d)	17.60%		(2.56)%	(13.20)%	27.57%	38.16%		(36.01)%
Market Price Total Return(d)	17.50%		(2.50)%	(13.47)%	27.64%	38.16%		(36.01)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,111		$16,744	$21,261	$42,749	$28,573		$36,373
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(e)	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	1.04	%(e)	1.05%	1.02%	0.97%	0.90%		0.82%
Net investment income, after Waivers	0.59	%(e)	0.77%	0.42%	0.04%	0.39%		0.32%
Portfolio turnover rate(f)	71%		91%	57%	64%	68%		65%

PowerShares Dynamic Software Portfolio (PSJ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$30.16		$26.87	$27.47	$22.54	$15.37	$17.53
Net investment income (loss)(a)	(0.00	)(b)	(0.01)	(0.07)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	3.48		3.30	(0.53)	5.00	7.24	(2.10)
Total from investment operations	3.48		3.29	(0.60)	4.93	7.17	(2.16)
Net asset value at end of period	$33.64		$30.16	$26.87	$27.47	$22.54	$15.37
Market price at end of period(c)	$33.66		$30.12	$26.87	$27.48	$22.55	$15.37
Net Asset Value Total Return:(d)	11.54%		12.24%	(2.19)%	21.87%	46.65%	(12.32)%
Market Price Total Return(d)	11.75%		12.09%	(2.22)%	21.86%	46.71%	(12.37)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$55,498		$48,257	$49,710	$83,774	$67,626	$36,896
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.71	%(e)	0.74%	0.78%	0.77%	0.75%	0.97%
Net investment income (loss), after Waivers	(0.00	)%(e)(g)	(0.03)%	(0.29)%	(0.29)%	(0.38)%	(0.42)%
Portfolio turnover rate(f)	80%		95%	100%	46%	33%	53%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2013

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered fifty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	“Dynamic Biotechnology & Genome Portfolio”
PowerShares Dynamic Building & Construction Portfolio (PKB)	“Dynamic Building & Construction Portfolio”
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	“Dynamic Energy Exploration & Production Portfolio”
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	“Dynamic Food & Beverage Portfolio”
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	“Dynamic Leisure and Entertainment Portfolio”
PowerShares Dynamic Media Portfolio (PBS)	“Dynamic Media Portfolio”
PowerShares Dynamic Networking Portfolio (PXQ)	“Dynamic Networking Portfolio”
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	“Dynamic Oil & Gas Services Portfolio”
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	“Dynamic Pharmaceuticals Portfolio”
PowerShares Dynamic Retail Portfolio (PMR)	“Dynamic Retail Portfolio”
PowerShares Dynamic Semiconductors Portfolio (PSI)	“Dynamic Semiconductors Portfolio”
PowerShares Dynamic Software Portfolio (PSJ)	“Dynamic Software Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally in-kind for securities included in each Fund’s relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Index
Dynamic Biotechnology & Genome Portfolio	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index
Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors Portfolio	Dynamic Semiconductor IntellidexSM Index
Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

36

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable

37

earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

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F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

Dynamic Media Portfolio may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2014. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay fund expenses during the period under this expense limitation for Dynamic Biotechnology & Genome Portfolio, Dynamic Building & Construction Portfolio, Dynamic Food & Beverage Portfolio, Dynamic Leisure and Entertainment Portfolio, Dynamic Media Portfolio, Dynamic Oil & Gas Services Portfolio and Dynamic Pharmaceuticals Portfolio.

Further, the Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six-month period ended October 31, 2013, the Adviser waived fees and/or paid Fund expenses for each Fund, in the following amounts:

Dynamic Biotechnology & Genome Portfolio	$33
Dynamic Building & Construction Portfolio	24
Dynamic Energy Exploration & Production Portfolio	1,668
Dynamic Food & Beverage Portfolio	41
Dynamic Leisure and Entertainment Portfolio	26
Dynamic Media Portfolio	43
Dynamic Networking Portfolio	31,796
Dynamic Oil & Gas Services Portfolio	30
Dynamic Pharmaceuticals Portfolio	96
Dynamic Retail Portfolio	30,497
Dynamic Semiconductors Portfolio	35,669
Dynamic Software Portfolio	20,662

For the six-month period ended October 31, 2013, the Adviser reimbursed Dynamic Oil & Gas Services Portfolio for an economic loss of $2,071,089 as a result of trading related activity.

39

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2013 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/14	04/30/15	04/30/16	10/31/16
Dynamic Building & Construction Portfolio	$205,620	$63,254	$107,359	$35,007	$—
Dynamic Energy Exploration & Production Portfolio	140,303	45,801	61,176	31,709	1,617
Dynamic Food & Beverage Portfolio	19,515	9,023	10,492	—	—
Dynamic Leisure and Entertainment Portfolio	172,325	45,238	87,312	39,775	—
Dynamic Media Portfolio	37,194	10,503	24,252	2,439	—
Dynamic Networking Portfolio	162,004	29,990	47,952	52,287	31,775
Dynamic Retail Portfolio	234,299	60,219	87,876	55,726	30,478
Dynamic Semiconductors Portfolio	265,298	56,812	99,564	73,270	35,652
Dynamic Software Portfolio	201,563	47,316	81,932	51,699	20,616

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with NYSE Arca, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for

40

distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of April 30, 2013, which expires as follows:

								Post-effective no expiration
	2013	2014	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Biotechnology & Genome Portfolio	$—	$321,497	$19,612,223	$15,818,255	$34,286,844	$50,397,332	$12,898,182	$29,306,093	$—	$162,640,426
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	6,653,613	2,700,915	277,321	18,482,331
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	21,471,013	1,361,799	7,985,637	1,014,593	42,997,791
Dynamic Food & Beverage Portfolio	—	—	239,185	1,260,041	7,585,250	10,245,302	—	23,852,022	786,201	43,968,001
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	2,356,106	7,583,457	—	20,200,496
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	6,294,489	18,655,535	973,678	42,254,256
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	730,670	18,934,345	5,521,809	31,061,926
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,028,926	35,877,910	18,344,489	7,583,730	194,452,182
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	1,618,918	2,355,738	1,193,703	25,395,770
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	1,816,180	2,176,015	6,951,511	144,198	16,361,545
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	2,120,823	5,209,256	1,053,566	52,914,793
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	3,242,208	5,710,603	—	23,654,779

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome Portfolio	$74,619,039	$74,596,733
Dynamic Building & Construction Portfolio	75,231,461	74,660,344
Dynamic Energy Exploration & Production Portfolio	52,366,483	51,566,145
Dynamic Food & Beverage Portfolio	152,668,056	151,257,555
Dynamic Leisure and Entertainment Portfolio	93,681,438	93,423,132
Dynamic Media Portfolio	107,570,595	108,192,707
Dynamic Networking Portfolio	12,361,797	12,512,269
Dynamic Oil & Gas Services Portfolio	254,753,829	252,130,380
Dynamic Pharmaceuticals Portfolio	118,844,146	117,624,436
Dynamic Retail Portfolio	29,098,844	28,484,737
Dynamic Semiconductors Portfolio	11,593,412	11,568,230
Dynamic Software Portfolio	41,579,060	41,266,497

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For the six-month period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Biotechnology & Genome Portfolio	$138,951,319	$73,190,514
Dynamic Building & Construction Portfolio	40,007,647	55,821,471
Dynamic Energy Exploration & Production Portfolio	110,696,486	119,352,590
Dynamic Food & Beverage Portfolio	133,781,329	165,004,143
Dynamic Leisure and Entertainment Portfolio	124,087,507	54,215,114
Dynamic Media Portfolio	223,941,549	147,361,276
Dynamic Networking Portfolio	8,251,681	11,246,314
Dynamic Oil & Gas Services Portfolio	58,608,192	73,263,072
Dynamic Pharmaceuticals Portfolio	229,328,319	48,493,248
Dynamic Retail Portfolio	28,348,145	24,012,936
Dynamic Semiconductors Portfolio	8,096,512	12,501,813
Dynamic Software Portfolio	21,755,795	20,638,970

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Biotechnology & Genome Portfolio	$214,496,181	$47,129,634	$54,272,321	$(7,142,687)
Dynamic Building & Construction Portfolio	84,170,924	9,537,530	11,119,145	(1,581,615)
Dynamic Energy Exploration & Production Portfolio	99,846,854	4,828,321	8,554,747	(3,726,426)
Dynamic Food & Beverage Portfolio	216,558,882	13,837,650	17,635,647	(3,797,997)
Dynamic Leisure and Entertainment Portfolio	154,597,716	25,657,404	25,834,971	(177,567)
Dynamic Media Portfolio	272,141,022	30,976,055	32,745,078	(1,769,023)
Dynamic Networking Portfolio	28,556,440	3,859,427	5,335,985	(1,476,558)
Dynamic Oil & Gas Services Portfolio	110,006,096	10,620,102	13,630,504	(3,010,402)
Dynamic Pharmaceuticals Portfolio	593,313,417	151,629,082	159,778,066	(8,148,984)
Dynamic Retail Portfolio	30,392,493	4,151,210	4,526,685	(375,475)
Dynamic Semiconductors Portfolio	13,278,646	1,893,305	2,081,120	(187,815)
Dynamic Software Portfolio	46,694,538	8,899,029	9,939,214	(1,040,185)

Note 7. Trustees’ Fees

The Funds compensate each Independent Trustee. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

42

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-SAR-7
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

October 31, 2013

2013 Semi-Annual Report to Shareholders

PYZ	PowerShares Dynamic Basic Materials Sector Portfolio

PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio

PSL	PowerShares Dynamic Consumer Staples Sector Portfolio

PXI	PowerShares Dynamic Energy Sector Portfolio

PFI	PowerShares Dynamic Financial Sector Portfolio

PTH	PowerShares Dynamic Healthcare Sector Portfolio

PRN	PowerShares Dynamic Industrials Sector Portfolio

PTF	PowerShares Dynamic Technology Sector Portfolio

PUI	PowerShares Dynamic Utilities Portfolio

PNQI	PowerShares NASDAQ Internet Portfolio

2

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust (excluding PowerShares NASDAQ Internet Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares NASDAQ Internet Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2013.

In pursuing its investment objective, PowerShares Dynamic Financial Sector Portfolio (the “Portfolio”) may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effect of such expenses are included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)
Actual	$1,000.00	$1,121.20	0.65%	$3.48
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)
Actual	1,000.00	1,191.58	0.65	3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)
Actual	1,000.00	1,095.08	0.65	3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Energy Sector Portfolio (PXI)
Actual	1,000.00	1,117.27	0.65	3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Financial Sector Portfolio (PFI)
Actual	1,000.00	1,138.64	0.65	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

3

Fees and Expenses (continued)

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Healthcare Sector Portfolio (PTH)
Actual	$1,000.00	$1,153.86	0.65%	$3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Industrials Sector Portfolio (PRN)
Actual	1,000.00	1,225.32	0.65	3.65
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Technology Sector Portfolio (PTF)
Actual	1,000.00	1,147.22	0.65	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31
PowerShares Dynamic Utilities Portfolio (PUI)
Actual	1,000.00	1,037.48	0.63	3.24
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic NASDAQ Internet Portfolio (PNQI)
Actual	1,000.00	1,356.71	0.60	3.56
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value of the period, then multiplying the result by 184/365.

4

Portfolio Composition
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Specialty Chemicals	28.8
Paper Products	10.8
Diversified Chemicals	10.1
Paper Packaging	10.0
Commodity Chemicals	8.8
Fertilizers & Agricultural Chemicals	7.6
Industrial Gases	7.3
Steel	5.8
Metal & Glass Containers	5.1
Forest Products	2.8
Diversified Metals & Mining	1.6
Aluminum	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Aluminum—1.2%
13,868	Kaiser Aluminum Corp.	$935,396

	Commodity Chemicals—8.8%
23,946	Axiall Corp.	931,260
24,724	Koppers Holdings, Inc.	1,100,465
25,051	LyondellBasell Industries NV, Class A	1,868,805
79,812	PetroLogistics LP	1,033,565
17,368	Westlake Chemical Corp.	1,865,671

		6,799,766

	Diversified Chemicals—10.1%
46,987	Dow Chemical Co. (The)	1,854,577
31,037	E.I. du Pont de Nemours & Co.	1,899,464
23,123	Eastman Chemical Co.	1,821,861
54,774	Huntsman Corp.	1,271,852
41,495	Olin Corp.	934,053

		7,781,807

	Diversified Metals & Mining—1.6%
41,174	Hi-Crush Partners LP	1,248,807

	Fertilizers & Agricultural Chemicals—7.6%
9,233	CF Industries Holdings, Inc.	1,990,635
42,193	Mosaic Co. (The)	1,934,549
18,185	Scotts Miracle-Gro Co. (The), Class A	1,067,823
4,484	Terra Nitrogen Co. LP	916,216

		5,909,223

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Forest Products—2.8%
41,495	Boise Cascade Co.(b)	$1,062,687
64,073	Louisiana-Pacific Corp.(b)	1,089,882

		2,152,569

	Industrial Gases—7.3%
17,205	Air Products & Chemicals, Inc.	1,875,517
17,288	Airgas, Inc.	1,885,602
14,969	Praxair, Inc.	1,866,784

		5,627,903

	Metal & Glass Containers—5.1%
22,056	Crown Holdings, Inc.(b)	961,642
17,793	Greif, Inc., Class A	951,747
51,645	Myers Industries, Inc.	920,314
33,763	Owens-Illinois, Inc.(b)	1,073,326

		3,907,029

	Paper Packaging—10.0%
22,417	Avery Dennison Corp.	1,056,289
24,090	Bemis Co., Inc.	961,191
115,348	Graphic Packaging Holding Co.(b)	968,923
26,738	MeadWestvaco Corp.	931,820
18,072	Packaging Corp. of America	1,125,524
15,816	Rock-Tenn Co., Class A	1,692,470
33,751	Sealed Air Corp.	1,018,605

		7,754,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Paper Products—10.8%
14,523	Domtar Corp.	$1,230,243
37,224	International Paper Co.	1,660,563
22,822	KapStone Paper and Packaging Corp.	1,185,831
26,190	Neenah Paper, Inc.	1,077,457
37,414	P.H. Glatfelter Co.	980,247
76,014	Resolute Forest Products(b)	1,215,464
16,737	Schweitzer-Mauduit International, Inc.	1,035,685

		8,385,490

	Specialty Chemicals—28.8%
20,028	Balchem Corp.	1,146,803
35,689	Celanese Corp., Series A	1,998,941
12,818	Cytec Industries, Inc.	1,065,048
19,237	Ecolab, Inc.	2,039,122
59,389	FutureFuel Corp.	1,033,962
23,425	Innospec, Inc.	1,078,955
12,132	International Flavors & Fragrances, Inc.	1,002,710
21,589	Minerals Technologies, Inc.	1,222,585
3,496	NewMarket Corp.	1,088,515
33,728	OM Group, Inc.(b)	1,146,752
35,475	PolyOne Corp.	1,074,893
11,250	PPG Industries, Inc.	2,054,025
14,445	Quaker Chemical Corp.	1,096,520
28,209	RPM International, Inc.	1,092,252
23,120	Sensient Technologies Corp.	1,205,246
21,309	Sigma-Aldrich Corp.	1,841,737
11,929	W.R. Grace & Co.(b)	1,093,412

		22,281,478

	Steel—5.8%
45,929	Cliffs Natural Resources, Inc.	1,179,457
14,373	Reliance Steel & Aluminum Co.	1,053,397
41,639	Suncoke Energy Partners LP	1,085,945
28,759	Worthington Industries, Inc.	1,165,890

		4,484,689

	Total Common Stocks and Other Equity Interests (Cost $64,990,972)	77,268,979

	Money Market Fund—0.2%
119,300	Premier Portfolio—Institutional Class (c) (Cost $119,300)	119,300

	Total Investments (Cost $65,110,272)—100.1%	77,388,279
	Other assets less liabilities—(0.1)%	(40,694)

	Net Assets—100.0%	$77,347,585

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Auto Parts & Equipment	16.8
Restaurants	12.9
Movies & Entertainment	9.1
Broadcasting	8.0
Home Improvement Retail	6.4
Computer & Electronics Retail	5.2
Cable & Satellite	5.1
Automobile Manufacturers	5.0
Casinos & Gaming	5.0
Education Services	4.8
Automotive Retail	3.6
Apparel Retail	3.4
Leisure Products	2.8
Specialized Consumer Services	2.5
Apparel, Accessories & Luxury Goods	1.5
Publishing	1.5
Distributors	1.4
Leisure Facilities	1.4
Tires & Rubber	1.3
Advertising	1.2
Internet Retail	1.2
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Advertising—1.2%
17,169	National CineMedia, Inc.	$300,801

	Apparel Retail—3.4%
5,805	Children’s Place Retail Stores, Inc. (The)(b)	316,895
13,995	Gap, Inc. (The)	517,675

		834,570

	Apparel, Accessories & Luxury Goods—1.5%
5,190	Hanesbrands, Inc.	353,543

	Auto Parts & Equipment—16.8%
5,860	BorgWarner, Inc.	604,342

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Auto Parts & Equipment (continued)
14,728	Dana Holding Corp.	$288,669
10,286	Delphi Automotive PLC (United Kingdom)	588,359
16,999	Fox Factory Holding Corp.(b)	296,122
13,964	Johnson Controls, Inc.	644,439
4,490	Lear Corp.	347,481
23,692	Modine Manufacturing Co.(b)	315,577
15,798	Remy International, Inc.	348,030
4,469	TRW Automotive Holdings Corp.(b)	335,667
4,311	Visteon Corp.(b)	332,335

		4,101,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Automobile Manufacturers—5.0%
34,957	Ford Motor Co.	$598,114
16,607	General Motors Co.(b)	613,629

		1,211,743

	Automotive Retail—3.6%
4,704	Lithia Motors, Inc., Class A	295,646
4,612	O’Reilly Automotive, Inc.(b)	571,012

		866,658

	Broadcasting—8.0%
21,832	Belo Corp., Class A	299,753
64,312	Cumulus Media, Inc., Class A(b)	384,586
4,147	Liberty Media Corp., Class A(b)	634,118
7,697	Scripps Networks Interactive, Inc., Class A	619,608

		1,938,065

	Cable & Satellite—5.1%
13,446	Comcast Corp., Class A	639,761
12,588	DISH Network Corp., Class A	606,741

		1,246,502

	Casinos & Gaming—5.0%
4,280	Bally Technologies, Inc.(b)	313,039
16,342	International Game Technology	307,230
17,451	MGM Resorts International(b)	332,267
7,867	Multimedia Games Holding Co., Inc.(b)	255,756

		1,208,292

	Computer & Electronics Retail—5.2%
15,721	Best Buy Co., Inc.	672,859
6,148	GameStop Corp., Class A	337,033
17,046	hhgregg, Inc.(b)	264,383

		1,274,275

	Distributors—1.4%
10,557	LKQ Corp.(b)	348,698

	Education Services—4.8%
16,624	Apollo Group, Inc., Class A(b)	443,694
18,686	Bridgepoint Education, Inc.(b)	366,246
5,680	Capella Education Co.(b)	346,026

		1,155,966

	Home Improvement Retail—6.4%
7,598	Home Depot, Inc. (The)	591,808
12,352	Lowe’s Cos., Inc.	614,883
3,105	Lumber Liquidators Holdings, Inc.(b)	354,560

		1,561,251

	Internet Retail—1.2%
32,461	Orbitz Worldwide, Inc.(b)	299,940

	Leisure Facilities—1.4%
7,272	Cedar Fair, LP	333,421

	Leisure Products—2.8%
8,490	Brunswick Corp.	383,154
28,218	Smith & Wesson Holding Corp.(b)	304,190

		687,344

	Movies & Entertainment—9.1%
8,818	Lions Gate Entertainment Corp.(b)	304,926
18,310	Live Nation Entertainment, Inc.(b)	355,946

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Movies & Entertainment (continued)
17,255	Regal Entertainment Group, Class A	$328,018
9,350	Time Warner, Inc.	642,719
7,113	Viacom, Inc., Class B	592,442

		2,224,051

	Publishing—1.5%
547	Washington Post Co. (The), Class B	351,896

	Restaurants—12.9%
7,538	AFC Enterprises, Inc.(b)	336,044
739	Biglari Holdings, Inc.(b)	322,219
7,628	CEC Entertainment, Inc.	353,558
5,024	Domino’s Pizza, Inc.	336,909
7,817	Jack in the Box, Inc.(b)	317,995
15,654	Krispy Kreme Doughnuts, Inc.(b)	379,766
4,759	Red Robin Gourmet Burgers, Inc.(b)	362,541
19,342	Sonic Corp.(b)	373,301
40,833	Wendy’s Co. (The)	354,839

		3,137,172

	Specialized Consumer Services—2.5%
17,074	Service Corp. International	307,502
5,540	Steiner Leisure Ltd.(b)	310,351

		617,853

	Tires & Rubber—1.3%
15,343	Goodyear Tire & Rubber Co. (The)	321,896

	Total Common Stocks and Other Equity Interests (Cost $21,764,356)	24,374,958

	Money Market Fund—0.2%
55,183	Premier Portfolio—Institutional Class(c) (Cost $55,183)	55,183

	Total Investments (Cost $21,819,539)—100.3%	24,430,141
	Other assets less liabilities—(0.3)%	(67,113)

	Net Assets—100.0%	$24,363,028

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Packaged Foods & Meats	35.1
Household Products	13.7
Personal Products	8.5
Tobacco	8.2
Drug Retail	7.5
Food Retail	7.0
Agricultural Products	5.4
Hypermarkets & Super Centers	5.0
Soft Drinks	4.0
Brewers	2.8
Food Distributors	2.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—5.4%
26,333	Archer-Daniels-Midland Co.	$1,077,020
6,674	Bunge Ltd.	548,135
17,524	Fresh Del Monte Produce, Inc.	465,963

		2,091,118

	Brewers—2.8%
2,387	Boston Beer Co., Inc. (The), Class A (b)	548,031
10,365	Molson Coors Brewing Co., Class B	559,710

		1,107,741

	Drug Retail—7.5%
15,972	CVS Caremark Corp.	994,417
146,165	Rite Aid Corp.(b)	779,059
19,288	Walgreen Co.	1,142,621

		2,916,097

	Food Distributors—2.8%
7,702	Andersons, Inc. (The)	571,334
15,794	Sysco Corp.	510,778

		1,082,112

	Food Retail—7.0%
7,669	Casey’s General Stores, Inc.	558,917
20,237	Ingles Markets, Inc., Class A	522,317
13,818	Kroger Co. (The)	591,963
70,534	SUPERVALU, Inc.(b)	495,854
10,765	Weis Markets, Inc.	550,845

		2,719,896

Number of Shares		Value
	Common Stocks (continued)
	Household Products—13.7%
8,521	Church & Dwight Co., Inc.	$555,143
6,115	Clorox Co. (The)	551,512
16,049	Colgate-Palmolive Co.	1,038,852
5,117	Energizer Holdings, Inc.	502,029
9,918	Kimberly-Clark Corp.	1,071,144
11,904	Procter & Gamble Co. (The)	961,248
8,692	WD-40 Co.	630,083

		5,310,011

	Hypermarkets & Super Centers—5.0%
8,288	Costco Wholesale Corp.	977,984
12,704	Wal-Mart Stores, Inc.	975,032

		1,953,016

	Packaged Foods & Meats—35.1%
11,712	Campbell Soup Co.	498,580
41,016	Chiquita Brands International, Inc.(b)	424,516
14,954	ConAgra Foods, Inc.	475,687
26,395	Dean Foods Co.(b)	514,702
24,326	Flowers Foods, Inc.	616,421
18,799	General Mills, Inc.	947,845
5,860	Green Mountain Coffee Roasters, Inc.(b)	368,067
10,083	Hershey Co. (The)	1,000,637
15,652	Hillshire Brands Co.	513,855
6,575	J & J Snack Foods Corp.	562,623
4,765	J.M. Smucker Co. (The)	529,916
15,272	Kellogg Co.	965,954
17,909	Kraft Foods Group, Inc.	973,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
6,856	Lancaster Colony Corp.	$568,979
30,231	Mondelez International, Inc., Class A	1,016,971
32,990	Pilgrim’s Pride Corp. (Brazil)(b)	467,468
7,723	Sanderson Farms, Inc.	488,171
189	Seaboard Corp.	515,970
18,800	Snyders-Lance, Inc.	563,812
16,863	Tootsie Roll Industries, Inc.	539,616
7,777	TreeHouse Foods, Inc.(b)	569,743
17,469	Tyson Foods, Inc., Class A	483,367

		13,606,791

	Personal Products—8.5%
25,581	Avon Products, Inc.	447,668
8,289	Herbalife Ltd. (Cayman Islands)	537,293
19,034	Inter Parfums, Inc.	669,235
6,041	Nu Skin Enterprises, Inc., Class A	706,374
15,575	Prestige Brands Holdings, Inc.(b)	486,407
6,659	USANA Health Sciences, Inc.(b)	454,344

		3,301,321

	Soft Drinks—4.0%
13,522	Coca-Cola Enterprises, Inc.	564,273
11,629	PepsiCo, Inc.	977,883

		1,542,156

	Tobacco—8.2%
27,366	Altria Group, Inc.	1,018,836
11,956	Lorillard, Inc.	609,876
19,466	Reynolds American, Inc.	999,968
10,317	Universal Corp.	547,111

		3,175,791

	Total Common Stocks (Cost $31,223,852)	38,806,050

	Money Market Fund—0.2%
66,218	Premier Portfolio—Institutional Class(c) (Cost $66,218)	66,218

	Total Investments (Cost $31,290,070)—100.2%	38,872,268
	Other assets less liabilities— (0.2)%	(60,317)

	Net Assets—100.0%	$38,811,951

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition
PowerShares Dynamic Energy Sector Portfolio (PXI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Oil & Gas Exploration & Production	31.8
Oil & Gas Equipment & Services	23.3
Oil & Gas Refining & Marketing	22.9
Oil & Gas Drilling	9.6
Coal & Consumable Fuels	6.3
Oil & Gas Storage & Transportation	3.6
Integrated Oil & Gas	2.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Energy Sector Portfolio (PXI)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Coal & Consumable Fuels—6.3%
32,481	Alliance Holdings GP LP	$1,937,167
26,512	Alliance Resource Partners LP	2,012,526
446,482	Arch Coal, Inc.	1,893,084
126,794	Cloud Peak Energy, Inc.(b)	1,979,254
116,034	Peabody Energy Corp.	2,260,342

		10,082,373

	Integrated Oil & Gas—2.5%
48,884	Hess Corp.	3,969,381

	Oil & Gas Drilling—9.6%
31,659	Helmerich & Payne, Inc.	2,455,156
129,596	Nabors Industries Ltd.	2,265,338
53,650	Noble Corp.	2,022,605
347,695	Parker Drilling Co.(b)	2,503,404
101,878	Patterson-UTI Energy, Inc.	2,471,560
81,073	Transocean Ltd.	3,816,106

		15,534,169

	Oil & Gas Equipment & Services—23.3%
97,211	C&J Energy Services, Inc.(b)	2,239,741
13,173	Core Laboratories NV	2,466,249
19,565	Dril-Quip, Inc.(b)	2,297,322
72,760	Exterran Holdings, Inc.(b)	2,077,298
76,229	Halliburton Co.	4,042,424
79,736	Helix Energy Solutions Group, Inc.(b)	1,886,554
299,215	Key Energy Services, Inc.(b)	2,339,861
179,316	Newpark Resources, Inc.(b)	2,286,279
25,726	Oceaneering International, Inc.	2,209,349
22,370	Oil States International, Inc.(b)	2,430,053
139,758	RPC, Inc.	2,563,162
45,203	Schlumberger Ltd.	4,236,425
81,259	Superior Energy Services, Inc.(b)	2,180,179

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil & Gas Equipment & Services (continued)
129,177	Tesco Corp.(b)	$2,219,261
133,855	Weatherford International Ltd.(b)	2,200,576

		37,674,733

	Oil & Gas Exploration & Production—31.8%
40,023	Anadarko Petroleum Corp.	3,813,792
42,705	Apache Corp.	3,792,204
48,497	Berry Petroleum Co., Class A	2,315,732
58,254	Carrizo Oil & Gas, Inc.(b)	2,553,855
23,813	Cimarex Energy Co.	2,508,700
55,188	ConocoPhillips	4,045,280
115,430	Denbury Resources, Inc.(b)	2,192,016
23,297	EOG Resources, Inc.	4,156,185
106,269	Marathon Oil Corp.	3,747,045
62,887	Murphy Oil Corp.	3,793,344
59,563	Noble Energy, Inc.	4,463,056
50,914	Oasis Petroleum, Inc.(b)	2,711,170
387,528	SandRidge Energy, Inc.(b)	2,456,927
95,781	Southwestern Energy Co.(b)	3,564,969
72,839	Stone Energy Corp.(b)	2,539,167
39,544	Whiting Petroleum Corp.(b)	2,645,098

		51,298,540

	Oil & Gas Refining & Marketing—22.9%
160,688	Alon USA Energy, Inc. (Israel)	1,941,111
125,996	Alon USA Partners LP (Israel)	1,716,066
46,609	CVR Energy, Inc.	1,851,309
73,320	CVR Refining LP	1,784,609
80,281	Delek US Holdings, Inc. (Israel)	2,051,180
69,275	Emerge Energy Services LP	2,628,294
44,869	HollyFrontier Corp.	2,066,666
50,461	Marathon Petroleum Corp.	3,616,035
95,813	Northern Tier Energy LP	2,228,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Dynamic Energy Sector Portfolio (PXI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Oil & Gas Refining & Marketing (continued)
90,841	PBF Energy, Inc., Class A	$2,391,844
64,079	Phillips 66	4,128,610
43,302	Tesoro Corp.	2,117,035
102,979	Valero Energy Corp.	4,239,645
68,045	Western Refining, Inc.	2,195,812
52,314	World Fuel Services Corp.	1,995,779

		36,952,605

	Oil & Gas Storage & Transportation—3.6%
71,363	Energy Transfer Partners LP	3,780,098
88,817	PAA Natural Gas Storage LP	2,023,252

		5,803,350

	Total Common Stocks and Other Equity Interests (Cost $140,595,215)	161,315,151

	Money Market Fund—0.0%
86,297	Premier Portfolio—Institutional Class(c) (Cost $86,296)	86,296

	Total Investments (Cost $140,681,511)—100.0%	161,401,447
	Other assets less liabilities—(0.0)%	(21,427)

	Net Assets—100.0%	$161,380,020

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition
PowerShares Dynamic Financial Sector Portfolio (PFI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Property & Casualty Insurance	27.6
Life & Health Insurance	24.7
Regional Banks	17.5
Multi-line Insurance	9.2
Asset Management & Custody Banks	5.7
Diversified Banks	3.7
Investment Banking & Brokerage	3.7
Reinsurance	2.9
Other Diversified Financial Services	2.4
Consumer Finance	1.4
Thrifts & Mortgage Finance	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Financial Sector Portfolio (PFI)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Asset Management & Custody Banks—5.7%
6,511	Ameriprise Financial, Inc.	$654,616
42,435	Fortress Investment Group LLC, Class A	350,089
5,323	GAMCO Investors, Inc., Class A	380,647

		1,385,352

	Consumer Finance—1.4%
8,077	Nelnet, Inc., Class A	344,323

	Diversified Banks—3.7%
7,492	Comerica, Inc.	324,404
13,654	Wells Fargo & Co.	582,889

		907,293

	Investment Banking & Brokerage—3.7%
16,111	FXCM, Inc., Class A	264,059
17,997	Investment Technology Group, Inc.(b)	288,312
7,314	Raymond James Financial, Inc.	333,884

		886,255

	Life & Health Insurance—24.7%
9,706	Aflac, Inc.	630,696
15,444	American Equity Investment Life Holding Co.	321,853
22,513	CNO Financial Group, Inc.	350,752
7,271	FBL Financial Group, Inc., Class A	325,305
13,342	Lincoln National Corp.	605,860
12,144	MetLife, Inc.	574,533
13,708	Principal Financial Group, Inc.	650,582
7,321	Protective Life Corp.	337,352

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life & Health Insurance (continued)
7,491	Prudential Financial, Inc.	$609,692
5,848	StanCorp Financial Group, Inc.	344,447
17,716	Symetra Financial Corp.	331,821
4,441	Torchmark Corp.	323,571
18,995	Unum Group	602,901

		6,009,365

	Multi-line Insurance—9.2%
5,937	American Financial Group, Inc.	334,016
12,073	American International Group, Inc.	623,570
2,915	American National Insurance Co.	294,619
5,768	Assurant, Inc.	337,313
7,250	HCC Insurance Holdings, Inc.	330,962
11,607	Horace Mann Educators Corp.	321,514

		2,241,994

	Other Diversified Financial Services—2.4%
11,101	JPMorgan Chase & Co.	572,146

	Property & Casualty Insurance—27.6%
6,394	ACE Ltd.	610,243
11,705	Allstate Corp. (The)	621,067
13,807	AMBAC Financial Group, Inc.(b)	278,763
8,565	AmTrust Financial Services, Inc.	328,553
5,739	Arch Capital Group Ltd.(b)	332,633
8,601	Aspen Insurance Holdings Ltd.	335,525
15,899	CNA Financial Corp.	645,340
11,541	Employers Holdings, Inc.	347,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Dynamic Financial Sector Portfolio (PFI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Property & Casualty Insurance (continued)
5,744	Hanover Insurance Group, Inc. (The)	$336,254
5,590	Navigators Group, Inc. (The)(b)	314,382
21,546	Old Republic International Corp.	361,757
13,343	Selective Insurance Group, Inc.	350,521
10,002	Stewart Information Services Corp.	313,263
7,020	Travelers Cos., Inc. (The)	605,826
10,664	United Fire Group, Inc.	338,049
18,976	XL Group PLC	580,096

		6,699,310

	Regional Banks—17.5%
10,467	East West Bancorp, Inc.	352,633
30,668	Fifth Third Bancorp	583,612
13,460	First Interstate BancSystem, Inc.	337,981
12,964	Glacier Bancorp, Inc.	358,195
17,809	OFG Bancorp	263,751
14,022	PrivateBancorp, Inc.	341,576
13,610	S&T Bancorp, Inc.	333,717
13,689	Sandy Spring Bancorp, Inc.	335,244
95,911	Synovus Financial Corp.	311,711
20,985	United Community Banks, Inc.(b)	327,156
10,664	WesBanco, Inc.	313,522
18,690	Western Alliance Bancorp(b)	395,293

		4,254,391

	Reinsurance—2.9%
2,234	Everest Re Group Ltd.	343,455
23,196	Third Point Reinsurance Ltd. (Bermuda)(b)	361,858

		705,313

	Thrifts & Mortgage Finance—1.2%
4,724	BofI Holding, Inc.(b)	285,424

	Total Common Stocks and Other Equity Interests (Cost $21,439,238)	24,291,166

	Money Market Fund—0.3%
79,064	Premier Portfolio—Institutional Class(c) (Cost $79,064)	79,064

	Total Investments (Cost $21,518,302)—100.3%	24,370,230
	Other assets less liabilities—(0.3)%	(68,808)

	Net Assets—100.0%	$24,301,422

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition
PowerShares Dynamic Healthcare Sector Portfolio (PTH)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Pharmaceuticals	15.1
Health Care Distributors	12.7
Life Sciences Tools & Services	11.9
Biotechnology	10.8
Managed Health Care	9.6
Health Care Services	9.5
Health Care Equipment	9.1
Health Care Supplies	8.6
Health Care Facilities	8.4
Health Care Technology	4.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—10.8%
13,504	Celgene Corp.(b)	$2,005,209
31,363	Gilead Sciences, Inc.(b)	2,226,460
21,442	Ligand Pharmaceuticals, Inc., Class B(b)	1,109,838
39,398	Myriad Genetics, Inc.(b)	960,523
129,858	PDL BioPharma, Inc.	1,050,551
14,541	United Therapeutics Corp.(b)	1,287,169

		8,639,750

	Health Care Distributors—12.7%
33,208	AmerisourceBergen Corp.	2,169,479
37,595	Cardinal Health, Inc.	2,205,323
10,202	Henry Schein, Inc.(b)	1,147,011
15,568	McKesson Corp.	2,433,901
6,779	MWI Veterinary Supply, Inc.(b)	1,075,420
30,229	Owens & Minor, Inc.	1,131,169

		10,162,303

	Health Care Equipment—9.1%
19,411	Becton, Dickinson and Co.	2,040,678
178,668	Boston Scientific Corp.(b)	2,088,629
21,825	ResMed, Inc.	1,129,226
23,901	Zimmer Holdings, Inc.	2,090,620

		7,349,153

	Health Care Facilities—8.4%
27,650	AmSurg Corp.(b)	1,185,909
26,264	Community Health Systems, Inc.	1,145,898
32,773	HealthSouth Corp.	1,150,660
70,140	Kindred Healthcare, Inc.	973,543
15,220	Universal Health Services, Inc., Class B	1,226,123

Number of Shares		Value
	Common Stocks (continued)
	Health Care Facilities (continued)
37,781	VCA Antech, Inc.(b)	$1,074,870

		6,757,003

	Health Care Services—9.5%
63,294	Amedisys, Inc.(b)	1,030,426
75,814	AMN Healthcare Services, Inc.(b)	940,093
14,805	Chemed Corp.	1,004,075
31,300	CorVel Corp.(b)	1,302,080
43,876	ExamWorks Group, Inc.(b)	1,134,195
10,589	MEDNAX, Inc.(b)	1,154,413
18,965	Omnicare, Inc.	1,045,920

		7,611,202

	Health Care Supplies—8.6%
33,079	Alere, Inc.(b)	1,115,755
23,677	Align Technology, Inc.(b)	1,351,010
7,893	Cooper Cos., Inc. (The)	1,019,855
45,845	Meridian Bioscience, Inc.	1,133,288
38,879	Quidel Corp.(b)	960,311
27,887	West Pharmaceutical Services, Inc.	1,348,336

		6,928,555

	Health Care Technology—4.3%
45,988	MedAssets, Inc.(b)	1,059,103
11,528	Medidata Solutions, Inc.(b)	1,271,654
47,426	Omnicell, Inc.(b)	1,094,118

		3,424,875

	Life Sciences Tools & Services—11.9%
40,530	Agilent Technologies, Inc.	2,057,303
22,391	Charles River Laboratories International, Inc.(b)	1,101,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Dynamic Healthcare Sector Portfolio (PTH) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
12,722	Covance, Inc.(b)	$1,135,566
4,682	Mettler-Toledo International, Inc.(b)	1,158,608
22,208	PAREXEL International Corp.(b)	1,015,128
23,834	Quintiles Transnational Holdings, Inc.(b)	1,000,789
21,280	Thermo Fisher Scientific, Inc.	2,080,758

		9,550,013

	Managed Health Care—9.6%
29,819	Aetna, Inc.	1,869,651
18,041	Centene Corp.(b)	1,013,183
24,021	Cigna Corp.	1,849,137
18,345	Magellan Health Services, Inc.(b)	1,076,852
22,203	WellPoint, Inc.	1,882,814

		7,691,637

	Pharmaceuticals—15.1%
44,362	AbbVie, Inc.	2,149,339
36,778	Eli Lilly & Co.	1,832,280
25,093	Endo Health Solutions, Inc.(b)	1,097,317
50,592	Impax Laboratories, Inc.(b)	1,024,994
21,877	Johnson & Johnson	2,026,029
23,621	Mallinckrodt PLC(b)	992,318
15,465	Questcor Pharmaceuticals, Inc.	949,087
46,739	Sagent Pharmaceuticals, Inc.(b)	1,013,769
45,786	Santarus, Inc.(b)	1,068,187

		12,153,320

	Total Common Stocks (Cost $70,122,213)	80,267,811

	Money Market Fund—0.1%
82,155	Premier Portfolio—Institutional Class(c) (Cost $82,155)	82,155

	Total Investments (Cost $70,204,368)—100.1%	80,349,966
	Other assets less liabilities—(0.1)%	(96,928)

	Net Assets—100.0%	$80,253,038

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Portfolio Composition
PowerShares Dynamic Industrials Sector Portfolio (PRN)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Aerospace & Defense	26.2
Construction & Farm Machinery & Heavy Trucks	13.8
Airlines	11.7
Industrial Machinery	10.5
Construction & Engineering	6.4
Trucking	5.5
Human Resource & Employment Services	4.7
Commercial Printing	4.1
Research & Consulting Services	4.1
Electrical Components & Equipment	4.0
Diversified Support Services	2.7
Security & Alarm Services	2.4
Building Products	1.4
Office Services & Supplies	1.3
Heavy Electrical Equipment	1.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—26.2%
42,770	AAR Corp.	$1,252,306
11,088	Alliant Techsystems, Inc.	1,207,151
15,734	B/E Aerospace, Inc.(b)	1,276,971
18,930	Boeing Co. (The)	2,470,365
31,882	Engility Holdings, Inc.(b)	987,385
14,070	Esterline Technologies Corp.(b)	1,127,851
72,955	Exelis, Inc.	1,203,028
23,635	General Dynamics Corp.	2,047,500
24,725	Honeywell International, Inc.	2,144,399
16,951	Huntington Ingalls Industries, Inc.	1,212,844
21,785	L-3 Communications Holdings, Inc.	2,188,303
21,322	Northrop Grumman Corp.	2,292,328
26,088	Raytheon Co.	2,148,869
27,801	Rockwell Collins, Inc.	1,941,344

		23,500,644

	Airlines—11.7%
18,955	Alaska Air Group, Inc.	1,339,361
99,719	Delta Air Lines, Inc.	2,630,587
96,076	Republic Airways Holdings, Inc.(b)	1,131,775
83,254	SkyWest, Inc.	1,252,140

Number of Shares		Value
	Common Stocks (continued)
	Airlines (continued)
153,590	Southwest Airlines Co.	$2,644,820
66,406	US Airways Group, Inc.(b)	1,458,940

		10,457,623

	Building Products—1.4%
46,023	AAON, Inc.	1,243,081

	Commercial Printing—4.1%
20,060	Consolidated Graphics, Inc.(b)	1,285,645
34,242	Quad/Graphics, Inc.	1,195,731
64,342	R.R. Donnelley & Sons Co.	1,194,831

		3,676,207

	Construction & Engineering—6.4%
36,840	AECOM Technology Corp.(b)	1,170,775
71,072	Comfort Systems USA, Inc.	1,324,071
33,759	Jacobs Engineering Group, Inc.(b)	2,053,223
21,673	URS Corp.	1,175,110

		5,723,179

	Construction & Farm Machinery & Heavy Trucks—13.8%
18,971	AGCO Corp.	1,107,527
23,656	Alamo Group, Inc.	1,116,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Dynamic Industrials Sector Portfolio (PRN) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
15,967	Cummins, Inc.	$2,028,128
91,959	Federal Signal Corp.(b)	1,258,919
23,888	Oshkosh Corp.(b)	1,136,830
36,704	PACCAR, Inc.	2,040,742
25,414	Trinity Industries, Inc.	1,286,711
102,992	Wabash National Corp.(b)	1,200,887
13,760	WABCO Holdings, Inc.(b)	1,178,957

		12,355,027

	Diversified Support Services—2.7%
20,866	G&K Services, Inc., Class A	1,302,038
11,194	UniFirst Corp.	1,150,967

		2,453,005

	Electrical Components & Equipment—4.0%
20,926	EnerSys	1,388,440
20,236	Rockwell Automation, Inc.	2,234,257

		3,622,697

	Heavy Electrical Equipment—1.2%
34,632	Babcock & Wilcox Co. (The)	1,115,497

	Human Resource & Employment Services—4.7%
60,597	Korn/Ferry International(b)	1,442,209
16,551	Manpowergroup, Inc.	1,292,633
13,046	Towers Watson & Co., Class A	1,497,811

		4,232,653

	Industrial Machinery—10.5%
18,670	CIRCOR International, Inc.	1,377,286
23,130	Dover Corp.	2,123,103
14,195	Hyster-Yale Materials Handling, Inc.	1,113,456
18,077	IDEX Corp.	1,250,024
33,270	Ingersoll-Rand PLC	2,246,723
32,671	ITT Corp.	1,298,019

		9,408,611

	Office Services & Supplies—1.3%
27,004	United Stationers, Inc.	1,200,058

	Research & Consulting Services—4.1%
32,631	ICF International, Inc.(b)	1,129,685
78,624	Navigant Consulting, Inc.(b)	1,364,127
68,398	RPX Corp.(b)	1,221,588

		3,715,400

	Security & Alarm Services—2.4%
49,397	ADT Corp. (The)	2,142,348

Number of Shares		Value
	Common Stocks (continued)
	Trucking—5.5%
6,560	AMERCO	$1,324,661
43,130	Arkansas Best Corp.	1,180,468
24,717	Old Dominion Freight Line, Inc.(b)	1,159,227
59,754	Swift Transportation Co.(b)	1,302,040

		4,966,396

	Total Common Stocks (Cost $76,461,716)	89,812,426

	Money Market Fund—0.1%
82,610	Premier Portfolio—Institutional Class(c) (Cost $82,610)	82,610

	Total Investments (Cost $76,544,326)—100.1%	89,895,036
	Other assets less liabilities—(0.1)%	(91,505)

	Net Assets—100.0%	$89,803,531

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Portfolio Composition
PowerShares Dynamic Technology Sector Portfolio (PTF)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Data Processing & Outsourced Services	18.4
Semiconductors	12.5
Communications Equipment	8.7
Internet Software & Services	8.4
Computer Storage & Peripherals	8.2
Technology Distributors	8.2
Electronic Manufacturing Services	7.1
Electronic Components	6.4
Application Software	4.5
Semiconductor Equipment	4.1
IT Consulting & Other Services	3.9
Computer Hardware	2.5
Home Entertainment Software	2.3
Office Electronics	2.3
Electronic Equipment & Instruments	1.4
Systems Software	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Technology Sector Portfolio (PTF)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—4.5%
16,244	Advent Software, Inc.	$544,986
7,444	Interactive Intelligence Group, Inc.(b)	457,434
5,934	Tyler Technologies, Inc.(b)	573,877

		1,576,297

	Communications Equipment—8.7%
34,118	Calix, Inc.(b)	346,980
34,482	Cisco Systems, Inc.	775,845
10,890	EchoStar Corp., Class A(b)	522,284
62,012	Harmonic, Inc.(b)	453,308
12,336	InterDigital, Inc.	478,020
12,505	Ubiquiti Networks, Inc.	482,443

		3,058,880

	Computer Hardware—2.5%
35,979	Hewlett-Packard Co.	876,808

	Computer Storage & Peripherals—8.2%
14,973	Electronics for Imaging, Inc.(b)	513,724
12,834	Lexmark International, Inc., Class A	456,249

Number of Shares		Value
	Common Stocks (continued)
	Computer Storage & Peripherals (continued)
14,566	SanDisk Corp.	$1,012,337
12,964	Western Digital Corp.	902,683

		2,884,993

	Data Processing & Outsourced Services—18.4%
16,027	Computer Sciences Corp.	789,490
24,868	Convergys Corp.	490,894
6,143	DST Systems, Inc.	520,742
12,763	Euronet Worldwide, Inc.(b)	553,914
7,795	FleetCor Technologies, Inc.(b)	899,153
8,786	Jack Henry & Associates, Inc.	479,804
1,326	MasterCard, Inc., Class A	950,875
8,675	NeuStar, Inc., Class A(b)	398,356
17,917	TeleTech Holdings, Inc.(b)	474,263
4,608	Visa, Inc., Class A	906,255

		6,463,746

	Electronic Components—6.4%
10,608	Amphenol Corp., Class A	851,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Dynamic Technology Sector Portfolio (PTF) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Electronic Components (continued)
34,066	AVX Corp. (Japan)	$451,375
5,943	Littelfuse, Inc.	505,333
35,790	Vishay Intertechnology, Inc.(b)	439,143

		2,247,568

	Electronic Equipment & Instruments—1.4%
29,886	Checkpoint Systems, Inc.(b)	508,660

	Electronic Manufacturing Services—7.1%
19,956	Benchmark Electronics, Inc.(b)	453,600
48,822	Flextronics International Ltd. (Singapore)(b)	385,206
19,212	Jabil Circuit, Inc.	400,762
26,947	Sanmina Corp.(b)	392,348
16,404	TE Connectivity Ltd. (Switzerland)	844,642

		2,476,558

	Home Entertainment Software—2.3%
30,172	Electronic Arts, Inc.(b)	792,015

	Internet Software & Services—8.4%
2,952	CoStar Group, Inc.(b)	522,475
8,904	j2 Global, Inc.	489,542
10,469	Stamps.com, Inc.(b)	475,711
38,539	United Online, Inc.	469,785
29,638	Yahoo!, Inc.(b)	975,979

		2,933,492

	IT Consulting & Other Services—3.9%
11,894	Amdocs Ltd.	457,324
29,326	Sapient Corp.(b)	463,644
17,425	Unisys Corp.(b)	459,149

		1,380,117

	Office Electronics—2.3%
80,539	Xerox Corp.	800,558

	Semiconductor Equipment—4.1%
39,641	Kulicke & Soffa Industries, Inc. (Singapore)(b)	511,369
17,223	Lam Research Corp.(b)	934,003

		1,445,372

	Semiconductors—12.5%
11,940	First Solar, Inc.(b)	600,224
18,360	International Rectifier Corp.(b)	478,095
20,970	Linear Technology Corp.	862,706
21,439	Magnachip Semiconductor Corp. (South Korea)(b)	400,695
20,401	SunPower Corp. (France)(b)	615,906
11,340	Synaptics, Inc.(b)	527,310
21,041	Texas Instruments, Inc.	885,405

		4,370,341

	Systems Software—1.1%
12,971	Gigamon, Inc.(b)	399,246

	Technology Distributors—8.2%
5,247	Anixter International, Inc.(b)	448,566
9,445	Arrow Electronics, Inc.(b)	453,549
11,370	Avnet, Inc.	451,389
19,838	Ingram Micro, Inc., Class A(b)	459,647
22,942	Insight Enterprises, Inc.(b)	483,388
9,228	SYNNEX Corp.(b)	565,676

		2,862,215

	Total Common Stocks (Cost $30,660,848)	35,076,866

Number of Shares		Value
	Money Market Fund—0.2%
79,292	Premier Portfolio—Institutional Class(c) (Cost $79,292)	$79,292

	Total Investments (Cost $30,740,140)—100.2%	35,156,158
	Other assets less liabilities—(0.2)%	(56,788)

	Net Assets—100.0%	$35,099,370

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Portfolio Composition
PowerShares Dynamic Utilities Portfolio (PUI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Electric Utilities	28.3
Multi-Utilities	20.0
Integrated Telecommunication Services	14.2
Wireless Telecommunication Services	12.7
Alternative Carriers	7.7
Cable & Satellite	5.1
Water Utilities	4.1
Gas Utilities	2.9
Independent Power Producers & Energy Traders	2.7
Communications Equipment	2.3
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares Dynamic Utilities Portfolio (PUI)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Alternative Carriers—7.7%
55,827	8x8, Inc.(b)	$639,777
16,642	Cogent Communications Group, Inc.	584,634
23,095	Level 3 Communications, Inc.(b)	705,552
18,043	tw telecom, inc.(b)	568,715
165,512	Vonage Holdings Corp.(b)	617,360

		3,116,038

	Cable & Satellite—5.1%
22,512	Comcast Corp., Class A	1,071,121
21,076	DISH Network Corp., Class A	1,015,863

		2,086,984

	Communications Equipment—2.3%
40,658	Cisco Systems, Inc.	914,805

	Electric Utilities—28.3%
22,142	American Electric Power Co., Inc.	1,037,131
14,446	Duke Energy Corp.	1,036,212
11,253	Edison International	551,735
24,393	Empire District Electric Co. (The)	548,599
31,085	Exelon Corp.	887,166
13,758	FirstEnergy Corp.	521,015
23,519	Great Plains Energy, Inc.	551,285
10,787	IDACORP, Inc.	556,609
9,910	MGE Energy, Inc.	558,032
11,793	NextEra Energy, Inc.	999,457
19,650	Otter Tail Corp.	586,159

Number of Shares		Value
	Common Stocks (continued)
	Electric Utilities (continued)
9,515	Pinnacle West Capital Corp.	$533,125
23,569	PNM Resources, Inc.	563,770
17,894	Portland General Electric Co.	513,558
30,871	PPL Corp.	945,579
13,653	UIL Holdings Corp.	525,914
11,273	UNS Energy Corp.	557,788

		11,473,134

	Gas Utilities—2.9%
12,798	Atmos Energy Corp.	566,568
11,039	Southwest Gas Corp.	598,976

		1,165,544

	Independent Power Producers & Energy Traders—2.7%
40,629	AES Corp. (The)	572,462
26,532	Dynegy, Inc., Class A(b)	515,517

		1,087,979

	Integrated Telecommunication Services—14.2%
28,015	AT&T, Inc.	1,014,143
10,931	Atlantic Tele-Network, Inc.	605,796
28,618	CenturyLink, Inc.	969,005
172,416	Cincinnati Bell, Inc.(b)	493,110
30,959	Consolidated Communications Holdings, Inc.	576,766
119,059	Frontier Communications Corp.	525,050
20,004	Verizon Communications, Inc.	1,010,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Dynamic Utilities Portfolio (PUI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
63,990	Windstream Holdings, Inc.	$547,115

		5,741,387

	Multi-Utilities—20.0%
15,248	Ameren Corp.	551,673
19,624	Avista Corp.	545,351
10,736	Black Hills Corp.	544,530
22,521	CenterPoint Energy, Inc.	554,017
19,432	CMS Energy Corp.	533,603
16,240	Dominion Resources, Inc.	1,035,300
7,709	DTE Energy Co.	533,000
9,235	Integrys Energy Group, Inc.	541,910
17,649	NiSource, Inc.	556,296
12,855	NorthWestern Corp.	589,273
11,214	Sempra Energy	1,022,044
15,814	Vectren Corp.	552,225
12,583	Wisconsin Energy Corp.	529,870

		8,089,092

	Water Utilities—4.1%
19,635	American States Water Co.	559,205
12,676	American Water Works Co., Inc.	543,420
25,885	California Water Service Group	564,293

		1,666,918

	Wireless Telecommunication Services—12.7%
13,651	Crown Castle International Corp.(b)	1,037,749
34,018	Leap Wireless International, Inc.(b)	547,690
86,208	NII Holdings, Inc.(b)	296,556
6,874	SBA Communications Corp., Class A(b)	601,269
141,092	Sprint Corp. (Japan)(b)	949,549
40,575	T-Mobile US, Inc. (Germany)(b)	1,125,145
12,071	United States Cellular Corp.	584,236

		5,142,194

	Total Common Stocks (Cost $34,559,835)	40,484,075

	Money Market Fund—0.1%
41,514	Premier Portfolio—Institutional Class(c) (Cost $41,514)	41,514

	Total Investments (Cost $34,601,349)—100.1%	40,525,589
	Other assets less liabilities—(0.1)%	(38,635)

	Net Assets—100.0%	$40,486,954

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Portfolio Composition
PowerShares NASDAQ Internet Portfolio (PNQI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2013 (Unaudited)
Internet Software & Services	66.4
Internet Retail	31.8
Application Software	1.3
Alternative Carriers	0.4
Wireless Telecommunication Services	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Alternative Carriers—0.4%
27,265	Cogent Communications Group, Inc.	$957,820

	Application Software—1.3%
17,278	NQ Mobile, Inc. ADR (China)(b)(c)	248,803
34,049	Open Text Corp. (Canada)	2,497,154

		2,745,957

	Internet Retail—31.8%
54,651	Amazon.com, Inc.(c)	19,894,604
7,168	Blue Nile, Inc.(c)	294,390
84,373	Ctrip.com International Ltd. ADR (China)(b)(c)	4,577,235
71,143	Expedia, Inc.	4,188,900
383,087	Groupon, Inc.(c)	3,497,584
49,150	HomeAway, Inc.(c)	1,457,297
27,049	Netflix, Inc.(c)	8,722,762
16,560	Nutrisystem, Inc.	311,328
62,247	Orbitz Worldwide, Inc.(c)	575,162
13,687	Overstock.com, Inc.(c)	320,686
11,645	PetMed Express, Inc.	172,812
16,363	priceline.com, Inc.(c)	17,243,820
21,754	Shutterfly, Inc.(c)	1,068,992
75,172	TripAdvisor, Inc.(c)	6,217,476

		68,543,048

	Internet Software & Services—66.4%
23,196	21Vianet Group, Inc. ADR (China)(b)(c)	417,528
102,889	Akamai Technologies, Inc.(c)	4,603,254
33,663	Angie’s List, Inc.(b)(c)	474,312
44,261	AOL, Inc.(c)	1,604,019
56,664	Baidu, Inc. ADR (China)(c)	9,117,238
58,433	Bankrate, Inc. (United Kingdom)(c)	984,012
43,020	Bazaarvoice, Inc.(b)(c)	403,528
23,727	Blucora, Inc.(c)	560,669
16,332	Brightcove, Inc.(c)	249,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
20,560	comScore, Inc.(c)	$549,363
17,685	Constant Contact, Inc.(c)	458,218
29,638	Cornerstone OnDemand, Inc.(c)	1,403,952
16,541	CoStar Group, Inc.(c)	2,927,592
25,221	Dealertrack Technologies, Inc.(c)	940,743
17,659	Demandware, Inc.(c)	873,237
34,038	Dice Holdings, Inc.(c)	251,200
19,745	Digital River, Inc.(c)	352,251
14,857	E2open, Inc.(c)	334,282
59,379	EarthLink, Inc.	300,458
307,214	eBay, Inc.(c)	16,193,250
28,542	Equinix, Inc.(c)	4,608,962
371,999	Facebook, Inc., Class A(c)	18,696,670
20,787	Global Eagle Entertainment, Inc.(c)	211,612
18,132	Google, Inc., Class A(c)	18,686,477
44,502	IAC/InterActiveCorp.	2,375,962
30,972	Internap Network Services Corp.(c)	225,166
26,682	j2 Global, Inc.	1,466,976
18,300	Liquidity Services, Inc.(b)(c)	477,813
31,148	LivePerson, Inc.(c)	290,922
13,994	LogMeIn, Inc.(c)	452,006
25,509	MercadoLibre, Inc. (Argentina)	3,434,404
65,164	Monster Worldwide, Inc.(c)	281,508
23,241	Move, Inc.(c)	394,400
42,645	NetEase, Inc. ADR (China)	2,878,964
37,419	NIC, Inc.	921,256
13,229	OpenTable, Inc.(c)	919,151
101,714	Pandora Media, Inc.(b)(c)	2,556,073
19,068	Perficient, Inc.(c)	344,940
49,873	Qihoo 360 Technology Co. Ltd. ADR (China)(c)	4,121,505
24,925	QuinStreet, Inc.(c)	221,583
80,242	Rackspace Hosting, Inc.(c)	4,110,798
29,032	Responsys, Inc.(c)	474,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares NASDAQ Internet Portfolio (PNQI) (continued)

October 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
13,199	Sciquest, Inc.(c)	$288,266
38,562	SINA Corp. (China)(c)	3,222,241
22,072	Sohu.com, Inc. (China)(c)	1,477,941
9,023	Stamps.com, Inc.(c)	410,005
29,951	Support.com, Inc.(c)	133,581
8,853	Travelzoo, Inc.(c)	190,605
18,758	Trulia, Inc.(c)	749,757
7,621	United Online, Inc.	92,900
42,839	ValueClick, Inc.(c)	822,937
52,345	Velti PLC (Ireland)(b)(c)	14,117
82,923	Verisign, Inc.(c)	4,501,060
18,960	VistaPrint NV (Netherlands)(b)(c)	1,024,788
12,172	Vocus, Inc.(c)	105,288
29,086	Web.com Group, Inc.(c)	783,868
29,059	WebMD Health Corp.(b)(c)	1,023,458
21,259	Xoom Corp.(c)	632,455
283,144	Yahoo!, Inc.(c)	9,323,932
133,410	Yandex NV, Class A (Russia)(c)	4,917,493
10,900	YY, Inc. ADR (China)(b)(c)	535,953
22,275	Zillow, Inc., Class A(b)(c)	1,773,758
35,745	Zix Corp.(c)	145,840

		143,320,270

	Wireless Telecommunication Services—0.1%
20,514	Boingo Wireless, Inc.(c)	139,085

	Total Common Stocks and Other Equity Interests (Cost $180,336,063)	215,706,180

	Money Market Fund—0.0%
1,315	Premier Portfolio—Institutional Class(d) (Cost $1,315)	1,315

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $180,337,378)—100.0%	215,707,495

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
4,954,750	Invesco Liquid Assets Portfolio—Institutional Class (Cost $4,954,750)(d)(e)	4,954,750

	Total Investments (Cost $185,292,128)—102.3%	220,662,245
	Other assets less liabilities—(2.3)%	(4,948,957)

	Net Assets—100.0%	$215,713,288

Investment Abbreviations:

ADR—American Depositary Receipt

Notes	to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2013.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G.

This Fund has holdings greater than 10% of net assets in the following country:

China	12.3%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2013

(Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)
Assets:
Unaffiliated investments, at value(a)	$77,268,979	$24,374,958	$38,806,050	$161,315,151
Affiliated investments, at value	119,300	55,183	66,218	86,296

Total investments, at value	77,388,279	24,430,141	38,872,268	161,401,447
Receivables:
Dividends	62,460	9,699	40,672	75,967
Investments sold	20,175	—	492,779	5,478,124
Security lending	—	—	—	—
Other assets	813	813	813	813

Total Assets	77,471,727	24,440,653	39,406,532	166,956,351

Liabilities:
Payables:
Shares repurchased	—	—	—	5,379,334
Investments purchased	—	—	504,146	—
Collateral upon return of securities loaned	—	—	—	—
Expenses recaptured	—	—	—	4,696
Accrued advisory fees	30,410	5,088	11,562	68,520
Accrued trustees fees	12,530	10,685	11,543	14,070
Accrued expenses	81,202	61,852	67,330	109,711

Total Liabilities	124,142	77,625	594,581	5,576,331

Net Assets	$77,347,585	$24,363,028	$38,811,951	$161,380,020

Net Assets Consist of:
Shares of beneficial interest	$82,759,039	$27,622,170	$39,547,536	$159,307,126
Undistributed net investment income (loss)	89,326	(7,438)	45,202	(24,253)
Undistributed net realized gain (loss)	(17,778,787)	(5,862,306)	(8,362,985)	(18,622,789)
Net unrealized appreciation	12,278,007	2,610,602	7,582,198	20,719,936

Net Assets	$77,347,585	$24,363,028	$38,811,951	$161,380,020

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,000	600,000	900,000	3,000,000
Net asset value	$48.34	$40.61	$43.12	$53.79

Market price	$48.40	$40.68	$43.14	$53.85

Unaffiliated investments, at cost	$64,990,972	$21,764,356	$31,223,852	$140,595,215

Affiliated investments, at cost	$119,300	$55,183	$66,218	$86,296

Total investments, at cost	$65,110,272	$21,819,539	$31,290,070	$140,681,511

(a) Includes securities on loan with an aggregate value of	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Dynamic Financial Sector Portfolio (PFI)	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$24,291,166	$80,267,811	$89,812,426	$35,076,866	$40,484,075	$215,706,180
79,064	82,155	82,610	79,292	41,514	4,956,065

24,370,230	80,349,966	89,895,036	35,156,158	40,525,589	220,662,245

8,567	19,965	28,614	10,388	51,575	2
—	—	—	391,949	—	374,516
—	—	—	—	—	4,997
813	813	813	4,670	3,803	—

24,379,610	80,370,744	89,924,463	35,563,165	40,580,967	221,041,760

—	—	—	—	—	—
—	—	—	372,832	—	276,965
—	—	—	—	—	4,954,750
—	—	—	—	—	—
4,726	31,007	34,454	10,340	12,229	96,757
10,728	13,604	12,142	11,512	11,875	—
62,734	73,095	74,336	69,111	69,909	—

78,188	117,706	120,932	463,795	94,013	5,328,472

$24,301,422	$80,253,038	$89,803,531	$35,099,370	$40,486,954	$215,713,288

$30,924,018	$115,931,029	$115,730,385	$57,394,106	$50,902,914	$182,519,972
13,288	(12,960)	(11,601)	(485)	76,341	(289,716)
(9,487,812)	(45,810,629)	(39,265,963)	(26,710,269)	(16,416,541)	(1,887,085)
2,851,928	10,145,598	13,350,710	4,416,018	5,924,240	35,370,117

$24,301,422	$80,253,038	$89,803,531	$35,099,370	$40,486,954	$215,713,288

900,000	1,800,000	2,000,000	1,050,000	2,000,000	3,450,000
$27.00	$44.59	$44.90	$33.43	$20.24	$62.53

$27.05	$44.68	$44.98	$33.47	$20.25	$62.52

$21,439,238	$70,122,213	$76,461,716	$30,660,848	$34,559,835	$180,336,063

$79,064	$82,155	$82,610	$79,292	$41,514	$4,956,065

$21,518,302	$70,204,368	$76,544,326	$30,740,140	$34,601,349	$185,292,128

$—	$—	$—	$—	$—	$4,846,009

27

Statements of Operations

For the six months ended October 31, 2013

(Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	PowerShares Dynamic Energy Sector Portfolio (PXI)
Investment Income:
Unaffiliated dividend income	$657,393	$117,522	$368,084	$1,125,746
Affiliated dividend income	5	3	3	10
Securities lending income	—	—	—	—
Foreign withholding tax	—	—	—	(1,294)

Total Income	657,398	117,525	368,087	1,124,462

Expenses:
Advisory fees	189,046	57,937	93,909	364,728
Sub-licensing	18,905	5,794	9,391	36,472
Accounting & administration fees	18,046	18,046	18,046	18,046
Recapture	—	—	—	13,027
Professional fees	14,394	13,925	14,077	15,569
Trustees fees	4,995	4,309	4,476	5,856
Custodian & transfer agent fees	3,861	2,568	3,131	5,279
Other expenses	9,805	6,283	7,003	15,169

Total Expenses	259,052	108,862	150,033	474,146

Waivers	(13,852)	(33,562)	(28,503)	(44)

Net Expenses	245,200	75,300	121,530	474,102

Net Investment Income (Loss)	412,198	42,225	246,557	650,360

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,943,051)	327,255	329,454	(85,590)
In-kind redemptions	7,445,387	4,110,127	3,479,222	10,290,461

Net realized gain	5,502,336	4,437,382	3,808,676	10,204,871

Net change in unrealized appreciation (depreciation) on investment securities	2,654,426	(438,521)	(592,177)	5,781,798

Net realized and unrealized gain	8,156,762	3,998,861	3,216,499	15,986,669

Net increase in net assets resulting from operations	$8,568,960	$4,041,086	$3,463,056	$16,637,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Dynamic Financial Sector Portfolio (PFI)	PowerShares Dynamic Healthcare Sector Portfolio (PTH)	PowerShares Dynamic Industrials Sector Portfolio (PRN)	PowerShares Dynamic Technology Sector Portfolio (PTF)	PowerShares Dynamic Utilities Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$212,494	$309,252	$328,189	$133,203	$689,992	$59,975
3	3	4	4	4	3
—	—	—	—	—	27,064
(107)	—	(674)	—	—	(1,639)

212,390	309,255	327,519	133,207	689,996	85,403

56,441	171,459	144,549	82,286	98,981	329,942
5,643	17,147	14,455	8,229	5,939	—
18,046	18,046	18,046	18,046	18,046	—
—	—	—	—	—	—
14,061	14,033	13,965	13,945	14,186	—
4,254	4,876	4,547	4,378	4,507	—
2,564	2,642	4,355	3,283	3,595	—
6,285	8,150	6,929	6,278	7,455	—

107,294	236,353	206,846	136,445	152,709	329,942

(33,788)	(13,730)	(19,490)	(30,027)	(28,622)	(15)

73,506	222,623	187,356	106,418	124,087	329,927

138,884	86,632	140,163	26,789	565,909	(244,524)

148,432	(600,257)	(235,300)	(133,108)	(640,393)	(891,581)
2,432,424	7,658,252	4,489,158	4,670,465	2,323,316	4,598,663

2,580,856	7,057,995	4,253,858	4,537,357	1,682,923	3,707,082

92,115	2,208,702	7,998,765	(60,928)	(838,283)	27,143,754

2,672,971	9,266,697	12,252,623	4,476,429	844,640	30,850,836

$2,811,855	$9,353,329	$12,392,786	$4,503,218	$1,410,549	$30,606,312

29

Statements of Changes in Net Assets

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)		PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$412,198	$1,045,060	$42,225	$356,766
Net realized gain	5,502,336	3,018,440	4,437,382	4,261,722
Net change in unrealized appreciation (depreciation)	2,654,426	4,647,985	(438,521)	174,934

Net increase in net assets resulting from operations	8,568,960	8,711,485	4,041,086	4,793,422

Distributions to Shareholders from:
Net investment income	(448,080)	(1,050,895)	(69,972)	(332,955)
Return of capital	—	—	—	—

Total distributions to shareholders	(448,080)	(1,050,895)	(69,972)	(332,955)

Shareholder Transactions:
Proceeds from shares sold	33,305,020	59,425,865	20,141,249	47,664,294
Value of shares repurchased	(44,331,450)	(53,756,851)	(23,682,425)	(47,628,525)

Net increase (decrease) in net assets resulting from shares transactions	(11,026,430)	5,669,014	(3,541,176)	35,769

Increase (Decrease) in Net Assets	(2,905,550)	13,329,604	429,938	4,496,236

Net Assets:
Beginning of period	80,253,135	66,923,531	23,933,090	19,436,854

End of period	$77,347,585	$80,253,135	$24,363,028	$23,933,090

Undistributed net investment income (loss) at end of period	$89,326	$125,208	$(7,438)	$20,309

Changes in Shares Outstanding:
Shares sold	750,000	1,500,000	550,000	1,600,000
Shares repurchased	(1,000,000)	(1,400,000)	(650,000)	(1,550,000)
Shares outstanding, beginning of period	1,850,000	1,750,000	700,000	650,000

Shares outstanding, end of period	1,600,000	1,850,000	600,000	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)		PowerShares Dynamic Energy Sector Portfolio (PXI)		PowerShares Dynamic Financial Sector Portfolio (PFI)		PowerShares Dynamic Healthcare Sector Portfolio (PTH)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$246,557	$719,200	$650,360	$1,346,417	$138,884	$310,737	$86,632	$582,499
3,808,676	4,386,527	10,204,871	6,107,583	2,580,856	2,261,425	7,057,995	5,178,641
(592,177)	2,798,508	5,781,798	14,877,574	92,115	1,179,820	2,208,702	4,322,451

3,463,056	7,904,235	16,637,029	22,331,574	2,811,855	3,751,982	9,353,329	10,083,591

(289,467)	(761,607)	(692,242)	(1,757,378)	(186,633)	(308,168)	(183,900)	(519,661)
—	—	—	—	—	—	—	—

(289,467)	(761,607)	(692,242)	(1,757,378)	(186,633)	(308,168)	(183,900)	(519,661)

12,037,658	16,887,134	82,040,726	95,321,127	16,213,943	22,746,892	52,045,878	68,466,346
(14,107,212)	(25,453,074)	(74,521,340)	(119,541,343)	(14,867,721)	(23,931,832)	(41,032,994)	(55,093,388)

(2,069,554)	(8,565,940)	7,519,386	(24,220,216)	1,346,222	(1,184,940)	11,012,884	13,372,958

1,104,035	(1,423,312)	23,464,173	(3,646,020)	3,971,444	2,258,874	20,182,313	22,936,888

37,707,916	39,131,228	137,915,847	141,561,867	20,329,978	18,071,104	60,070,725	37,133,837

$38,811,951	$37,707,916	$161,380,020	$137,915,847	$24,301,422	$20,329,978	$80,253,038	$60,070,725

$45,202	$88,112	$(24,253)	$17,629	$13,288	$61,037	$(12,960)	$84,308

300,000	500,000	1,650,000	2,200,000	650,000	1,100,000	1,250,000	2,050,000
(350,000)	(750,000)	(1,500,000)	(2,850,000)	(600,000)	(1,150,000)	(1,000,000)	(1,650,000)
950,000	1,200,000	2,850,000	3,500,000	850,000	900,000	1,550,000	1,150,000

900,000	950,000	3,000,000	2,850,000	900,000	850,000	1,800,000	1,550,000

31

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2013 and the year ended April 30, 2013

(Unaudited)

	PowerShares Dynamic Industrials Sector Portfolio (PRN)		PowerShares Dynamic Technology Sector Portfolio (PTF)
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:
Net investment income (loss)	$140,163	$494,811	$26,789	$187,651
Net realized gain	4,253,858	2,227,742	4,537,357	1,922,360
Net change in unrealized appreciation (depreciation)	7,998,765	4,044,778	(60,928)	166,645

Net increase in net assets resulting from operations	12,392,786	6,767,331	4,503,218	2,276,656

Distributions to Shareholders from:
Net investment income	(143,474)	(607,832)	—	(220,275)
Return of capital	—	(39,658)	—	—

Total distributions to shareholders	(143,474)	(647,490)	—	(220,275)

Shareholder Transactions:
Proceeds from shares sold	62,427,342	31,963,235	21,485,581	21,294,978
Value of shares repurchased	(23,446,558)	(29,526,956)	(22,942,353)	(22,685,236)

Net increase (decrease) in net assets resulting from shares transactions	38,980,784	2,436,279	(1,456,772)	(1,390,258)

Increase (Decrease) in Net Assets	51,230,096	8,556,120	3,046,446	666,123

Net Assets:
Beginning of period	38,573,435	30,017,315	32,052,924	31,386,801

End of period	$89,803,531	$38,573,435	$35,099,370	$32,052,924

Undistributed net investment income (loss) at end of period	$(11,601)	$(8,290)	$(485)	$(27,274)

Changes in Shares Outstanding:
Shares sold	1,550,000	1,000,000	700,000	800,000
Shares repurchased	(600,000)	(950,000)	(750,000)	(850,000)
Shares outstanding, beginning of period	1,050,000	1,000,000	1,100,000	1,150,000

Shares outstanding, end of period	2,000,000	1,050,000	1,050,000	1,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Dynamic Utilities Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013

$565,909	$1,033,426	$(244,524)	$(8,440)
1,682,923	866,472	3,707,082	5,214,400
(838,283)	6,101,677	27,143,754	243,934

1,410,549	8,001,575	30,606,312	5,449,894

(604,340)	(1,054,339)	—	(27,038)
—	—	—	—

(604,340)	(1,054,339)	—	(27,038)

8,568,492	15,274,609	132,171,569	26,166,289
(11,491,689)	(23,011,381)	(11,589,734)	(30,742,175)

(2,923,197)	(7,736,772)	120,581,835	(4,575,886)

(2,116,988)	(789,536)	151,188,147	846,970

42,603,942	43,393,478	64,525,141	63,678,171

$40,486,954	$42,603,942	$215,713,288	$64,525,141

$76,341	$114,772	$(289,716)	$(45,192)

450,000	900,000	2,250,000	600,000
(600,000)	(1,350,000)	(200,000)	(750,000)
2,150,000	2,600,000	1,400,000	1,550,000

2,000,000	2,150,000	3,450,000	1,400,000

33

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011		2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$43.38		$38.24	$40.66	$31.30		$20.14	$36.29
Net investment income(a)	0.25		0.63	0.47	0.86	(b)	0.28	0.42
Net realized and unrealized gain (loss) on investments	4.98		5.16	(2.46)	9.34		11.20	(16.15)
Total from investment operations	5.23		5.79	(1.99)	10.20		11.48	(15.73)
Distributions to shareholders from:
Net investment income	(0.27)		(0.65)	(0.43)	(0.84)		(0.32)	(0.42)
Net asset value at end of period	$48.34		$43.38	$38.24	$40.66		$31.30	$20.14
Market price at end of period(c)	$48.40		$43.29	$38.20	$40.67		$31.34	$20.15
Net Asset Value Total Return(d)	12.12%		15.37%	(4.76)%	33.12%		57.46%	(43.63)%
Market Price Total Return(d)	12.49%		15.26%	(4.88)%	32.98%		57.59%	(43.59)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$77,348		$80,253	$66,924	$97,591		$48,517	$18,129
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%	0.65%		0.65%	0.65%
Expenses, prior to Waivers	0.69	%(e)	0.72%	0.76%	0.79%		0.91%	0.97%
Net investment income, after Waivers	1.09	%(e)	1.59%	1.33%	2.56	%(b)	1.05%	1.57%
Portfolio turnover rate(f)	57%		63%	78%	28%		46%	47%

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$34.19		$29.90	$27.54	$23.72	$17.07	$22.45
Net investment income(a)	0.07		0.39	0.18	0.20	0.06	0.13
Net realized and unrealized gain (loss) on investments	6.47		4.24	2.37	3.79	6.65	(5.35)
Total from investment operations	6.54		4.63	2.55	3.99	6.71	(5.22)
Distributions to shareholders from:
Net investment income	(0.12)		(0.34)	(0.19)	(0.17)	(0.06)	(0.15)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.12)		(0.34)	(0.19)	(0.17)	(0.06)	(0.16)
Net asset value at end of period	$40.61		$34.19	$29.90	$27.54	$23.72	$17.07
Market price at end of period(c)	$40.68		$34.16	$29.89	$27.53	$23.74	$17.07
Net Asset Value Total Return(d)	19.16%		15.67%	9.41%	16.91%	39.37%	(23.19)%
Market Price Total Return(d)	19.47%		15.60%	9.41%	16.77%	39.49%	(23.22)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,363		$23,933	$19,437	$20,657	$21,345	$13,658
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.64%
Expenses, prior to Waivers	0.94	%(e)	0.93%	1.19%	1.24%	1.32%	1.68%
Net investment income, after Waivers	0.36	%(e)	1.29%	0.69%	0.86%	0.31%	0.81%
Portfolio turnover rate(f)	104%		130%	88%	68%	86%	157%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$39.69		$32.61	$31.36	$26.74	$20.81	$26.75
Net investment income(a)	0.27		0.66	0.48	0.52	0.36	0.45
Net realized and unrealized gain (loss) on investments	3.48		7.13	1.22	4.61	5.99	(6.04)
Total from investment operations	3.75		7.79	1.70	5.13	6.35	(5.59)
Distributions to shareholders from:
Net investment income	(0.32)		(0.71)	(0.45)	(0.51)	(0.42)	(0.35)
Net asset value at end of period	$43.12		$39.69	$32.61	$31.36	$26.74	$20.81
Market price at end of period(b)	$43.14		$39.67	$32.60	$31.37	$26.74	$20.79
Net Asset Value Total Return(c)	9.51%		24.29%	5.53%	19.46%	30.87%	(21.02)%
Market Price Total Return(c)	9.62%		24.27%	5.47%	19.50%	30.99%	(21.09)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,812		$37,708	$39,131	$40,772	$38,772	$37,453
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.80	%(d)	0.82%	0.89%	0.94%	0.87%	0.94%
Net investment income, after Waivers	1.31	%(d)	1.94%	1.54%	1.91%	1.50%	2.07%
Portfolio turnover rate(e)	43%		57%	35%	54%	67%	48%

PowerShares Dynamic Energy Sector Portfolio (PXI)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$48.39		$40.45	$44.63	$29.75	$19.91	$38.80
Net investment income(a)	0.22		0.47	0.21	0.32	0.20	0.18
Net realized and unrealized gain (loss) on investments	5.43		8.13	(4.15)	14.77	9.87	(18.93)
Total from investment operations	5.65		8.60	(3.94)	15.09	10.07	(18.75)
Distributions to shareholders from:
Net investment income	(0.25)		(0.66)	(0.24)	(0.21)	(0.23)	(0.14)
Net asset value at end of period	$53.79		$48.39	$40.45	$44.63	$29.75	$19.91
Market price at end of period(b)	$53.85		$48.36	$40.47	$44.65	$29.75	$19.92
Net Asset Value Total Return(c)	11.73%		21.48%	(8.79)%	51.01%	50.81%	(48.52)%
Market Price Total Return(c)	11.92%		21.35%	(8.78)%	51.07%	50.73%	(48.44)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,380		$137,916	$141,562	$191,903	$38,671	$25,878
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.66%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.65	%(d)	0.69%	0.66%	0.74%	0.93%	0.98%
Net investment income, after Waivers	0.89	%(d)	1.10%	0.54%	0.90%	0.79%	0.65%
Portfolio turnover rate(e)	64%		80%	107%	35%	63%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares Dynamic Financial Sector Portfolio (PFI)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$23.92		$20.08	$20.45	$18.46	$14.63	$22.94
Net investment income(a)	0.16		0.35	0.25	0.27	0.21	0.24
Net realized and unrealized gain (loss) on investments	3.13		3.83	(0.42)	2.04	3.84	(8.33)
Total from investment operations	3.29		4.18	(0.17)	2.31	4.05	(8.09)
Distributions to shareholders from:
Net investment income	(0.21)		(0.34)	(0.20)	(0.32)	(0.22)	(0.22)
Net asset value at end of period	$27.00		$23.92	$20.08	$20.45	$18.46	$14.63
Market price at end of period(b)	$27.05		$23.90	$20.07	$20.44	$18.45	$14.60
Net Asset Value Total Return(c)	13.86%		21.07%	(0.66)%	12.76%	27.90%	(35.53)%
Market Price Total Return(c)	14.17%		21.03%	(0.66)%	12.77%	28.09%	(35.66)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,301		$20,330	$18,071	$22,492	$17,539	$14,630
Ratio to average net assets of:
Expenses, after Waivers(d)	0.65	%(e)	0.66%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.95	%(e)	1.10%	1.21%	1.30%	1.25%	1.13%
Net investment income, after Waivers	1.23	%(e)	1.66%	1.33%	1.50%	1.26%	1.27%
Portfolio turnover rate(f)	91%		118%	102%	59%	97%	66%

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$38.76		$32.29	$31.41	$25.68	$17.89	$25.87
Net investment income (loss)(a)	0.05		0.43	0.02	(0.05)	0.03	0.02
Net realized and unrealized gain (loss) on investments	5.90		6.39	0.86	5.78	7.84	(8.00)
Total from investment operations	5.95		6.82	0.88	5.73	7.87	(7.98)
Distributions to shareholders from:
Net investment income	(0.12)		(0.35)	—	—	(0.05)	—
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.12)		(0.35)	—	—	(0.08)	—
Net asset value at end of period	$44.59		$38.76	$32.29	$31.41	$25.68	$17.89
Market price at end of period(b)	$44.68		$38.69	$32.30	$31.44	$25.67	$17.86
Net Asset Value Total Return(c)	15.39%		21.31%	2.80%	22.31%	44.09%	(30.85)%
Market Price Total Return(c)	15.82%		21.06%	2.74%	22.48%	44.28%	(30.94)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,253		$60,071	$37,134	$62,822	$97,598	$71,576
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.69	%(e)	0.74%	0.82%	0.84%	0.72%	0.71%
Net investment income (loss), after Waivers	0.25	%(e)	1.26%	0.05%	(0.21)%	0.13%	0.10%
Portfolio turnover rate(f)	91%		93%	99%	63%	79%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$36.74		$30.02	$32.47	$25.21	$18.85	$30.33
Net investment income(a)	0.10		0.52	0.22	0.17	0.20	0.22
Net realized and unrealized gain (loss) on investments	8.17		6.89	(2.48)	7.29	6.48	(11.55)
Total from investment operations	8.27		7.41	(2.26)	7.46	6.68	(11.33)
Distributions to shareholders from:
Net investment income	(0.11)		(0.65)	(0.19)	(0.20)	(0.32)	(0.15)
Return of capital	—		(0.04)	—	—	—	—
Total distributions	(0.11)		(0.69)	(0.19)	(0.20)	(0.32)	(0.15)
Net asset value at end of period	$44.90		$36.74	$30.02	$32.47	$25.21	$18.85
Market price at end of period(b)	$44.98		$36.72	$30.00	$32.48	$25.20	$18.82
Net Asset Value Total Return(c)	22.53%		25.18%	(6.91)%	29.83%	35.73%	(37.41)%
Market Price Total Return(c)	22.82%		25.19%	(7.00)%	29.92%	35.89%	(37.51)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,804		$38,573	$30,017	$113,629	$32,779	$60,324
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.72	%(d)	0.92%	0.80%	0.88%	0.82%	0.81%
Net investment income, after Waivers	0.48	%(d)	1.65%	0.77%	0.62%	0.93%	1.05%
Portfolio turnover rate(e)	72%		116%	129%	48%	121%	81%

PowerShares Dynamic Technology Sector Portfolio (PTF)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$29.14		$27.29	$27.66	$23.60	$17.29	$24.83
Net investment income (loss)(a)	0.03		0.17	0.01	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	4.26		1.88	(0.38)	4.09	6.36	(7.53)
Total from investment operations	4.29		2.05	(0.37)	4.07	6.31	(7.54)
Distributions to shareholders from:
Net investment income	—		(0.20)	—	—	—	—
Return of capital	—		—	—	(0.01)	—	—
Total distributions	—		(0.20)	—	(0.01)	—	—
Net asset value at end of period	$33.43		$29.14	$27.29	$27.66	$23.60	$17.29
Market price at end of period(b)	$33.47		$29.06	$27.28	$27.65	$23.59	$17.29
Net Asset Value Total Return(c)	14.72%		7.59%	(1.34)%	17.26%	36.50%	(30.37)%
Market Price Total Return(c)	15.18%		7.34%	(1.34)%	17.27%	36.44%	(30.31)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,099		$32,053	$31,387	$49,793	$38,942	$25,932
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to Waivers	0.83	%(d)	0.89%	0.94%	0.91%	0.90%	0.89%
Net investment income (loss), after Waivers	0.16	%(d)	0.63%	0.03%	(0.07)%	(0.24)%	(0.04)%
Portfolio turnover rate(e)	82%		95%	108%	67%	71%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares Dynamic Utilities Portfolio (PUI)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$19.82		$16.69	$17.12	$14.96	$13.15	$19.01
Net investment income(a)	0.28		0.45	0.41	0.48	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.44		3.14	(0.38)	2.19	2.04	(5.95)
Total from investment operations	0.72		3.59	0.03	2.67	2.56	(5.41)
Distributions to shareholders from:
Net investment income	(0.30)		(0.46)	(0.46)	(0.51)	(0.75)	(0.45)
Net asset value at end of period	$20.24		$19.82	$16.69	$17.12	$14.96	$13.15
Market price at end of period(b)	$20.25		$19.79	$16.66	$17.13	$14.96	$13.13
Net Asset Value Total Return(c)	3.75%		21.90%	0.26%	18.36%	19.79%	(29.00)%
Market Price Total Return(c)	3.96%		21.94%	0.02%	18.42%	19.97%	(29.11)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,487		$42,604	$43,393	$47,089	$38,139	$42,071
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.77	%(d)	0.81%	0.77%	0.89%	0.95%	0.82%
Net investment income, after Waivers	2.86	%(d)	2.54%	2.45%	3.12%	3.71%	3.44%
Portfolio turnover rate(e)	39%		48%	71%	68%	81%	68%

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six-Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,				For the Period June 10, 2008(f) Through April 30, 2009
			2013	2012	2011	2010
Per Share Operating Performance:
Net asset value at beginning of period	$46.09		$41.08	$41.37	$27.99	$17.89	$24.72
Net investment income (loss)(a)	(0.12)		(0.01)	(0.08)	(0.06)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	16.56		5.04	(0.21)	13.44	10.22	(6.74)
Total from investment operations	16.44		5.03	(0.29)	13.38	10.10	(6.82)
Distributions to shareholders from:
Net investment income	—		(0.02)	—	—	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.02)	—	—	—	(0.01)
Net asset value at end of period	$62.53		$46.09	$41.08	$41.37	$27.99	$17.89
Market price at end of period(b)	$62.52		$46.08	$41.08	$41.40	$28.01	$17.88
Net Asset Value Total Return(c)	35.67%		12.26%	(0.70)%	47.80%	56.46%	(27.56	)%(g)
Market Price Total Return(c)	35.67%		12.23%	(0.77)%	47.81%	56.65%	(27.60	)%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$215,713		$64,525	$63,678	$45,507	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Net investment income (loss)	(0.44	)%(d)	(0.02)%	(0.22)%	(0.17)%	(0.46)%	(0.51	)%(d)
Portfolio turnover rate(e)	8%		20%	23%	20%	23%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Commencement of Investment Operations.
(g)	The net asset value, total return from Fund Inception (June 12, 2008, the first day of trading on the Exchange) to April 30, 2009 was (25.33)%. The market price total return from Fund Inception to April 30, 2009 was (26.53)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2013

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2013, the Trust offered fifty-five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	“Dynamic Basic Materials Sector Portfolio”
PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	“Dynamic Consumer Discretionary Sector Portfolio”
PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	“Dynamic Consumer Staples Sector Portfolio”
PowerShares Dynamic Energy Sector Portfolio (PXI)	“Dynamic Energy Sector Portfolio”
PowerShares Dynamic Financial Sector Portfolio (PFI)	“Dynamic Financial Sector Portfolio”
PowerShares Dynamic Healthcare Sector Portfolio (PTH)	“Dynamic Healthcare Sector Portfolio”
PowerShares Dynamic Industrials Sector Portfolio (PRN)	“Dynamic Industrials Sector Portfolio”
PowerShares Dynamic Technology Sector Portfolio (PTF)	“Dynamic Technology Sector Portfolio”
PowerShares Dynamic Utilities Portfolio (PUI)	“Dynamic Utilities Portfolio”
PowerShares NASDAQ Internet Portfolio (PNQI)	“NASDAQ Internet Portfolio”

Each portfolio (each, a “Fund” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca”), except for Shares of NASDAQ Internet Portfolio, which is listed and traded on The NASDAQ Stock Market LLC.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally in-kind for securities included in each Fund’s relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Full Name	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index
Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index
Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index
Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index
Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index
Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index
Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index
Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index
Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index
NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

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A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. The Funds may invest in equity securities. Equity risk is the risk that the value of the securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

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Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

NASDAQ Internet Portfolio may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. As compensation for its services, NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund other than NASDAQ Internet Portfolio from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2014. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2014. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or pay Fund expenses during the period under this expense limitation for Dynamic Energy Sector Portfolio.

Further, the Adviser has contractually agreed, through at least August 31, 2015, to waive the advisory fee payable by each Fund in an amount equal to 100% of the net advisory fees the Adviser’s affiliate receives from the affiliated money market funds on investments by a Fund (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six-month period ended October 31, 2013, the Adviser waived fees and/or paid Fund expenses for each Fund, in the following amounts:

Dynamic Basic Materials Sector Portfolio	$13,852
Dynamic Consumer Discretionary Sector Portfolio	33,562
Dynamic Consumer Staples Sector Portfolio	28,503
Dynamic Energy Sector Portfolio	44
Dynamic Financial Sector Portfolio	33,788
Dynamic Healthcare Sector Portfolio	13,730
Dynamic Industrials Sector Portfolio	19,490
Dynamic Technology Sector Portfolio	30,027
Dynamic Utilities Portfolio	28,622
NASDAQ Internet Portfolio	15

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The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to NASDAQ Internet Portfolio.

The amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2013 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/14	04/30/15	04/30/16	10/31/16
Dynamic Basic Materials Sector Portfolio	$183,266	$49,158	$73,906	$46,379	$13,823
Dynamic Consumer Discretionary Sector Portfolio	278,372	61,768	106,566	76,493	33,545
Dynamic Consumer Staples Sector Portfolio	240,511	56,840	91,705	63,480	28,486
Dynamic Energy Sector Portfolio	68,461	23,101	13,542	31,818	—
Dynamic Financial Sector Portfolio	281,460	60,063	104,587	83,041	33,769
Dynamic Healthcare Sector Portfolio	215,840	64,881	95,928	41,317	13,714
Dynamic Industrials Sector Portfolio	228,196	44,912	81,718	82,100	19,466
Dynamic Technology Sector Portfolio	247,551	51,466	93,489	72,589	30,007
Dynamic Utilities Portfolio	231,799	53,903	77,540	71,758	28,598

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Full Name	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca, Inc.
Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca, Inc.
Dynamic Consumer Staples Sector Portfolio	NYSE Arca, Inc.
Dynamic Energy Sector Portfolio	NYSE Arca, Inc.
Dynamic Financial Sector Portfolio	NYSE Arca, Inc.
Dynamic Healthcare Sector Portfolio	NYSE Arca, Inc.
Dynamic Industrials Sector Portfolio	NYSE Arca, Inc.
Dynamic Technology Sector Portfolio	NYSE Arca, Inc.
Dynamic Utilities Portfolio	NYSE Arca, Inc.
NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices	are determined using quoted prices in an active market for identical assets.

Level 2 — Prices	are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 — Prices	are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of April 30, 2013, which expires as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-term	Long-term	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$2,521,492	$8,909,869	$1,672,999	$21,628,590
Dynamic Consumer Discretionary Sector Portfolio	—	1,246,058	1,993,654	—	2,042,056	4,101,567	—	9,383,335
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	1,180,566	3,579,323	134,502	11,621,278
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,914,682	1,167,692	15,165,606	1,073,503	25,072,035
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	1,979,006	3,051,498	71,283	11,952,592
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	2,739,963	9,956,355	231,847	51,791,179
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	2,746,746	11,306,561	144,832	43,444,871
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	3,016,840	8,744,270	75,097	30,181,343
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	874,386	4,628,005	2,064,645	17,374,744
NASDAQ Internet Portfolio	—	—	—	3,360	74,863	691,683	974,157	1,744,063

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$43,234,683	$42,702,929
Dynamic Consumer Discretionary Sector Portfolio	24,377,263	23,851,289
Dynamic Consumer Staples Sector Portfolio	16,248,794	15,914,020
Dynamic Energy Sector Portfolio	92,263,959	91,511,792
Dynamic Financial Sector Portfolio	20,319,239	20,513,672
Dynamic Healthcare Sector Portfolio	61,783,971	61,419,596
Dynamic Industrials Sector Portfolio	41,423,049	41,396,371
Dynamic Technology Sector Portfolio	26,523,873	26,568,450
Dynamic Utilities Portfolio	15,371,347	15,527,770
NASDAQ Internet Portfolio	9,762,340	10,300,099

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For the six-month period ended October 31, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$33,310,789	$44,811,649
Dynamic Consumer Discretionary Sector Portfolio	20,140,110	24,234,513
Dynamic Consumer Staples Sector Portfolio	12,004,415	14,434,134
Dynamic Energy Sector Portfolio	81,983,373	74,479,648
Dynamic Financial Sector Portfolio	16,174,016	14,665,744
Dynamic Healthcare Sector Portfolio	51,998,057	41,417,481
Dynamic Industrials Sector Portfolio	62,436,022	23,477,501
Dynamic Technology Sector Portfolio	21,484,411	22,891,083
Dynamic Utilities Portfolio	8,508,959	11,632,277
NASDAQ Internet Portfolio	132,167,691	11,321,984

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$65,670,246	$11,718,033	$13,040,103	$(1,322,070)
Dynamic Consumer Discretionary Sector Portfolio	21,841,153	2,588,988	2,775,356	(186,368)
Dynamic Consumer Staples Sector Portfolio	31,309,483	7,562,785	7,947,701	(384,916)
Dynamic Energy Sector Portfolio	141,571,965	19,829,482	22,424,282	(2,594,800)
Dynamic Financial Sector Portfolio	21,557,064	2,813,166	3,004,725	(191,559)
Dynamic Healthcare Sector Portfolio	70,363,279	9,986,687	10,938,054	(951,367)
Dynamic Industrials Sector Portfolio	76,581,664	13,313,372	13,491,081	(177,709)
Dynamic Technology Sector Portfolio	30,793,111	4,363,047	4,844,835	(481,788)
Dynamic Utilities Portfolio	34,865,833	5,659,756	6,753,718	(1,093,962)
NASDAQ Internet Portfolio	186,883,814	33,778,431	36,719,922	(2,941,491)

Note 7. Trustees’ Fees

The Funds compensate each Independent Trustee. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet Portfolio. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the

45

Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund’s Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Event

At a meeting held on December 17, 2013, the Board of Trustees of the Trust approved changes to each Fund’s name, investment objective, underlying index, and investment policies and strategies. These changes are scheduled to take effect on February 19, 2014. The name changes for each Fund are as follows:

Current Portfolio Name	New Portfolio Name
PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares DWA Basic Materials Momentum Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares DWA Consumer Cyclicals Momentum Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares DWA Consumer Staples Momentum Portfolio
PowerShares Dynamic Energy Sector Portfolio	PowerShares DWA Energy Momentum Portfolio
PowerShares Dynamic Financial Sector Portfolio	PowerShares DWA Financial Momentum Portfolio
PowerShares Dynamic Healthcare Sector Portfolio	PowerShares DWA Healthcare Momentum Portfolio
PowerShares Dynamic Industrials Sector Portfolio	PowerShares DWA Industrials Momentum Portfolio
PowerShares Dynamic Technology Sector Portfolio	PowerShares DWA Technology Momentum Portfolio
PowerShares Dynamic Utilities Portfolio	PowerShares DWA Utilities Momentum Portfolio

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2013 Invesco PowerShares Capital Management LLC		P-PS-SAR-3
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments. The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name:	Andrew Schlossberg
Title:	President

Date: January 6, 2014

By:	/s/ Steven Hill
Name:	Steven Hill
Title:	Treasurer

Date: January 6, 2014